UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments.

Banks UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (78.5%)
Associated Banc-Corp. (Banks)	4,247	$112,333
BancorpSouth Bank (Banks)	2,090	69,075
Bank of America Corp. (Banks)	237,417	7,103,516
Bank of Hawaii Corp. (Banks)	1,053	88,673
Bank of the Ozarks, Inc. (Banks)	3,011	140,915
BankUnited, Inc. (Banks)	2,619	103,739
BB&T Corp. (Banks)	19,292	1,018,618
BOK Financial Corp. (Banks)	668	67,254
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	3,463	43,184
Cathay General Bancorp, Inc. (Banks)	1,881	75,259
Chemical Financial Corp. (Banks)	1,748	95,948
CIT Group, Inc. (Banks)	3,275	173,411
Citigroup, Inc. (Banks)	63,766	4,353,304
Citizens Financial Group, Inc. (Banks)	12,086	501,448
Comerica, Inc. (Banks)	4,308	407,451
Commerce Bancshares, Inc. (Banks)	2,356	149,653
Cullen/Frost Bankers, Inc. (Banks)	1,474	168,699
East West Bancorp, Inc. (Banks)	3,547	236,301
F.N.B. Corp. (Banks)	8,019	104,247
Fifth Third Bancorp (Banks)	17,215	571,022
First Citizens BancShares, Inc. - Class A (Banks)	234	101,156
First Financial Bankshares, Inc. (Banks)	1,647	81,609
First Horizon National Corp. (Banks)	8,110	148,421
First Republic Bank (Banks)	3,903	362,472
Fulton Financial Corp. (Banks)	4,374	73,921
Glacier Bancorp, Inc. (Banks)	1,965	72,764
Hancock Holding Co. (Banks)	2,123	103,709
Home BancShares, Inc. (Banks)	3,912	90,915
Huntington Bancshares, Inc. (Banks)	27,352	407,818
IBERIABANK Corp. (Banks)	1,364	102,232
International Bancshares Corp. (Banks)	1,373	54,645
Investors Bancorp, Inc. (Banks)	6,324	84,552
JPMorgan Chase & Co. (Banks)	85,161	9,263,813
KeyCorp (Banks)	26,317	524,235
M&T Bank Corp. (Banks)	3,699	674,217
MB Financial, Inc. (Banks)	2,089	89,033
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	12,164	144,508
PacWest Bancorp (Banks)	3,128	160,279
People’s United Financial, Inc. (Banks)	8,655	158,300
Pinnacle Financial Partners, Inc. (Banks)	1,820	116,571
PNC Financial Services Group, Inc. (Banks)	11,663	1,698,249
Popular, Inc. (Banks)	2,575	119,197
Prosperity Bancshares, Inc. (Banks)	1,708	122,583
Regions Financial Corp. (Banks)	27,896	521,655
Signature Bank* (Banks)	1,359	172,797
Sterling Bancorp (Banks)	5,618	133,428
SunTrust Banks, Inc. (Banks)	11,660	778,888
SVB Financial Group* (Banks)	1,337	400,579
Synovus Financial Corp. (Banks)	2,937	153,517
TCF Financial Corp. (Banks)	4,258	105,726
Texas Capital Bancshares, Inc.* (Banks)	1,250	123,313
Trustmark Corp. (Banks)	1,654	51,787
U.S. Bancorp (Banks)	38,976	1,966,338
UMB Financial Corp. (Banks)	1,100	84,238
Umpqua Holdings Corp. (Banks)	5,504	129,674
United Bankshares, Inc. (Banks)	2,570	87,252
Valley National Bancorp (Banks)	6,608	82,930
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,153	68,358
Webster Financial Corp. (Banks)	2,307	138,858
Wells Fargo & Co. (Banks)	108,972	5,662,184
Western Alliance Bancorp* (Banks)	2,440	143,911
Wintrust Financial Corp. (Banks)	1,427	127,645
Zions Bancorp (Banks)	4,860	266,085
TOTAL COMMON STOCKS (Cost $34,322,029)		41,538,412

	Principal Amount	Value
Repurchase Agreements(a)(b) (22.0%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $11,636,525	$11,636,000	$11,636,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,636,000)		11,636,000

TOTAL INVESTMENT SECURITIES (Cost $45,958,029) - 100.5%		53,174,412
Net other assets (liabilities) - (0.5)%		(280,858)

NET ASSETS - 100.0%		$52,893,554

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $5,259,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	5/23/18	2.25%	$17,957,729	$(187,813)
Dow Jones U.S. Banks Index	UBS AG	5/23/18	2.10%	20,073,145	(210,903)
				$38,030,874	$(398,716)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Banks UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Banks	$41,282,362	78.0%
Thrifts & Mortgage Finance	256,050	0.5%
Other **	11,355,142	21.5%
Total	$52,893,554	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (77.0%)
Air Products & Chemicals, Inc. (Chemicals)	2,037	$330,585
Albemarle Corp. (Chemicals)	1,018	98,705
Alcoa Corp.* (Metals & Mining)	1,594	81,613
Allegheny Technologies, Inc.* (Metals & Mining)	1,140	30,290
Ashland Global Holdings, Inc. (Chemicals)	588	38,914
Axalta Coating Systems, Ltd.* (Chemicals)	2,043	63,129
Cabot Corp. (Chemicals)	580	32,399
Carpenter Technology Corp. (Metals & Mining)	447	23,807
Celanese Corp. (Chemicals)	1,271	138,120
CF Industries Holdings, Inc. (Chemicals)	2,159	83,769
Commercial Metals Co. (Metals & Mining)	1,073	22,544
Compass Minerals International, Inc. (Metals & Mining)	316	21,267
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	212	6,667
Domtar Corp. (Paper & Forest Products)	597	26,208
DowDuPont, Inc. (Chemicals)	21,634	1,368,134
Eastman Chemical Co. (Chemicals)	1,306	133,316
Ecolab, Inc. (Chemicals)	2,399	347,303
FMC Corp. (Chemicals)	1,246	99,344
Freeport-McMoRan, Inc. (Metals & Mining)	12,456	189,456
GCP Applied Technologies, Inc.* (Chemicals)	662	18,966
H.B. Fuller Co. (Chemicals)	470	23,251
Huntsman Corp. (Chemicals)	1,949	58,022
Ingevity Corp.* (Chemicals)	369	28,350
International Flavors & Fragrances, Inc. (Chemicals)	742	104,815
KapStone Paper & Packaging Corp. (Paper & Forest Products)	803	27,640
LyondellBasell Industries N.V. - Class A (Chemicals)	2,999	317,084
Minerals Technologies, Inc. (Chemicals)	346	23,891
Monsanto Co. (Chemicals)	4,084	512,011
NewMarket Corp. (Chemicals)	70	26,569
Newmont Mining Corp. (Metals & Mining)	4,924	193,463
Nucor Corp. (Metals & Mining)	2,951	181,841
Olin Corp. (Chemicals)	1,542	46,553
Platform Specialty Products Corp.* (Chemicals)	1,982	19,959
PolyOne Corp. (Chemicals)	734	30,718
PPG Industries, Inc. (Chemicals)	2,340	247,759
Praxair, Inc. (Chemicals)	2,635	401,890
Reliance Steel & Aluminum Co. (Metals & Mining)	672	59,082
Royal Gold, Inc. (Metals & Mining)	591	52,481
RPM International, Inc. (Chemicals)	1,233	59,554
Sensient Technologies Corp. (Chemicals)	389	25,927
Steel Dynamics, Inc. (Metals & Mining)	2,199	98,537
The Chemours Co. (Chemicals)	1,722	83,362
The Mosaic Co. (Chemicals)	3,245	87,453
The Scotts Miracle-Gro Co. - Class A (Chemicals)	372	31,092
Trinseo SA (Chemicals)	394	28,742
United States Steel Corp. (Metals & Mining)	1,605	54,297
Valvoline, Inc. (Chemicals)	1,855	37,619
W.R. Grace & Co. (Chemicals)	634	43,391
Westlake Chemical Corp. (Chemicals)	317	33,909
Worthington Industries, Inc. (Metals & Mining)	400	17,812
TOTAL COMMON STOCKS (Cost $2,664,308)		6,111,610

	Principal Amount	Value
Repurchase Agreements(a)(b) (25.3%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $2,008,091	$2,008,000	$2,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,008,000)		2,008,000

TOTAL INVESTMENT SECURITIES (Cost $4,672,308) - 102.3%		8,119,610
Net other assets (liabilities) - (2.3)%		(185,844)

NET ASSETS - 100.0%		$7,933,766

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,320,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	5/23/18	2.25%	$2,613,055	$(83,482)
Dow Jones U.S. Basic Materials Index	UBS AG	5/23/18	2.10%	3,212,200	(96,779)
				$5,825,255	$(180,261)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Chemicals	$5,024,605	63.3%
Metals & Mining	1,026,490	12.9%
Oil, Gas & Consumable Fuels	6,667	0.1%
Paper & Forest Products	53,848	0.7%
Other **	1,822,156	23.0%
Total	$7,933,766	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Bear ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.7%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $14,391,649	$14,391,000	$14,391,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,391,000)		14,391,000

TOTAL INVESTMENT SECURITIES (Cost $14,391,000) - 97.7%		14,391,000
Net other assets (liabilities) - 2.3%		336,255

NET ASSETS - 100.0%		$14,727,255

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,651,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	6/18/18	$(2,381,850)	$73,539

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/29/18	(2.10)%	$(7,076,897)	$59,438
S&P 500	UBS AG	5/29/18	(1.90)%	(5,252,002)	41,047
				$(12,328,899)	$100,485

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (75.4%)
AbbVie, Inc. (Biotechnology)	375,101	$36,216,002
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	23,085	364,974
Agilent Technologies, Inc. (Life Sciences Tools & Services)	75,956	4,993,347
Agios Pharmaceuticals, Inc.* (Biotechnology)	11,278	946,337
Alexion Pharmaceuticals, Inc.* (Biotechnology)	52,187	6,138,757
Alkermes PLC* (Biotechnology)	36,766	1,627,631
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	19,228	1,817,623
Amgen, Inc. (Biotechnology)	157,314	27,448,147
Biogen, Inc.* (Biotechnology)	49,782	13,620,355
BioMarin Pharmaceutical, Inc.* (Biotechnology)	41,321	3,450,717
Bio-Techne Corp. (Life Sciences Tools & Services)	8,792	1,326,801
Bluebird Bio, Inc.* (Biotechnology)	11,748	1,998,922
Celgene Corp.* (Biotechnology)	177,019	15,418,355
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	11,155	1,162,239
Clovis Oncology, Inc.* (Biotechnology)	12,331	534,919
Exact Sciences Corp.* (Biotechnology)	28,184	1,409,482
Exelixis, Inc.* (Biotechnology)	66,155	1,377,347
Gilead Sciences, Inc. (Biotechnology)	308,283	22,267,281
Illumina, Inc.* (Life Sciences Tools & Services)	34,610	8,338,588
Incyte Corp.* (Biotechnology)	41,337	2,560,414
Intercept Pharmaceuticals, Inc.* (Biotechnology)	4,917	334,405
Intrexon Corp.* (Biotechnology)	15,632	284,190
Ionis Pharmaceuticals, Inc.* (Biotechnology)	29,358	1,263,275
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	34,297	3,284,281
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	4,971	769,759
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5,967	3,341,102
Myriad Genetics, Inc.* (Biotechnology)	16,463	465,738
Nektar Therapeutics* (Pharmaceuticals)	37,867	3,167,953
Neurocrine Biosciences, Inc.* (Biotechnology)	20,805	1,686,869
OPKO Health, Inc.* (Biotechnology)	85,560	260,102
Portola Pharmaceuticals, Inc.* (Biotechnology)	15,348	554,523
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	11,768	966,977
Radius Health, Inc.* (Biotechnology)	9,526	287,685
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	18,166	5,516,651
Seattle Genetics, Inc.* (Biotechnology)	24,933	1,276,320
Syneos Health, Inc.* (Life Sciences Tools & Services)	13,253	504,939
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	10,885	553,393
United Therapeutics Corp.* (Biotechnology)	10,145	1,117,066
Vertex Pharmaceuticals, Inc.* (Biotechnology)	59,755	9,152,076
TOTAL COMMON STOCKS (Cost $95,607,072)		187,805,542
Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	73,711	81,819
TOTAL CONTINGENT RIGHT (Cost $—)		81,819

	Principal Amount	Value
Repurchase Agreements(b)(c) (24.9%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $61,974,796	$61,972,000	$61,972,000
TOTAL REPURCHASE AGREEMENTS (Cost $61,972,000)		61,972,000

TOTAL INVESTMENT SECURITIES (Cost $157,579,072) - 100.3%		249,859,361
Net other assets (liabilities) - (0.3)%		(858,383)

NET ASSETS - 100.0%		$249,000,978

*                           Non-income producing security.

^                            The Advisor has deemed this security to be illiquid.  As of April 30, 2018, this security represented 0.033% of the net assets of the Fund.

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2018, this security represented 0.033% of the net assets of the Fund.

(a)                   Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $34,512,000.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	5/23/18	2.25%	$93,260,222	$(273,481)
Dow Jones U.S. Biotechnology Index	UBS AG	5/23/18	2.25%	92,996,790	(308,236)
				$186,257,012	$(581,717)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Biotechnology	$160,801,134	64.5%
Life Sciences Tools & Services	23,918,274	9.6%
Pharmaceuticals	3,167,953	1.3%
Other **	61,113,617	24.6%
Total	$249,000,978	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Bull ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (66.3%)
3M Co. (Industrial Conglomerates)	1,029	$200,027
A.O. Smith Corp. (Building Products)	252	15,460
Abbott Laboratories (Health Care Equipment & Supplies)	2,982	173,344
AbbVie, Inc. (Biotechnology)	2,730	263,582
Accenture PLC - Class A (IT Services)	1,050	158,760
Activision Blizzard, Inc. (Software)	1,302	86,388
Acuity Brands, Inc. (Electrical Equipment)	63	7,546
Adobe Systems, Inc.* (Software)	840	186,144
Advance Auto Parts, Inc. (Specialty Retail)	126	14,421
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,407	15,308
Aetna, Inc. (Health Care Providers & Services)	567	101,521
Affiliated Managers Group, Inc. (Capital Markets)	84	13,848
Aflac, Inc. (Insurance)	1,344	61,246
Agilent Technologies, Inc. (Life Sciences Tools & Services)	546	35,894
Air Products & Chemicals, Inc. (Chemicals)	378	61,346
Akamai Technologies, Inc.* (Internet Software & Services)	294	21,065
Alaska Air Group, Inc. (Airlines)	210	13,635
Albemarle Corp. (Chemicals)	189	18,325
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	168	20,928
Alexion Pharmaceuticals, Inc.* (Biotechnology)	378	44,464
Align Technology, Inc.* (Health Care Equipment & Supplies)	126	31,481
Allegion PLC (Building Products)	168	12,966
Allergan PLC (Pharmaceuticals)	567	87,120
Alliance Data Systems Corp. (IT Services)	84	17,056
Alliant Energy Corp. (Electric Utilities)	399	17,137
Alphabet, Inc.* - Class A (Internet Software & Services)	504	513,364
Alphabet, Inc.* - Class C (Internet Software & Services)	525	534,098
Altria Group, Inc. (Tobacco)	3,255	182,638
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	693	1,085,329
Ameren Corp. (Multi-Utilities)	420	24,620
American Airlines Group, Inc. (Airlines)	714	30,652
American Electric Power Co., Inc. (Electric Utilities)	840	58,783
American Express Co. (Consumer Finance)	1,239	122,351
American International Group, Inc. (Insurance)	1,533	85,848
American Tower Corp. (Equity Real Estate Investment Trusts)	756	103,087
American Water Works Co., Inc. (Water Utilities)	315	27,273
Ameriprise Financial, Inc. (Capital Markets)	252	35,333
AmerisourceBergen Corp. (Health Care Providers & Services)	273	24,728
AMETEK, Inc. (Electrical Equipment)	399	27,850
Amgen, Inc. (Biotechnology)	1,155	201,524
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	525	43,948
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	945	63,617
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	630	55,031
Andeavor (Oil, Gas & Consumable Fuels)	252	34,857
ANSYS, Inc.* (Software)	147	23,764
Anthem, Inc. (Health Care Providers & Services)	441	104,072
Aon PLC (Insurance)	420	59,837
Apache Corp. (Oil, Gas & Consumable Fuels)	651	26,658
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	273	11,084
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,694	1,436,770
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,806	89,704
Aptiv PLC (Auto Components)	462	39,076
Archer-Daniels-Midland Co. (Food Products)	966	43,837
Arconic, Inc. (Aerospace & Defense)	735	13,090
Arthur J. Gallagher & Co. (Insurance)	315	22,047
Assurant, Inc. (Insurance)	84	7,797
AT&T, Inc. (Diversified Telecommunication Services)	10,521	344,037
Autodesk, Inc.* (Software)	378	47,590
Automatic Data Processing, Inc. (IT Services)	756	89,268
AutoZone, Inc.* (Specialty Retail)	42	26,230
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	231	37,653
Avery Dennison Corp. (Containers & Packaging)	147	15,407
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	714	25,783
Ball Corp. (Containers & Packaging)	609	24,415
Bank of America Corp. (Banks)	16,401	490,718
Baxter International, Inc. (Health Care Equipment & Supplies)	861	59,840
BB&T Corp. (Banks)	1,323	69,854
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	462	107,124
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,297	638,728
Best Buy Co., Inc. (Specialty Retail)	441	33,750
Biogen, Inc.* (Biotechnology)	357	97,675
BlackRock, Inc. - Class A (Capital Markets)	210	109,515
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	84	182,952
BorgWarner, Inc. (Auto Components)	336	16,444
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	273	33,145
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,352	67,549
Brighthouse Financial, Inc.* (Insurance)	168	8,531
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,793	145,599
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	714	163,806
Brown-Forman Corp. - Class B (Beverages)	441	24,714
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	231	21,259
CA, Inc. (Software)	546	19,001
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	798	19,080
Cadence Design Systems, Inc.* (Software)	483	19,349
Campbell Soup Co. (Food Products)	336	13,702

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Capital One Financial Corp. (Consumer Finance)	840	$76,121
Cardinal Health, Inc. (Health Care Providers & Services)	546	35,037
CarMax, Inc.* (Specialty Retail)	315	19,688
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	693	43,701
Caterpillar, Inc. (Machinery)	1,029	148,546
CBOE Holdings, Inc. (Capital Markets)	189	20,181
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	525	23,788
CBS Corp. - Class B (Media)	588	28,930
Celgene Corp.* (Biotechnology)	1,281	111,575
Centene Corp.* (Health Care Providers & Services)	294	31,923
CenterPoint Energy, Inc. (Multi-Utilities)	735	18,618
CenturyLink, Inc. (Diversified Telecommunication Services)	1,659	30,824
Cerner Corp.* (Health Care Technology)	546	31,805
CF Industries Holdings, Inc. (Chemicals)	399	15,481
Charter Communications, Inc.* - Class A (Media)	315	85,456
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,276	409,860
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	42	17,780
Chubb, Ltd. (Insurance)	798	108,264
Church & Dwight Co., Inc. (Household Products)	420	19,404
Cigna Corp. (Health Care Providers & Services)	420	72,164
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	168	16,899
Cincinnati Financial Corp. (Insurance)	252	17,726
Cintas Corp. (Commercial Services & Supplies)	147	25,034
Cisco Systems, Inc. (Communications Equipment)	8,253	365,526
Citigroup, Inc. (Banks)	4,410	301,071
Citizens Financial Group, Inc. (Banks)	840	34,852
Citrix Systems, Inc.* (Software)	231	23,772
CME Group, Inc. (Capital Markets)	588	92,716
CMS Energy Corp. (Multi-Utilities)	483	22,793
Cognizant Technology Solutions Corp. (IT Services)	1,008	82,475
Colgate-Palmolive Co. (Household Products)	1,491	97,258
Comcast Corp. - Class A (Media)	7,938	249,174
Comerica, Inc. (Banks)	294	27,807
ConAgra Foods, Inc. (Food Products)	693	25,690
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	252	39,617
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,016	132,048
Consolidated Edison, Inc. (Multi-Utilities)	525	42,068
Constellation Brands, Inc. - Class A (Beverages)	294	68,540
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,491	40,287
Costco Wholesale Corp. (Food & Staples Retailing)	756	149,053
Coty, Inc. (Personal Products)	819	14,210
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	714	72,021
CSX Corp. (Road & Rail)	1,512	89,798
Cummins, Inc. (Machinery)	273	43,642
CVS Health Corp. (Food & Staples Retailing)	1,743	121,714
D.R. Horton, Inc. (Household Durables)	588	25,955
Danaher Corp. (Health Care Equipment & Supplies)	1,050	105,336
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	210	19,501
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	252	15,823
Deere & Co. (Machinery)	546	73,890
Delta Air Lines, Inc. (Airlines)	1,113	58,121
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	399	20,086
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	903	32,806
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	357	37,731
Discover Financial Services (Consumer Finance)	609	43,391
Discovery Communications, Inc.* - Class A (Media)	273	6,456
Discovery Communications, Inc.* - Class C (Media)	525	11,666
Dish Network Corp.* - Class A (Media)	399	13,386
Dollar General Corp. (Multiline Retail)	441	42,570
Dollar Tree, Inc.* (Multiline Retail)	399	38,260
Dominion Resources, Inc. (Multi-Utilities)	1,113	74,081
Dover Corp. (Machinery)	273	25,307
DowDuPont, Inc. (Chemicals)	4,011	253,655
Dr. Pepper Snapple Group, Inc. (Beverages)	315	37,787
DTE Energy Co. (Multi-Utilities)	315	33,201
Duke Energy Corp. (Electric Utilities)	1,197	95,952
Duke Realty Corp. (Equity Real Estate Investment Trusts)	609	16,504
DXC Technology Co. (IT Services)	483	49,778
E*TRADE Financial Corp.* (Capital Markets)	462	28,034
Eastman Chemical Co. (Chemicals)	252	25,724
Eaton Corp. PLC (Electrical Equipment)	756	56,723
eBay, Inc.* (Internet Software & Services)	1,617	61,252
Ecolab, Inc. (Chemicals)	441	63,844
Edison International (Electric Utilities)	567	37,150
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	357	45,468
Electronic Arts, Inc.* (Software)	525	61,940
Eli Lilly & Co. (Pharmaceuticals)	1,659	134,495
Emerson Electric Co. (Electrical Equipment)	1,092	72,519
Entergy Corp. (Electric Utilities)	315	25,701
Envision Healthcare Corp.* (Health Care Providers & Services)	210	7,806
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	987	116,634
EQT Corp. (Oil, Gas & Consumable Fuels)	420	21,080
Equifax, Inc. (Professional Services)	210	23,531
Equinix, Inc. (Equity Real Estate Investment Trusts)	126	53,020
Equity Residential (Equity Real Estate Investment Trusts)	630	38,877

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	105		$25,167
Everest Re Group, Ltd. (Insurance)	63		14,658
Eversource Energy (Electric Utilities)	546		32,897
Exelon Corp. (Electric Utilities)	1,659		65,829
Expedia, Inc. (Internet & Direct Marketing Retail)	210		24,179
Expeditors International of Washington, Inc. (Air Freight & Logistics)	294		18,775
Express Scripts Holding Co.* (Health Care Providers & Services)	966		73,126
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	210		18,814
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,266		564,933
F5 Networks, Inc.* (Communications Equipment)	105		17,124
Facebook, Inc.* - Class A (Internet Software & Services)	4,116		707,952
Fastenal Co. (Trading Companies & Distributors)	483		24,146
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	126		14,597
FedEx Corp. (Air Freight & Logistics)	420		103,824
Fidelity National Information Services, Inc. (IT Services)	567		53,848
Fifth Third Bancorp (Banks)	1,197		39,704
First Horizon National Corp. (Banks)	—	†	7
FirstEnergy Corp. (Electric Utilities)	756		26,006
Fiserv, Inc.* (IT Services)	714		50,594
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	231		12,370
Flowserve Corp. (Machinery)	231		10,259
Fluor Corp. (Construction & Engineering)	231		13,617
FMC Corp. (Chemicals)	231		18,418
Foot Locker, Inc. (Specialty Retail)	210		9,047
Ford Motor Co. (Automobiles)	6,699		75,297
Fortive Corp. (Machinery)	525		36,913
Fortune Brands Home & Security, Inc. (Building Products)	252		13,782
Franklin Resources, Inc. (Capital Markets)	567		19,074
Freeport-McMoRan, Inc. (Metals & Mining)	2,310		35,135
Garmin, Ltd. (Household Durables)	189		11,089
Gartner, Inc.* (IT Services)	147		17,830
General Dynamics Corp. (Aerospace & Defense)	483		97,233
General Electric Co. (Industrial Conglomerates)	14,889		209,489
General Mills, Inc. (Food Products)	966		42,253
General Motors Co. (Automobiles)	2,163		79,469
Genuine Parts Co. (Distributors)	252		22,256
GGP, Inc. (Equity Real Estate Investment Trusts)	1,092		21,829
Gilead Sciences, Inc. (Biotechnology)	2,247		162,301
Global Payments, Inc. (IT Services)	273		30,863
H & R Block, Inc. (Diversified Consumer Services)	357		9,871
Halliburton Co. (Energy Equipment & Services)	1,491		79,008
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	609		11,248
Harley-Davidson, Inc. (Automobiles)	294		12,092
Harris Corp. (Communications Equipment)	210		32,848
Hartford Financial Services Group, Inc. (Insurance)	609		32,789
Hasbro, Inc. (Leisure Products)	189		16,649
HCA Holdings, Inc. (Health Care Providers & Services)	483		46,242
HCP, Inc. (Equity Real Estate Investment Trusts)	798		18,641
Helmerich & Payne, Inc. (Energy Equipment & Services)	189		13,145
Henry Schein, Inc.* (Health Care Providers & Services)	273		20,748
Hess Corp. (Oil, Gas & Consumable Fuels)	462		26,329
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,688		45,830
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	357		28,146
Hologic, Inc.* (Health Care Equipment & Supplies)	483		18,736
Honeywell International, Inc. (Industrial Conglomerates)	1,281		185,335
Hormel Foods Corp. (Food Products)	462		16,748
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,260		24,646
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,814		60,473
Humana, Inc. (Health Care Providers & Services)	231		67,956
Huntington Bancshares, Inc. (Banks)	1,890		28,180
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	84		20,430
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	147		28,590
IHS Markit, Ltd.* (Professional Services)	630		30,951
Illinois Tool Works, Inc. (Machinery)	525		74,561
Illumina, Inc.* (Life Sciences Tools & Services)	252		60,714
Incyte Corp.* (Biotechnology)	294		18,210
Ingersoll-Rand PLC (Machinery)	420		35,234
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,022		414,097
Intercontinental Exchange, Inc. (Capital Markets)	1,008		73,040
International Business Machines Corp. (IT Services)	1,470		213,091
International Flavors & Fragrances, Inc. (Chemicals)	126		17,799
International Paper Co. (Containers & Packaging)	714		36,813
Intuit, Inc. (Software)	420		77,612
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	189		83,307
Invesco, Ltd. (Capital Markets)	693		20,076
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	63		13,421
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	252		24,132
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	483		16,393
J.B. Hunt Transport Services, Inc. (Road & Rail)	147		17,262
Jacobs Engineering Group, Inc. (Construction & Engineering)	210		12,199
Johnson & Johnson (Pharmaceuticals)	4,599		581,728

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Johnson Controls International PLC (Building Products)	1,596	$54,057
JPMorgan Chase & Co. (Banks)	5,880	639,625
Juniper Networks, Inc. (Communications Equipment)	588	14,459
Kansas City Southern Industries, Inc. (Road & Rail)	168	17,914
Kellogg Co. (Food Products)	420	24,738
KeyCorp (Banks)	1,827	36,394
Kimberly-Clark Corp. (Household Products)	609	63,056
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	735	10,665
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,255	51,494
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	273	27,775
Kohl’s Corp. (Multiline Retail)	294	18,263
L Brands, Inc. (Specialty Retail)	420	14,662
L3 Technologies, Inc. (Aerospace & Defense)	126	24,681
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	168	28,686
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	273	50,521
Leggett & Platt, Inc. (Household Durables)	231	9,367
Lennar Corp. - Class A (Household Durables)	462	24,435
Leucadia National Corp. (Diversified Financial Services)	546	13,126
Lincoln National Corp. (Insurance)	378	26,702
LKQ Corp.* (Distributors)	525	16,286
Lockheed Martin Corp. (Aerospace & Defense)	420	134,753
Loews Corp. (Insurance)	462	24,237
Lowe’s Cos., Inc. (Specialty Retail)	1,428	117,710
LyondellBasell Industries N.V. - Class A (Chemicals)	546	57,729
M&T Bank Corp. (Banks)	252	45,932
Macy’s, Inc. (Multiline Retail)	525	16,312
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,449	26,444
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	819	61,351
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	526	71,840
Marsh & McLennan Cos., Inc. (Insurance)	861	70,172
Martin Marietta Materials, Inc. (Construction Materials)	105	20,451
Masco Corp. (Building Products)	546	20,677
MasterCard, Inc. - Class A (IT Services)	1,575	280,775
Mattel, Inc. (Leisure Products)	588	8,702
McCormick & Co., Inc. (Food Products)	210	22,136
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,365	228,555
McKesson Corp. (Health Care Providers & Services)	357	55,767
Medtronic PLC (Health Care Equipment & Supplies)	2,331	186,782
Merck & Co., Inc. (Pharmaceuticals)	4,620	271,979
MetLife, Inc. (Insurance)	1,785	85,091
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	42	23,517
MGM Resorts International (Hotels, Restaurants & Leisure)	882	27,712
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	252	17,242
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	399	33,380
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,974	90,765
Microsoft Corp. (Software)	13,188	1,233,342
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	189	17,286
Mohawk Industries, Inc.* (Household Durables)	105	22,037
Molson Coors Brewing Co. - Class B (Beverages)	315	22,441
Mondelez International, Inc. - Class A (Food Products)	2,541	100,369
Monsanto Co. (Chemicals)	756	94,779
Monster Beverage Corp.* (Beverages)	714	39,270
Moody’s Corp. (Capital Markets)	294	47,687
Morgan Stanley (Capital Markets)	2,373	122,495
Motorola Solutions, Inc. (Communications Equipment)	273	29,984
MSCI, Inc. - Class A (Capital Markets)	147	22,025
Mylan N.V.* (Pharmaceuticals)	882	34,186
National Oilwell Varco, Inc. (Energy Equipment & Services)	651	25,174
Navient Corp. (Consumer Finance)	441	5,848
Nektar Therapeutics* (Pharmaceuticals)	273	22,839
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	462	30,760
Netflix, Inc.* (Internet & Direct Marketing Retail)	735	229,658
Newell Rubbermaid, Inc. (Household Durables)	840	23,209
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	336	10,013
Newmont Mining Corp. (Metals & Mining)	924	36,304
News Corp. - Class A (Media)	651	10,403
News Corp. - Class B (Media)	210	3,413
NextEra Energy, Inc. (Electric Utilities)	798	130,799
Nielsen Holdings PLC (Professional Services)	567	17,832
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,226	152,237
NiSource, Inc. (Multi-Utilities)	588	14,341
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	840	28,417
Nordstrom, Inc. (Multiline Retail)	210	10,618
Norfolk Southern Corp. (Road & Rail)	483	69,296
Northern Trust Corp. (Capital Markets)	357	38,110
Northrop Grumman Corp. (Aerospace & Defense)	294	94,680
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	357	19,089
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	525	16,275
Nucor Corp. (Metals & Mining)	546	33,645
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,029	231,422
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,302	100,593
Omnicom Group, Inc. (Media)	399	29,390

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	714	$42,997
Oracle Corp. (Software)	5,187	236,890
O’Reilly Automotive, Inc.* (Specialty Retail)	147	37,642
PACCAR, Inc. (Machinery)	609	38,775
Packaging Corp. of America (Containers & Packaging)	168	19,436
Parker-Hannifin Corp. (Machinery)	231	38,027
Paychex, Inc. (IT Services)	546	33,071
PayPal Holdings, Inc.* (IT Services)	1,932	144,147
Pentair PLC (Machinery)	294	19,780
People’s United Financial, Inc. (Banks)	588	10,755
PepsiCo, Inc. (Beverages)	2,436	245,890
PerkinElmer, Inc. (Life Sciences Tools & Services)	189	13,865
Perrigo Co. PLC (Pharmaceuticals)	231	18,050
Pfizer, Inc. (Pharmaceuticals)	10,206	373,642
PG&E Corp. (Electric Utilities)	882	40,660
Philip Morris International, Inc. (Tobacco)	2,667	218,694
Phillips 66 (Oil, Gas & Consumable Fuels)	714	79,475
Pinnacle West Capital Corp. (Electric Utilities)	189	15,215
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	294	59,256
PNC Financial Services Group, Inc. (Banks)	798	116,197
PPG Industries, Inc. (Chemicals)	441	46,693
PPL Corp. (Electric Utilities)	1,197	34,833
Praxair, Inc. (Chemicals)	483	73,667
Principal Financial Group, Inc. (Insurance)	462	27,360
Prologis, Inc. (Equity Real Estate Investment Trusts)	924	59,977
Prudential Financial, Inc. (Insurance)	714	75,912
Public Service Enterprise Group, Inc. (Multi-Utilities)	861	44,901
Public Storage (Equity Real Estate Investment Trusts)	252	50,849
PulteGroup, Inc. (Household Durables)	462	14,026
PVH Corp. (Textiles, Apparel & Luxury Goods)	126	20,118
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	210	14,154
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,541	129,616
Quanta Services, Inc.* (Construction & Engineering)	273	8,873
Quest Diagnostics, Inc. (Health Care Providers & Services)	231	23,377
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	105	11,534
Range Resources Corp. (Oil, Gas & Consumable Fuels)	378	5,235
Raymond James Financial, Inc. (Capital Markets)	231	20,732
Raytheon Co. (Aerospace & Defense)	504	103,290
Realty Income Corp. (Equity Real Estate Investment Trusts)	483	24,396
Red Hat, Inc.* (Software)	294	47,940
Regency Centers Corp. (Equity Real Estate Investment Trusts)	252	14,830
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	126	38,264
Regions Financial Corp. (Banks)	1,932	36,128
Republic Services, Inc. - Class A (Commercial Services & Supplies)	378	24,449
ResMed, Inc. (Health Care Equipment & Supplies)	252	23,849
Robert Half International, Inc. (Professional Services)	210	12,758
Rockwell Automation, Inc. (Electrical Equipment)	210	34,551
Rockwell Collins, Inc. (Aerospace & Defense)	273	36,183
Roper Technologies, Inc. (Industrial Conglomerates)	168	44,384
Ross Stores, Inc. (Specialty Retail)	651	52,633
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	294	31,808
S&P Global, Inc. (Capital Markets)	441	83,173
Salesforce.com, Inc.* (Software)	1,176	142,284
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	210	33,648
SCANA Corp. (Multi-Utilities)	252	9,266
Schlumberger, Ltd. (Energy Equipment & Services)	2,373	162,692
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	483	27,961
Sealed Air Corp. (Containers & Packaging)	294	12,892
Sempra Energy (Multi-Utilities)	441	49,304
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	525	82,079
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	315	27,329
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	147	14,368
Snap-on, Inc. (Machinery)	105	15,251
Southwest Airlines Co. (Airlines)	924	48,815
Stanley Black & Decker, Inc. (Machinery)	273	38,654
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,415	139,031
State Street Corp. (Capital Markets)	630	62,861
Stericycle, Inc.* (Commercial Services & Supplies)	147	8,630
Stryker Corp. (Health Care Equipment & Supplies)	546	92,503
SunTrust Banks, Inc. (Banks)	798	53,306
SVB Financial Group* (Banks)	84	25,167
Symantec Corp. (Software)	1,071	29,763
Synchrony Financial (Consumer Finance)	1,218	40,401
Synopsys, Inc.* (Software)	252	21,549
Sysco Corp. (Food & Staples Retailing)	819	51,220
T. Rowe Price Group, Inc. (Capital Markets)	420	47,804
Take-Two Interactive Software, Inc.* (Software)	189	18,845
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	483	25,971
Target Corp. (Multiline Retail)	924	67,082
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	609	55,875
TechnipFMC PLC (Energy Equipment & Services)	756	24,918
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,680	170,402
Textron, Inc. (Aerospace & Defense)	441	27,404
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,134	13,880
The Allstate Corp. (Insurance)	609	59,572

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Bank of New York Mellon Corp. (Capital Markets)	1,722	$93,866
The Boeing Co. (Aerospace & Defense)	945	315,213
The Charles Schwab Corp. (Capital Markets)	2,058	114,589
The Clorox Co. (Household Products)	231	27,073
The Coca-Cola Co. (Beverages)	6,573	284,018
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	84	19,212
The Estee Lauder Cos., Inc. - Class A (Personal Products)	378	55,978
The Gap, Inc. (Specialty Retail)	378	11,053
The Goldman Sachs Group, Inc. (Capital Markets)	609	145,144
The Goodyear Tire & Rubber Co. (Auto Components)	420	10,546
The Hershey Co. (Food Products)	231	21,238
The Home Depot, Inc. (Specialty Retail)	1,995	368,675
The Interpublic Group of Cos., Inc. (Media)	651	15,357
The JM Smucker Co. - Class A (Food Products)	189	21,561
The Kraft Heinz Co. (Food Products)	1,029	58,015
The Kroger Co. (Food & Staples Retailing)	1,512	38,087
The Macerich Co. (Equity Real Estate Investment Trusts)	189	10,890
The Mosaic Co. (Chemicals)	609	16,413
The NASDAQ OMX Group, Inc. (Capital Markets)	210	18,547
The Procter & Gamble Co. (Household Products)	4,326	312,943
The Progressive Corp. (Insurance)	1,008	60,772
The Sherwin-Williams Co. (Chemicals)	147	54,046
The Southern Co. (Electric Utilities)	1,722	79,419
The TJX Cos., Inc. (Specialty Retail)	1,092	92,656
The Travelers Cos., Inc. (Insurance)	462	60,799
The Walt Disney Co. (Media)	2,583	259,153
The Western Union Co. (IT Services)	777	15,346
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,428	36,742
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	693	145,772
Tiffany & Co. (Specialty Retail)	168	17,275
Time Warner, Inc. (Media)	1,344	127,411
Torchmark Corp. (Insurance)	189	16,394
Total System Services, Inc. (IT Services)	273	22,948
Tractor Supply Co. (Specialty Retail)	210	14,280
TransDigm Group, Inc. (Aerospace & Defense)	84	26,928
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	189	7,072
Twenty-First Century Fox, Inc. - Class A (Media)	1,806	66,027
Twenty-First Century Fox, Inc. - Class B (Media)	756	27,269
Tyson Foods, Inc. - Class A (Food Products)	504	35,330
U.S. Bancorp (Banks)	2,688	135,610
UDR, Inc. (Equity Real Estate Investment Trusts)	462	16,701
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	105	26,346
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	315	5,594
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	315	4,835
Union Pacific Corp. (Road & Rail)	1,344	179,598
United Continental Holdings, Inc.* (Airlines)	420	28,367
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,176	133,476
United Rentals, Inc.* (Trading Companies & Distributors)	147	22,050
United Technologies Corp. (Aerospace & Defense)	1,281	153,912
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,659	392,188
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	147	16,787
Unum Group (Insurance)	378	18,288
V.F. Corp. (Textiles, Apparel & Luxury Goods)	567	45,854
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	735	81,534
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	147	16,992
Ventas, Inc. (Equity Real Estate Investment Trusts)	609	31,315
VeriSign, Inc.* (Internet Software & Services)	147	17,261
Verisk Analytics, Inc.* - Class A (Professional Services)	273	29,061
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,077	349,250
Vertex Pharmaceuticals, Inc.* (Biotechnology)	441	67,544
Viacom, Inc. - Class B (Media)	609	18,367
Visa, Inc. - Class A (IT Services)	3,087	391,678
Vornado Realty Trust (Equity Real Estate Investment Trusts)	294	20,001
Vulcan Materials Co. (Construction Materials)	231	25,800
W.W. Grainger, Inc. (Trading Companies & Distributors)	84	23,633
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,470	97,682
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,478	219,204
Waste Management, Inc. (Commercial Services & Supplies)	693	56,334
Waters Corp.* (Life Sciences Tools & Services)	126	23,740
WEC Energy Group, Inc. (Multi-Utilities)	546	35,097
Wells Fargo & Co. (Banks)	7,518	390,635
Welltower, Inc. (Equity Real Estate Investment Trusts)	630	33,667
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	504	39,710
WestRock Co. (Containers & Packaging)	441	26,090
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,302	47,888
Whirlpool Corp. (Household Durables)	126	19,524
Willis Towers Watson PLC (Insurance)	231	34,306
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	168	19,187
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	147	27,370
Xcel Energy, Inc. (Electric Utilities)	861	40,329
Xerox Corp. (Technology Hardware, Storage & Peripherals)	357	11,228

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	441	$28,330
XL Group, Ltd. (Insurance)	441	24,515
Xylem, Inc. (Machinery)	315	22,964
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	567	49,386
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	357	41,116
Zions Bancorp (Banks)	336	18,396
Zoetis, Inc. (Pharmaceuticals)	840	70,123
TOTAL COMMON STOCKS (Cost $13,699,026)		38,658,186

	Principal Amount	Value
Repurchase Agreements(a)(b) (34.2%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $19,914,899	$19,914,000	$19,914,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,914,000)		19,914,000

TOTAL INVESTMENT SECURITIES (Cost $33,613,026) - 100.5%		58,572,186
Net other assets (liabilities) - (0.5)%		(280,306)

NET ASSETS - 100.0%		$58,291,880

†                           Number of shares is less than 0.50.

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,693,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	29	6/18/18	$3,837,425	$(95,533)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/29/18	2.30%	$7,485,351	$(62,994)
S&P 500	UBS AG	5/29/18	2.25%	8,294,237	(70,620)
				$15,779,588	$(133,614)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Bull ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,047,797	1.8%
Air Freight & Logistics	277,334	0.5%
Airlines	179,590	0.3%
Auto Components	66,066	0.1%
Automobiles	166,858	0.3%
Banks	2,500,338	4.4%
Beverages	722,661	1.2%
Biotechnology	1,005,139	1.7%
Building Products	116,942	0.2%
Capital Markets	1,228,850	2.1%
Chemicals	817,919	1.4%
Commercial Services & Supplies	114,447	0.2%
Communications Equipment	459,941	0.8%
Construction & Engineering	34,689	0.1%
Construction Materials	46,251	0.1%
Consumer Finance	288,112	0.5%
Containers & Packaging	135,053	0.2%
Distributors	38,542	0.1%
Diversified Consumer Services	9,871	NM
Diversified Financial Services	651,854	1.1%
Diversified Telecommunication Services	724,111	1.2%
Electric Utilities	700,710	1.2%
Electrical Equipment	199,189	0.3%
Electronic Equipment, Instruments & Components	165,901	0.3%
Energy Equipment & Services	330,720	0.6%
Equity Real Estate Investment Trusts	1,032,697	1.8%
Food & Staples Retailing	676,960	1.2%
Food Products	425,617	0.7%
Health Care Equipment & Supplies	1,121,315	1.9%
Health Care Providers & Services	1,117,951	1.9%
Health Care Technology	31,805	0.1%
Hotels, Restaurants & Leisure	723,106	1.2%
Household Durables	149,642	0.3%
Household Products	519,734	0.9%
Independent Power & Renewable Electricity Producers	30,155	0.1%
Industrial Conglomerates	639,235	1.1%
Insurance	1,002,863	1.7%
Internet & Direct Marketing Retail	1,529,190	2.6%
Internet Software & Services	1,854,992	3.2%
IT Services	1,651,528	2.8%
Leisure Products	25,351	NM
Life Sciences Tools & Services	327,634	0.6%
Machinery	621,803	1.1%
Media	951,858	1.6%
Metals & Mining	105,084	0.2%
Multiline Retail	193,105	0.3%
Multi-Utilities	368,290	0.6%
Oil, Gas & Consumable Fuels	2,087,969	3.6%
Personal Products	70,188	0.1%
Pharmaceuticals	1,739,761	3.0%
Professional Services	114,133	0.2%
Real Estate Management & Development	23,788	NM
Road & Rail	373,868	0.6%
Semiconductors & Semiconductor Equipment	1,541,640	2.6%
Software	2,276,172	4.0%
Specialty Retail	856,068	1.5%
Technology Hardware, Storage & Peripherals	1,652,732	2.8%
Textiles, Apparel & Luxury Goods	294,633	0.5%
Tobacco	401,332	0.7%
Trading Companies & Distributors	69,829	0.1%
Water Utilities	27,273	NM
Other **	19,633,694	33.7%
Total	$58,291,880	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (80.0%)
Activision Blizzard, Inc. (Software)	2,346	$155,657
Adient PLC (Auto Components)	290	17,774
Altria Group, Inc. (Tobacco)	5,881	329,983
Aptiv PLC (Auto Components)	824	69,693
Archer-Daniels-Midland Co. (Food Products)	1,729	78,462
Autoliv, Inc. (Auto Components)	269	36,059
Avon Products, Inc.* (Personal Products)	1,360	3,441
B&G Foods, Inc. - Class A (Food Products)	207	4,709
BorgWarner, Inc. (Auto Components)	612	29,951
Brown-Forman Corp. - Class A (Beverages)	189	10,087
Brown-Forman Corp. - Class B (Beverages)	810	45,392
Brunswick Corp. (Leisure Products)	271	16,227
Bunge, Ltd. (Food Products)	435	31,420
Campbell Soup Co. (Food Products)	594	24,223
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	145	14,546
Church & Dwight Co., Inc. (Household Products)	753	34,789
Colgate-Palmolive Co. (Household Products)	2,708	176,642
ConAgra Foods, Inc. (Food Products)	1,240	45,967
Constellation Brands, Inc. - Class A (Beverages)	531	123,792
Cooper Tire & Rubber Co. (Auto Components)	156	3,814
Coty, Inc. (Personal Products)	1,459	25,314
D.R. Horton, Inc. (Household Durables)	1,059	46,745
Dana Holding Corp. (Auto Components)	450	10,679
Darling Ingredients, Inc.* (Food Products)	509	8,724
Dean Foods Co. (Food Products)	283	2,437
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	99	9,233
Delphi Technologies PLC (Auto Components)	275	13,313
Dr. Pepper Snapple Group, Inc. (Beverages)	558	66,938
Edgewell Personal Care Co.* (Personal Products)	167	7,356
Electronic Arts, Inc.* (Software)	948	111,845
Energizer Holdings, Inc. (Household Products)	185	10,612
Flowers Foods, Inc. (Food Products)	571	12,910
Ford Motor Co. (Automobiles)	12,073	135,701
General Mills, Inc. (Food Products)	1,761	77,026
General Motors Co. (Automobiles)	3,905	143,469
Gentex Corp. (Auto Components)	848	19,284
Genuine Parts Co. (Distributors)	455	40,185
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,113	20,557
Harley-Davidson, Inc. (Automobiles)	521	21,429
Hasbro, Inc. (Leisure Products)	350	30,832
Helen of Troy, Ltd.* (Household Durables)	88	7,845
Herbalife, Ltd.* (Personal Products)	192	20,300
Herman Miller, Inc. (Commercial Services & Supplies)	185	5,680
HNI Corp. (Commercial Services & Supplies)	131	4,374
Hormel Foods Corp. (Food Products)	833	30,196
Ingredion, Inc. (Food Products)	221	26,761
Kellogg Co. (Food Products)	769	45,294
Kimberly-Clark Corp. (Household Products)	1,087	112,548
Lamb Weston Holding, Inc. (Food Products)	453	29,590
Lancaster Colony Corp. (Food Products)	64	8,038
Lear Corp. (Auto Components)	209	39,077
Leggett & Platt, Inc. (Household Durables)	408	16,544
Lennar Corp. - B Shares (Household Durables)	51	2,177
Lennar Corp. - Class A (Household Durables)	843	44,587
Leucadia National Corp. (Diversified Financial Services)	970	23,319
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	297	29,641
Mattel, Inc. (Leisure Products)	1,065	15,762
McCormick & Co., Inc. (Food Products)	376	39,634
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	472	32,294
Mohawk Industries, Inc.* (Household Durables)	197	41,346
Molson Coors Brewing Co. - Class B (Beverages)	570	40,607
Mondelez International, Inc. - Class A (Food Products)	4,599	181,660
Monster Beverage Corp.* (Beverages)	1,277	70,235
Newell Rubbermaid, Inc. (Household Durables)	1,502	41,500
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,015	274,586
Nu Skin Enterprises, Inc. - Class A (Personal Products)	172	12,238
NVR, Inc.* (Household Durables)	11	34,100
PepsiCo, Inc. (Beverages)	4,401	444,237
Philip Morris International, Inc. (Tobacco)	4,805	394,010
Pinnacle Foods, Inc. (Food Products)	369	22,288
Polaris Industries, Inc. (Leisure Products)	182	19,077
Pool Corp. (Distributors)	127	17,629
Post Holdings, Inc.* (Food Products)	204	16,232
PulteGroup, Inc. (Household Durables)	817	24,804
PVH Corp. (Textiles, Apparel & Luxury Goods)	237	37,842
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	171	18,784
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	419	11,942
Spectrum Brands Holdings, Inc. (Household Products)	78	5,624
Stanley Black & Decker, Inc. (Machinery)	477	67,538
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	163	7,865
Take-Two Interactive Software, Inc.* (Software)	354	35,297
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	882	47,425
Tempur Sealy International, Inc.* (Household Durables)	141	6,310
Tenneco, Inc. (Auto Components)	159	7,106
Tesla Motors, Inc.* (Automobiles)	411	120,793
The Clorox Co. (Household Products)	398	46,646
The Coca-Cola Co. (Beverages)	11,877	513,206
The Estee Lauder Cos., Inc. - Class A (Personal Products)	694	102,774
The Goodyear Tire & Rubber Co. (Auto Components)	746	18,732
The Hain Celestial Group, Inc.* (Food Products)	320	9,322
The Hershey Co. (Food Products)	436	40,086
The JM Smucker Co. - Class A (Food Products)	351	40,042

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Kraft Heinz Co. (Food Products)	1,848	$104,190
The Procter & Gamble Co. (Household Products)	7,800	564,251
Thor Industries, Inc. (Automobiles)	150	15,921
Toll Brothers, Inc. (Household Durables)	443	18,677
TreeHouse Foods, Inc.* (Food Products)	175	6,738
Tupperware Brands Corp. (Household Durables)	157	6,996
Tyson Foods, Inc. - Class A (Food Products)	918	64,352
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	571	10,141
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	568	8,719
US Foods Holding Corp.* (Food & Staples Retailing)	445	15,210
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,017	82,245
Visteon Corp.* (Auto Components)	96	11,946
WABCO Holdings, Inc.* (Machinery)	155	19,993
Whirlpool Corp. (Household Durables)	221	34,244
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	299	8,958
TOTAL COMMON STOCKS (Cost $4,139,158)		6,345,342

	Principal Amount	Value
Repurchase Agreements(a)(b) (22.4%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $1,781,080	$1,781,000	$1,781,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,781,000)		1,781,000

TOTAL INVESTMENT SECURITIES (Cost $5,920,158) - 102.4%		8,126,342
Net other assets (liabilities) - (2.4)%		(189,573)

NET ASSETS - 100.0%		$7,936,769

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,215,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	5/23/18	2.25%	$2,470,756	$(14,120)
Dow Jones U.S. Consumer Goods Index	UBS AG	5/23/18	2.10%	3,093,351	(19,873)
				$5,564,107	$(33,993)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Auto Components	$277,428	3.5%
Automobiles	437,313	5.5%
Beverages	1,314,494	16.6%
Commercial Services & Supplies	10,054	0.1%
Distributors	57,814	0.7%
Diversified Financial Services	23,319	0.3%
Food & Staples Retailing	15,210	0.2%
Food Products	950,301	12.0%
Household Durables	325,875	4.1%
Household Products	951,112	12.1%
Leisure Products	81,898	1.0%
Machinery	87,532	1.1%
Personal Products	171,423	2.2%
Software	302,799	3.8%
Textiles, Apparel & Luxury Goods	614,777	7.7%
Tobacco	723,993	9.1%
Other **	1,591,427	20.0%
Total	$7,936,769	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (74.1%)
Aaron’s, Inc. (Specialty Retail)	987	$41,227
Acxiom Corp.* (IT Services)	1,306	33,930
Adtalem Global Education, Inc.* (Diversified Consumer Services)	968	46,077
Advance Auto Parts, Inc. (Specialty Retail)	1,238	141,689
Alaska Air Group, Inc. (Airlines)	2,059	133,691
Allegiant Travel Co. (Airlines)	164	26,281
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	6,605	10,344,290
AMC Networks, Inc.* - Class A (Media)	824	42,848
American Airlines Group, Inc. (Airlines)	6,947	298,235
American Eagle Outfitters, Inc. (Specialty Retail)	2,743	56,725
AmerisourceBergen Corp. (Health Care Providers & Services)	2,666	241,486
Aramark (Hotels, Restaurants & Leisure)	4,025	150,495
AutoNation, Inc.* (Specialty Retail)	961	44,389
AutoZone, Inc.* (Specialty Retail)	446	278,536
Avis Budget Group, Inc.* (Road & Rail)	1,202	59,391
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,159	56,733
Bed Bath & Beyond, Inc. (Specialty Retail)	2,313	40,385
Best Buy Co., Inc. (Specialty Retail)	4,136	316,528
Big Lots, Inc. (Multiline Retail)	730	30,989
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,464	34,638
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	818	1,781,604
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	943	89,472
Brinker International, Inc. (Hotels, Restaurants & Leisure)	786	34,262
Burlington Stores, Inc.* (Specialty Retail)	1,163	157,994
Cable One, Inc. (Media)	61	38,742
Cardinal Health, Inc. (Health Care Providers & Services)	5,196	333,428
CarMax, Inc.* (Specialty Retail)	2,995	187,188
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	6,660	419,980
Casey’s General Stores, Inc. (Food & Staples Retailing)	581	56,125
CBS Corp. (Media)	98	4,850
CBS Corp. - Class B (Media)	5,684	279,653
Charter Communications, Inc.* - Class A (Media)	3,063	830,961
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	411	173,989
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	564	45,148
Cinemark Holdings, Inc. (Media)	1,746	68,391
Comcast Corp. - Class A (Media)	76,192	2,391,666
Copart, Inc.* (Commercial Services & Supplies)	3,360	171,629
Costco Wholesale Corp. (Food & Staples Retailing)	7,183	1,416,200
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	404	66,494
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	2,066	191,849
Delta Air Lines, Inc. (Airlines)	10,666	556,978
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,352	44,738
Dillard’s, Inc. - Class A (Multiline Retail)	359	26,763
Discovery Communications, Inc.* - Class A (Media)	2,575	60,899
Discovery Communications, Inc.* - Class C (Media)	5,594	124,299
Dish Network Corp.* - Class A (Media)	3,703	124,236
Dollar General Corp. (Multiline Retail)	4,274	412,569
Dollar Tree, Inc.* (Multiline Retail)	3,911	375,026
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	752	181,781
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,346	82,052
Expedia, Inc. (Internet & Direct Marketing Retail)	2,050	236,037
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	3,146	61,599
Five Below, Inc.* (Specialty Retail)	902	63,690
Foot Locker, Inc. (Specialty Retail)	2,035	87,668
GameStop Corp. - Class A (Specialty Retail)	1,685	23,000
GCI Liberty, Inc.* (Media)	1,642	73,233
Graham Holdings Co. - Class B (Diversified Consumer Services)	61	36,786
Grand Canyon Education, Inc.* (Diversified Consumer Services)	812	84,440
Groupon, Inc.* (Internet & Direct Marketing Retail)	6,564	30,457
H & R Block, Inc. (Diversified Consumer Services)	3,454	95,503
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,655	71,165
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	4,657	367,158
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	809	62,188
IHS Markit, Ltd.* (Professional Services)	5,905	290,113
J.C. Penney Co., Inc.* (Multiline Retail)	5,161	15,019
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	476	42,697
JetBlue Airways Corp.* (Airlines)	5,290	101,515
John Wiley & Sons, Inc. - Class A (Media)	761	50,188
KAR Auction Services, Inc. (Commercial Services & Supplies)	2,208	114,794
Kohl’s Corp. (Multiline Retail)	2,737	170,022
L Brands, Inc. (Specialty Retail)	4,022	140,408
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	6,016	441,153
Liberty Broadband Corp.* - Class A (Media)	434	30,588
Liberty Broadband Corp.* - Class C (Media)	2,541	180,131
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	892	36,394
Liberty Global PLC* - Class A (Media)	3,612	108,866
Liberty Global PLC* - Class C (Media)	9,769	284,278
Liberty Latin America, Ltd.* (Media)	1,861	33,610
Liberty Latin America, Ltd.* (Media)	813	14,959
Liberty Media Group* - Class A (Media)	425	11,947
Liberty Media Group* - Class C (Media)	3,264	96,353
Liberty SiriusXM Group* - Class A (Media)	1,371	57,267
Liberty SiriusXM Group* - Class C (Media)	2,762	115,065
Lions Gate Entertainment Corp. - Class A (Media)	1,021	25,413
Lions Gate Entertainment Corp. - Class B (Media)	1,827	42,058
Lithia Motors, Inc. - Class A (Specialty Retail)	404	38,727

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Live Nation Entertainment, Inc.* (Media)	2,220	$87,623
LKQ Corp.* (Distributors)	5,129	159,102
Lowe’s Cos., Inc. (Specialty Retail)	13,645	1,124,757
Macy’s, Inc. (Multiline Retail)	4,976	154,604
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	4,917	672,076
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	399	48,921
McDonald’s Corp. (Hotels, Restaurants & Leisure)	13,126	2,197,818
Meredith Corp. (Media)	608	31,494
MGM Resorts International (Hotels, Restaurants & Leisure)	8,377	263,205
Murphy USA, Inc.* (Specialty Retail)	502	31,410
Netflix, Inc.* (Internet & Direct Marketing Retail)	7,116	2,223,465
News Corp. - Class A (Media)	6,269	100,179
News Corp. - Class B (Media)	2,043	33,199
Nexstar Broadcasting Group, Inc. - Class A (Media)	776	48,306
Nordstrom, Inc. (Multiline Retail)	1,889	95,508
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	3,417	182,707
Office Depot, Inc. (Specialty Retail)	8,444	19,337
Omnicom Group, Inc. (Media)	3,822	281,529
O’Reilly Automotive, Inc.* (Specialty Retail)	1,364	349,279
Qurate Retail Group, Inc.* - Class A (Health Care Providers & Services)	7,393	173,070
Rite Aid Corp.* (Food & Staples Retailing)	17,564	29,332
Rollins, Inc. (Commercial Services & Supplies)	1,616	78,408
Ross Stores, Inc. (Specialty Retail)	6,258	505,959
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	2,776	300,335
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,086	36,067
Service Corp. International (Diversified Consumer Services)	3,050	111,355
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	2,216	112,129
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	515	41,674
Signet Jewelers, Ltd. (Specialty Retail)	971	37,752
Sinclair Broadcast Group, Inc. - Class A (Media)	1,265	35,863
Sirius XM Holdings, Inc. (Media)	23,660	149,768
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,298	82,086
Sotheby’s* - Class A (Diversified Consumer Services)	577	30,466
Southwest Airlines Co. (Airlines)	8,875	468,865
Spirit Airlines, Inc.* (Airlines)	1,162	41,507
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,069	51,787
Starbucks Corp. (Hotels, Restaurants & Leisure)	23,060	1,327,564
Sysco Corp. (Food & Staples Retailing)	7,900	494,066
Target Corp. (Multiline Retail)	8,909	646,793
TEGNA, Inc. (Media)	3,540	37,418
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,039	66,579
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	738	38,339
The Dun & Bradstreet Corp. (Professional Services)	574	66,188
The Gap, Inc. (Specialty Retail)	3,569	104,358
The Home Depot, Inc. (Specialty Retail)	19,143	3,537,626
The Interpublic Group of Cos., Inc. (Media)	6,288	148,334
The Kroger Co. (Food & Staples Retailing)	14,497	365,179
The Madison Square Garden Co.* - Class A (Media)	306	74,364
The New York Times Co. - Class A (Media)	2,123	49,784
The TJX Cos., Inc. (Specialty Retail)	10,430	884,986
The Walt Disney Co. (Media)	24,706	2,478,752
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,978	49,852
Tiffany & Co. (Specialty Retail)	1,693	174,091
Time Warner, Inc. (Media)	12,810	1,214,387
Tractor Supply Co. (Specialty Retail)	2,086	141,848
Tribune Media Co. - Class A (Media)	1,218	46,028
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	1,779	66,570
Twenty-First Century Fox, Inc. - Class A (Media)	17,295	632,305
Twenty-First Century Fox, Inc. - Class B (Media)	7,184	259,127
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	938	235,354
United Continental Holdings, Inc.* (Airlines)	3,975	268,472
United Natural Foods, Inc.* (Food & Staples Retailing)	839	37,772
Urban Outfitters, Inc.* (Specialty Retail)	1,318	53,076
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	708	162,351
Viacom, Inc. - Class A (Media)	110	3,911
Viacom, Inc. - Class B (Media)	5,786	174,506
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	14,023	931,828
Wal-Mart Stores, Inc. (Food & Staples Retailing)	23,845	2,109,329
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	727	45,292
Williams-Sonoma, Inc. (Specialty Retail)	1,283	61,327
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,664	190,045
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	1,391	258,990
Yelp, Inc.* (Internet Software & Services)	1,267	56,825
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	5,429	472,866
TOTAL COMMON STOCKS (Cost $39,219,350)		55,239,442

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.9%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $17,832,805	$17,832,000	$17,832,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,832,000)		17,832,000

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
TOTAL INVESTMENT SECURITIES (Cost $57,051,350) - 98.0%		73,071,442
Net other assets (liabilities) - 2.0%		1,491,308

NET ASSETS - 100.0%		$74,562,750

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $7,377,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	5/23/18	2.25%	$28,150,595	$67,512
Dow Jones U.S. Consumer Services Index	UBS AG	5/23/18	2.10%	28,513,205	68,404
				$56,663,800	$135,916

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Airlines	$1,895,545	2.5%
Commercial Services & Supplies	364,831	0.5%
Distributors	159,102	0.2%
Diversified Consumer Services	606,228	0.8%
Food & Staples Retailing	5,491,618	7.4%
Health Care Providers & Services	747,984	1.0%
Hotels, Restaurants & Leisure	8,740,382	11.7%
Internet & Direct Marketing Retail	14,805,782	19.9%
Internet Software & Services	56,825	0.1%
IT Services	33,930	NM
Media	10,977,378	14.7%
Multiline Retail	1,927,293	2.6%
Professional Services	356,301	0.5%
Road & Rail	59,391	0.1%
Specialty Retail	8,960,119	12.0%
Trading Companies & Distributors	56,733	0.1%
Other **	19,323,308	25.9%
Total	$74,562,750	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM      Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (100.7%)
ArcelorMittal*NYS (Metals & Mining)	3,816	$129,133
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	954	179,781
AstraZeneca PLCADR (Pharmaceuticals)	5,300	188,309
Banco Bilbao VizcayaADR (Banks)	17,119	137,979
Banco Santander S.A.ADR (Banks)	30,051	195,933
Barclays PLCADR (Banks)	12,826	148,012
BP PLCADR (Oil, Gas & Consumable Fuels)	5,565	248,143
British American Tobacco PLCADR (Tobacco)	3,339	182,376
CRH PLCADR (Construction Materials)	3,339	118,067
Criteo S.A.*ADR (Internet Software & Services)	2,862	73,754
EricssonADR (Communications Equipment)	17,119	129,248
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,982	199,828
HSBC Holdings PLCADR (Banks)	5,883	295,679
ING Groep N.V.ADR (Banks)	8,851	148,608
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	3,180	134,260
Lloyds Banking Group PLCADR (Banks)	42,983	153,449
National Grid PLCADR (Multi-Utilities)	2,120	123,342
Nokia Corp.ADR (Communications Equipment)	24,062	144,613
Rio Tinto PLCADR (Metals & Mining)	3,657	200,952
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	5,671	396,403
Ryanair Holdings PLC*ADR (Airlines)	954	104,911
S.A.P. SEADR (Software)	2,014	223,212
SanofiADR (Pharmaceuticals)	4,611	181,305
Statoil ASAADR (Oil, Gas & Consumable Fuels)	7,685	196,736
Telefonica S.A.ADR (Diversified Telecommunication Services)	13,886	140,943
Tenaris S.A.ADR (Energy Equipment & Services)	3,498	130,756
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	4,028	252,192
Trivago N.V.*ADR (Internet Software & Services)	13,250	59,095
Unilever N.V.NYS (Personal Products)	3,922	224,025
Vodafone Group PLCADR (Wireless Telecommunication Services)	5,565	163,667
TOTAL COMMON STOCKS (Cost $3,645,157)		5,204,711

TOTAL INVESTMENT SECURITIES (Cost $3,645,157) - 100.7%		5,204,711
Net other assets (liabilities) - (0.7)%		(33,913)

NET ASSETS - 100.0%		$5,170,798

*                           Non-income producing security.

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Airlines	$104,911	2.0%
Banks	1,079,660	20.9%
Communications Equipment	273,861	5.3%
Construction Materials	118,067	2.3%
Diversified Telecommunication Services	140,943	2.7%
Energy Equipment & Services	130,755	2.5%
Industrial Conglomerates	134,260	2.6%
Internet Software & Services	132,849	2.6%
Metals & Mining	330,086	6.4%
Multi-Utilities	123,342	2.4%
Oil, Gas & Consumable Fuels	1,093,474	21.2%
Personal Products	224,025	4.3%
Pharmaceuticals	569,442	11.0%
Semiconductors & Semiconductor Equipment	179,781	3.5%
Software	223,212	4.3%
Tobacco	182,376	3.5%
Wireless Telecommunication Services	163,667	3.2%
Other **	(33,913)	(0.7)%
Total	$5,170,798	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2018:

	Value	% of Net Assets
Finland	$144,613	2.8%
France	507,251	9.8%
Germany	282,307	5.5%
Ireland	222,978	4.3%
Luxembourg	259,889	5.0%
Netherlands	859,052	16.6%
Norway	196,736	3.8%
Spain	474,855	9.2%
Sweden	129,248	2.5%
United Kingdom	2,127,782	41.2%
Other **	(33,913)	(0.7)%
Total	$5,170,798	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (69.8%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $5,156,233	$5,156,000	$5,156,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,156,000)		5,156,000

TOTAL INVESTMENT SECURITIES (Cost $5,156,000) - 69.8%		5,156,000
Net other assets (liabilities) - 30.2%		2,232,643

NET ASSETS - 100.0%		$7,388,643

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $323,000.

See accompanying notes to schedules of portfolio investments.

At April 30, 2018, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$485,709	British pound	345,613	5/18/18	$476,150	$9,559
U.S. dollar	368,420	Canadian dollar	469,027	5/18/18	365,481	2,939
U.S. dollar	2,345,947	Euro	1,905,527	5/18/18	2,304,058	41,889
U.S. dollar	555,191	Japanese yen	59,644,997	5/18/18	546,382	8,809
U.S. dollar	169,832	Swedish krona	1,432,044	5/18/18	163,814	6,018
U.S. dollar	144,597	Swiss franc	140,662	5/18/18	142,195	2,402
Total Short Contracts	$4,069,696				$3,998,080	$71,616

Long:
British pound	690,957	U.S. dollar	$967,691	5/18/18	$951,928	$(15,763)
Canadian dollar	949,006	U.S. dollar	740,588	5/18/18	739,496	(1,092)
Euro	3,836,117	U.S. dollar	4,703,707	5/18/18	4,638,420	(65,287)
Japanese yen	117,664,443	U.S. dollar	1,098,915	5/18/18	1,077,873	(21,042)
Swedish krona	2,906,706	U.S. dollar	342,595	5/18/18	332,504	(10,091)
Swiss franc	284,116	U.S. dollar	294,226	5/18/18	287,212	(7,014)
Total Long Contracts			$8,147,722		$8,027,433	$(120,289)

At April 30, 2018, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$144,020	British pound	102,207	5/18/18	$140,810	$3,210
U.S. dollar	121,331	Canadian dollar	154,483	5/18/18	120,378	953
U.S. dollar	735,885	Euro	597,186	5/18/18	722,084	13,801
U.S. dollar	162,750	Japanese yen	17,394,637	5/18/18	159,345	3,405
U.S. dollar	55,478	Swedish krona	464,811	5/18/18	53,171	2,307
U.S. dollar	43,956	Swiss franc	42,221	5/18/18	42,681	1,275
Total Short Contracts	$1,263,420				$1,238,469	$24,951

Long:
British pound	394,155	U.S. dollar	$556,487	5/18/18	$543,026	$(13,461)
Canadian dollar	535,965	U.S. dollar	419,191	5/18/18	417,641	(1,550)
Euro	2,182,861	U.S. dollar	2,695,192	5/18/18	2,639,395	(55,797)
Japanese yen	68,976,050	U.S. dollar	649,642	5/18/18	631,860	(17,782)
Swedish krona	1,700,548	U.S. dollar	203,169	5/18/18	194,529	(8,640)
Swiss franc	161,717	U.S. dollar	169,232	5/18/18	163,479	(5,753)
Total Long Contracts			$4,692,913		$4,589,930	$(102,983)

		Total unrealized appreciation				$96,567
		Total unrealized (depreciation)				(223,272)
		Total net unrealized appreciation/(depreciation)				$(126,705)

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (76.8%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	152	$3,587
Affiliated Managers Group, Inc. (Capital Markets)	89	14,673
Aflac, Inc. (Insurance)	1,380	62,887
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	692	13,093
Alexander & Baldwin, Inc. (Real Estate Management & Development)	118	2,702
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	181	22,547
Alleghany Corp. (Insurance)	25	14,367
Ally Financial, Inc. (Consumer Finance)	771	20,123
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	238	9,308
American Express Co. (Consumer Finance)	1,276	126,005
American Financial Group, Inc. (Insurance)	120	13,586
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	449	9,070
American International Group, Inc. (Insurance)	1,590	89,039
American Tower Corp. (Equity Real Estate Investment Trusts)	781	106,498
Ameriprise Financial, Inc. (Capital Markets)	262	36,735
AmTrust Financial Services, Inc. (Insurance)	169	2,178
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	2,054	21,300
Aon PLC (Insurance)	432	61,547
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	280	11,368
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	373	6,710
Arch Capital Group, Ltd.* (Insurance)	238	19,071
Arthur J. Gallagher & Co. (Insurance)	319	22,327
Aspen Insurance Holdings, Ltd. (Insurance)	105	4,457
Associated Banc-Corp. (Banks)	301	7,961
Assurant, Inc. (Insurance)	85	7,890
Assured Guaranty, Ltd. (Insurance)	207	7,512
Athene Holding, Ltd.* (Insurance)	221	10,829
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	241	39,283
Axis Capital Holdings, Ltd. (Insurance)	151	8,864
BancorpSouth Bank (Banks)	153	5,057
Bank of America Corp. (Banks)	16,944	506,964
Bank of Hawaii Corp. (Banks)	69	5,810
Bank of the Ozarks, Inc. (Banks)	213	9,968
BankUnited, Inc. (Banks)	190	7,526
BB&T Corp. (Banks)	1,376	72,653
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,410	660,619
BGC Partners, Inc. - Class A (Capital Markets)	455	6,079
BlackRock, Inc. - Class A (Capital Markets)	217	113,166
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	190	5,862
BOK Financial Corp. (Banks)	40	4,027
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	275	33,388
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	309	4,978
Brighthouse Financial, Inc.* (Insurance)	172	8,734
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	544	8,100
Brown & Brown, Inc. (Insurance)	404	11,001
Camden Property Trust (Equity Real Estate Investment Trusts)	167	14,262
Capital One Financial Corp. (Consumer Finance)	863	78,205
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	249	3,105
Cathay General Bancorp, Inc. (Banks)	132	5,281
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	305	1,275
CBOE Holdings, Inc. (Capital Markets)	199	21,249
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	531	24,060
Chemical Financial Corp. (Banks)	124	6,806
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	329	5,754
Chubb, Ltd. (Insurance)	819	111,113
Cincinnati Financial Corp. (Insurance)	267	18,781
CIT Group, Inc. (Banks)	229	12,126
Citigroup, Inc. (Banks)	4,556	311,038
Citizens Financial Group, Inc. (Banks)	865	35,889
CME Group, Inc. (Capital Markets)	602	94,923
CNO Financial Group, Inc. (Insurance)	295	6,325
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	967	5,908
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	211	4,507
Comerica, Inc. (Banks)	305	28,847
Commerce Bancshares, Inc. (Banks)	169	10,735
Corecivic, Inc. (Equity Real Estate Investment Trusts)	208	4,193
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	56	5,830
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	181	4,979
CoStar Group, Inc.* (Internet Software & Services)	59	21,633
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	747	6,641
Credit Acceptance Corp.* (Consumer Finance)	21	6,948
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	738	74,443
CubeSmart (Equity Real Estate Investment Trusts)	320	9,421
Cullen/Frost Bankers, Inc. (Banks)	102	11,674
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	172	9,217
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	168	11,016
DDR Corp. (Equity Real Estate Investment Trusts)	546	3,959
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	358	3,956
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	366	38,683
Discover Financial Services (Consumer Finance)	625	44,531
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	283	10,547
Duke Realty Corp. (Equity Real Estate Investment Trusts)	629	17,046

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
E*TRADE Financial Corp.* (Capital Markets)	473	$28,702
East West Bancorp, Inc. (Banks)	259	17,255
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	57	5,117
Eaton Vance Corp. (Capital Markets)	211	11,476
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	131	4,311
EPR Properties (Equity Real Estate Investment Trusts)	113	6,217
Equinix, Inc. (Equity Real Estate Investment Trusts)	137	57,649
Equity Commonwealth* (Equity Real Estate Investment Trusts)	218	6,756
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	160	14,266
Equity Residential (Equity Real Estate Investment Trusts)	655	40,420
Erie Indemnity Co. - Class A (Insurance)	30	3,503
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	142	4,680
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	115	27,564
Evercore Partners, Inc. - Class A (Capital Markets)	67	6,784
Everest Re Group, Ltd. (Insurance)	66	15,356
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	221	19,799
F.N.B. Corp. (Banks)	574	7,462
FactSet Research Systems, Inc. (Capital Markets)	63	11,914
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	127	14,713
Federated Investors, Inc. - Class B (Capital Markets)	170	4,500
Fifth Third Bancorp (Banks)	1,232	40,865
Financial Engines, Inc. (Capital Markets)	111	4,956
First American Financial Corp. (Insurance)	196	10,018
First Citizens BancShares, Inc. - Class A (Banks)	14	6,052
First Financial Bankshares, Inc. (Banks)	118	5,847
First Horizon National Corp. (Banks)	581	10,627
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	211	6,564
First Republic Bank (Banks)	281	26,096
FNF Group (Insurance)	484	17,826
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	474	9,508
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	108	2,447
Franklin Resources, Inc. (Capital Markets)	577	19,410
Fulton Financial Corp. (Banks)	309	5,222
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	357	12,234
Genworth Financial, Inc.* - Class A (Insurance)	884	2,440
GGP, Inc. (Equity Real Estate Investment Trusts)	1,115	22,289
Glacier Bancorp, Inc. (Banks)	137	5,073
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	285	6,698
Hancock Holding Co. (Banks)	155	7,572
Hartford Financial Services Group, Inc. (Insurance)	629	33,865
HCP, Inc. (Equity Real Estate Investment Trusts)	828	19,342
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	219	6,095
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	365	9,121
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	184	8,100
Home BancShares, Inc. (Banks)	281	6,530
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	291	7,240
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,298	25,389
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	277	9,105
Huntington Bancshares, Inc. (Banks)	1,953	29,119
IBERIABANK Corp. (Banks)	88	6,596
Intercontinental Exchange, Inc. (Capital Markets)	1,035	74,996
International Bancshares Corp. (Banks)	88	3,502
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	197	3,197
Invesco, Ltd. (Capital Markets)	718	20,800
Investors Bancorp, Inc. (Banks)	453	6,057
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	498	16,902
Janus Henderson Group PLC (Capital Markets)	317	10,014
JBG Smith Properties (Equity Real Estate Investment Trusts)	168	6,194
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	74	12,544
JPMorgan Chase & Co. (Banks)	6,078	661,164
Kemper Corp. (Insurance)	80	5,400
KeyCorp (Banks)	1,877	37,390
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	177	12,686
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	756	10,970
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	152	2,237
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	152	9,684
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	200	5,914
Lazard, Ltd. - Class A (Capital Markets)	227	12,353
Legg Mason, Inc. (Capital Markets)	153	6,074
LendingClub Corp.* (Consumer Finance)	667	1,794
Lexington Realty Trust (Equity Real Estate Investment Trusts)	384	3,087
Liberty Property Trust (Equity Real Estate Investment Trusts)	264	11,040
Life Storage, Inc. (Equity Real Estate Investment Trusts)	76	6,721
Lincoln National Corp. (Insurance)	387	27,338
Loews Corp. (Insurance)	479	25,128
LPL Financial Holdings, Inc. (Capital Markets)	162	9,812
M&T Bank Corp. (Banks)	268	48,848
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	163	2,799
Markel Corp.* (Insurance)	23	25,991
MarketAxess Holdings, Inc. (Capital Markets)	61	12,116

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marsh & McLennan Cos., Inc. (Insurance)	898	$73,187
MasterCard, Inc. - Class A (IT Services)	1,637	291,828
MB Financial, Inc. (Banks)	153	6,521
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	649	8,294
Mercury General Corp. (Insurance)	59	2,698
MetLife, Inc. (Insurance)	1,838	87,617
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	704	5,294
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	659	6,603
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	201	18,383
Moody’s Corp. (Capital Markets)	294	47,687
Morgan Stanley (Capital Markets)	2,444	126,160
MSCI, Inc. - Class A (Capital Markets)	162	24,272
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	68	4,642
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	274	10,423
Navient Corp. (Consumer Finance)	468	6,206
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	595	10,401
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	869	10,324
Northern Trust Corp. (Capital Markets)	378	40,352
Old Republic International Corp. (Insurance)	448	9,139
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	355	9,223
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	249	4,669
PacWest Bancorp (Banks)	221	11,324
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	364	5,223
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	359	10,332
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	120	4,199
People’s United Financial, Inc. (Banks)	613	11,212
Physicians Realty Trust (Equity Real Estate Investment Trusts)	315	4,706
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	236	4,229
Pinnacle Financial Partners, Inc. (Banks)	128	8,198
PNC Financial Services Group, Inc. (Banks)	839	122,167
Popular, Inc. (Banks)	182	8,425
Potlatch Corp. (Equity Real Estate Investment Trusts)	106	5,496
PRA Group, Inc.* (Consumer Finance)	73	2,599
Primerica, Inc. (Insurance)	72	6,966
Principal Financial Group, Inc. (Insurance)	478	28,307
ProAssurance Corp. (Insurance)	87	4,115
Prologis, Inc. (Equity Real Estate Investment Trusts)	947	61,471
Prosperity Bancshares, Inc. (Banks)	122	8,756
Prudential Financial, Inc. (Insurance)	750	79,740
Public Storage (Equity Real Estate Investment Trusts)	268	54,077
Quality Care Properties* (Equity Real Estate Investment Trusts)	169	3,713
Radian Group, Inc. (Thrifts & Mortgage Finance)	383	5,477
Raymond James Financial, Inc. (Capital Markets)	227	20,373
Rayonier, Inc. (Equity Real Estate Investment Trusts)	226	8,405
Realogy Holdings Corp. (Real Estate Management & Development)	235	5,830
Realty Income Corp. (Equity Real Estate Investment Trusts)	502	25,356
Regency Centers Corp. (Equity Real Estate Investment Trusts)	266	15,654
Regions Financial Corp. (Banks)	1,986	37,138
Reinsurance Group of America, Inc. (Insurance)	113	16,882
RenaissanceRe Holdings, Ltd. (Insurance)	65	8,843
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	401	4,628
RLI Corp. (Insurance)	63	3,987
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	308	6,397
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	83	6,506
S&P Global, Inc. (Capital Markets)	453	85,436
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	314	5,749
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	205	32,847
SEI Investments Co. (Capital Markets)	228	14,416
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	418	6,508
Signature Bank* (Banks)	87	11,062
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	554	86,613
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	163	15,932
SLM Corp.* (Consumer Finance)	769	8,828
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	805	6,480
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	464	9,725
State Street Corp. (Capital Markets)	654	65,256
Sterling Bancorp (Banks)	397	9,429
Stifel Financial Corp. (Capital Markets)	125	7,285
STORE Capital Corp. (Equity Real Estate Investment Trusts)	293	7,392
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	137	12,857
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	399	6,224
SunTrust Banks, Inc. (Banks)	826	55,177
SVB Financial Group* (Banks)	86	25,766
Synchrony Financial (Consumer Finance)	1,266	41,993
Synovus Financial Corp. (Banks)	209	10,924
T. Rowe Price Group, Inc. (Capital Markets)	430	48,943
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	170	3,732
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	107	5,990
TCF Financial Corp. (Banks)	302	7,499
TD Ameritrade Holding Corp. (Capital Markets)	483	28,057
Texas Capital Bancshares, Inc.* (Banks)	81	7,991
The Allstate Corp. (Insurance)	624	61,040
The Bank of New York Mellon Corp. (Capital Markets)	1,786	97,355

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Charles Schwab Corp. (Capital Markets)	2,125	$118,320
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	218	4,905
The Goldman Sachs Group, Inc. (Capital Markets)	623	148,481
The Hanover Insurance Group, Inc. (Insurance)	69	7,925
The Howard Hughes Corp.* (Real Estate Management & Development)	63	8,524
The Macerich Co. (Equity Real Estate Investment Trusts)	192	11,063
The NASDAQ OMX Group, Inc. (Capital Markets)	206	18,194
The Progressive Corp. (Insurance)	1,035	62,400
The Travelers Cos., Inc. (Insurance)	481	63,300
Torchmark Corp. (Insurance)	189	16,394
Trustmark Corp. (Banks)	118	3,695
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	308	4,700
U.S. Bancorp (Banks)	2,776	140,049
UDR, Inc. (Equity Real Estate Investment Trusts)	476	17,207
UMB Financial Corp. (Banks)	72	5,514
Umpqua Holdings Corp. (Banks)	391	9,212
United Bankshares, Inc. (Banks)	187	6,349
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	292	5,262
Unum Group (Insurance)	392	18,965
Urban Edge Properties (Equity Real Estate Investment Trusts)	188	3,867
Validus Holdings, Ltd. (Insurance)	141	9,556
Valley National Bancorp (Banks)	470	5,899
Ventas, Inc. (Equity Real Estate Investment Trusts)	627	32,240
VEREIT, Inc. (Equity Real Estate Investment Trusts)	1,728	11,750
Visa, Inc. - Class A (IT Services)	3,196	405,508
Vornado Realty Trust (Equity Real Estate Investment Trusts)	305	20,749
Voya Financial, Inc. (Diversified Financial Services)	316	16,543
W.R. Berkley Corp. (Insurance)	172	12,824
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	151	3,056
Washington Federal, Inc. (Thrifts & Mortgage Finance)	156	4,953
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	326	2,109
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	136	3,906
Webster Financial Corp. (Banks)	166	9,992
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	210	5,769
Wells Fargo & Co. (Banks)	7,772	403,833
Welltower, Inc. (Equity Real Estate Investment Trusts)	658	35,164
Western Alliance Bancorp* (Banks)	174	10,263
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,340	49,285
White Mountains Insurance Group, Ltd. (Insurance)	6	5,192
Willis Towers Watson PLC (Insurance)	231	34,306
Wintrust Financial Corp. (Banks)	99	8,856
WP Carey, Inc. (Equity Real Estate Investment Trusts)	190	12,132
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	190	3,912
XL Group, Ltd. (Insurance)	458	25,460
Zions Bancorp (Banks)	352	19,272
TOTAL COMMON STOCKS (Cost $3,706,394)		9,135,812

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.4%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $2,906,131	$2,906,000	$2,906,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,906,000)		2,906,000

TOTAL INVESTMENT SECURITIES (Cost $6,612,394) - 101.2%		12,041,812
Net other assets (liabilities) - (1.2)%		(137,702)

NET ASSETS - 100.0%		$11,904,110

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,650,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	5/23/18	2.25%	$4,116,764	$(21,893)
Dow Jones U.S. Financials Index	UBS AG	5/23/18	2.30%	4,612,245	(23,787)
				$8,729,009	$(45,680)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Financials UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Banks	$2,938,162	24.6%
Capital Markets	1,414,375	11.9%
Consumer Finance	337,232	2.8%
Diversified Financial Services	677,162	5.7%
Equity Real Estate Investment Trusts	1,595,568	13.4%
Insurance	1,286,216	10.8%
Internet Software & Services	21,633	0.2%
IT Services	697,336	5.9%
Mortgage Real Estate Investment Trusts	79,326	0.7%
Real Estate Management & Development	53,660	0.5%
Thrifts & Mortgage Finance	35,142	0.3%
Other **	2,768,298	23.2%
Total	$11,904,110	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (74.5%)
Abbott Laboratories (Health Care Equipment & Supplies)	7,154	$415,862
AbbVie, Inc. (Biotechnology)	6,555	632,884
ABIOMED, Inc.* (Health Care Equipment & Supplies)	178	53,569
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	344	12,240
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	408	6,450
Aetna, Inc. (Health Care Providers & Services)	1,353	242,255
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,331	87,500
Agios Pharmaceuticals, Inc.* (Biotechnology)	188	15,775
Akorn, Inc.* (Pharmaceuticals)	386	5,570
Alexion Pharmaceuticals, Inc.* (Biotechnology)	908	106,808
Align Technology, Inc.* (Health Care Equipment & Supplies)	293	73,206
Alkermes PLC* (Biotechnology)	649	28,731
Allergan PLC (Pharmaceuticals)	1,351	207,581
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	343	32,424
Amgen, Inc. (Biotechnology)	2,742	478,424
Anthem, Inc. (Health Care Providers & Services)	1,044	246,374
Baxter International, Inc. (Health Care Equipment & Supplies)	2,033	141,294
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,099	254,825
Biogen, Inc.* (Biotechnology)	876	239,674
BioMarin Pharmaceutical, Inc.* (Biotechnology)	729	60,879
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	85	21,565
Bio-Techne Corp. (Life Sciences Tools & Services)	154	23,240
Bluebird Bio, Inc.* (Biotechnology)	199	33,860
Boston Scientific Corp.* (Health Care Equipment & Supplies)	5,640	161,981
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,715	350,053
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	766	5,546
Bruker Corp. (Life Sciences Tools & Services)	424	12,521
Catalent, Inc.* (Pharmaceuticals)	550	22,611
Celgene Corp.* (Biotechnology)	3,095	269,575
Centene Corp.* (Health Care Providers & Services)	718	77,960
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	186	19,379
Chemed Corp. (Health Care Providers & Services)	84	25,890
Cigna Corp. (Health Care Providers & Services)	998	171,476
Clovis Oncology, Inc.* (Biotechnology)	216	9,370
CVS Health Corp. (Food & Staples Retailing)	4,173	291,401
Danaher Corp. (Health Care Equipment & Supplies)	2,519	252,706
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	594	37,297
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	949	47,773
DexCom, Inc.* (Health Care Equipment & Supplies)	350	25,613
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	868	110,548
Eli Lilly & Co. (Pharmaceuticals)	3,953	320,470
Encompass Health Corp. (Health Care Providers & Services)	408	24,815
Endo International PLC* (Pharmaceuticals)	821	4,704
Envision Healthcare Corp.* (Health Care Providers & Services)	507	18,845
Exact Sciences Corp.* (Biotechnology)	500	25,005
Exelixis, Inc.* (Biotechnology)	1,156	24,068
Express Scripts Holding Co.* (Health Care Providers & Services)	2,323	175,851
Gilead Sciences, Inc. (Biotechnology)	5,384	388,886
Haemonetics Corp.* (Health Care Equipment & Supplies)	217	16,935
Halyard Health, Inc.* (Health Care Equipment & Supplies)	183	8,669
HCA Holdings, Inc. (Health Care Providers & Services)	1,150	110,101
Henry Schein, Inc.* (Health Care Providers & Services)	636	48,336
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	263	22,573
Hologic, Inc.* (Health Care Equipment & Supplies)	1,132	43,910
Horizon Pharma PLC* (Pharmaceuticals)	669	8,858
Humana, Inc. (Health Care Providers & Services)	573	168,565
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	351	68,266
Illumina, Inc.* (Life Sciences Tools & Services)	601	144,800
Impax Laboratories, Inc.* (Pharmaceuticals)	303	5,696
Incyte Corp.* (Biotechnology)	730	45,216
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	269	16,578
Intercept Pharmaceuticals, Inc.* (Biotechnology)	86	5,849
Intrexon Corp.* (Biotechnology)	264	4,800
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	462	203,640
Ionis Pharmaceuticals, Inc.* (Biotechnology)	506	21,773
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	595	56,977
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	250	38,010
Johnson & Johnson (Pharmaceuticals)	11,014	1,393,160
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	428	73,081
LifePoint Health, Inc.* (Health Care Providers & Services)	162	7,760
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	89	13,782

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Magellan Health, Inc.* (Health Care Providers & Services)	106	$8,888
Mallinckrodt PLC* (Pharmaceuticals)	347	4,511
Masimo Corp.* (Health Care Equipment & Supplies)	186	16,690
McKesson Corp. (Health Care Providers & Services)	849	132,622
MEDNAX, Inc.* (Health Care Providers & Services)	386	17,721
Medtronic PLC (Health Care Equipment & Supplies)	5,558	445,363
Merck & Co., Inc. (Pharmaceuticals)	11,083	652,456
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	112	62,712
Molina Healthcare, Inc.* (Health Care Providers & Services)	198	16,484
Mylan N.V.* (Pharmaceuticals)	2,106	81,629
Myriad Genetics, Inc.* (Biotechnology)	282	7,978
Nektar Therapeutics* (Pharmaceuticals)	653	54,630
Neurocrine Biosciences, Inc.* (Biotechnology)	358	29,027
NuVasive, Inc.* (Health Care Equipment & Supplies)	205	10,908
OPKO Health, Inc.* (Biotechnology)	1,503	4,569
Owens & Minor, Inc. (Health Care Providers & Services)	259	4,209
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	170	5,627
Patterson Cos., Inc. (Health Care Providers & Services)	342	7,962
Perrigo Co. PLC (Pharmaceuticals)	538	42,039
Pfizer, Inc. (Pharmaceuticals)	24,468	895,773
Portola Pharmaceuticals, Inc.* (Biotechnology)	278	10,044
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	199	16,352
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	215	6,330
Quest Diagnostics, Inc. (Health Care Providers & Services)	562	56,874
Radius Health, Inc.* (Biotechnology)	170	5,134
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	320	97,178
ResMed, Inc. (Health Care Equipment & Supplies)	580	54,891
Seattle Genetics, Inc.* (Biotechnology)	428	21,909
STERIS PLC (Health Care Equipment & Supplies)	339	32,042
Stryker Corp. (Health Care Equipment & Supplies)	1,329	225,159
Syneos Health, Inc.* (Life Sciences Tools & Services)	232	8,839
Teleflex, Inc. (Health Care Equipment & Supplies)	193	51,701
Tenet Healthcare Corp.* (Health Care Providers & Services)	339	8,116
TESARO, Inc.* (Biotechnology)	157	7,993
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	194	44,370
The Medicines Co.* (Pharmaceuticals)	274	8,245
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,661	349,392
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	199	10,117
United Therapeutics Corp.* (Biotechnology)	184	20,260
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,971	938,744
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	350	39,970
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	373	43,115
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,035	158,521
Waters Corp.* (Life Sciences Tools & Services)	328	61,798
WellCare Health Plans, Inc.* (Health Care Providers & Services)	191	39,186
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	303	26,728
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	832	95,821
Zoetis, Inc. (Pharmaceuticals)	2,003	167,210
TOTAL COMMON STOCKS (Cost $5,779,637)		13,930,506

Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	1,873	2,079
TOTAL CONTINGENT RIGHT (Cost $—)		2,079

	Principal Amount	Value
Repurchase Agreements(b)(c) (26.9%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $5,023,227	$5,023,000	$5,023,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,023,000)		5,023,000

TOTAL INVESTMENT SECURITIES (Cost $10,802,637) - 101.4%		18,955,585
Net other assets (liabilities) - (1.4)%		(268,267)

NET ASSETS - 100.0%		$18,687,318

*                          Non-income producing security.

^                           The Advisor has deemed this security to be illiquid.  As of April 30, 2018, this security represented 0.011% of the net assets of the Fund.

+                          This security was fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2018, this security represented 0.011% of the net assets of the Fund.

(a)                  Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

See accompanying notes to schedules of portfolio investments.

(b)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $2,628,000.

NM                  Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	5/23/18	2.25%	$6,530,724	$(39,144)
Dow Jones U.S. Health Care Index	UBS AG	5/23/18	2.10%	7,499,060	(37,013)
				$14,029,784	$(76,157)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Health Care UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Biotechnology	$2,819,042	15.1%
Food & Staples Retailing	291,401	1.6%
Health Care Equipment & Supplies	2,964,736	15.9%
Health Care Providers & Services	2,717,168	14.5%
Life Sciences Tools & Services	865,075	4.6%
Pharmaceuticals	4,275,163	22.8%
Other **	4,754,733	25.5%
Total	$18,687,318	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (72.9%)
3M Co. (Industrial Conglomerates)	1,957	$380,421
A.O. Smith Corp. (Building Products)	489	30,000
Accenture PLC - Class A (IT Services)	2,040	308,448
Actuant Corp. - Class A (Machinery)	208	4,898
Acuity Brands, Inc. (Electrical Equipment)	165	19,762
AECOM Technology Corp.* (Construction & Engineering)	516	17,771
AGCO Corp. (Machinery)	205	12,849
Air Lease Corp. (Trading Companies & Distributors)	323	13,466
Allegion PLC (Building Products)	319	24,620
Alliance Data Systems Corp. (IT Services)	162	32,894
Allison Transmission Holdings, Inc. (Machinery)	441	17,195
AMETEK, Inc. (Electrical Equipment)	772	53,886
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,009	84,464
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	114	6,715
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	152	9,720
AptarGroup, Inc. (Containers & Packaging)	217	20,290
Arconic, Inc. (Aerospace & Defense)	1,396	24,863
Armstrong World Industries, Inc.* (Building Products)	180	10,080
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	290	21,675
Automatic Data Processing, Inc. (IT Services)	1,468	173,341
Avery Dennison Corp. (Containers & Packaging)	291	30,500
Avnet, Inc. (Electronic Equipment, Instruments & Components)	389	15,260
Ball Corp. (Containers & Packaging)	1,157	46,383
Barnes Group, Inc. (Machinery)	165	9,162
Belden, Inc. (Electronic Equipment, Instruments & Components)	164	10,102
Bemis Co., Inc. (Containers & Packaging)	303	13,111
Berry Plastics Group, Inc.* (Containers & Packaging)	434	23,870
Broadridge Financial Solutions, Inc. (IT Services)	376	40,311
BWX Technologies, Inc. (Aerospace & Defense)	336	22,781
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	467	42,978
Carlisle Cos., Inc. (Industrial Conglomerates)	215	23,162
Caterpillar, Inc. (Machinery)	1,966	283,811
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	347	5,240
Cintas Corp. (Commercial Services & Supplies)	284	48,365
Clean Harbors, Inc.* (Commercial Services & Supplies)	175	8,015
Cognex Corp. (Electronic Equipment, Instruments & Components)	573	26,501
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	97	16,317
Colfax Corp.* (Machinery)	333	10,326
Conduent, Inc.* (IT Services)	641	12,474
Convergys Corp. (IT Services)	305	7,125
CoreLogic, Inc.* (IT Services)	266	13,167
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,868	77,493
Covanta Holding Corp. (Commercial Services & Supplies)	433	6,452
Crane Co. (Machinery)	172	14,386
Crown Holdings, Inc.* (Containers & Packaging)	446	22,229
CSX Corp. (Road & Rail)	2,940	174,607
Cummins, Inc. (Machinery)	503	80,410
Curtiss-Wright Corp. (Aerospace & Defense)	146	18,694
Deere & Co. (Machinery)	1,081	146,292
Deluxe Corp. (Commercial Services & Supplies)	161	11,035
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	211	12,622
Donaldson Co., Inc. (Machinery)	428	18,943
Dover Corp. (Machinery)	498	46,165
Dycom Industries, Inc.* (Construction & Engineering)	122	12,671
Eagle Materials, Inc. (Construction Materials)	164	16,229
Eaton Corp. PLC (Electrical Equipment)	1,456	109,244
EMCOR Group, Inc. (Construction & Engineering)	202	14,865
Emerson Electric Co. (Electrical Equipment)	2,085	138,464
EnerSys (Electrical Equipment)	164	11,244
Equifax, Inc. (Professional Services)	390	43,699
Esterline Technologies Corp.* (Aerospace & Defense)	103	7,401
Euronet Worldwide, Inc.* (IT Services)	180	14,060
Expeditors International of Washington, Inc. (Air Freight & Logistics)	584	37,294
Fastenal Co. (Trading Companies & Distributors)	939	46,941
FedEx Corp. (Air Freight & Logistics)	805	198,996
Fidelity National Information Services, Inc. (IT Services)	1,083	102,853
First Data Corp.* (IT Services)	1,473	26,661
Fiserv, Inc.* (IT Services)	1,351	95,732
FleetCor Technologies, Inc.* (IT Services)	298	61,769
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	464	24,847
Flowserve Corp. (Machinery)	432	19,185
Fluor Corp. (Construction & Engineering)	468	27,588
Fortive Corp. (Machinery)	1,012	71,154
Fortune Brands Home & Security, Inc. (Building Products)	515	28,165
FTI Consulting, Inc.* (Professional Services)	147	8,585
GATX Corp. (Trading Companies & Distributors)	149	9,721
Generac Holdings, Inc.* (Electrical Equipment)	217	9,767
General Dynamics Corp. (Aerospace & Defense)	921	185,407
General Electric Co. (Industrial Conglomerates)	28,679	403,514

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	216	$15,379
Genpact, Ltd. (IT Services)	516	16,455
Global Payments, Inc. (IT Services)	516	58,334
Graco, Inc. (Machinery)	557	24,502
Graphic Packaging Holding Co. (Containers & Packaging)	1,026	14,672
Harris Corp. (Communications Equipment)	385	60,222
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	620	24,000
Healthcare Services Group, Inc. (Commercial Services & Supplies)	235	9,078
HEICO Corp. (Aerospace & Defense)	127	11,157
HEICO Corp. - Class A (Aerospace & Defense)	197	14,214
Hexcel Corp. (Aerospace & Defense)	298	19,808
Hillenbrand, Inc. (Machinery)	220	10,197
Honeywell International, Inc. (Industrial Conglomerates)	2,490	360,253
Hubbell, Inc. (Electrical Equipment)	188	19,526
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	151	36,725
IDEX Corp. (Machinery)	246	32,880
Illinois Tool Works, Inc. (Machinery)	1,017	144,434
Ingersoll-Rand PLC (Machinery)	818	68,622
International Paper Co. (Containers & Packaging)	1,376	70,946
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	148	31,528
Itron, Inc.* (Electronic Equipment, Instruments & Components)	134	8,764
ITT, Inc. (Machinery)	291	14,227
J.B. Hunt Transport Services, Inc. (Road & Rail)	282	33,115
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	579	15,401
Jack Henry & Associates, Inc. (IT Services)	249	29,751
Jacobs Engineering Group, Inc. (Construction & Engineering)	391	22,713
Johnson Controls International PLC (Building Products)	3,065	103,812
Kansas City Southern Industries, Inc. (Road & Rail)	350	37,321
KBR, Inc. (Construction & Engineering)	469	7,828
Kennametal, Inc. (Machinery)	266	9,696
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	637	32,920
Kirby Corp.* (Marine)	184	15,695
KLX, Inc.* (Aerospace & Defense)	171	13,377
L3 Technologies, Inc. (Aerospace & Defense)	253	49,558
Landstar System, Inc. (Road & Rail)	165	16,772
Lennox International, Inc. (Building Products)	147	28,425
Lincoln Electric Holdings, Inc. (Machinery)	215	17,817
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	97	18,131
Lockheed Martin Corp. (Aerospace & Defense)	812	260,522
Louisiana-Pacific Corp. (Paper & Forest Products)	487	13,797
Macquarie Infrastructure Corp. (Transportation Infrastructure)	259	9,816
ManpowerGroup, Inc. (Professional Services)	205	19,623
Martin Marietta Materials, Inc. (Construction Materials)	219	42,655
Masco Corp. (Building Products)	1,040	39,385
MasTec, Inc.* (Construction & Engineering)	209	9,196
MAXIMUS, Inc. (IT Services)	229	15,487
Moog, Inc.* - Class A (Aerospace & Defense)	127	10,410
MRC Global, Inc.* (Trading Companies & Distributors)	317	5,937
MSA Safety, Inc. (Commercial Services & Supplies)	133	11,550
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	150	12,966
Mueller Industries, Inc. (Machinery)	199	5,409
National Instruments Corp. (Electronic Equipment, Instruments & Components)	368	15,048
Nielsen Holdings PLC (Professional Services)	1,099	34,564
Nordson Corp. (Machinery)	173	22,248
Norfolk Southern Corp. (Road & Rail)	925	132,710
Northrop Grumman Corp. (Aerospace & Defense)	575	185,173
NOW, Inc.* (Trading Companies & Distributors)	368	4,464
Old Dominion Freight Line, Inc. (Road & Rail)	214	28,646
Orbital ATK, Inc. (Aerospace & Defense)	200	26,476
Oshkosh Corp. (Machinery)	239	17,246
Owens Corning (Building Products)	357	23,380
Owens-Illinois, Inc.* (Containers & Packaging)	532	10,816
PACCAR, Inc. (Machinery)	1,164	74,112
Packaging Corp. of America (Containers & Packaging)	316	36,558
Parker-Hannifin Corp. (Machinery)	441	72,597
Paychex, Inc. (IT Services)	1,065	64,507
PayPal Holdings, Inc.* (IT Services)	3,722	277,698
Pentair PLC (Machinery)	542	36,466
PerkinElmer, Inc. (Life Sciences Tools & Services)	352	25,823
Quanta Services, Inc.* (Construction & Engineering)	495	16,088
Raytheon Co. (Aerospace & Defense)	942	193,053
Regal Beloit Corp. (Electrical Equipment)	147	10,466
Republic Services, Inc. - Class A (Commercial Services & Supplies)	748	48,381
Robert Half International, Inc. (Professional Services)	406	24,665
Rockwell Automation, Inc. (Electrical Equipment)	420	69,103
Rockwell Collins, Inc. (Aerospace & Defense)	535	70,909

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Roper Technologies, Inc. (Industrial Conglomerates)	349	$92,202
Ryder System, Inc. (Road & Rail)	181	12,205
Sabre Corp. (IT Services)	748	15,439
Sealed Air Corp. (Containers & Packaging)	548	24,030
Sensata Technologies Holding PLC* (Electrical Equipment)	564	28,606
Silgan Holdings, Inc. (Containers & Packaging)	236	6,625
Snap-on, Inc. (Machinery)	195	28,324
Sonoco Products Co. (Containers & Packaging)	336	17,257
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	368	29,576
Square, Inc.* - Class A (IT Services)	950	44,973
Stericycle, Inc.* (Commercial Services & Supplies)	281	16,498
Summit Materials, Inc.* - Class A (Construction Materials)	350	9,849
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,161	106,523
Teledyne Technologies, Inc.* (Aerospace & Defense)	140	26,193
Terex Corp. (Machinery)	232	8,473
Tetra Tech, Inc. (Commercial Services & Supplies)	192	9,293
Textron, Inc. (Aerospace & Defense)	865	53,751
The Boeing Co. (Aerospace & Defense)	1,818	606,411
The Brink’s Co. (Commercial Services & Supplies)	171	12,620
The Middleby Corp.* (Machinery)	192	24,161
The Sherwin-Williams Co. (Chemicals)	270	99,268
The Timken Co. (Machinery)	215	9,191
The Toro Co. (Machinery)	366	21,371
The Western Union Co. (IT Services)	1,504	29,704
Total System Services, Inc. (IT Services)	541	45,476
TransDigm Group, Inc. (Aerospace & Defense)	163	52,253
TransUnion* (Professional Services)	506	32,844
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	812	28,095
Trinity Industries, Inc. (Machinery)	511	16,286
Union Pacific Corp. (Road & Rail)	2,601	347,571
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,267	257,305
United Rentals, Inc.* (Trading Companies & Distributors)	277	41,550
United Technologies Corp. (Aerospace & Defense)	2,458	295,328
Univar, Inc.* (Trading Companies & Distributors)	366	10,087
USG Corp.* (Building Products)	295	11,868
Valmont Industries, Inc. (Construction & Engineering)	89	12,647
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	352	8,100
Verisk Analytics, Inc.* - Class A (Professional Services)	500	53,224
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	437	7,713
Vulcan Materials Co. (Construction Materials)	439	49,032
W.W. Grainger, Inc. (Trading Companies & Distributors)	173	48,673
Wabtec Corp. (Machinery)	281	24,956
Waste Management, Inc. (Commercial Services & Supplies)	1,322	107,464
Watsco, Inc. (Trading Companies & Distributors)	126	21,095
Welbilt, Inc.* (Machinery)	466	8,929
WESCO International, Inc.* (Trading Companies & Distributors)	158	9,409
WestRock Co. (Containers & Packaging)	838	49,575
WEX, Inc.* (IT Services)	157	25,421
Woodward, Inc. (Machinery)	189	13,597
Worldpay, Inc.* (IT Services)	975	79,190
XPO Logistics, Inc.* (Air Freight & Logistics)	336	32,646
Xylem, Inc. (Machinery)	598	43,594
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	182	24,539
TOTAL COMMON STOCKS (Cost $6,915,993)		10,918,918

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.8%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $4,317,195	$4,317,000	$4,317,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,317,000)		4,317,000

TOTAL INVESTMENT SECURITIES (Cost $11,232,993) - 101.7%		15,235,918
Net other assets (liabilities) - (1.7)%		(258,559)

NET ASSETS - 100.0%		$14,977,359

*                          Non-income producing security.

(a)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $2,451,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	5/23/18	2.25%	$5,721,102	$(242,397)
Dow Jones U.S. Industrials Index	UBS AG	5/23/18	2.10%	5,837,762	(270,775)
				$11,558,864	$(513,172)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Industrials UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$2,214,040	14.8%
Air Freight & Logistics	569,219	3.8%
Building Products	299,735	2.0%
Chemicals	99,268	0.7%
Commercial Services & Supplies	288,751	1.9%
Communications Equipment	60,222	0.4%
Construction & Engineering	146,607	1.0%
Construction Materials	117,765	0.8%
Containers & Packaging	386,862	2.6%
Electrical Equipment	470,068	3.1%
Electronic Equipment, Instruments & Components	592,758	4.0%
Industrial Conglomerates	1,259,552	8.4%
IT Services	1,591,270	10.5%
Life Sciences Tools & Services	25,823	0.2%
Machinery	1,484,111	9.9%
Marine	15,695	0.1%
Paper & Forest Products	13,797	0.1%
Professional Services	217,204	1.5%
Road & Rail	798,326	5.3%
Trading Companies & Distributors	258,029	1.7%
Transportation Infrastructure	9,816	0.1%
Other **	4,058,441	27.1%
Total	$14,977,359	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (77.8%)
2U, Inc.* (Internet Software & Services)	25,494	$2,052,012
8x8, Inc.* (Software)	77,142	1,562,126
Akamai Technologies, Inc.* (Internet Software & Services)	47,672	3,415,699
Alphabet, Inc.* - Class A (Internet Software & Services)	6,436	6,555,581
Alphabet, Inc.* - Class C (Internet Software & Services)	6,562	6,675,719
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	9,058	14,186,005
Arista Networks, Inc.* (Communications Equipment)	12,183	3,223,012
Blucora, Inc.* (Internet Software & Services)	52,253	1,358,578
Box, Inc.* - Class A (Internet Software & Services)	86,272	1,972,178
Citrix Systems, Inc.* (Software)	35,742	3,678,209
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	34,895	1,645,299
Cornerstone OnDemand, Inc.* (Internet Software & Services)	38,605	1,703,639
E*TRADE Financial Corp.* (Capital Markets)	66,392	4,028,667
eBay, Inc.* (Internet Software & Services)	123,969	4,695,946
Ebix, Inc. (Software)	18,732	1,451,730
Endurance International Group Holdings, Inc.* (Internet Software & Services)	123,686	909,092
Expedia, Inc. (Internet & Direct Marketing Retail)	31,755	3,656,271
Facebook, Inc.* - Class A (Internet Software & Services)	66,430	11,425,959
GoDaddy, Inc.* - Class A (Internet Software & Services)	41,857	2,702,288
Groupon, Inc.* (Internet & Direct Marketing Retail)	334,237	1,550,860
GrubHub, Inc.* (Internet Software & Services)	28,564	2,888,963
Hubspot, Inc.* (Software)	18,135	1,920,497
j2 Global, Inc. (Internet Software & Services)	26,125	2,073,803
Juniper Networks, Inc. (Communications Equipment)	114,023	2,803,826
LogMeIn, Inc. (Internet Software & Services)	21,018	2,316,184
Netflix, Inc.* (Internet & Direct Marketing Retail)	26,560	8,298,937
NETGEAR, Inc.* (Communications Equipment)	26,540	1,467,662
New Relic, Inc.* (Internet Software & Services)	25,779	1,801,694
NIC, Inc. (Internet Software & Services)	82,483	1,224,873
Okta, Inc.* (Internet Software & Services)	36,459	1,560,810
Pandora Media, Inc.* (Internet Software & Services)	262,811	1,474,370
PayPal Holdings, Inc.* (IT Services)	90,443	6,747,952
Salesforce.com, Inc.* (Software)	56,345	6,817,181
Snap, Inc.* (Software)	121,981	1,747,988
TD Ameritrade Holding Corp. (Capital Markets)	63,948	3,714,739
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	53,145	1,988,686
Twitter, Inc.* (Internet Software & Services)	122,696	3,718,916
Veeva Systems, Inc.* - Class A (Health Care Technology)	38,210	2,679,667
VeriSign, Inc.* (Internet Software & Services)	26,144	3,069,828
Vonage Holdings Corp.* (Diversified Telecommunication Services)	154,619	1,728,641
Web.com Group, Inc.* (Internet Software & Services)	61,272	1,139,659
TOTAL COMMON STOCKS (Cost $81,976,463)		139,633,746

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.8%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $42,798,931	$42,797,000	$42,797,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,797,000)		42,797,000

TOTAL INVESTMENT SECURITIES (Cost $124,773,463) - 101.6%		182,430,746
Net other assets (liabilities) - (1.6)%		(2,860,642)

NET ASSETS - 100.0%		$179,570,104

*                          Non-income producing security.

(a)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $24,953,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	5/23/18	2.25%	$63,846,168	$(895,550)
Dow Jones Internet Composite Index	UBS AG	5/23/18	2.10%	66,126,900	(975,694)
				$129,973,068	$(1,871,244)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Internet UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Capital Markets	$7,743,406	4.3%
Communications Equipment	7,494,500	4.2%
Diversified Telecommunication Services	3,373,940	1.9%
Health Care Technology	2,679,667	1.5%
Internet & Direct Marketing Retail	29,680,759	16.5%
Internet Software & Services	64,735,791	36.0%
IT Services	6,747,952	3.8%
Software	17,177,731	9.6%
Other **	39,936,358	22.2%
Total	$179,570,104	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Industrial Conglomerates)	1,365	$265,343
A.O. Smith Corp. (Building Products)	325	19,939
Abbott Laboratories (Health Care Equipment & Supplies)	4,095	238,041
AbbVie, Inc. (Biotechnology)	3,705	357,717
Accenture PLC - Class A (IT Services)	910	137,592
Activision Blizzard, Inc. (Software)	1,755	116,444
Adobe Systems, Inc.* (Software)	1,170	259,272
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	650	7,072
Aetna, Inc. (Health Care Providers & Services)	390	69,830
Affiliated Managers Group, Inc. (Capital Markets)	65	10,716
Agilent Technologies, Inc. (Life Sciences Tools & Services)	780	51,277
Air Products & Chemicals, Inc. (Chemicals)	195	31,647
Akamai Technologies, Inc.* (Internet Software & Services)	130	9,315
Albemarle Corp. (Chemicals)	130	12,605
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	130	16,194
Alexion Pharmaceuticals, Inc.* (Biotechnology)	260	30,584
Align Technology, Inc.* (Health Care Equipment & Supplies)	195	48,721
Allegion PLC (Building Products)	130	10,033
Alliance Data Systems Corp. (IT Services)	65	13,198
Alphabet, Inc.* - Class A (Internet Software & Services)	715	728,285
Alphabet, Inc.* - Class C (Internet Software & Services)	715	727,391
Altria Group, Inc. (Tobacco)	2,470	138,592
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	910	1,425,179
American Airlines Group, Inc. (Airlines)	520	22,324
American Express Co. (Consumer Finance)	1,040	102,700
American Tower Corp. (Equity Real Estate Investment Trusts)	1,040	141,813
American Water Works Co., Inc. (Water Utilities)	260	22,511
Ameriprise Financial, Inc. (Capital Markets)	260	36,455
AMETEK, Inc. (Electrical Equipment)	520	36,296
Amgen, Inc. (Biotechnology)	910	158,776
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	715	59,853
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	845	73,811
ANSYS, Inc.* (Software)	195	31,524
Anthem, Inc. (Health Care Providers & Services)	325	76,697
Aon PLC (Insurance)	325	46,303
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	130	5,278
Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,895	1,965,768
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,470	122,685
Aptiv PLC (Auto Components)	650	54,977
Arthur J. Gallagher & Co. (Insurance)	195	13,648
Autodesk, Inc.* (Software)	325	40,918
Automatic Data Processing, Inc. (IT Services)	1,040	122,803
AutoZone, Inc.* (Specialty Retail)	65	40,594
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	130	21,190
Avery Dennison Corp. (Containers & Packaging)	195	20,437
Bank of America Corp. (Banks)	10,790	322,837
Baxter International, Inc. (Health Care Equipment & Supplies)	650	45,175
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	650	150,716
Biogen, Inc.* (Biotechnology)	325	88,920
BlackRock, Inc. - Class A (Capital Markets)	195	101,692
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	130	283,140
BorgWarner, Inc. (Auto Components)	325	15,906
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	130	15,783
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,250	93,340
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,405	125,373
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	975	223,685
Brown-Forman Corp. - Class B (Beverages)	390	21,856
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	520	12,433
Cadence Design Systems, Inc.* (Software)	650	26,039
CarMax, Inc.* (Specialty Retail)	195	12,188
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	455	28,692
Caterpillar, Inc. (Machinery)	715	103,218
CBOE Holdings, Inc. (Capital Markets)	260	27,763
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	715	32,397
CBS Corp. - Class B (Media)	390	19,188
Celgene Corp.* (Biotechnology)	1,755	152,861
Centene Corp.* (Health Care Providers & Services)	390	42,346
Cerner Corp.* (Health Care Technology)	715	41,649
CF Industries Holdings, Inc. (Chemicals)	260	10,088
Charter Communications, Inc.* - Class A (Media)	455	123,437
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	65	27,516
Church & Dwight Co., Inc. (Household Products)	325	15,015
Cigna Corp. (Health Care Providers & Services)	585	100,514
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	65	6,538
Cintas Corp. (Commercial Services & Supplies)	195	33,209
Cisco Systems, Inc. (Communications Equipment)	5,200	230,307
Citrix Systems, Inc.* (Software)	195	20,067
CME Group, Inc. (Capital Markets)	520	81,994

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cognizant Technology Solutions Corp. (IT Services)	1,365	$111,684
Colgate-Palmolive Co. (Household Products)	975	63,599
Comcast Corp. - Class A (Media)	5,460	171,390
Comerica, Inc. (Banks)	195	18,443
Constellation Brands, Inc. - Class A (Beverages)	390	90,921
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,015	54,445
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	650	65,566
CSX Corp. (Road & Rail)	2,080	123,531
D.R. Horton, Inc. (Household Durables)	780	34,430
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	195	18,108
Deere & Co. (Machinery)	390	52,779
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	260	27,479
Dollar General Corp. (Multiline Retail)	260	25,098
Dollar Tree, Inc.* (Multiline Retail)	585	56,095
Dominion Resources, Inc. (Multi-Utilities)	585	38,938
Dover Corp. (Machinery)	195	18,077
Dr. Pepper Snapple Group, Inc. (Beverages)	195	23,392
DXC Technology Co. (IT Services)	325	33,495
E*TRADE Financial Corp.* (Capital Markets)	650	39,442
eBay, Inc.* (Internet Software & Services)	2,210	83,715
Ecolab, Inc. (Chemicals)	260	37,640
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	520	66,227
Electronic Arts, Inc.* (Software)	715	84,356
Eli Lilly & Co. (Pharmaceuticals)	1,365	110,661
Emerson Electric Co. (Electrical Equipment)	585	38,850
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	455	53,768
Equifax, Inc. (Professional Services)	195	21,850
Equinix, Inc. (Equity Real Estate Investment Trusts)	195	82,053
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	65	15,580
Expedia, Inc. (Internet & Direct Marketing Retail)	195	22,452
Expeditors International of Washington, Inc. (Air Freight & Logistics)	260	16,604
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	325	29,117
F5 Networks, Inc.* (Communications Equipment)	65	10,601
Facebook, Inc.* - Class A (Internet Software & Services)	5,590	961,479
Fastenal Co. (Trading Companies & Distributors)	390	19,496
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	65	7,530
FedEx Corp. (Air Freight & Logistics)	325	80,340
Fidelity National Information Services, Inc. (IT Services)	455	43,211
First Horizon National Corp. (Banks)	1	15
FirstEnergy Corp. (Electric Utilities)	455	15,652
Fiserv, Inc.* (IT Services)	910	64,483
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	195	10,442
FMC Corp. (Chemicals)	325	25,912
Fortive Corp. (Machinery)	455	31,991
Fortune Brands Home & Security, Inc. (Building Products)	325	17,774
Garmin, Ltd. (Household Durables)	130	7,627
Gartner, Inc.* (IT Services)	195	23,652
General Dynamics Corp. (Aerospace & Defense)	325	65,426
General Mills, Inc. (Food Products)	455	19,902
GGP, Inc. (Equity Real Estate Investment Trusts)	585	11,694
Gilead Sciences, Inc. (Biotechnology)	2,015	145,543
Global Payments, Inc. (IT Services)	390	44,090
H & R Block, Inc. (Diversified Consumer Services)	325	8,986
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	325	6,003
Harris Corp. (Communications Equipment)	195	30,502
Hasbro, Inc. (Leisure Products)	130	11,452
HCA Holdings, Inc. (Health Care Providers & Services)	325	31,116
Hess Corp. (Oil, Gas & Consumable Fuels)	195	11,113
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	195	15,374
Hologic, Inc.* (Health Care Equipment & Supplies)	650	25,214
Honeywell International, Inc. (Industrial Conglomerates)	1,040	150,467
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	65	15,809
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	195	37,926
Illinois Tool Works, Inc. (Machinery)	715	101,544
Illumina, Inc.* (Life Sciences Tools & Services)	325	78,302
Incyte Corp.* (Biotechnology)	390	24,157
Ingersoll-Rand PLC (Machinery)	260	21,811
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,240	322,109
Intercontinental Exchange, Inc. (Capital Markets)	1,365	98,907
International Flavors & Fragrances, Inc. (Chemicals)	130	18,364
Intuit, Inc. (Software)	585	108,102
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	260	114,603
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	65	13,847
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	195	18,673
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	325	11,031
J.B. Hunt Transport Services, Inc. (Road & Rail)	130	15,266
Johnson & Johnson (Pharmaceuticals)	3,380	427,536
Kansas City Southern Industries, Inc. (Road & Rail)	130	13,862

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kellogg Co. (Food Products)	195	$11,486
Kimberly-Clark Corp. (Household Products)	390	40,381
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	390	39,679
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	130	22,198
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	390	72,173
Lennar Corp. - Class A (Household Durables)	390	20,627
LKQ Corp.* (Distributors)	390	12,098
Lockheed Martin Corp. (Aerospace & Defense)	390	125,128
Lowe’s Cos., Inc. (Specialty Retail)	1,300	107,159
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	716	97,822
Marsh & McLennan Cos., Inc. (Insurance)	650	52,975
Martin Marietta Materials, Inc. (Construction Materials)	65	12,660
Masco Corp. (Building Products)	455	17,231
MasterCard, Inc. - Class A (IT Services)	2,145	382,389
Mattel, Inc. (Leisure Products)	195	2,886
McCormick & Co., Inc. (Food Products)	130	13,703
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,885	315,624
Medtronic PLC (Health Care Equipment & Supplies)	1,365	109,377
Merck & Co., Inc. (Pharmaceuticals)	2,340	137,756
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	65	36,395
MGM Resorts International (Hotels, Restaurants & Leisure)	520	16,338
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	325	22,237
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	520	43,503
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,730	125,525
Microsoft Corp. (Software)	18,070	1,689,906
Mohawk Industries, Inc.* (Household Durables)	65	13,642
Monsanto Co. (Chemicals)	520	65,192
Monster Beverage Corp.* (Beverages)	975	53,625
Moody’s Corp. (Capital Markets)	390	63,258
Motorola Solutions, Inc. (Communications Equipment)	390	42,834
MSCI, Inc. - Class A (Capital Markets)	195	29,217
Nektar Therapeutics* (Pharmaceuticals)	390	32,627
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	650	43,277
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,040	324,958
NextEra Energy, Inc. (Electric Utilities)	585	95,887
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,015	137,805
Norfolk Southern Corp. (Road & Rail)	325	46,628
Northern Trust Corp. (Capital Markets)	260	27,755
Northrop Grumman Corp. (Aerospace & Defense)	260	83,730
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	455	24,329
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	390	12,090
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,430	321,607
Oracle Corp. (Software)	3,640	166,239
O’Reilly Automotive, Inc.* (Specialty Retail)	130	33,289
Packaging Corp. of America (Containers & Packaging)	130	15,040
Parker-Hannifin Corp. (Machinery)	195	32,101
Paychex, Inc. (IT Services)	455	27,559
PayPal Holdings, Inc.* (IT Services)	2,665	198,836
PepsiCo, Inc. (Beverages)	1,625	164,028
PerkinElmer, Inc. (Life Sciences Tools & Services)	130	9,537
Perrigo Co. PLC (Pharmaceuticals)	130	10,158
Pfizer, Inc. (Pharmaceuticals)	6,435	235,585
Philip Morris International, Inc. (Tobacco)	1,820	149,240
PPG Industries, Inc. (Chemicals)	260	27,529
Praxair, Inc. (Chemicals)	325	49,569
Principal Financial Group, Inc. (Insurance)	260	15,397
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,235	80,164
Public Storage (Equity Real Estate Investment Trusts)	195	39,347
PulteGroup, Inc. (Household Durables)	650	19,734
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	325	21,905
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,235	62,997
Raymond James Financial, Inc. (Capital Markets)	130	11,668
Raytheon Co. (Aerospace & Defense)	390	79,927
Red Hat, Inc.* (Software)	390	63,593
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	195	59,218
Republic Services, Inc. - Class A (Commercial Services & Supplies)	260	16,817
ResMed, Inc. (Health Care Equipment & Supplies)	325	30,758
Robert Half International, Inc. (Professional Services)	195	11,846
Rockwell Automation, Inc. (Electrical Equipment)	195	32,083
Rockwell Collins, Inc. (Aerospace & Defense)	390	51,691
Roper Technologies, Inc. (Industrial Conglomerates)	260	68,689
Ross Stores, Inc. (Specialty Retail)	585	47,297
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	260	28,129
S&P Global, Inc. (Capital Markets)	585	110,330
Salesforce.com, Inc.* (Software)	1,625	196,609
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	260	41,660
Sealed Air Corp. (Containers & Packaging)	130	5,701

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	325	$50,811
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	455	39,476
Southwest Airlines Co. (Airlines)	845	44,641
Stanley Black & Decker, Inc. (Machinery)	260	36,813
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,080	119,746
Stryker Corp. (Health Care Equipment & Supplies)	780	132,148
SVB Financial Group* (Banks)	130	38,949
Symantec Corp. (Software)	650	18,064
Synopsys, Inc.* (Software)	325	27,791
T. Rowe Price Group, Inc. (Capital Markets)	585	66,585
Take-Two Interactive Software, Inc.* (Software)	195	19,443
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	260	13,980
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	585	53,674
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,275	230,753
The Allstate Corp. (Insurance)	390	38,150
The Boeing Co. (Aerospace & Defense)	1,300	433,627
The Charles Schwab Corp. (Capital Markets)	2,795	155,625
The Clorox Co. (Household Products)	195	22,854
The Coca-Cola Co. (Beverages)	4,030	174,135
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	130	29,732
The Estee Lauder Cos., Inc. - Class A (Personal Products)	520	77,007
The Hershey Co. (Food Products)	195	17,928
The Home Depot, Inc. (Specialty Retail)	2,730	504,503
The NASDAQ OMX Group, Inc. (Capital Markets)	130	11,482
The Procter & Gamble Co. (Household Products)	2,210	159,871
The Progressive Corp. (Insurance)	1,365	82,296
The Sherwin-Williams Co. (Chemicals)	195	71,693
The TJX Cos., Inc. (Specialty Retail)	650	55,153
The Walt Disney Co. (Media)	1,625	163,036
The Western Union Co. (IT Services)	390	7,703
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	650	136,728
Tiffany & Co. (Specialty Retail)	130	13,368
Torchmark Corp. (Insurance)	130	11,276
Total System Services, Inc. (IT Services)	390	32,783
Tractor Supply Co. (Specialty Retail)	130	8,840
TransDigm Group, Inc. (Aerospace & Defense)	130	41,674
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	65	2,432
UDR, Inc. (Equity Real Estate Investment Trusts)	390	14,099
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	65	16,309
Union Pacific Corp. (Road & Rail)	975	130,289
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	780	88,530
United Rentals, Inc.* (Trading Companies & Distributors)	195	29,250
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,275	537,809
V.F. Corp. (Textiles, Apparel & Luxury Goods)	455	36,796
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	130	15,027
VeriSign, Inc.* (Internet Software & Services)	195	22,897
Verisk Analytics, Inc.* - Class A (Professional Services)	260	27,677
Vertex Pharmaceuticals, Inc.* (Biotechnology)	585	89,599
Visa, Inc. - Class A (IT Services)	4,225	536,067
Vornado Realty Trust (Equity Real Estate Investment Trusts)	260	17,688
Vulcan Materials Co. (Construction Materials)	130	14,520
Waste Management, Inc. (Commercial Services & Supplies)	910	73,973
Waters Corp.* (Life Sciences Tools & Services)	195	36,740
WEC Energy Group, Inc. (Multi-Utilities)	325	20,891
Willis Towers Watson PLC (Insurance)	130	19,306
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	260	29,695
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	195	36,307
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	390	25,054
Xylem, Inc. (Machinery)	260	18,954
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	325	28,308
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	260	29,944
Zoetis, Inc. (Pharmaceuticals)	1,170	97,672
TOTAL COMMON STOCKS (Cost $17,443,373)		27,945,109

TOTAL INVESTMENT SECURITIES (Cost $17,443,373) - 99.8%		27,945,109
Net other assets (liabilities) - 0.2%		48,129

NET ASSETS - 100.0%		$27,993,238

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$897,012	3.2%
Air Freight & Logistics	185,474	0.7%
Airlines	66,965	0.2%
Auto Components	70,883	0.3%
Banks	380,244	1.4%
Beverages	527,957	1.9%
Biotechnology	1,107,375	4.0%
Building Products	64,977	0.2%
Capital Markets	872,890	3.1%
Chemicals	350,240	1.3%
Commercial Services & Supplies	123,999	0.4%
Communications Equipment	314,244	1.1%
Construction Materials	27,180	0.1%
Consumer Finance	102,700	0.4%
Containers & Packaging	41,178	0.1%
Distributors	12,098	NM
Diversified Consumer Services	8,986	NM
Electric Utilities	111,539	0.4%
Electrical Equipment	107,229	0.4%
Electronic Equipment, Instruments & Components	192,261	0.7%
Equity Real Estate Investment Trusts	694,078	2.5%
Food Products	63,019	0.2%
Health Care Equipment & Supplies	1,166,949	4.2%
Health Care Providers & Services	880,510	3.1%
Health Care Technology	41,649	0.1%
Hotels, Restaurants & Leisure	785,988	2.8%
Household Durables	96,060	0.3%
Household Products	301,720	1.1%
Independent Power & Renewable Electricity Producers	12,090	NM
Industrial Conglomerates	484,499	1.7%
Insurance	279,351	1.0%
Internet & Direct Marketing Retail	2,058,160	7.4%
Internet Software & Services	2,533,081	9.0%
IT Services	1,779,545	6.4%
Leisure Products	14,338	0.1%
Life Sciences Tools & Services	367,652	1.3%
Machinery	417,288	1.5%
Media	477,051	1.7%
Multiline Retail	81,193	0.3%
Multi-Utilities	59,829	0.2%
Oil, Gas & Consumable Fuels	83,852	0.3%
Personal Products	77,007	0.3%
Pharmaceuticals	1,177,368	4.2%
Professional Services	61,373	0.2%
Real Estate Management & Development	32,397	0.1%
Road & Rail	329,576	1.2%
Semiconductors & Semiconductor Equipment	1,732,034	6.2%
Software	2,868,366	10.2%
Specialty Retail	838,700	3.0%
Technology Hardware, Storage & Peripherals	2,009,045	7.2%
Textiles, Apparel & Luxury Goods	216,821	0.8%
Tobacco	287,832	1.0%
Trading Companies & Distributors	48,746	0.2%
Water Utilities	22,511	0.1%
Other **	48,129	0.2%
Total	$27,993,238	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (101.7%)
Accenture PLC - Class A (IT Services)	180	$27,216
Acuity Brands, Inc. (Electrical Equipment)	30	3,593
Advance Auto Parts, Inc. (Specialty Retail)	60	6,867
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	450	4,896
Aetna, Inc. (Health Care Providers & Services)	120	21,486
Affiliated Managers Group, Inc. (Capital Markets)	30	4,946
Aflac, Inc. (Insurance)	660	30,076
Air Products & Chemicals, Inc. (Chemicals)	120	19,475
Akamai Technologies, Inc.* (Internet Software & Services)	90	6,449
Alaska Air Group, Inc. (Airlines)	90	5,844
Albemarle Corp. (Chemicals)	30	2,909
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	30	3,737
Alexion Pharmaceuticals, Inc.* (Biotechnology)	90	10,587
Allegion PLC (Building Products)	30	2,315
Allergan PLC (Pharmaceuticals)	270	41,486
Alliance Data Systems Corp. (IT Services)	30	6,092
Alliant Energy Corp. (Electric Utilities)	180	7,731
Altria Group, Inc. (Tobacco)	690	38,716
Ameren Corp. (Multi-Utilities)	210	12,310
American Airlines Group, Inc. (Airlines)	150	6,440
American Electric Power Co., Inc. (Electric Utilities)	390	27,292
American Express Co. (Consumer Finance)	240	23,700
American International Group, Inc. (Insurance)	720	40,320
American Water Works Co., Inc. (Water Utilities)	60	5,195
Ameriprise Financial, Inc. (Capital Markets)	30	4,206
AmerisourceBergen Corp. (Health Care Providers & Services)	120	10,870
Amgen, Inc. (Biotechnology)	210	36,640
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	450	30,294
Andeavor (Oil, Gas & Consumable Fuels)	120	16,598
Anthem, Inc. (Health Care Providers & Services)	90	21,239
Aon PLC (Insurance)	90	12,822
Apache Corp. (Oil, Gas & Consumable Fuels)	300	12,285
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	60	2,436
Archer-Daniels-Midland Co. (Food Products)	450	20,421
Arconic, Inc. (Aerospace & Defense)	360	6,412
Arthur J. Gallagher & Co. (Insurance)	60	4,199
Assurant, Inc. (Insurance)	30	2,785
AT&T, Inc. (Diversified Telecommunication Services)	4,980	162,846
Autodesk, Inc.* (Software)	60	7,554
AutoZone, Inc.* (Specialty Retail)	30	18,736
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	60	9,780
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	330	11,916
Ball Corp. (Containers & Packaging)	270	10,824
Bank of America Corp. (Banks)	4,050	121,176
Baxter International, Inc. (Health Care Equipment & Supplies)	180	12,510
BB&T Corp. (Banks)	630	33,264
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,560	302,218
Best Buy Co., Inc. (Specialty Retail)	210	16,071
Biogen, Inc.* (Biotechnology)	60	16,416
BlackRock, Inc. - Class A (Capital Markets)	30	15,645
BorgWarner, Inc. (Auto Components)	60	2,936
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	60	7,285
Brighthouse Financial, Inc.* (Insurance)	90	4,570
Bristol-Myers Squibb Co. (Pharmaceuticals)	480	25,022
Brown-Forman Corp. - Class B (Beverages)	60	3,362
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	120	11,044
CA, Inc. (Software)	240	8,352
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	210	5,021
Campbell Soup Co. (Food Products)	150	6,117
Capital One Financial Corp. (Consumer Finance)	390	35,341
Cardinal Health, Inc. (Health Care Providers & Services)	270	17,326
CarMax, Inc.* (Specialty Retail)	60	3,750
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	180	11,351
Caterpillar, Inc. (Machinery)	240	34,646
CBS Corp. - Class B (Media)	150	7,380
CenterPoint Energy, Inc. (Multi-Utilities)	360	9,119
CenturyLink, Inc. (Diversified Telecommunication Services)	780	14,492
CF Industries Holdings, Inc. (Chemicals)	120	4,656
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,560	195,171
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	30	12,700
Chubb, Ltd. (Insurance)	390	52,912
Church & Dwight Co., Inc. (Household Products)	90	4,158
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	60	6,035
Cincinnati Financial Corp. (Insurance)	120	8,441
Cisco Systems, Inc. (Communications Equipment)	2,100	93,009
Citigroup, Inc. (Banks)	2,100	143,367
Citizens Financial Group, Inc. (Banks)	390	16,181
Citrix Systems, Inc.* (Software)	60	6,175
CME Group, Inc. (Capital Markets)	90	14,191
CMS Energy Corp. (Multi-Utilities)	240	11,326
Colgate-Palmolive Co. (Household Products)	390	25,440
Comcast Corp. - Class A (Media)	1,890	59,327
Comerica, Inc. (Banks)	60	5,675
ConAgra Foods, Inc. (Food Products)	330	12,233

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	120	$18,865
ConocoPhillips (Oil, Gas & Consumable Fuels)	960	62,879
Consolidated Edison, Inc. (Multi-Utilities)	240	19,231
Costco Wholesale Corp. (Food & Staples Retailing)	360	70,978
Coty, Inc. (Personal Products)	390	6,767
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	120	12,104
Cummins, Inc. (Machinery)	120	19,183
CVS Health Corp. (Food & Staples Retailing)	810	56,562
Danaher Corp. (Health Care Equipment & Supplies)	510	51,163
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	30	2,786
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	120	7,535
Deere & Co. (Machinery)	120	16,240
Delta Air Lines, Inc. (Airlines)	540	28,198
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	180	9,061
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	420	15,259
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	60	6,341
Discover Financial Services (Consumer Finance)	300	21,375
Discovery Communications, Inc.* - Class A (Media)	120	2,838
Discovery Communications, Inc.* - Class C (Media)	240	5,333
Dish Network Corp.* - Class A (Media)	180	6,039
Dollar General Corp. (Multiline Retail)	120	11,584
Dominion Resources, Inc. (Multi-Utilities)	330	21,965
Dover Corp. (Machinery)	60	5,562
DowDuPont, Inc. (Chemicals)	1,890	119,523
Dr. Pepper Snapple Group, Inc. (Beverages)	90	10,796
DTE Energy Co. (Multi-Utilities)	150	15,810
Duke Energy Corp. (Electric Utilities)	570	45,691
Duke Realty Corp. (Equity Real Estate Investment Trusts)	300	8,130
DXC Technology Co. (IT Services)	120	12,367
Eastman Chemical Co. (Chemicals)	120	12,250
Eaton Corp. PLC (Electrical Equipment)	360	27,011
Ecolab, Inc. (Chemicals)	120	17,372
Edison International (Electric Utilities)	270	17,690
Eli Lilly & Co. (Pharmaceuticals)	300	24,321
Emerson Electric Co. (Electrical Equipment)	300	19,923
Entergy Corp. (Electric Utilities)	150	12,239
Envision Healthcare Corp.* (Health Care Providers & Services)	90	3,345
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	300	35,451
EQT Corp. (Oil, Gas & Consumable Fuels)	210	10,540
Equifax, Inc. (Professional Services)	30	3,362
Equity Residential (Equity Real Estate Investment Trusts)	300	18,513
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	30	7,191
Everest Re Group, Ltd. (Insurance)	30	6,980
Eversource Energy (Electric Utilities)	270	16,268
Exelon Corp. (Electric Utilities)	780	30,950
Expedia, Inc. (Internet & Direct Marketing Retail)	30	3,454
Expeditors International of Washington, Inc. (Air Freight & Logistics)	60	3,832
Express Scripts Holding Co.* (Health Care Providers & Services)	450	34,064
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,450	268,237
F5 Networks, Inc.* (Communications Equipment)	30	4,893
Fastenal Co. (Trading Companies & Distributors)	90	4,499
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	30	3,476
FedEx Corp. (Air Freight & Logistics)	90	22,248
Fidelity National Information Services, Inc. (IT Services)	90	8,547
Fifth Third Bancorp (Banks)	570	18,907
First Horizon National Corp. (Banks)	1	16
FirstEnergy Corp. (Electric Utilities)	210	7,224
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	30	1,607
Flowserve Corp. (Machinery)	120	5,329
Fluor Corp. (Construction & Engineering)	120	7,074
Foot Locker, Inc. (Specialty Retail)	90	3,877
Ford Motor Co. (Automobiles)	3,180	35,743
Fortive Corp. (Machinery)	90	6,328
Franklin Resources, Inc. (Capital Markets)	270	9,083
Freeport-McMoRan, Inc. (Metals & Mining)	1,080	16,427
Garmin, Ltd. (Household Durables)	30	1,760
General Dynamics Corp. (Aerospace & Defense)	120	24,157
General Electric Co. (Industrial Conglomerates)	7,050	99,194
General Mills, Inc. (Food Products)	300	13,122
General Motors Co. (Automobiles)	1,020	37,475
Genuine Parts Co. (Distributors)	120	10,599
GGP, Inc. (Equity Real Estate Investment Trusts)	300	5,997
Gilead Sciences, Inc. (Biotechnology)	360	26,003
H & R Block, Inc. (Diversified Consumer Services)	60	1,659
Halliburton Co. (Energy Equipment & Services)	720	38,153
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	180	3,325
Harley-Davidson, Inc. (Automobiles)	150	6,170
Harris Corp. (Communications Equipment)	30	4,693
Hartford Financial Services Group, Inc. (Insurance)	300	16,152
Hasbro, Inc. (Leisure Products)	30	2,643
HCA Holdings, Inc. (Health Care Providers & Services)	90	8,617
HCP, Inc. (Equity Real Estate Investment Trusts)	390	9,110

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Helmerich & Payne, Inc. (Energy Equipment & Services)	90	$6,260
Henry Schein, Inc.* (Health Care Providers & Services)	120	9,120
Hess Corp. (Oil, Gas & Consumable Fuels)	150	8,549
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,260	21,483
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	90	7,096
Honeywell International, Inc. (Industrial Conglomerates)	240	34,723
Hormel Foods Corp. (Food Products)	210	7,613
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	600	11,736
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,320	28,366
Humana, Inc. (Health Care Providers & Services)	120	35,301
Huntington Bancshares, Inc. (Banks)	900	13,419
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	30	7,296
IHS Markit, Ltd.* (Professional Services)	300	14,738
Ingersoll-Rand PLC (Machinery)	120	10,067
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,650	85,172
International Business Machines Corp. (IT Services)	690	100,022
International Flavors & Fragrances, Inc. (Chemicals)	30	4,238
International Paper Co. (Containers & Packaging)	330	17,014
Invesco, Ltd. (Capital Markets)	330	9,560
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	60	5,746
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	120	4,073
J.B. Hunt Transport Services, Inc. (Road & Rail)	30	3,523
Jacobs Engineering Group, Inc. (Construction & Engineering)	90	5,228
Johnson & Johnson (Pharmaceuticals)	990	125,226
Johnson Controls International PLC (Building Products)	750	25,403
JPMorgan Chase & Co. (Banks)	2,790	303,495
Juniper Networks, Inc. (Communications Equipment)	270	6,639
Kansas City Southern Industries, Inc. (Road & Rail)	30	3,199
Kellogg Co. (Food Products)	120	7,068
KeyCorp (Banks)	870	17,330
Kimberly-Clark Corp. (Household Products)	150	15,531
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	360	5,224
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,530	24,205
Kohl’s Corp. (Multiline Retail)	150	9,318
L Brands, Inc. (Specialty Retail)	210	7,331
L3 Technologies, Inc. (Aerospace & Defense)	60	11,753
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	30	5,123
Leggett & Platt, Inc. (Household Durables)	120	4,866
Lennar Corp. - Class A (Household Durables)	90	4,760
Leucadia National Corp. (Diversified Financial Services)	240	5,770
Lincoln National Corp. (Insurance)	180	12,715
LKQ Corp.* (Distributors)	120	3,722
Lockheed Martin Corp. (Aerospace & Defense)	90	28,876
Loews Corp. (Insurance)	210	11,017
Lowe’s Cos., Inc. (Specialty Retail)	210	17,310
LyondellBasell Industries N.V. - Class A (Chemicals)	270	28,546
M&T Bank Corp. (Banks)	120	21,872
Macy’s, Inc. (Multiline Retail)	240	7,457
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	690	12,593
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	390	29,215
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1	88
Marsh & McLennan Cos., Inc. (Insurance)	180	14,670
Martin Marietta Materials, Inc. (Construction Materials)	30	5,843
Masco Corp. (Building Products)	90	3,408
Mattel, Inc. (Leisure Products)	210	3,108
McCormick & Co., Inc. (Food Products)	60	6,325
McKesson Corp. (Health Care Providers & Services)	180	28,118
Medtronic PLC (Health Care Equipment & Supplies)	630	50,482
Merck & Co., Inc. (Pharmaceuticals)	1,380	81,241
MetLife, Inc. (Insurance)	840	40,043
MGM Resorts International (Hotels, Restaurants & Leisure)	240	7,541
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	90	8,231
Mohawk Industries, Inc.* (Household Durables)	30	6,296
Molson Coors Brewing Co. - Class B (Beverages)	150	10,686
Mondelez International, Inc. - Class A (Food Products)	1,200	47,400
Monsanto Co. (Chemicals)	180	22,567
Morgan Stanley (Capital Markets)	1,110	57,298
Mylan N.V.* (Pharmaceuticals)	420	16,279
National Oilwell Varco, Inc. (Energy Equipment & Services)	300	11,601
Navient Corp. (Consumer Finance)	210	2,785
Newell Rubbermaid, Inc. (Household Durables)	390	10,776
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	150	4,470
Newmont Mining Corp. (Metals & Mining)	420	16,502
News Corp. - Class A (Media)	300	4,794
News Corp. - Class B (Media)	90	1,463

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NextEra Energy, Inc. (Electric Utilities)	180	$29,504
Nielsen Holdings PLC (Professional Services)	270	8,492
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	360	24,620
NiSource, Inc. (Multi-Utilities)	270	6,585
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	390	13,194
Nordstrom, Inc. (Multiline Retail)	90	4,550
Norfolk Southern Corp. (Road & Rail)	120	17,216
Northern Trust Corp. (Capital Markets)	90	9,608
Northrop Grumman Corp. (Aerospace & Defense)	60	19,322
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	120	3,720
Nucor Corp. (Metals & Mining)	270	16,637
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	630	48,674
Omnicom Group, Inc. (Media)	180	13,259
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	330	19,873
Oracle Corp. (Software)	1,200	54,804
O’Reilly Automotive, Inc.* (Specialty Retail)	30	7,682
PACCAR, Inc. (Machinery)	300	19,101
Packaging Corp. of America (Containers & Packaging)	30	3,471
Parker-Hannifin Corp. (Machinery)	60	9,877
Paychex, Inc. (IT Services)	90	5,451
Pentair PLC (Machinery)	120	8,074
People’s United Financial, Inc. (Banks)	270	4,938
PepsiCo, Inc. (Beverages)	600	60,564
PerkinElmer, Inc. (Life Sciences Tools & Services)	30	2,201
Perrigo Co. PLC (Pharmaceuticals)	60	4,688
Pfizer, Inc. (Pharmaceuticals)	2,610	95,552
PG&E Corp. (Electric Utilities)	420	19,362
Philip Morris International, Inc. (Tobacco)	630	51,660
Phillips 66 (Oil, Gas & Consumable Fuels)	330	36,732
Pinnacle West Capital Corp. (Electric Utilities)	90	7,245
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	150	30,233
PNC Financial Services Group, Inc. (Banks)	390	56,788
PPG Industries, Inc. (Chemicals)	120	12,706
PPL Corp. (Electric Utilities)	570	16,587
Praxair, Inc. (Chemicals)	120	18,302
Principal Financial Group, Inc. (Insurance)	120	7,106
Prudential Financial, Inc. (Insurance)	330	35,086
Public Service Enterprise Group, Inc. (Multi-Utilities)	420	21,903
Public Storage (Equity Real Estate Investment Trusts)	60	12,107
PVH Corp. (Textiles, Apparel & Luxury Goods)	60	9,580
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	780	39,788
Quanta Services, Inc.* (Construction & Engineering)	120	3,900
Quest Diagnostics, Inc. (Health Care Providers & Services)	120	12,144
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	60	6,591
Range Resources Corp. (Oil, Gas & Consumable Fuels)	180	2,493
Raymond James Financial, Inc. (Capital Markets)	60	5,385
Raytheon Co. (Aerospace & Defense)	90	18,445
Realty Income Corp. (Equity Real Estate Investment Trusts)	240	12,122
Regency Centers Corp. (Equity Real Estate Investment Trusts)	120	7,062
Regions Financial Corp. (Banks)	900	16,830
Republic Services, Inc. - Class A (Commercial Services & Supplies)	90	5,821
Robert Half International, Inc. (Professional Services)	30	1,823
Rockwell Automation, Inc. (Electrical Equipment)	30	4,936
Ross Stores, Inc. (Specialty Retail)	120	9,702
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	60	6,491
SCANA Corp. (Multi-Utilities)	120	4,412
Schlumberger, Ltd. (Energy Equipment & Services)	1,110	76,101
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	240	13,894
Sealed Air Corp. (Containers & Packaging)	90	3,947
Sempra Energy (Multi-Utilities)	210	23,478
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	120	18,761
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	60	5,864
Snap-on, Inc. (Machinery)	60	8,715
Southwest Airlines Co. (Airlines)	150	7,925
Stanley Black & Decker, Inc. (Machinery)	30	4,248
Starbucks Corp. (Hotels, Restaurants & Leisure)	420	24,179
State Street Corp. (Capital Markets)	300	29,934
Stericycle, Inc.* (Commercial Services & Supplies)	60	3,523
SunTrust Banks, Inc. (Banks)	390	26,052
Symantec Corp. (Software)	270	7,503
Synchrony Financial (Consumer Finance)	570	18,907
Sysco Corp. (Food & Staples Retailing)	390	24,391
Take-Two Interactive Software, Inc.* (Software)	30	2,991
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	150	8,066
Target Corp. (Multiline Retail)	450	32,670
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	90	8,257
TechnipFMC PLC (Energy Equipment & Services)	360	11,866
Textron, Inc. (Aerospace & Defense)	210	13,049
The AES Corp. (Independent Power & Renewable Electricity Producers)	540	6,610
The Allstate Corp. (Insurance)	150	14,673
The Bank of New York Mellon Corp. (Capital Markets)	810	44,153

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Clorox Co. (Household Products)	60	$7,032
The Coca-Cola Co. (Beverages)	1,710	73,890
The Gap, Inc. (Specialty Retail)	180	5,263
The Goldman Sachs Group, Inc. (Capital Markets)	300	71,499
The Goodyear Tire & Rubber Co. (Auto Components)	210	5,274
The Hershey Co. (Food Products)	60	5,516
The Interpublic Group of Cos., Inc. (Media)	300	7,077
The JM Smucker Co. - Class A (Food Products)	90	10,267
The Kraft Heinz Co. (Food Products)	480	27,062
The Kroger Co. (Food & Staples Retailing)	720	18,137
The Macerich Co. (Equity Real Estate Investment Trusts)	90	5,186
The Mosaic Co. (Chemicals)	270	7,277
The NASDAQ OMX Group, Inc. (Capital Markets)	60	5,299
The Procter & Gamble Co. (Household Products)	1,290	93,318
The Southern Co. (Electric Utilities)	810	37,357
The TJX Cos., Inc. (Specialty Retail)	270	22,910
The Travelers Cos., Inc. (Insurance)	210	27,636
The Walt Disney Co. (Media)	660	66,217
The Western Union Co. (IT Services)	240	4,740
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	660	16,982
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	90	18,931
Tiffany & Co. (Specialty Retail)	60	6,170
Time Warner, Inc. (Media)	630	59,723
Torchmark Corp. (Insurance)	60	5,204
Tractor Supply Co. (Specialty Retail)	60	4,080
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	60	2,245
Twenty-First Century Fox, Inc. - Class A (Media)	870	31,807
Twenty-First Century Fox, Inc. - Class B (Media)	360	12,985
Tyson Foods, Inc. - Class A (Food Products)	240	16,824
U.S. Bancorp (Banks)	1,290	65,081
UDR, Inc. (Equity Real Estate Investment Trusts)	60	2,169
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	30	7,527
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	150	2,664
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	150	2,303
Union Pacific Corp. (Road & Rail)	300	40,089
United Continental Holdings, Inc.* (Airlines)	210	14,183
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	300	34,049
United Technologies Corp. (Aerospace & Defense)	600	72,089
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	60	6,852
Unum Group (Insurance)	180	8,708
V.F. Corp. (Textiles, Apparel & Luxury Goods)	90	7,278
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	360	39,935
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	30	3,468
Ventas, Inc. (Equity Real Estate Investment Trusts)	300	15,426
Verisk Analytics, Inc.* - Class A (Professional Services)	60	6,387
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,360	165,816
Viacom, Inc. - Class B (Media)	300	9,048
Vornado Realty Trust (Equity Real Estate Investment Trusts)	60	4,082
Vulcan Materials Co. (Construction Materials)	60	6,702
W.W. Grainger, Inc. (Trading Companies & Distributors)	30	8,441
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	690	45,851
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,170	103,497
WEC Energy Group, Inc. (Multi-Utilities)	150	9,642
Wells Fargo & Co. (Banks)	3,570	185,497
Welltower, Inc. (Equity Real Estate Investment Trusts)	300	16,032
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	240	18,910
WestRock Co. (Containers & Packaging)	210	12,424
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	600	22,068
Whirlpool Corp. (Household Durables)	60	9,297
Willis Towers Watson PLC (Insurance)	60	8,911
Xcel Energy, Inc. (Electric Utilities)	420	19,673
Xerox Corp. (Technology Hardware, Storage & Peripherals)	180	5,661
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	90	5,782
XL Group, Ltd. (Insurance)	210	11,674
Xylem, Inc. (Machinery)	60	4,374
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	150	13,065
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	60	6,910
Zions Bancorp (Banks)	150	8,213
TOTAL COMMON STOCKS (Cost $6,970,486)		8,703,581

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $38,002	$38,000	$38,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,000)		38,000

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
TOTAL INVESTMENT SECURITIES (Cost $7,008,486) - 102.1%		8,741,581
Net other assets (liabilities) - (2.1)%		(177,722)

NET ASSETS - 100.0%		$8,563,859

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$201,400	2.4%
Air Freight & Logistics	71,173	0.8%
Airlines	62,590	0.7%
Auto Components	8,210	0.1%
Automobiles	79,388	0.9%
Banks	1,058,101	12.3%
Beverages	159,298	1.9%
Biotechnology	89,646	1.0%
Building Products	31,126	0.4%
Capital Markets	280,807	3.3%
Chemicals	269,821	3.2%
Commercial Services & Supplies	9,344	0.1%
Communications Equipment	109,234	1.3%
Construction & Engineering	16,202	0.2%
Construction Materials	12,545	0.1%
Consumer Finance	102,108	1.2%
Containers & Packaging	47,680	0.6%
Distributors	14,321	0.2%
Diversified Consumer Services	1,659	NM
Diversified Financial Services	307,988	3.6%
Diversified Telecommunication Services	343,154	4.0%
Electric Utilities	294,813	3.4%
Electrical Equipment	55,463	0.6%
Electronic Equipment, Instruments & Components	9,864	0.1%
Energy Equipment & Services	155,897	1.8%
Equity Real Estate Investment Trusts	244,243	2.9%
Food & Staples Retailing	319,416	3.7%
Food Products	179,968	2.1%
Health Care Equipment & Supplies	133,594	1.6%
Health Care Providers & Services	221,140	2.6%
Hotels, Restaurants & Leisure	85,297	1.0%
Household Durables	37,755	0.4%
Household Products	145,479	1.7%
Independent Power & Renewable Electricity Producers	10,330	0.1%
Industrial Conglomerates	133,917	1.6%
Insurance	376,700	4.4%
Internet & Direct Marketing Retail	5,699	0.1%
Internet Software & Services	6,449	0.1%
IT Services	164,436	1.9%
Leisure Products	5,751	0.1%
Life Sciences Tools & Services	26,878	0.3%
Machinery	151,744	1.8%
Media	287,291	3.4%
Metals & Mining	49,566	0.6%
Multiline Retail	65,579	0.8%
Multi-Utilities	155,781	1.8%
Oil, Gas & Consumable Fuels	963,782	11.2%
Personal Products	6,767	0.1%
Pharmaceuticals	413,813	4.7%
Professional Services	34,802	0.4%
Road & Rail	64,027	0.7%
Semiconductors & Semiconductor Equipment	135,638	1.6%
Software	87,379	1.0%
Specialty Retail	137,276	1.6%
Technology Hardware, Storage & Peripherals	88,314	1.0%
Textiles, Apparel & Luxury Goods	64,427	0.8%
Tobacco	90,376	1.1%
Trading Companies & Distributors	12,940	0.2%
Water Utilities	5,195	0.1%
Other **	(139,722)	(1.7)%
Total	$8,563,859	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (83.0%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,818	$18,253
Aaron’s, Inc. (Specialty Retail)	1,010	42,188
ABIOMED, Inc.* (Health Care Equipment & Supplies)	707	212,771
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,313	46,717
ACI Worldwide, Inc.* (Software)	1,818	42,269
Acxiom Corp.* (IT Services)	1,212	31,488
Adtalem Global Education, Inc.* (Diversified Consumer Services)	909	43,268
AECOM Technology Corp.* (Construction & Engineering)	2,525	86,962
AGCO Corp. (Machinery)	1,010	63,307
Akorn, Inc.* (Pharmaceuticals)	1,515	21,861
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,111	25,442
Alleghany Corp. (Insurance)	202	116,084
Allegheny Technologies, Inc.* (Metals & Mining)	2,020	53,671
ALLETE, Inc. (Electric Utilities)	808	61,739
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,828	32,861
AMC Networks, Inc.* - Class A (Media)	808	42,016
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,121	82,952
American Eagle Outfitters, Inc. (Specialty Retail)	2,626	54,306
American Financial Group, Inc. (Insurance)	1,111	125,788
AptarGroup, Inc. (Containers & Packaging)	1,010	94,435
Aqua America, Inc. (Water Utilities)	2,828	99,404
ARRIS International PLC* (Communications Equipment)	2,727	73,629
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,414	105,682
Ashland Global Holdings, Inc. (Chemicals)	1,010	66,842
Aspen Insurance Holdings, Ltd. (Insurance)	909	38,587
Associated Banc-Corp. (Banks)	2,727	72,129
Atmos Energy Corp. (Gas Utilities)	1,717	149,189
AutoNation, Inc.* (Specialty Retail)	909	41,987
Avis Budget Group, Inc.* (Road & Rail)	1,111	54,895
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,919	75,282
BancorpSouth Bank (Banks)	1,313	43,395
Bank of Hawaii Corp. (Banks)	707	59,536
Bank of the Ozarks, Inc. (Banks)	1,919	89,809
Bed Bath & Beyond, Inc. (Specialty Retail)	2,222	38,796
Belden, Inc. (Electronic Equipment, Instruments & Components)	707	43,551
Bemis Co., Inc. (Containers & Packaging)	1,414	61,184
Big Lots, Inc. (Multiline Retail)	707	30,012
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	303	76,874
Bio-Techne Corp. (Life Sciences Tools & Services)	606	91,452
Black Hills Corp. (Multi-Utilities)	808	45,797
Blackbaud, Inc. (Software)	707	74,207
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,313	43,605
Brinker International, Inc. (Hotels, Restaurants & Leisure)	707	30,818
Broadridge Financial Solutions, Inc. (IT Services)	1,818	194,907
Brown & Brown, Inc. (Insurance)	3,636	99,008
Brunswick Corp. (Leisure Products)	1,414	84,670
Cable One, Inc. (Media)	101	64,147
Cabot Corp. (Chemicals)	1,010	56,419
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,131	43,552
Camden Property Trust (Equity Real Estate Investment Trusts)	1,414	120,755
Cantel Medical Corp. (Health Care Equipment & Supplies)	606	67,914
Carlisle Cos., Inc. (Industrial Conglomerates)	1,010	108,807
Carpenter Technology Corp. (Metals & Mining)	707	37,655
Cars.com, Inc.* (Internet Software & Services)	1,111	31,641
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	707	70,926
Casey’s General Stores, Inc. (Food & Staples Retailing)	606	58,539
Catalent, Inc.* (Pharmaceuticals)	2,121	87,194
Cathay General Bancorp, Inc. (Banks)	1,212	48,492
CDK Global, Inc. (Software)	2,020	131,784
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	707	73,662
Chemical Financial Corp. (Banks)	1,111	60,983
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	14,342	42,596
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	202	55,469
Ciena Corp.* (Communications Equipment)	2,323	59,817
Cinemark Holdings, Inc. (Media)	1,717	67,255
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,010	36,835
Clean Harbors, Inc.* (Commercial Services & Supplies)	808	37,006
CNO Financial Group, Inc. (Insurance)	2,626	56,301
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,131	46,527
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,727	126,124
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	404	67,961
Commerce Bancshares, Inc. (Banks)	1,515	96,233
Commercial Metals Co. (Metals & Mining)	1,818	38,196
CommVault Systems, Inc.* (Software)	707	49,455
Compass Minerals International, Inc. (Metals & Mining)	505	33,987
Convergys Corp. (IT Services)	1,414	33,031
Cooper Tire & Rubber Co. (Auto Components)	808	19,756
Copart, Inc.* (Commercial Services & Supplies)	3,131	159,932
Core Laboratories N.V. (Energy Equipment & Services)	707	86,571
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,818	36,651

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CoreLogic, Inc.* (IT Services)	1,313	$64,994
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	505	52,571
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,616	44,456
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,565	58,363
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	404	66,494
Crane Co. (Machinery)	808	67,581
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,515	56,540
Cullen/Frost Bankers, Inc. (Banks)	909	104,036
Curtiss-Wright Corp. (Aerospace & Defense)	707	90,524
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	5,555	80,992
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,515	81,189
Dana Holding Corp. (Auto Components)	2,323	55,125
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,515	99,339
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	505	47,096
Delphi Technologies PLC (Auto Components)	1,414	68,452
Deluxe Corp. (Commercial Services & Supplies)	707	48,458
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,010	18,574
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,313	43,447
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,212	18,604
Dillard’s, Inc. - Class A (Multiline Retail)	303	22,589
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	707	170,903
Domtar Corp. (Paper & Forest Products)	1,010	44,339
Donaldson Co., Inc. (Machinery)	2,020	89,405
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,525	94,107
Dril-Quip, Inc.* (Energy Equipment & Services)	606	25,119
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,313	80,040
Dycom Industries, Inc.* (Construction & Engineering)	505	52,449
Eagle Materials, Inc. (Construction Materials)	808	79,960
East West Bancorp, Inc. (Banks)	2,323	154,759
Eaton Vance Corp. (Capital Markets)	1,919	104,374
Edgewell Personal Care Co.* (Personal Products)	808	35,592
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,212	39,887
EMCOR Group, Inc. (Construction & Engineering)	909	66,893
Encompass Health Corp. (Health Care Providers & Services)	1,515	92,142
Endo International PLC* (Pharmaceuticals)	3,131	17,941
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,515	99,142
Energizer Holdings, Inc. (Household Products)	909	52,140
EnerSys (Electrical Equipment)	707	48,472
Ensco PLCADR - Class A (Energy Equipment & Services)	6,868	38,804
EPR Properties (Equity Real Estate Investment Trusts)	1,010	55,570
Esterline Technologies Corp.* (Aerospace & Defense)	404	29,027
Evercore Partners, Inc. - Class A (Capital Markets)	606	61,358
F.N.B. Corp. (Banks)	5,050	65,650
FactSet Research Systems, Inc. (Capital Markets)	606	114,601
Fair Isaac Corp.* (Software)	505	87,456
Federated Investors, Inc. - Class B (Capital Markets)	1,515	40,102
First American Financial Corp. (Insurance)	1,717	87,756
First Horizon National Corp. (Banks)	5,151	94,263
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,919	59,700
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,313	93,105
Five Below, Inc.* (Specialty Retail)	909	64,183
Flowers Foods, Inc. (Food Products)	2,929	66,225
Fortinet, Inc.* (Software)	2,323	128,601
Fulton Financial Corp. (Banks)	2,727	46,086
GameStop Corp. - Class A (Specialty Retail)	1,616	22,058
GATX Corp. (Trading Companies & Distributors)	606	39,535
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,010	71,912
Gentex Corp. (Auto Components)	4,343	98,759
Genworth Financial, Inc.* - Class A (Insurance)	7,878	21,743
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,111	56,872
Graco, Inc. (Machinery)	2,626	115,518
Graham Holdings Co. - Class B (Diversified Consumer Services)	101	60,908
Granite Construction, Inc. (Construction & Engineering)	606	31,742
Great Plains Energy, Inc. (Electric Utilities)	3,434	112,395
Greif, Inc. - Class A (Containers & Packaging)	404	23,642
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,626	24,422
Halyard Health, Inc.* (Health Care Equipment & Supplies)	707	33,491
Hancock Holding Co. (Banks)	1,313	64,140
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,717	59,563
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,919	53,406

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,111	$42,918
Helen of Troy, Ltd.* (Household Durables)	404	36,017
Herman Miller, Inc. (Commercial Services & Supplies)	909	27,906
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,616	71,136
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,010	86,688
HNI Corp. (Commercial Services & Supplies)	707	23,607
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,828	171,630
Home BancShares, Inc. (Banks)	2,525	58,681
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,626	65,335
Hubbell, Inc. (Electrical Equipment)	909	94,409
ICU Medical, Inc.* (Health Care Equipment & Supplies)	202	50,843
IDACORP, Inc. (Electric Utilities)	808	75,144
IDEX Corp. (Machinery)	1,212	161,997
ILG, Inc. (Hotels, Restaurants & Leisure)	1,616	55,154
Ingredion, Inc. (Food Products)	1,111	134,531
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,121	59,027
Interactive Brokers Group, Inc. - Class A (Capital Markets)	1,111	82,436
InterDigital, Inc. (Communications Equipment)	505	37,597
International Bancshares Corp. (Banks)	808	32,158
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	404	16,604
ITT, Inc. (Machinery)	1,414	69,130
j2 Global, Inc. (Internet Software & Services)	808	64,139
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,727	72,538
Jack Henry & Associates, Inc. (IT Services)	1,212	144,810
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	505	45,299
Janus Henderson Group PLC (Capital Markets)	2,828	89,337
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,515	55,858
JetBlue Airways Corp.* (Airlines)	5,050	96,910
John Wiley & Sons, Inc. - Class A (Media)	707	46,627
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	707	119,843
KB Home (Household Durables)	1,313	34,860
KBR, Inc. (Construction & Engineering)	2,222	37,085
Kemper Corp. (Insurance)	808	54,540
Kennametal, Inc. (Machinery)	1,313	47,859
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,030	156,590
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,515	108,579
Kirby Corp.* (Marine)	808	68,922
KLX, Inc.* (Aerospace & Defense)	808	63,210
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,020	78,800
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,414	18,099
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,313	83,651
Lamb Weston Holding, Inc. (Food Products)	2,323	151,738
Lancaster Colony Corp. (Food Products)	303	38,054
Landstar System, Inc. (Road & Rail)	707	71,867
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,818	53,758
Legg Mason, Inc. (Capital Markets)	1,313	52,126
Leidos Holdings, Inc. (IT Services)	2,222	142,719
LendingTree, Inc.* (Thrifts & Mortgage Finance)	101	24,078
Lennox International, Inc. (Building Products)	606	117,182
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,323	97,148
Life Storage, Inc. (Equity Real Estate Investment Trusts)	707	62,527
LifePoint Health, Inc.* (Health Care Providers & Services)	606	29,027
Lincoln Electric Holdings, Inc. (Machinery)	1,010	83,699
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	404	75,516
LivaNova PLC* (Health Care Equipment & Supplies)	707	62,767
Live Nation Entertainment, Inc.* (Media)	2,121	83,716
LogMeIn, Inc. (Internet Software & Services)	808	89,042
Louisiana-Pacific Corp. (Paper & Forest Products)	2,323	65,811
Lumentum Holdings, Inc.* (Communications Equipment)	1,010	50,955
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,414	24,278
Mallinckrodt PLC* (Pharmaceuticals)	1,313	17,069
Manhattan Associates, Inc.* (Software)	1,111	47,840
ManpowerGroup, Inc. (Professional Services)	1,010	96,677
MarketAxess Holdings, Inc. (Capital Markets)	606	120,370
Masimo Corp.* (Health Care Equipment & Supplies)	707	63,439
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,515	49,601
MAXIMUS, Inc. (IT Services)	1,010	68,306
MB Financial, Inc. (Banks)	1,313	55,960
MDU Resources Group, Inc. (Multi-Utilities)	3,030	85,355
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,757	73,574
Medidata Solutions, Inc.* (Health Care Technology)	909	64,867
MEDNAX, Inc.* (Health Care Providers & Services)	1,515	69,554
Mercury General Corp. (Insurance)	606	27,712
Meredith Corp. (Media)	606	31,391
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,818	117,605
Minerals Technologies, Inc. (Chemicals)	606	41,844

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	808	$82,739
Molina Healthcare, Inc.* (Health Care Providers & Services)	707	58,858
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	606	70,963
MSA Safety, Inc. (Commercial Services & Supplies)	505	43,854
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	707	61,113
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,525	76,028
Murphy USA, Inc.* (Specialty Retail)	505	31,598
Nabors Industries, Ltd. (Energy Equipment & Services)	4,949	37,662
National Fuel Gas Co. (Gas Utilities)	1,313	67,423
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,717	70,208
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,424	92,209
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,818	55,940
NetScout Systems, Inc.* (Communications Equipment)	1,414	38,390
New Jersey Resources Corp. (Gas Utilities)	1,414	58,469
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	7,676	91,191
NewMarket Corp. (Chemicals)	101	38,335
Nordson Corp. (Machinery)	808	103,909
NorthWestern Corp. (Multi-Utilities)	808	44,392
NOW, Inc.* (Trading Companies & Distributors)	1,717	20,827
Nu Skin Enterprises, Inc. - Class A (Personal Products)	808	57,490
NuVasive, Inc.* (Health Care Equipment & Supplies)	808	42,994
NVR, Inc.* (Household Durables)	101	313,100
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,242	46,789
Oceaneering International, Inc. (Energy Equipment & Services)	1,515	32,179
Office Depot, Inc. (Specialty Retail)	8,080	18,503
OGE Energy Corp. (Electric Utilities)	3,131	102,916
Old Dominion Freight Line, Inc. (Road & Rail)	1,111	148,718
Old Republic International Corp. (Insurance)	3,939	80,356
Olin Corp. (Chemicals)	2,626	79,279
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,131	81,343
ONE Gas, Inc. (Gas Utilities)	808	56,334
Orbital ATK, Inc. (Aerospace & Defense)	909	120,333
Oshkosh Corp. (Machinery)	1,212	87,458
Owens-Illinois, Inc.* (Containers & Packaging)	2,525	51,333
PacWest Bancorp (Banks)	2,020	103,505
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	404	25,048
Patterson Cos., Inc. (Health Care Providers & Services)	1,313	30,567
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,535	75,720
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,717	65,813
Pinnacle Financial Partners, Inc. (Banks)	1,212	77,629
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,929	29,934
Plantronics, Inc. (Communications Equipment)	505	32,901
PNM Resources, Inc. (Electric Utilities)	1,212	48,056
Polaris Industries, Inc. (Leisure Products)	909	95,282
PolyOne Corp. (Chemicals)	1,313	54,949
Pool Corp. (Distributors)	606	84,119
Post Holdings, Inc.* (Food Products)	1,010	80,366
Potlatch Corp. (Equity Real Estate Investment Trusts)	909	47,132
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	808	23,788
Primerica, Inc. (Insurance)	707	68,402
Prosperity Bancshares, Inc. (Banks)	1,111	79,736
PTC, Inc.* (Software)	1,818	149,711
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,838	46,747
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,515	33,285
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,020	75,124
Regal Beloit Corp. (Electrical Equipment)	707	50,338
Reinsurance Group of America, Inc. (Insurance)	1,010	150,895
Reliance Steel & Aluminum Co. (Metals & Mining)	1,111	97,679
RenaissanceRe Holdings, Ltd. (Insurance)	606	82,440
Rollins, Inc. (Commercial Services & Supplies)	1,515	73,508
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,818	26,252
Royal Gold, Inc. (Metals & Mining)	1,010	89,688
RPM International, Inc. (Chemicals)	2,121	102,443
Ryder System, Inc. (Road & Rail)	808	54,483
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,828	51,781
Sabre Corp. (IT Services)	3,333	68,793
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,020	34,926
Sanderson Farms, Inc. (Food Products)	303	33,681
Science Applications International Corp. (IT Services)	707	60,654
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	808	43,066
SEI Investments Co. (Capital Markets)	2,020	127,724
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,737	58,185
Sensient Technologies Corp. (Chemicals)	707	47,122
Service Corp. International (Diversified Consumer Services)	2,929	106,938
Signature Bank* (Banks)	808	102,737
Signet Jewelers, Ltd. (Specialty Retail)	909	35,342
Silgan Holdings, Inc. (Containers & Packaging)	1,212	34,021

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	707	$65,680
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,212	76,647
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,121	60,449
SLM Corp.* (Consumer Finance)	6,868	78,845
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,616	38,703
Sonoco Products Co. (Containers & Packaging)	1,616	82,998
Sotheby’s* - Class A (Diversified Consumer Services)	606	31,997
Southwest Gas Corp. (Gas Utilities)	808	58,976
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	8,080	33,128
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,919	48,033
Steel Dynamics, Inc. (Metals & Mining)	3,737	167,455
STERIS PLC (Health Care Equipment & Supplies)	1,313	124,105
Sterling Bancorp (Banks)	3,535	83,956
Stifel Financial Corp. (Capital Markets)	1,111	64,749
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,424	26,010
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	505	21,978
Syneos Health, Inc.* (Life Sciences Tools & Services)	909	34,633
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	505	50,586
Synovus Financial Corp. (Banks)	1,919	100,306
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,515	33,254
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	909	50,886
TCF Financial Corp. (Banks)	2,727	67,711
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	505	38,506
TEGNA, Inc. (Media)	3,434	36,297
Teledyne Technologies, Inc.* (Aerospace & Defense)	606	113,377
Teleflex, Inc. (Health Care Equipment & Supplies)	707	189,391
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,414	38,645
Tempur Sealy International, Inc.* (Household Durables)	707	31,638
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,313	31,433
Teradata Corp.* (IT Services)	1,919	78,525
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,030	98,627
Terex Corp. (Machinery)	1,212	44,262
Texas Capital Bancshares, Inc.* (Banks)	808	79,709
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,010	64,721
The Boston Beer Co., Inc.* - Class A (Beverages)	101	22,639
The Brink’s Co. (Commercial Services & Supplies)	808	59,630
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	707	36,729
The Chemours Co. (Chemicals)	2,929	141,792
The Dun & Bradstreet Corp. (Professional Services)	606	69,878
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,919	43,178
The Hain Celestial Group, Inc.* (Food Products)	1,616	47,074
The Hanover Insurance Group, Inc. (Insurance)	707	81,199
The Michaels Cos., Inc.* (Specialty Retail)	1,717	31,971
The New York Times Co. - Class A (Media)	2,020	47,369
The Scotts Miracle-Gro Co. - Class A (Chemicals)	606	50,649
The Timken Co. (Machinery)	1,111	47,495
The Toro Co. (Machinery)	1,717	100,256
The Ultimate Software Group, Inc.* (Software)	505	121,160
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,828	47,341
Thor Industries, Inc. (Automobiles)	808	85,761
Toll Brothers, Inc. (Household Durables)	2,222	93,680
Tootsie Roll Industries, Inc. (Food Products)	303	8,651
Transocean, Ltd.* (Energy Equipment & Services)	6,868	84,957
TreeHouse Foods, Inc.* (Food Products)	909	34,997
TRI Pointe Group, Inc.* (Household Durables)	2,424	41,475
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,939	136,289
Trinity Industries, Inc. (Machinery)	2,424	77,253
Trustmark Corp. (Banks)	1,111	34,785
Tupperware Brands Corp. (Household Durables)	808	36,004
Tyler Technologies, Inc.* (Software)	505	110,555
UGI Corp. (Gas Utilities)	2,727	131,959
UMB Financial Corp. (Banks)	707	54,142
Umpqua Holdings Corp. (Banks)	3,434	80,905
United Bankshares, Inc. (Banks)	1,616	54,863
United Natural Foods, Inc.* (Food & Staples Retailing)	808	36,376
United States Steel Corp. (Metals & Mining)	2,727	92,254
United Therapeutics Corp.* (Biotechnology)	707	77,848
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,626	47,321
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,717	35,319
Urban Outfitters, Inc.* (Specialty Retail)	1,212	48,807
Valley National Bancorp (Banks)	4,141	51,970
Valmont Industries, Inc. (Construction & Engineering)	404	57,408
Valvoline, Inc. (Chemicals)	3,131	63,497
Vectren Corp. (Multi-Utilities)	1,313	92,265
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,717	39,508
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,717	60,404

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ViaSat, Inc.* (Communications Equipment)	909	$58,158
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,121	37,436
W.R. Berkley Corp. (Insurance)	1,515	112,958
Wabtec Corp. (Machinery)	1,313	116,608
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,313	41,688
Watsco, Inc. (Trading Companies & Distributors)	505	84,548
Webster Financial Corp. (Banks)	1,414	85,109
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,919	52,715
WellCare Health Plans, Inc.* (Health Care Providers & Services)	707	145,048
Werner Enterprises, Inc. (Road & Rail)	707	24,250
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,212	106,911
Westar Energy, Inc. (Electric Utilities)	2,222	120,388
WEX, Inc.* (IT Services)	606	98,124
WGL Holdings, Inc. (Gas Utilities)	808	68,761
Williams-Sonoma, Inc. (Specialty Retail)	1,212	57,934
Wintrust Financial Corp. (Banks)	909	81,310
Woodward, Inc. (Machinery)	909	65,393
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,111	23,853
Worthington Industries, Inc. (Metals & Mining)	707	31,483
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,262	107,018
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	808	108,943
TOTAL COMMON STOCKS (Cost $20,776,799)		27,219,363

	Principal Amount	Value
Repurchase Agreements(a)(b) (17.1%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $5,604,253	$5,604,000	$5,604,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,604,000)		5,604,000

TOTAL INVESTMENT SECURITIES (Cost $26,380,799) - 100.1%		32,823,363
Net other assets (liabilities) - (0.1)%		(40,711)

NET ASSETS - 100.0%		$32,782,652

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $410,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	16	6/18/18	$2,994,400	$(68,972)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/29/18	2.20%	$900,457	$(9,651)
S&P MidCap 400	UBS AG	5/29/18	2.20%	1,713,257	(18,363)
				$2,613,714	$(28,014)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$416,471	1.3%
Airlines	96,910	0.3%
Auto Components	242,092	0.7%
Automobiles	85,761	0.3%
Banks	2,284,683	7.1%
Beverages	22,639	0.1%
Biotechnology	77,848	0.2%
Building Products	117,182	0.4%
Capital Markets	857,177	2.6%
Chemicals	743,172	2.3%
Commercial Services & Supplies	546,753	1.7%
Communications Equipment	351,447	1.1%
Construction & Engineering	332,539	1.0%
Construction Materials	79,960	0.2%
Consumer Finance	78,845	0.2%
Containers & Packaging	347,613	1.1%
Distributors	84,119	0.3%
Diversified Consumer Services	243,111	0.7%
Electric Utilities	580,201	1.8%
Electrical Equipment	193,219	0.6%
Electronic Equipment, Instruments & Components	1,222,820	3.7%
Energy Equipment & Services	451,848	1.4%
Equity Real Estate Investment Trusts	2,276,521	6.9%
Food & Staples Retailing	142,948	0.4%
Food Products	595,316	1.8%
Gas Utilities	591,112	1.8%
Health Care Equipment & Supplies	1,098,187	3.3%
Health Care Providers & Services	503,346	1.5%
Health Care Technology	97,728	0.3%
Hotels, Restaurants & Leisure	857,938	2.6%
Household Durables	586,774	1.8%
Household Products	52,140	0.2%
Industrial Conglomerates	108,807	0.3%
Insurance	1,203,769	3.7%
Internet Software & Services	184,822	0.6%
IT Services	986,351	3.0%
Leisure Products	179,952	0.5%
Life Sciences Tools & Services	276,621	0.8%
Machinery	1,341,128	4.1%
Marine	68,922	0.2%
Media	418,818	1.3%
Metals & Mining	642,068	2.0%
Multiline Retail	52,601	0.2%
Multi-Utilities	267,809	0.8%
Oil, Gas & Consumable Fuels	915,549	2.8%
Paper & Forest Products	110,150	0.3%
Personal Products	93,082	0.3%
Pharmaceuticals	167,853	0.5%
Professional Services	166,555	0.5%
Real Estate Management & Development	145,285	0.4%
Road & Rail	504,925	1.5%
Semiconductors & Semiconductor Equipment	844,495	2.6%
Software	943,038	2.9%
Specialty Retail	566,046	1.7%
Technology Hardware, Storage & Peripherals	92,797	0.3%
Textiles, Apparel & Luxury Goods	178,471	0.5%
Thrifts & Mortgage Finance	156,957	0.5%
Trading Companies & Distributors	206,023	0.6%
Water Utilities	99,404	0.3%
Wireless Telecommunication Services	38,645	0.1%
Other **	5,563,289	17.0%
Total	$32,782,652	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (100.2%)
ABIOMED, Inc.* (Health Care Equipment & Supplies)	2,187	$658,178
ACI Worldwide, Inc.* (Software)	2,916	67,797
Acxiom Corp.* (IT Services)	1,701	44,192
Akorn, Inc.* (Pharmaceuticals)	4,617	66,623
ALLETE, Inc. (Electric Utilities)	1,215	92,838
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	4,617	53,650
AMC Networks, Inc.* - Class A (Media)	1,458	75,816
American Eagle Outfitters, Inc. (Specialty Retail)	5,103	105,530
AptarGroup, Inc. (Containers & Packaging)	1,458	136,323
Aqua America, Inc. (Water Utilities)	5,346	187,912
BancorpSouth Bank (Banks)	1,944	64,249
Bank of Hawaii Corp. (Banks)	972	81,852
Bank of the Ozarks, Inc. (Banks)	6,075	284,310
Belden, Inc. (Electronic Equipment, Instruments & Components)	972	59,875
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	972	246,606
Bio-Techne Corp. (Life Sciences Tools & Services)	1,944	293,369
Blackbaud, Inc. (Software)	2,430	255,053
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	4,131	137,191
Broadridge Financial Solutions, Inc. (IT Services)	5,832	625,249
Brown & Brown, Inc. (Insurance)	7,290	198,507
Brunswick Corp. (Leisure Products)	1,944	116,407
Cable One, Inc. (Media)	243	154,334
Camden Property Trust (Equity Real Estate Investment Trusts)	2,430	207,522
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,701	190,631
Carlisle Cos., Inc. (Industrial Conglomerates)	1,458	157,070
Cars.com, Inc.* (Internet Software & Services)	1,944	55,365
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,701	170,644
Catalent, Inc.* (Pharmaceuticals)	6,804	279,713
Cathay General Bancorp, Inc. (Banks)	2,430	97,224
CDK Global, Inc. (Software)	6,318	412,187
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,430	253,182
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	486	133,456
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	3,159	115,209
CNO Financial Group, Inc. (Insurance)	8,505	182,347
Cognex Corp. (Electronic Equipment, Instruments & Components)	8,748	404,595
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	1,215	204,387
Commerce Bancshares, Inc. (Banks)	2,430	154,354
CommVault Systems, Inc.* (Software)	972	67,991
Copart, Inc.* (Commercial Services & Supplies)	10,206	521,323
Core Laboratories N.V. (Energy Equipment & Services)	972	119,022
CoreLogic, Inc.* (IT Services)	4,131	204,485
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,701	177,074
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,187	60,164
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	11,178	99,372
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	486	79,991
Crane Co. (Machinery)	1,215	101,623
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,187	81,619
Cullen/Frost Bankers, Inc. (Banks)	1,458	166,868
Curtiss-Wright Corp. (Aerospace & Defense)	1,215	155,569
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	11,178	162,975
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,187	117,201
Dana Holding Corp. (Auto Components)	4,617	109,561
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	4,617	302,736
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	729	67,987
Delphi Technologies PLC (Auto Components)	4,374	211,745
Deluxe Corp. (Commercial Services & Supplies)	1,215	83,276
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	2,187	528,663
Donaldson Co., Inc. (Machinery)	3,888	172,083
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	5,103	190,189
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	4,131	251,825
Dycom Industries, Inc.* (Construction & Engineering)	1,458	151,428
Eagle Materials, Inc. (Construction Materials)	2,430	240,473
East West Bancorp, Inc. (Banks)	7,290	485,660
Eaton Vance Corp. (Capital Markets)	6,075	330,419
Encompass Health Corp. (Health Care Providers & Services)	4,860	295,585
Energizer Holdings, Inc. (Household Products)	1,215	69,692
Evercore Partners, Inc. - Class A (Capital Markets)	2,187	221,434
FactSet Research Systems, Inc. (Capital Markets)	1,944	367,630
Fair Isaac Corp.* (Software)	1,458	252,496
Federated Investors, Inc. - Class B (Capital Markets)	4,860	128,644
First American Financial Corp. (Insurance)	3,159	161,456
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	6,075	188,993
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,944	137,849
Five Below, Inc.* (Specialty Retail)	2,673	188,741
Flowers Foods, Inc. (Food Products)	4,131	93,402
Fortinet, Inc.* (Software)	7,290	403,575
Gentex Corp. (Auto Components)	8,505	193,404

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	3,645	$186,588
Graco, Inc. (Machinery)	8,505	374,134
Granite Construction, Inc. (Construction & Engineering)	972	50,913
Hancock Holding Co. (Banks)	1,944	94,964
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,159	87,915
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,645	140,806
Helen of Troy, Ltd.* (Household Durables)	729	64,990
Herman Miller, Inc. (Commercial Services & Supplies)	2,916	89,521
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,430	106,969
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	3,402	291,994
Home BancShares, Inc. (Banks)	3,888	90,357
Hubbell, Inc. (Electrical Equipment)	1,458	151,428
ICU Medical, Inc.* (Health Care Equipment & Supplies)	729	183,489
IDACORP, Inc. (Electric Utilities)	1,458	135,593
IDEX Corp. (Machinery)	3,888	519,669
ILG, Inc. (Hotels, Restaurants & Leisure)	3,888	132,697
Ingredion, Inc. (Food Products)	1,701	205,974
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,561	182,593
Interactive Brokers Group, Inc. - Class A (Capital Markets)	3,645	270,459
InterDigital, Inc. (Communications Equipment)	1,701	126,639
ITT, Inc. (Machinery)	2,430	118,803
j2 Global, Inc. (Internet Software & Services)	2,430	192,893
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8,748	232,697
Jack Henry & Associates, Inc. (IT Services)	3,888	464,538
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	972	87,188
Janus Henderson Group PLC (Capital Markets)	8,991	284,026
John Wiley & Sons, Inc. - Class A (Media)	729	48,078
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,458	247,146
KB Home (Household Durables)	4,131	109,678
Kemper Corp. (Insurance)	2,430	164,025
Kennametal, Inc. (Machinery)	1,701	62,001
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,617	238,607
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,916	208,990
KLX, Inc.* (Aerospace & Defense)	2,430	190,099
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	3,159	123,233
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	4,131	263,186
Lamb Weston Holding, Inc. (Food Products)	7,290	476,183
Lancaster Colony Corp. (Food Products)	486	61,037
Landstar System, Inc. (Road & Rail)	1,458	148,206
LendingTree, Inc.* (Thrifts & Mortgage Finance)	486	115,862
Lennox International, Inc. (Building Products)	1,944	375,911
Liberty Property Trust (Equity Real Estate Investment Trusts)	3,645	152,434
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,215	107,455
Lincoln Electric Holdings, Inc. (Machinery)	1,701	140,962
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	1,215	227,108
LivaNova PLC* (Health Care Equipment & Supplies)	2,187	194,162
Live Nation Entertainment, Inc.* (Media)	6,804	268,554
LogMeIn, Inc. (Internet Software & Services)	2,673	294,565
Louisiana-Pacific Corp. (Paper & Forest Products)	7,290	206,526
Lumentum Holdings, Inc.* (Communications Equipment)	1,701	85,815
Manhattan Associates, Inc.* (Software)	2,187	94,172
MarketAxess Holdings, Inc. (Capital Markets)	1,944	386,137
Masimo Corp.* (Health Care Equipment & Supplies)	2,430	218,044
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,187	71,602
MAXIMUS, Inc. (IT Services)	3,159	213,643
MB Financial, Inc. (Banks)	2,187	93,210
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	10,206	130,433
Medidata Solutions, Inc.* (Health Care Technology)	2,916	208,085
Meredith Corp. (Media)	1,215	62,937
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	5,832	377,272
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,673	273,715
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,215	101,149
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,944	227,642
MSA Safety, Inc. (Commercial Services & Supplies)	1,215	105,511
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	972	84,020
National Instruments Corp. (Electronic Equipment, Instruments & Components)	5,346	218,598
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,159	120,168
NewMarket Corp. (Chemicals)	243	92,231
Nordson Corp. (Machinery)	2,673	343,748
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,215	86,447
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,458	77,580
NVR, Inc.* (Household Durables)	243	753,300
Old Dominion Freight Line, Inc. (Road & Rail)	3,402	455,391

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Olin Corp. (Chemicals)	4,860	$146,723
ONE Gas, Inc. (Gas Utilities)	1,215	84,710
Orbital ATK, Inc. (Aerospace & Defense)	2,916	386,020
Oshkosh Corp. (Machinery)	1,701	122,744
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	486	30,132
Pinnacle Financial Partners, Inc. (Banks)	2,187	140,077
Plantronics, Inc. (Communications Equipment)	972	63,326
PNM Resources, Inc. (Electric Utilities)	2,430	96,350
Polaris Industries, Inc. (Leisure Products)	2,916	305,655
PolyOne Corp. (Chemicals)	2,673	111,865
Pool Corp. (Distributors)	1,944	269,847
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,944	100,796
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,701	50,077
Primerica, Inc. (Insurance)	2,187	211,593
PTC, Inc.* (Software)	3,402	280,155
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,458	32,032
Rayonier, Inc. (Equity Real Estate Investment Trusts)	3,888	144,595
RenaissanceRe Holdings, Ltd. (Insurance)	972	132,231
Rollins, Inc. (Commercial Services & Supplies)	4,860	235,807
Royal Gold, Inc. (Metals & Mining)	3,402	302,098
RPM International, Inc. (Chemicals)	2,916	140,843
Sabre Corp. (IT Services)	4,617	95,295
Sanderson Farms, Inc. (Food Products)	729	81,036
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	2,673	142,471
SEI Investments Co. (Capital Markets)	6,561	414,851
Sensient Technologies Corp. (Chemicals)	972	64,784
Service Corp. International (Diversified Consumer Services)	9,234	337,134
Signature Bank* (Banks)	972	123,590
Silgan Holdings, Inc. (Containers & Packaging)	1,458	40,926
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	2,187	203,172
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	3,888	245,877
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	6,804	193,914
SLM Corp.* (Consumer Finance)	14,823	170,168
Sotheby’s* - Class A (Diversified Consumer Services)	1,944	102,643
Southwest Gas Corp. (Gas Utilities)	1,215	88,683
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	6,318	158,140
STERIS PLC (Health Care Equipment & Supplies)	2,673	252,652
Sterling Bancorp (Banks)	7,533	178,909
Synovus Financial Corp. (Banks)	6,075	317,540
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,944	42,671
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,458	81,619
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,701	318,240
Teleflex, Inc. (Health Care Equipment & Supplies)	2,187	585,854
Tempur Sealy International, Inc.* (Household Durables)	972	43,497
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,701	40,722
Teradata Corp.* (IT Services)	3,888	159,097
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	9,720	316,386
Terex Corp. (Machinery)	1,701	62,121
Texas Capital Bancshares, Inc.* (Banks)	2,430	239,720
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	2,187	140,143
The Boston Beer Co., Inc.* - Class A (Beverages)	243	54,468
The Brink’s Co. (Commercial Services & Supplies)	2,430	179,334
The Chemours Co. (Chemicals)	9,234	447,017
The Dun & Bradstreet Corp. (Professional Services)	972	112,081
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,402	76,545
The Hain Celestial Group, Inc.* (Food Products)	2,187	63,707
The New York Times Co. - Class A (Media)	6,318	148,157
The Scotts Miracle-Gro Co. - Class A (Chemicals)	972	81,240
The Timken Co. (Machinery)	1,701	72,718
The Toro Co. (Machinery)	5,346	312,153
The Ultimate Software Group, Inc.* (Software)	1,458	349,803
The Wendy’s Co. (Hotels, Restaurants & Leisure)	4,617	77,289
Thor Industries, Inc. (Automobiles)	2,430	257,920
Toll Brothers, Inc. (Household Durables)	7,290	307,346
Tootsie Roll Industries, Inc. (Food Products)	486	13,875
TRI Pointe Group, Inc.* (Household Durables)	7,533	128,890
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	12,393	428,797
Tupperware Brands Corp. (Household Durables)	1,215	54,140
Tyler Technologies, Inc.* (Software)	1,701	372,384
United Therapeutics Corp.* (Biotechnology)	1,458	160,540
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,888	70,062
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,916	59,982
Valmont Industries, Inc. (Construction & Engineering)	486	69,061
Valvoline, Inc. (Chemicals)	6,075	123,201
Vectren Corp. (Multi-Utilities)	2,673	187,832
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,589	196,621
ViaSat, Inc.* (Communications Equipment)	972	62,189
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,159	55,756

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wabtec Corp. (Machinery)	1,701	$151,066
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,701	54,007
Watsco, Inc. (Trading Companies & Distributors)	729	122,049
Webster Financial Corp. (Banks)	2,673	160,888
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	2,430	66,752
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,458	299,123
Werner Enterprises, Inc. (Road & Rail)	1,215	41,675
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,187	192,915
WEX, Inc.* (IT Services)	1,944	314,772
WGL Holdings, Inc. (Gas Utilities)	972	82,717
Wintrust Financial Corp. (Banks)	1,458	130,418
Woodward, Inc. (Machinery)	1,458	104,889
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	2,673	360,401
TOTAL COMMON STOCKS (Cost $42,457,445)		44,374,976

TOTAL INVESTMENT SECURITIES (Cost $42,457,445) - 100.2%		44,374,976
Net other assets (liabilities) - (0.2)%		(80,525)

NET ASSETS - 100.0%		$44,294,451

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,049,928	2.4%
Auto Components	514,710	1.2%
Automobiles	257,920	0.6%
Banks	2,904,190	6.5%
Beverages	54,468	0.1%
Biotechnology	160,540	0.4%
Building Products	375,911	0.8%
Capital Markets	2,403,600	5.4%
Chemicals	1,207,904	2.7%
Commercial Services & Supplies	1,355,578	3.1%
Communications Equipment	337,969	0.8%
Construction & Engineering	271,402	0.6%
Construction Materials	240,473	0.5%
Consumer Finance	170,168	0.4%
Containers & Packaging	177,249	0.4%
Distributors	269,847	0.6%
Diversified Consumer Services	439,777	1.0%
Electric Utilities	324,782	0.7%
Electrical Equipment	151,428	0.3%
Electronic Equipment, Instruments & Components	2,430,821	5.5%
Energy Equipment & Services	119,021	0.3%
Equity Real Estate Investment Trusts	3,195,855	7.1%
Food & Staples Retailing	158,140	0.4%
Food Products	995,214	2.2%
Gas Utilities	256,110	0.6%
Health Care Equipment & Supplies	3,032,086	6.7%
Health Care Providers & Services	736,579	1.7%
Health Care Technology	261,735	0.6%
Hotels, Restaurants & Leisure	1,986,924	4.5%
Household Durables	1,461,842	3.3%
Household Products	69,692	0.2%
Industrial Conglomerates	157,070	0.4%
Insurance	1,050,159	2.4%
Internet Software & Services	542,823	1.2%
IT Services	2,121,271	4.8%
Leisure Products	422,062	1.0%
Life Sciences Tools & Services	793,157	1.8%
Machinery	2,658,714	5.9%
Media	757,876	1.7%
Metals & Mining	302,098	0.7%
Multi-Utilities	187,832	0.4%
Oil, Gas & Consumable Fuels	71,602	0.2%
Paper & Forest Products	206,526	0.5%
Personal Products	86,447	0.2%
Pharmaceuticals	396,413	0.9%
Professional Services	112,081	0.3%
Real Estate Management & Development	247,146	0.6%
Road & Rail	768,505	1.7%
Semiconductors & Semiconductor Equipment	2,275,053	5.1%
Software	2,555,612	5.8%
Specialty Retail	294,271	0.7%
Textiles, Apparel & Luxury Goods	432,545	1.0%
Thrifts & Mortgage Finance	169,869	0.4%
Trading Companies & Distributors	206,069	0.5%
Water Utilities	187,912	0.4%
Other **	(80,525)	(0.2)%
Total	$44,294,451	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (97.7%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	702	$7,048
Aaron’s, Inc. (Specialty Retail)	378	15,789
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	504	17,932
ACI Worldwide, Inc.* (Software)	342	7,952
Acxiom Corp.* (IT Services)	270	7,015
Adtalem Global Education, Inc.* (Diversified Consumer Services)	360	17,136
AECOM Technology Corp.* (Construction & Engineering)	972	33,476
AGCO Corp. (Machinery)	396	24,821
Alexander & Baldwin, Inc. (Real Estate Management & Development)	414	9,481
Alleghany Corp. (Insurance)	90	51,720
Allegheny Technologies, Inc.* (Metals & Mining)	774	20,565
ALLETE, Inc. (Electric Utilities)	144	11,003
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	522	6,066
AMC Networks, Inc.* - Class A (Media)	108	5,616
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	828	32,382
American Eagle Outfitters, Inc. (Specialty Retail)	414	8,562
American Financial Group, Inc. (Insurance)	414	46,873
AptarGroup, Inc. (Containers & Packaging)	198	18,513
Aqua America, Inc. (Water Utilities)	432	15,185
ARRIS International PLC* (Communications Equipment)	1,062	28,673
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	540	40,359
Ashland Global Holdings, Inc. (Chemicals)	378	25,016
Aspen Insurance Holdings, Ltd. (Insurance)	360	15,282
Associated Banc-Corp. (Banks)	1,044	27,614
Atmos Energy Corp. (Gas Utilities)	684	59,432
AutoNation, Inc.* (Specialty Retail)	360	16,628
Avis Budget Group, Inc.* (Road & Rail)	432	21,345
Avnet, Inc. (Electronic Equipment, Instruments & Components)	738	28,952
BancorpSouth Bank (Banks)	270	8,924
Bank of Hawaii Corp. (Banks)	126	10,610
Bed Bath & Beyond, Inc. (Specialty Retail)	864	15,085
Belden, Inc. (Electronic Equipment, Instruments & Components)	144	8,870
Bemis Co., Inc. (Containers & Packaging)	558	24,145
Big Lots, Inc. (Multiline Retail)	252	10,698
Black Hills Corp. (Multi-Utilities)	324	18,364
Brinker International, Inc. (Hotels, Restaurants & Leisure)	288	12,554
Brown & Brown, Inc. (Insurance)	504	13,724
Brunswick Corp. (Leisure Products)	288	17,245
Cable One, Inc. (Media)	18	11,432
Cabot Corp. (Chemicals)	378	21,115
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,224	17,026
Camden Property Trust (Equity Real Estate Investment Trusts)	270	23,058
Carlisle Cos., Inc. (Industrial Conglomerates)	198	21,331
Carpenter Technology Corp. (Metals & Mining)	288	15,339
Cars.com, Inc.* (Internet Software & Services)	198	5,639
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	90	9,029
Casey’s General Stores, Inc. (Food & Staples Retailing)	234	22,605
Cathay General Bancorp, Inc. (Banks)	180	7,202
Chemical Financial Corp. (Banks)	432	23,712
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	5,562	16,519
Ciena Corp.* (Communications Equipment)	882	22,712
Cinemark Holdings, Inc. (Media)	648	25,383
Clean Harbors, Inc.* (Commercial Services & Supplies)	306	14,016
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,224	18,189
Commerce Bancshares, Inc. (Banks)	270	17,150
Commercial Metals Co. (Metals & Mining)	720	15,127
CommVault Systems, Inc.* (Software)	126	8,814
Compass Minerals International, Inc. (Metals & Mining)	198	13,325
Convergys Corp. (IT Services)	558	13,035
Cooper Tire & Rubber Co. (Auto Components)	306	7,482
Core Laboratories N.V. (Energy Equipment & Services)	162	19,837
Corecivic, Inc. (Equity Real Estate Investment Trusts)	720	14,515
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	360	9,904
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,206	10,721
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	90	14,814
Crane Co. (Machinery)	180	15,055
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	324	12,092
Cullen/Frost Bankers, Inc. (Banks)	162	18,541
Curtiss-Wright Corp. (Aerospace & Defense)	108	13,828
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	828	12,072
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	342	18,328
Dana Holding Corp. (Auto Components)	324	7,689
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	90	8,393
Deluxe Corp. (Commercial Services & Supplies)	144	9,870
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	396	7,282
Dick’s Sporting Goods, Inc. (Specialty Retail)	504	16,677
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	468	7,184
Dillard’s, Inc. - Class A (Multiline Retail)	126	9,393
Domtar Corp. (Paper & Forest Products)	378	16,594
Donaldson Co., Inc. (Machinery)	306	13,544

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	360	$13,417
Dril-Quip, Inc.* (Energy Equipment & Services)	234	9,699
Edgewell Personal Care Co.* (Personal Products)	324	14,273
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	468	15,402
EMCOR Group, Inc. (Construction & Engineering)	360	26,492
Endo International PLC* (Pharmaceuticals)	1,224	7,013
Energen Corp.* (Oil, Gas & Consumable Fuels)	594	38,871
Energizer Holdings, Inc. (Household Products)	198	11,357
EnerSys (Electrical Equipment)	252	17,277
Ensco PLCADR - Class A (Energy Equipment & Services)	2,664	15,052
EPR Properties (Equity Real Estate Investment Trusts)	396	21,788
Esterline Technologies Corp.* (Aerospace & Defense)	162	11,640
F.N.B. Corp. (Banks)	1,980	25,740
First American Financial Corp. (Insurance)	306	15,640
First Horizon National Corp. (Banks)	1,998	36,563
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	252	17,870
Flowers Foods, Inc. (Food Products)	630	14,244
Fulton Financial Corp. (Banks)	1,062	17,948
GameStop Corp. - Class A (Specialty Retail)	612	8,354
GATX Corp. (Trading Companies & Distributors)	234	15,266
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	378	26,914
Gentex Corp. (Auto Components)	630	14,325
Genworth Financial, Inc.* - Class A (Insurance)	3,042	8,396
Graham Holdings Co. - Class B (Diversified Consumer Services)	36	21,710
Granite Construction, Inc. (Construction & Engineering)	108	5,657
Great Plains Energy, Inc. (Electric Utilities)	1,314	43,007
Greif, Inc. - Class A (Containers & Packaging)	162	9,480
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,008	9,374
Halyard Health, Inc.* (Health Care Equipment & Supplies)	288	13,643
Hancock Holding Co. (Banks)	288	14,069
Hawaiian Electric Industries, Inc. (Electric Utilities)	666	23,104
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	378	10,520
Helen of Troy, Ltd.* (Household Durables)	90	8,023
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	342	15,055
HNI Corp. (Commercial Services & Supplies)	270	9,015
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,080	65,544
Home BancShares, Inc. (Banks)	504	11,713
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,008	25,079
Hubbell, Inc. (Electrical Equipment)	162	16,825
IDACORP, Inc. (Electric Utilities)	144	13,392
ILG, Inc. (Hotels, Restaurants & Leisure)	180	6,143
Ingredion, Inc. (Food Products)	234	28,335
International Bancshares Corp. (Banks)	324	12,895
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	144	5,918
ITT, Inc. (Machinery)	252	12,320
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	72	6,458
JBG Smith Properties (Equity Real Estate Investment Trusts)	576	21,237
JetBlue Airways Corp.* (Airlines)	1,962	37,651
John Wiley & Sons, Inc. - Class A (Media)	162	10,684
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	108	18,307
KBR, Inc. (Construction & Engineering)	864	14,420
Kennametal, Inc. (Machinery)	288	10,498
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	594	30,697
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	234	16,771
Kirby Corp.* (Marine)	324	27,637
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	396	15,448
Knowles Corp.* (Electronic Equipment, Instruments & Components)	540	6,912
Lancaster Colony Corp. (Food Products)	54	6,782
Landstar System, Inc. (Road & Rail)	72	7,319
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	684	20,226
Legg Mason, Inc. (Capital Markets)	522	20,723
Leidos Holdings, Inc. (IT Services)	864	55,495
Liberty Property Trust (Equity Real Estate Investment Trusts)	468	19,572
Life Storage, Inc. (Equity Real Estate Investment Trusts)	144	12,735
LifePoint Health, Inc.* (Health Care Providers & Services)	234	11,209
Lincoln Electric Holdings, Inc. (Machinery)	180	14,917
Lumentum Holdings, Inc.* (Communications Equipment)	198	9,989
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	558	9,581
Mallinckrodt PLC* (Pharmaceuticals)	522	6,786
Manhattan Associates, Inc.* (Software)	162	6,976
ManpowerGroup, Inc. (Professional Services)	396	37,906
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	342	11,197
MB Financial, Inc. (Banks)	252	10,740
MDU Resources Group, Inc. (Multi-Utilities)	1,188	33,466
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,008	12,882
MEDNAX, Inc.* (Health Care Providers & Services)	576	26,444
Mercury General Corp. (Insurance)	216	9,878

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Meredith Corp. (Media)	108	$5,594
Minerals Technologies, Inc. (Chemicals)	216	14,915
Molina Healthcare, Inc.* (Health Care Providers & Services)	144	11,988
MSA Safety, Inc. (Commercial Services & Supplies)	72	6,252
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	144	12,447
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	990	29,809
Murphy USA, Inc.* (Specialty Retail)	198	12,389
Nabors Industries, Ltd. (Energy Equipment & Services)	1,926	14,657
National Fuel Gas Co. (Gas Utilities)	522	26,805
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	558	21,226
NCR Corp.* (Technology Hardware, Storage & Peripherals)	720	22,154
NetScout Systems, Inc.* (Communications Equipment)	540	14,661
New Jersey Resources Corp. (Gas Utilities)	540	22,329
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,988	35,497
NewMarket Corp. (Chemicals)	36	13,664
NorthWestern Corp. (Multi-Utilities)	306	16,812
NOW, Inc.* (Trading Companies & Distributors)	666	8,079
Nu Skin Enterprises, Inc. - Class A (Personal Products)	162	11,526
NuVasive, Inc.* (Health Care Equipment & Supplies)	126	6,704
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,620	17,869
Oceaneering International, Inc. (Energy Equipment & Services)	594	12,617
Office Depot, Inc. (Specialty Retail)	3,150	7,214
OGE Energy Corp. (Electric Utilities)	1,224	40,233
Old Republic International Corp. (Insurance)	1,530	31,212
Olin Corp. (Chemicals)	432	13,042
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,206	31,332
ONE Gas, Inc. (Gas Utilities)	180	12,550
Oshkosh Corp. (Machinery)	234	16,885
Owens-Illinois, Inc.* (Containers & Packaging)	990	20,127
PacWest Bancorp (Banks)	774	39,661
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	90	5,580
Patterson Cos., Inc. (Health Care Providers & Services)	504	11,733
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,350	28,917
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	684	26,218
Pinnacle Financial Partners, Inc. (Banks)	180	11,529
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,134	11,589
Plantronics, Inc. (Communications Equipment)	90	5,864
PNM Resources, Inc. (Electric Utilities)	198	7,851
PolyOne Corp. (Chemicals)	180	7,533
Post Holdings, Inc.* (Food Products)	396	31,509
Potlatch Corp. (Equity Real Estate Investment Trusts)	126	6,533
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	108	3,180
Prosperity Bancshares, Inc. (Banks)	432	31,005
PTC, Inc.* (Software)	288	23,716
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,476	17,978
Quality Care Properties* (Equity Real Estate Investment Trusts)	396	8,700
Rayonier, Inc. (Equity Real Estate Investment Trusts)	306	11,380
Regal Beloit Corp. (Electrical Equipment)	270	19,224
Reinsurance Group of America, Inc. (Insurance)	396	59,162
Reliance Steel & Aluminum Co. (Metals & Mining)	450	39,564
RenaissanceRe Holdings, Ltd. (Insurance)	126	17,141
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	702	10,137
RPM International, Inc. (Chemicals)	468	22,604
Ryder System, Inc. (Road & Rail)	324	21,847
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,080	19,775
Sabre Corp. (IT Services)	720	14,861
Sally Beauty Holdings, Inc.* (Specialty Retail)	756	13,071
Sanderson Farms, Inc. (Food Products)	36	4,002
Science Applications International Corp. (IT Services)	270	23,163
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,458	22,701
Sensient Technologies Corp. (Chemicals)	144	9,598
Signature Bank* (Banks)	216	27,464
Signet Jewelers, Ltd. (Specialty Retail)	378	14,697
Silgan Holdings, Inc. (Containers & Packaging)	270	7,579
SLM Corp.* (Consumer Finance)	846	9,712
SM Energy Co. (Oil, Gas & Consumable Fuels)	630	15,089
Sonoco Products Co. (Containers & Packaging)	612	31,432
Southwest Gas Corp. (Gas Utilities)	144	10,511
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,114	12,767
Steel Dynamics, Inc. (Metals & Mining)	1,440	64,527
STERIS PLC (Health Care Equipment & Supplies)	198	18,715
Sterling Bancorp (Banks)	468	11,115
Stifel Financial Corp. (Capital Markets)	432	25,177
Superior Energy Services, Inc.* (Energy Equipment & Services)	936	10,043
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	216	9,400
Syneos Health, Inc.* (Life Sciences Tools & Services)	342	13,030
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	180	18,031

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	342	$7,507
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	216	12,092
TCF Financial Corp. (Banks)	1,044	25,923
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	216	16,470
TEGNA, Inc. (Media)	1,314	13,889
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	558	15,250
Tempur Sealy International, Inc.* (Household Durables)	162	7,250
Tenet Healthcare Corp.* (Health Care Providers & Services)	288	6,895
Teradata Corp.* (IT Services)	270	11,048
Terex Corp. (Machinery)	270	9,860
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	144	9,228
The Boston Beer Co., Inc.* - Class A (Beverages)	36	8,069
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	252	13,091
The Dun & Bradstreet Corp. (Professional Services)	108	12,453
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	342	7,695
The Hain Celestial Group, Inc.* (Food Products)	378	11,011
The Hanover Insurance Group, Inc. (Insurance)	252	28,942
The Michaels Cos., Inc.* (Specialty Retail)	684	12,736
The Scotts Miracle-Gro Co. - Class A (Chemicals)	108	9,027
The Timken Co. (Machinery)	198	8,465
The Wendy’s Co. (Hotels, Restaurants & Leisure)	540	9,040
Tootsie Roll Industries, Inc. (Food Products)	72	2,056
Transocean, Ltd.* (Energy Equipment & Services)	2,664	32,954
TreeHouse Foods, Inc.* (Food Products)	342	13,167
Trinity Industries, Inc. (Machinery)	918	29,256
Trustmark Corp. (Banks)	414	12,962
Tupperware Brands Corp. (Household Durables)	180	8,021
UGI Corp. (Gas Utilities)	1,062	51,389
UMB Financial Corp. (Banks)	270	20,677
Umpqua Holdings Corp. (Banks)	1,350	31,806
United Bankshares, Inc. (Banks)	648	22,000
United Natural Foods, Inc.* (Food & Staples Retailing)	306	13,776
United States Steel Corp. (Metals & Mining)	1,080	36,536
United Therapeutics Corp.* (Biotechnology)	90	9,910
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	540	9,731
Urban Edge Properties (Equity Real Estate Investment Trusts)	288	5,924
Urban Outfitters, Inc.* (Specialty Retail)	486	19,571
Valley National Bancorp (Banks)	1,620	20,331
Valmont Industries, Inc. (Construction & Engineering)	90	12,789
Valvoline, Inc. (Chemicals)	486	9,856
Vectren Corp. (Multi-Utilities)	180	12,649
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	666	15,325
ViaSat, Inc.* (Communications Equipment)	216	13,820
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	414	7,307
W.R. Berkley Corp. (Insurance)	594	44,289
Wabtec Corp. (Machinery)	306	27,176
Washington Federal, Inc. (Thrifts & Mortgage Finance)	306	9,716
Watsco, Inc. (Trading Companies & Distributors)	108	18,081
Webster Financial Corp. (Banks)	234	14,084
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	450	12,362
WellCare Health Plans, Inc.* (Health Care Providers & Services)	108	22,157
Werner Enterprises, Inc. (Road & Rail)	126	4,322
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	180	15,878
Westar Energy, Inc. (Electric Utilities)	864	46,811
WGL Holdings, Inc. (Gas Utilities)	198	16,850
Williams-Sonoma, Inc. (Specialty Retail)	468	22,370
Wintrust Financial Corp. (Banks)	162	14,491
Woodward, Inc. (Machinery)	162	11,654
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	414	8,889
Worthington Industries, Inc. (Metals & Mining)	270	12,023
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,430	41,528
TOTAL COMMON STOCKS (Cost $3,865,233)		5,119,772

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $13,001	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000

TOTAL INVESTMENT SECURITIES (Cost $3,878,233) - 97.9%		5,132,772
Net other assets (liabilities) - 2.1%		109,583

NET ASSETS - 100.0%		$5,242,355

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$25,468	0.5%
Airlines	37,651	0.7%
Auto Components	29,496	0.6%
Banks	526,467	10.2%
Beverages	8,069	0.2%
Biotechnology	9,910	0.2%
Capital Markets	45,900	0.9%
Chemicals	146,370	2.8%
Commercial Services & Supplies	50,742	1.0%
Communications Equipment	95,719	1.8%
Construction & Engineering	92,834	1.8%
Consumer Finance	9,712	0.2%
Containers & Packaging	111,276	2.1%
Diversified Consumer Services	38,846	0.7%
Electric Utilities	185,401	3.5%
Electrical Equipment	53,326	1.0%
Electronic Equipment, Instruments & Components	172,924	3.3%
Energy Equipment & Services	161,195	3.1%
Equity Real Estate Investment Trusts	500,130	9.5%
Food & Staples Retailing	36,381	0.7%
Food Products	111,106	2.1%
Gas Utilities	199,867	3.8%
Health Care Equipment & Supplies	54,940	1.0%
Health Care Providers & Services	108,358	2.1%
Health Care Technology	6,066	0.1%
Hotels, Restaurants & Leisure	82,826	1.6%
Household Durables	23,294	0.4%
Household Products	11,357	0.2%
Industrial Conglomerates	21,331	0.4%
Insurance	342,258	6.5%
Internet Software & Services	5,639	0.1%
IT Services	124,617	2.4%
Leisure Products	17,245	0.3%
Life Sciences Tools & Services	13,030	0.2%
Machinery	194,452	3.7%
Marine	27,637	0.5%
Media	72,598	1.4%
Metals & Mining	217,006	4.1%
Multiline Retail	20,091	0.4%
Multi-Utilities	81,291	1.6%
Oil, Gas & Consumable Fuels	346,867	6.6%
Paper & Forest Products	16,594	0.3%
Personal Products	25,799	0.5%
Pharmaceuticals	16,979	0.3%
Professional Services	50,359	1.0%
Real Estate Management & Development	27,788	0.5%
Road & Rail	97,195	1.9%
Semiconductors & Semiconductor Equipment	51,434	1.0%
Software	47,458	0.9%
Specialty Retail	183,144	3.5%
Technology Hardware, Storage & Peripherals	36,386	0.7%
Textiles, Apparel & Luxury Goods	17,422	0.3%
Thrifts & Mortgage Finance	45,213	0.9%
Trading Companies & Distributors	53,873	1.0%
Water Utilities	15,185	0.3%
Wireless Telecommunication Services	15,250	0.3%
Other **	122,583	2.3%
Total	$5,242,355	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (22.4%)
Sprint Corp.* (Wireless Telecommunication Services)	4,274	$23,977
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	587	16,043
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,886	114,122
Verizon Communications, Inc. (Diversified Telecommunication Services)	25,931	1,279,695
TOTAL COMMON STOCKS (Cost $1,288,904)		1,433,837

	Principal Amount	Value
Repurchase Agreements(a)(b) (15.3%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $979,044	$979,000	$979,000
TOTAL REPURCHASE AGREEMENTS (Cost $979,000)		979,000

TOTAL INVESTMENT SECURITIES (Cost $2,267,904) - 37.7%		2,412,837
Net other assets (liabilities) - 62.3%		3,991,355

NET ASSETS - 100.0%		$6,404,192

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $100,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	5/23/18	2.25%	$1,806,572	$2,623
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	5/23/18	2.10%	6,373,085	(9,727)
				$8,179,657	$(7,104)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,279,695	20.0%
Wireless Telecommunication Services	154,142	2.4%
Other **	4,970,355	77.6%
Total	$6,404,192	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (53.3%)
Activision Blizzard, Inc. (Software)	5,024	$333,342
Adobe Systems, Inc.* (Software)	3,264	723,302
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,472	173,151
Align Technology, Inc.* (Health Care Equipment & Supplies)	544	135,918
Alphabet, Inc.* - Class A (Internet Software & Services)	1,984	2,020,863
Alphabet, Inc.* - Class C (Internet Software & Services)	2,304	2,343,928
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,200	5,011,615
American Airlines Group, Inc. (Airlines)	3,136	134,628
Amgen, Inc. (Biotechnology)	4,768	831,920
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,432	212,435
Apple, Inc. (Technology Hardware, Storage & Peripherals)	33,536	5,542,160
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,944	344,908
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	480	90,456
Autodesk, Inc.* (Software)	1,440	181,296
Automatic Data Processing, Inc. (IT Services)	2,944	347,628
Baidu, Inc.*ADR (Internet Software & Services)	1,856	465,670
Biogen, Inc.* (Biotechnology)	1,408	385,229
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,152	96,204
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	320	696,960
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,720	624,022
CA, Inc. (Software)	2,752	95,770
Cadence Design Systems, Inc.* (Software)	1,856	74,351
Celgene Corp.* (Biotechnology)	4,960	432,015
Cerner Corp.* (Health Care Technology)	2,208	128,616
Charter Communications, Inc.* - Class A (Media)	1,568	425,382
Check Point Software Technologies, Ltd.* (Software)	1,088	105,003
Cintas Corp. (Commercial Services & Supplies)	704	119,891
Cisco Systems, Inc. (Communications Equipment)	31,840	1,410,194
Citrix Systems, Inc.* (Software)	896	92,207
Cognizant Technology Solutions Corp. (IT Services)	3,872	316,807
Comcast Corp. - Class A (Media)	30,624	961,286
Costco Wholesale Corp. (Food & Staples Retailing)	2,912	574,130
CSX Corp. (Road & Rail)	5,856	347,789
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,040	124,336
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,504	75,711
Dish Network Corp.* - Class A (Media)	1,504	50,459
Dollar Tree, Inc.* (Multiline Retail)	1,568	150,356
eBay, Inc.* (Internet Software & Services)	6,688	253,341
Electronic Arts, Inc.* (Software)	2,016	237,848
Expedia, Inc. (Internet & Direct Marketing Retail)	928	106,850
Express Scripts Holding Co.* (Health Care Providers & Services)	3,744	283,421
Facebook, Inc.* - Class A (Internet Software & Services)	15,840	2,724,481
Fastenal Co. (Trading Companies & Distributors)	1,888	94,381
Fiserv, Inc.* (IT Services)	2,752	195,007
Gilead Sciences, Inc. (Biotechnology)	8,672	626,378
Hasbro, Inc. (Leisure Products)	832	73,291
Henry Schein, Inc.* (Health Care Providers & Services)	1,024	77,824
Hologic, Inc.* (Health Care Equipment & Supplies)	1,824	70,753
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	576	112,026
Illumina, Inc.* (Life Sciences Tools & Services)	960	231,293
Incyte Corp.* (Biotechnology)	1,408	87,212
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,848	1,592,375
Intuit, Inc. (Software)	1,696	313,404
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	736	324,415
J.B. Hunt Transport Services, Inc. (Road & Rail)	736	86,428
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,080	221,981
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,024	104,182
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,088	201,345
Liberty Global PLC* - Class A (Media)	1,440	43,402
Liberty Global PLC* - Class C (Media)	3,808	110,813
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,368	323,658
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,856	101,152
Mercadolibre, Inc. (Internet Software & Services)	288	97,808
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,536	128,502
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,648	351,655
Microsoft Corp. (Software)	50,880	4,758,298
Mondelez International, Inc. - Class A (Food Products)	9,824	388,048
Monster Beverage Corp.* (Beverages)	3,712	204,160
Mylan N.V.* (Pharmaceuticals)	3,552	137,676
Netease.com, Inc.ADR (Internet Software & Services)	512	131,620
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,880	899,885
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,000	899,600
O’Reilly Automotive, Inc.* (Specialty Retail)	544	139,302
PACCAR, Inc. (Machinery)	2,336	148,733
Paychex, Inc. (IT Services)	2,368	143,430

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PayPal Holdings, Inc.* (IT Services)	7,936	$592,104
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,792	499,490
Qurate Retail Group, Inc.* - Class A (Health Care Providers & Services)	2,976	69,668
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	704	213,791
Ross Stores, Inc. (Specialty Retail)	2,528	204,388
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,888	109,296
Shire Pharmaceuticals Group PLCADR (Biotechnology)	448	71,425
Sirius XM Holdings, Inc. (Media)	29,696	187,976
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,216	105,500
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,280	534,250
Symantec Corp. (Software)	4,096	113,828
Synopsys, Inc.* (Software)	992	84,826
Take-Two Interactive Software, Inc.* (Software)	768	76,577
Tesla Motors, Inc.* (Automobiles)	1,120	329,168
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,496	658,889
The Kraft Heinz Co. (Food Products)	8,064	454,648
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,632	340,792
Twenty-First Century Fox, Inc. - Class A (Media)	6,976	255,043
Twenty-First Century Fox, Inc. - Class B (Media)	5,280	190,450
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	416	104,379
Verisk Analytics, Inc.* - Class A (Professional Services)	1,088	115,818
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,664	254,858
Vodafone Group PLCADR (Wireless Telecommunication Services)	3,136	92,230
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,560	435,912
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,952	153,798
Workday, Inc.* - Class A (Software)	896	111,857
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	672	125,120
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,696	108,951
TOTAL COMMON STOCKS (Cost $19,861,061)		49,800,948

	Principal Amount	Value
Repurchase Agreements(a)(b) (40.7%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $38,137,721	$38,136,000	$38,136,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,136,000)		38,136,000

TOTAL INVESTMENT SECURITIES (Cost $57,997,061) - 94.0%		87,936,948
Net other assets (liabilities) - 6.0%		5,662,091

NET ASSETS - 100.0%		$93,599,039

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $4,072,000.

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	54	6/18/18	$7,139,610	$40,081

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ-100 Index	Goldman Sachs International	5/29/18	2.30%	$17,841,484	$(95,084)
NASDAQ-100 Index	UBS AG	5/29/18	2.25%	18,934,827	(148,943)
				$36,776,311	$(244,027)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

NASDAQ-100 ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Airlines	$134,628	0.1%
Automobiles	329,168	0.4%
Beverages	204,160	0.2%
Biotechnology	3,172,184	3.4%
Commercial Services & Supplies	119,891	0.1%
Communications Equipment	1,410,194	1.5%
Food & Staples Retailing	1,010,042	1.1%
Food Products	842,696	0.9%
Health Care Equipment & Supplies	718,823	0.8%
Health Care Providers & Services	430,913	0.5%
Health Care Technology	128,616	0.1%
Hotels, Restaurants & Leisure	983,028	1.1%
Internet & Direct Marketing Retail	7,061,628	7.5%
Internet Software & Services	8,037,709	8.6%
IT Services	1,594,976	1.7%
Leisure Products	73,291	0.1%
Life Sciences Tools & Services	231,293	0.2%
Machinery	148,733	0.2%
Media	2,224,812	2.4%
Multiline Retail	150,356	0.2%
Pharmaceuticals	137,676	0.1%
Professional Services	115,818	0.1%
Road & Rail	434,216	0.5%
Semiconductors & Semiconductor Equipment	6,023,462	6.4%
Software	7,301,909	7.8%
Specialty Retail	448,069	0.5%
Technology Hardware, Storage & Peripherals	5,805,254	6.2%
Trading Companies & Distributors	94,381	0.1%
Wireless Telecommunication Services	433,022	0.5%
Other **	43,798,091	46.7%
Total	$93,599,039	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (71.3%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,865	$462,152
Andeavor (Oil, Gas & Consumable Fuels)	1,880	260,042
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,862	54,378
Apache Corp. (Oil, Gas & Consumable Fuels)	5,066	207,453
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	5,621	202,974
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	6,127	146,497
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,683	156,043
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	12,101	35,940
Chevron Corp. (Oil, Gas & Consumable Fuels)	25,415	3,179,672
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,272	127,950
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,676	39,765
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,981	311,433
ConocoPhillips (Oil, Gas & Consumable Fuels)	15,634	1,024,027
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,154	76,233
Core Laboratories N.V. (Energy Equipment & Services)	588	72,001
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	6,999	254,274
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,302	167,242
Dril-Quip, Inc.* (Energy Equipment & Services)	505	20,932
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,291	84,483
Ensco PLCADR - Class A (Energy Equipment & Services)	5,803	32,787
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	7,696	909,436
EQT Corp. (Oil, Gas & Consumable Fuels)	3,256	163,419
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	56,371	4,382,846
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,084	76,866
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,188	20,348
Halliburton Co. (Energy Equipment & Services)	11,612	615,320
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,453	101,056
Hess Corp. (Oil, Gas & Consumable Fuels)	3,560	202,884
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,361	143,289
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	25,238	399,265
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	11,309	206,389
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,310	472,682
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,160	65,038
Nabors Industries, Ltd. (Energy Equipment & Services)	4,205	32,000
National Oilwell Varco, Inc. (Energy Equipment & Services)	5,051	195,322
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	2,658	79,208
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	6,540	221,248
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,528	38,914
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,174	786,043
Oceaneering International, Inc. (Energy Equipment & Services)	1,305	27,718
OGE Energy Corp. (Electric Utilities)	2,657	87,336
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	5,456	328,560
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	3,330	100,000
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,957	63,339
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,473	56,460
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	878	47,008
Phillips 66 (Oil, Gas & Consumable Fuels)	5,591	622,334
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	2,266	456,712
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,213	39,134
Range Resources Corp. (Oil, Gas & Consumable Fuels)	3,017	41,785
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,506	21,747
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	1,668	82,749
Schlumberger, Ltd. (Energy Equipment & Services)	18,414	1,262,464
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	880	22,132
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,369	32,788
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,799	27,876
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,055	22,050
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,867	134,663
TechnipFMC PLC (Energy Equipment & Services)	5,830	192,157
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	11,012	283,339
Transocean, Ltd.* (Energy Equipment & Services)	5,802	71,771
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,074	32,338
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	5,755	638,402

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Weatherford International PLC* (Energy Equipment & Services)	13,204	$38,952
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,202	49,066
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	898	19,280
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,302	90,611
TOTAL COMMON STOCKS (Cost $10,653,959)		20,920,622

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.8%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $7,288,329	$7,288,000	$7,288,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,288,000)		7,288,000

TOTAL INVESTMENT SECURITIES (Cost $17,941,959) - 96.1%		28,208,622
Net other assets (liabilities) - 3.9%		1,149,775

NET ASSETS - 100.0%		$29,358,397

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $3,886,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/23/18	2.25%	$11,072,508	$(4,114)
Dow Jones U.S. Oil & Gas Index	UBS AG	5/23/18	2.25%	12,052,347	(12,774)
				$23,124,855	$(16,888)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Electric Utilities	$87,336	0.3%
Energy Equipment & Services	3,004,928	10.2%
Oil, Gas & Consumable Fuels	17,751,492	60.5%
Semiconductors & Semiconductor Equipment	76,866	0.3%
Other **	8,437,775	28.7%
Total	$29,358,397	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (72.0%)
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	9,362	$338,062
Core Laboratories N.V. (Energy Equipment & Services)	977	119,634
Dril-Quip, Inc.* (Energy Equipment & Services)	846	35,067
Ensco PLCADR - Class A (Energy Equipment & Services)	9,660	54,579
Halliburton Co. (Energy Equipment & Services)	19,330	1,024,296
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,412	167,755
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	42,031	664,931
Nabors Industries, Ltd. (Energy Equipment & Services)	6,989	53,186
National Oilwell Varco, Inc. (Energy Equipment & Services)	8,419	325,563
Oceaneering International, Inc. (Energy Equipment & Services)	2,183	46,367
OGE Energy Corp. (Electric Utilities)	4,425	145,450
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	9,097	547,821
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,925	105,494
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,517	36,345
Schlumberger, Ltd. (Energy Equipment & Services)	30,658	2,101,911
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,463	36,794
Superior Energy Services, Inc.* (Energy Equipment & Services)	3,415	36,643
TechnipFMC PLC (Energy Equipment & Services)	9,715	320,206
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	18,330	471,631
Transocean, Ltd.* (Energy Equipment & Services)	9,659	119,482
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,782	53,656
Weatherford International PLC* (Energy Equipment & Services)	21,990	64,871
TOTAL COMMON STOCKS (Cost $4,895,224)		6,869,744

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.0%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $2,483,112	$2,483,000	$2,483,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,483,000)		2,483,000

TOTAL INVESTMENT SECURITIES (Cost $7,378,224) - 98.0%		9,352,744
Net other assets (liabilities) - 2.0%		190,405

NET ASSETS - 100.0%		$9,543,149

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,311,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	5/23/18	2.25%	$3,620,011	$2,972
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	5/23/18	2.10%	3,831,977	6,351
				$7,451,988	$9,323

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Electric Utilities	$145,450	1.5%
Energy Equipment & Services	5,003,117	52.5%
Oil, Gas & Consumable Fuels	1,721,177	18.0%
Other **	2,673,405	28.0%
Total	$9,543,149	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (63.2%)
Akorn, Inc.* (Pharmaceuticals)	386	$5,570
Allergan PLC (Pharmaceuticals)	1,383	212,498
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,840	356,569
Catalent, Inc.* (Pharmaceuticals)	564	23,186
Eli Lilly & Co. (Pharmaceuticals)	4,034	327,036
Endo International PLC* (Pharmaceuticals)	839	4,807
Horizon Pharma PLC* (Pharmaceuticals)	697	9,228
Impax Laboratories, Inc.* (Pharmaceuticals)	307	5,772
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	260	39,530
Johnson & Johnson (Pharmaceuticals)	11,220	1,419,219
Mallinckrodt PLC* (Pharmaceuticals)	371	4,823
Merck & Co., Inc. (Pharmaceuticals)	11,289	664,583
Mylan N.V.* (Pharmaceuticals)	2,161	83,760
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	160	5,296
Perrigo Co. PLC (Pharmaceuticals)	552	43,133
Pfizer, Inc. (Pharmaceuticals)	24,900	911,590
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	224	6,595
TESARO, Inc.* (Biotechnology)	147	7,484
The Medicines Co.* (Pharmaceuticals)	258	7,763
Zoetis, Inc. (Pharmaceuticals)	2,044	170,633
TOTAL COMMON STOCKS (Cost $2,167,773)		4,309,075

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.8%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $1,619,073	$1,619,000	$1,619,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,619,000)		1,619,000

TOTAL INVESTMENT SECURITIES (Cost $3,786,773) - 87.0%		5,928,075
Net other assets (liabilities) - 13.0%		884,795

NET ASSETS - 100.0%		$6,812,870

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $907,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	5/23/18	2.25%	$2,932,586	$(18,384)
Dow Jones U.S. Pharmaceuticals Index	UBS AG	5/23/18	2.10%	2,928,897	(19,613)
				$5,861,483	$(37,997)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Biotechnology	$7,484	0.1%
Pharmaceuticals	4,301,591	63.1%
Other **	2,503,795	36.8%
Total	$6,812,870	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (72.6%)
Agnico Eagle Mines, Ltd. (Metals & Mining)	25,762	$1,084,323
Alamos Gold, Inc. (Metals & Mining)	43,000	232,200
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	45,099	404,989
B2gold Corp.* (Metals & Mining)	108,509	311,421
Barrick Gold Corp.ADR (Metals & Mining)	128,907	1,736,377
Coeur Mining, Inc.* (Metals & Mining)	20,493	155,132
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	22,174	353,675
Eldorado Gold Corp.* (Metals & Mining)	87,744	83,357
First Majestic Silver Corp.* (Metals & Mining)	18,338	118,830
Fortuna Silver Mines, Inc.* (Metals & Mining)	17,635	100,343
Franco-Nevada Corp. (Metals & Mining)	20,545	1,457,873
Gold Fields, Ltd.ADR (Metals & Mining)	84,431	322,526
Goldcorp, Inc. (Metals & Mining)	95,840	1,273,714
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	41,761	84,775
Hecla Mining Co. (Metals & Mining)	44,130	169,018
IAMGOLD Corp.* (Metals & Mining)	51,537	281,392
Kinross Gold Corp.* (Metals & Mining)	137,804	534,680
Kirkland Lake Gold, Ltd. (Capital Markets)	20,983	366,153
Klondex Mines, Ltd.* (Metals & Mining)	19,853	48,640
MAG Silver Corp.* (Metals & Mining)	8,217	91,455
McEwen Mining, Inc. (Metals & Mining)	27,565	57,335
New Gold, Inc.* (Metals & Mining)	63,944	149,629
Newmont Mining Corp. (Metals & Mining)	58,957	2,316,420
Novagold Resources, Inc.* (Metals & Mining)	24,224	115,791
Osisko Gold Royalties, Ltd. (Metals & Mining)	13,774	134,434
Pan American Silver Corp. (Metals & Mining)	16,942	273,105
Pretium Resources, Inc.* (Metals & Mining)	16,931	113,946
Randgold Resources, Ltd.ADR (Metals & Mining)	10,366	840,683
Royal Gold, Inc. (Metals & Mining)	7,228	641,846
Sandstorm Gold, Ltd.* (Metals & Mining)	20,190	93,480
Seabridge Gold, Inc.* (Metals & Mining)	4,908	51,289
Sibanye Gold, Ltd.*ADR (Metals & Mining)	49,844	175,949
SSR Mining, Inc.* (Metals & Mining)	13,241	135,323
Tahoe Resources, Inc. (Metals & Mining)	34,558	173,827
Wheaton Precious Metals Corp. (Metals & Mining)	48,924	1,017,130
Yamana Gold, Inc. (Metals & Mining)	104,816	300,822
TOTAL COMMON STOCKS (Cost $10,029,147)		15,801,882

	Principal Amount	Value
Repurchase Agreements(a)(b) (27.1%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $5,899,266	$5,899,000	$5,899,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,899,000)		5,899,000

TOTAL INVESTMENT SECURITIES (Cost $15,928,147) - 99.7%		21,700,882
Net other assets (liabilities) - 0.3%		65,658

NET ASSETS - 100.0%		$21,766,540

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $3,138,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/18	2.25%	$8,363,863	$(73,636)
Dow Jones Precious Metals Index	UBS AG	5/23/18	2.50%	8,485,524	(70,642)
				$16,849,387	$(144,278)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Capital Markets	$366,153	1.7%
Metals & Mining	15,435,729	70.9%
Other **	5,964,658	27.4%
Total	$21,766,540	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (76.6%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	403	$9,511
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	1,888	35,721
Alexander & Baldwin, Inc. (Real Estate Management & Development)	325	7,443
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	488	60,790
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	659	25,773
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,216	24,563
American Tower Corp. (Equity Real Estate Investment Trusts)	2,129	290,309
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	5,599	58,061
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	759	30,815
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,013	18,224
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	666	108,558
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	520	16,042
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	745	90,450
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	845	13,613
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,472	21,918
Camden Property Trust (Equity Real Estate Investment Trusts)	448	38,259
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	834	3,486
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,460	66,152
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	908	15,881
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	2,633	16,088
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	578	12,346
Corecivic, Inc. (Equity Real Estate Investment Trusts)	570	11,491
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	166	17,281
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	488	13,425
CoStar Group, Inc.* (Internet Software & Services)	175	64,166
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,029	18,038
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,000	201,739
CubeSmart (Equity Real Estate Investment Trusts)	878	25,848
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	464	24,866
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	453	29,703
DDR Corp. (Equity Real Estate Investment Trusts)	1,479	10,723
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	967	10,685
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	993	104,950
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	769	28,661
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,722	46,666
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	169	15,173
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	366	12,045
EPR Properties (Equity Real Estate Investment Trusts)	311	17,111
Equinix, Inc. (Equity Real Estate Investment Trusts)	382	160,741
Equity Commonwealth* (Equity Real Estate Investment Trusts)	600	18,579
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	429	38,250
Equity Residential (Equity Real Estate Investment Trusts)	1,777	109,659
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	317	75,982
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	606	54,292
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	354	41,011
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	579	18,013
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,289	25,857
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	295	6,685
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	963	33,002
GGP, Inc. (Equity Real Estate Investment Trusts)	3,047	60,910
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	775	18,213
HCP, Inc. (Equity Real Estate Investment Trusts)	2,265	52,910
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	601	16,726
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	991	24,765
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	497	21,878
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	792	19,705
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,545	69,340
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	750	24,653
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	540	8,764
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,357	46,057

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
JBG Smith Properties (Equity Real Estate Investment Trusts)	452	$16,665
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	218	36,953
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	476	34,115
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,054	29,804
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	402	5,917
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	403	25,675
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	547	16,175
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,045	8,402
Liberty Property Trust (Equity Real Estate Investment Trusts)	713	29,818
Life Storage, Inc. (Equity Real Estate Investment Trusts)	223	19,722
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	437	7,503
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,761	22,506
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,921	14,446
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	549	50,212
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	200	13,654
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	743	28,264
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,621	28,335
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	958	24,889
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	669	12,544
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	983	14,106
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	971	27,945
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	335	11,722
Physicians Realty Trust (Equity Real Estate Investment Trusts)	864	12,908
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	652	11,684
Potlatch Corp. (Equity Real Estate Investment Trusts)	290	15,037
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,571	166,883
Public Storage (Equity Real Estate Investment Trusts)	724	146,088
Quality Care Properties* (Equity Real Estate Investment Trusts)	454	9,974
Rayonier, Inc. (Equity Real Estate Investment Trusts)	625	23,244
Realogy Holdings Corp. (Real Estate Management & Development)	650	16,127
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,373	69,350
Regency Centers Corp. (Equity Real Estate Investment Trusts)	719	42,313
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,097	12,659
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	844	17,530
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	249	19,517
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	860	15,747
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	562	90,049
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,146	17,843
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,544	241,388
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	437	42,712
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,199	17,702
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,258	26,368
STORE Capital Corp. (Equity Real Estate Investment Trusts)	800	20,184
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	383	35,945
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,089	16,988
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	457	10,031
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	293	16,402
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	597	13,433
The Howard Hughes Corp.* (Real Estate Management & Development)	186	25,166
The Macerich Co. (Equity Real Estate Investment Trusts)	525	30,251
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	842	12,849
UDR, Inc. (Equity Real Estate Investment Trusts)	1,295	46,814
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	794	14,308
Urban Edge Properties (Equity Real Estate Investment Trusts)	509	10,470
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,718	88,340
VEREIT, Inc. (Equity Real Estate Investment Trusts)	4,702	31,974
Vornado Realty Trust (Equity Real Estate Investment Trusts)	835	56,805
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	898	5,810
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	379	10,885
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	576	15,823

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,788	$95,551
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,646	134,099
WP Carey, Inc. (Equity Real Estate Investment Trusts)	514	32,819
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	513	10,563
TOTAL COMMON STOCKS (Cost $2,173,694)		4,792,571

	Principal Amount	Value
Repurchase Agreements(a)(b) (25.4%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $1,591,072	$1,591,000	$1,591,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,591,000)		1,591,000

TOTAL INVESTMENT SECURITIES (Cost $3,764,694) - 102.0%		6,383,571
Net other assets (liabilities) - (2.0)%		(125,187)

NET ASSETS - 100.0%		$6,258,384

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $704,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/23/18	2.25%	$1,988,829	$43,414
Dow Jones U.S. Real Estate Index	UBS AG	5/23/18	2.10%	2,650,756	50,783
				$4,639,585	$94,197

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$4,360,097	69.7%
Internet Software & Services	64,166	1.0%
Mortgage Real Estate Investment Trusts	216,467	3.5%
Real Estate Management & Development	151,841	2.4%
Other **	1,465,813	23.4%
Total	$6,258,384	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (95.9%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $30,736,387	$30,735,000	$30,735,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,735,000)		30,735,000

TOTAL INVESTMENT SECURITIES (Cost $30,735,000) - 95.9%		30,735,000
Net other assets (liabilities) - 4.1%		1,302,753

NET ASSETS - 100.0%		$32,037,753

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $441,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.75% due on 11/15/47	Citibank North America	5/7/18	(1.50)%	$(29,429,805)	$447,637
30-Year U.S. Treasury Bond, 2.75% due on 11/15/47	Societe’ Generale	5/7/18	(1.49)%	(10,070,664)	187,069
				$(39,500,469)	$634,706

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (106.3%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $7,107,321	$7,107,000	$7,107,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,107,000)		7,107,000

TOTAL INVESTMENT SECURITIES (Cost $7,107,000) - 106.3%		7,107,000
Net other assets (liabilities) - (6.3)%		(420,481)

NET ASSETS - 100.0%		$6,686,519

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $125,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 2.25% due on 11/15/27	Citibank North America	5/7/18	(1.50)%	$(1,573,125)	$22,315
10-Year U.S. Treasury Note, 2.25% due on 11/15/27	Societe’ Generale	5/7/18	(1.46)%	(5,112,656)	73,735
				$(6,685,781)	$96,050

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (95.6%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $22,749,026	$22,748,000	$22,748,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,748,000)		22,748,000

TOTAL INVESTMENT SECURITIES (Cost $22,748,000) - 95.6%		22,748,000
Net other assets (liabilities) - 4.4%		1,045,619

NET ASSETS - 100.0%		$23,793,619

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $965,000.

At April 30, 2018, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$1,677,514	British pound	1,195,685	5/18/18	$1,647,290	$30,224
U.S. dollar	1,112,266	Canadian dollar	1,427,711	5/18/18	1,112,519	(253)
U.S. dollar	8,227,717	Euro	6,720,767	5/18/18	8,126,379	101,338
U.S. dollar	1,516,166	Japanese yen	163,614,998	5/18/18	1,498,806	17,360
U.S. dollar	536,314	Swedish krona	4,565,668	5/18/18	522,276	14,038
U.S. dollar	584,435	Swiss franc	566,066	5/18/18	572,235	12,200
Total Short Contracts	$13,654,412				$13,479,505	$174,907

At April 30, 2018, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$2,969,595	British pound	2,101,443	5/18/18	$2,895,149	$74,446
U.S. dollar	2,433,863	Canadian dollar	3,089,686	5/18/18	2,407,584	26,279
U.S. dollar	14,299,102	Euro	11,582,052	5/18/18	14,004,375	294,727
U.S. dollar	3,808,888	Japanese yen	407,430,220	5/18/18	3,732,291	76,597
U.S. dollar	1,115,745	Swedish krona	9,357,651	5/18/18	1,070,441	45,304
U.S. dollar	828,013	Swiss franc	797,990	5/18/18	806,685	21,328
Total Short Contracts	$25,455,206				$24,916,525	$538,681

Long:
British pound	1,274,259	U.S. dollar	$1,807,057	5/18/18	$1,755,541	$(51,516)
Canadian dollar	1,744,356	U.S. dollar	1,382,707	5/18/18	1,359,259	(23,448)
Euro	7,046,428	U.S. dollar	8,711,609	5/18/18	8,520,150	(191,459)
Japanese yen	219,325,656	U.S. dollar	2,048,250	5/18/18	2,009,147	(39,103)
Swedish krona	5,316,945	U.S. dollar	634,120	5/18/18	608,216	(25,904)
Swiss franc	521,859	U.S. dollar	541,148	5/18/18	527,546	(13,602)
Total Long Contracts			$15,124,891		$14,779,859	$(345,032)

		Total unrealized appreciation				$713,841
		Total unrealized (depreciation)				(345,285)
		Total net unrealized appreciation/(depreciation)				$368,556

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (76.9%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	170,385	$1,853,789
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	76,519	6,683,935
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	217,368	10,796,669
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	84,930	19,484,641
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	14,440	1,083,144
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	13,107	478,012
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	20,279	756,812
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	73,416	1,070,405
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	29,176	939,467
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	27,388	762,208
Intel Corp. (Semiconductors & Semiconductor Equipment)	968,164	49,976,625
InterDigital, Inc. (Communications Equipment)	7,143	531,796
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	32,419	3,298,309
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	33,690	6,234,671
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	89,264	1,790,636
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	58,184	3,171,028
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	48,477	4,055,586
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	239,216	10,999,152
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	24,300	1,571,967
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	11,247	1,151,693
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	8,008	937,737
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	125,175	28,151,857
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	88,007	1,943,195
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	26,164	1,763,454
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	306,262	15,622,425
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	13,733	539,707
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	8,835	820,772
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	37,725	3,273,021
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	7,116	309,688
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	40,436	1,316,192
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	203,521	20,643,135
Universal Display Corp. (Electronic Equipment, Instruments & Components)	8,657	762,249
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	22,541	792,992
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	52,710	3,386,090
TOTAL COMMON STOCKS (Cost $154,111,221)		206,953,059

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.0%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $61,987,797	$61,985,000	$61,985,000
TOTAL REPURCHASE AGREEMENTS (Cost $61,985,000)		61,985,000

TOTAL INVESTMENT SECURITIES (Cost $216,096,221) - 99.9%		268,938,059
Net other assets (liabilities) - 0.1%		325,169

NET ASSETS - 100.0%		$269,263,228

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $32,924,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	5/23/18	2.25%	$95,631,927	$(402,583)
Dow Jones U.S. Semiconductors Index	UBS AG	5/23/18	2.30%	101,902,017	(466,522)
				$197,533,944	$(869,105)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Communications Equipment	$531,796	0.2%
Electronic Equipment, Instruments & Components	762,249	0.3%
Semiconductors & Semiconductor Equipment	205,659,014	76.4%
Other **	62,310,169	23.1%
Total	$269,263,228	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (87.6%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $4,179,189	$4,179,000	$4,179,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,179,000)		4,179,000

TOTAL INVESTMENT SECURITIES (Cost $4,179,000) - 87.6%		4,179,000
Net other assets (liabilities) - 12.4%		591,370

NET ASSETS - 100.0%		$4,770,370

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $589,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	2	6/18/18	$(264,430)	$13,594

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ-100 Index	Goldman Sachs International	5/29/18	(2.05)%	$(2,070,366)	$11,469
NASDAQ-100 Index	UBS AG	5/29/18	(1.90)%	(2,433,041)	18,987
				$(4,503,407)	$30,456

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (73.9%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $1,754,079	$1,754,000	$1,754,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,754,000)		1,754,000

TOTAL INVESTMENT SECURITIES (Cost $1,754,000) - 73.9%		1,754,000
Net other assets (liabilities) - 26.1%		619,401

NET ASSETS - 100.0%		$2,373,401

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $442,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/23/18	(1.90)%	$(1,165,994)	$4,193
Dow Jones U.S. Oil & Gas Index	UBS AG	5/23/18	(1.60)%	(1,204,009)	964
				$(2,370,003)	$5,157

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.3%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $5,592,252	$5,592,000	$5,592,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,592,000)		5,592,000

TOTAL INVESTMENT SECURITIES (Cost $5,592,000) - 98.3%		5,592,000
Net other assets (liabilities) - 1.7%		99,539

NET ASSETS - 100.0%		$5,691,539

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,069,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/18	(1.65)%	$(2,930,544)	$18,752
Dow Jones Precious Metals Index	UBS AG	5/23/18	(1.50)%	(2,754,107)	21,684
				$(5,684,651)	$40,436

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (106.8%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $3,689,166	$3,689,000	$3,689,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,689,000)		3,689,000

TOTAL INVESTMENT SECURITIES (Cost $3,689,000) - 106.8%		3,689,000
Net other assets (liabilities) - (6.8)%		(234,931)

NET ASSETS - 100.0%		$3,454,069

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $588,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/23/18	(1.90)%	$(1,675,307)	$(39,998)
Dow Jones U.S. Real Estate Index	UBS AG	5/23/18	(1.50)%	(1,774,324)	(38,957)
				$(3,449,631)	$(78,955)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.7%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $1,909,086	$1,909,000	$1,909,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,909,000)		1,909,000

TOTAL INVESTMENT SECURITIES (Cost $1,909,000) - 96.7%		1,909,000
Net other assets (liabilities) - 3.3%		64,688

NET ASSETS - 100.0%		$1,973,688

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $424,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	6/18/18	$(231,480)	$(1,081)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/29/18	(1.40)%	$(837,328)	$7,320
Russell 2000 Index	UBS AG	5/29/18	(1.25)%	(903,116)	8,495
				$(1,740,444)	$15,815

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (42.9%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	306	$3,886
2U, Inc.* (Internet Software & Services)	255	20,525
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	663	6,657
8x8, Inc.* (Software)	612	12,393
A. Schulman, Inc. (Chemicals)	204	8,752
A10 Networks, Inc.* (Software)	459	2,800
AAON, Inc. (Building Products)	255	8,670
AAR Corp. (Aerospace & Defense)	204	8,833
Aaron’s, Inc. (Specialty Retail)	408	17,042
Abeona Therapeutics, Inc.* (Biotechnology)	459	8,010
Abercrombie & Fitch Co. - Class A (Specialty Retail)	510	13,066
ABM Industries, Inc. (Commercial Services & Supplies)	357	11,113
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,632	4,668
Acacia Research Corp.* (Professional Services)	663	2,420
Acadia Realty Trust (Equity Real Estate Investment Trusts)	510	12,036
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	204	4,529
Acceleron Pharma, Inc.* (Biotechnology)	204	7,122
ACCO Brands Corp. (Commercial Services & Supplies)	714	8,604
Accuray, Inc.* (Health Care Equipment & Supplies)	816	4,080
Aceto Corp. (Health Care Providers & Services)	255	643
Achaogen, Inc.* (Biotechnology)	204	2,919
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,020	3,845
ACI Worldwide, Inc.* (Software)	714	16,601
Acorda Therapeutics, Inc.* (Biotechnology)	306	7,069
Actuant Corp. - Class A (Machinery)	408	9,608
Acxiom Corp.* (IT Services)	510	13,250
Adtalem Global Education, Inc.* (Diversified Consumer Services)	357	16,993
ADTRAN, Inc. (Communications Equipment)	357	5,230
Aduro Biotech, Inc.* (Biotechnology)	357	2,463
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	204	4,496
Advanced Drainage Systems, Inc. (Building Products)	255	6,426
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	255	15,185
AdvanSix, Inc.* (Chemicals)	204	7,307
Advaxis, Inc.* (Biotechnology)	408	653
Aegion Corp.* (Construction & Engineering)	255	5,786
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	204	10,445
Aerohive Networks, Inc.* (Communications Equipment)	510	2,076
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	459	12,824
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	255	4,508
Agenus, Inc.* (Biotechnology)	867	2,974
Agree Realty Corp. (Equity Real Estate Investment Trusts)	153	7,479
Aimmune Therapeutics, Inc.* (Biotechnology)	255	7,915
Air Transport Services Group, Inc.* (Air Freight & Logistics)	357	7,226
Aircastle, Ltd. (Trading Companies & Distributors)	306	5,998
AK Steel Holding Corp.* (Metals & Mining)	1,989	9,130
Akebia Therapeutics, Inc.* (Biotechnology)	306	2,818
Albany International Corp. - Class A (Machinery)	204	12,067
Alder Biopharmaceuticals, Inc.* (Biotechnology)	357	5,069
Alexander & Baldwin, Inc. (Real Estate Management & Development)	306	7,007
Allegheny Technologies, Inc.* (Metals & Mining)	663	17,615
ALLETE, Inc. (Electric Utilities)	306	23,381
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,122	13,037
Altra Industrial Motion Corp. (Machinery)	204	8,497
AMAG Pharmaceuticals, Inc.* (Biotechnology)	306	6,288
Ambac Financial Group, Inc.* (Insurance)	357	6,080
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	204	9,504
AMC Entertainment Holdings, Inc. - Class A (Media)	357	6,230
Amedisys, Inc.* (Health Care Providers & Services)	204	13,482
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	255	8,560
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	561	8,606
American Eagle Outfitters, Inc. (Specialty Retail)	1,020	21,094
American Equity Investment Life Holding Co. (Insurance)	561	16,942
American Outdoor Brands Corp.* (Leisure Products)	357	3,927
American Software, Inc. - Class A (Software)	306	3,905
American States Water Co. (Water Utilities)	255	14,208
American Vanguard Corp. (Chemicals)	255	5,495
Ameris Bancorp (Banks)	255	13,184
Amicus Therapeutics, Inc.* (Biotechnology)	969	13,711
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	714	5,912
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	306	20,456
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	306	5,842
AmTrust Financial Services, Inc. (Insurance)	561	7,231
Anavex Life Sciences Corp.* (Biotechnology)	459	1,047

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	306	$5,930
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	204	12,016
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,326	3,103
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	765	3,618
Apogee Enterprises, Inc. (Building Products)	204	8,386
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	612	11,028
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	255	16,307
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	765	2,127
Aratana Therapeutics, Inc.* (Pharmaceuticals)	459	2,364
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	612	1,346
ArcBest Corp. (Road & Rail)	204	6,548
Archrock, Inc. (Energy Equipment & Services)	510	5,508
Ardelyx, Inc.* (Biotechnology)	510	2,448
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	357	2,856
Arena Pharmaceuticals, Inc.* (Biotechnology)	306	12,191
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	255	3,119
Argo Group International Holdings, Ltd. (Insurance)	204	11,924
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	357	4,844
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	255	5,771
Armstrong Flooring, Inc.* (Building Products)	204	2,519
Array BioPharma, Inc.* (Biotechnology)	1,122	15,214
Artisan Partners Asset Management, Inc. (Capital Markets)	306	9,838
Ascena Retail Group, Inc.* (Specialty Retail)	1,581	3,510
ASGN, Inc.* (Insurance)	306	24,672
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	663	4,561
Aspen Technology, Inc.* (Software)	459	40,276
Asterias Biotherapeutics, Inc.* (Biotechnology)	561	701
Atara Biotherapeutics, Inc.* (Biotechnology)	255	10,289
Athersys, Inc.* (Biotechnology)	1,581	3,178
Atkore International Group, Inc.* (Electrical Equipment)	255	4,531
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	1,224	2,693
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	153	9,700
AtriCure, Inc.* (Health Care Equipment & Supplies)	255	5,669
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	510	2,285
Avis Budget Group, Inc.* (Road & Rail)	459	22,679
Avista Corp. (Multi-Utilities)	408	21,159
AVX Corp. (Electronic Equipment, Instruments & Components)	357	5,269
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	204	4,488
AxoGen, Inc.* (Health Care Equipment & Supplies)	255	10,149
Axon Enterprise, Inc.* (Aerospace & Defense)	357	14,987
Axovant Sciences, Ltd.* (Biotechnology)	255	273
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	459	2,685
AZZ, Inc. (Electrical Equipment)	153	6,816
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	408	16,434
B&G Foods, Inc. - Class A (Food Products)	408	9,282
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	408	930
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	204	8,660
Balchem Corp. (Chemicals)	204	18,001
Banc of California, Inc. (Banks)	306	5,875
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	204	5,526
BancorpSouth Bank (Banks)	510	16,856
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	357	16,940
Banner Corp. (Banks)	204	11,710
Barnes & Noble Education, Inc.* (Specialty Retail)	357	2,567
Barnes & Noble, Inc. (Specialty Retail)	561	3,114
Barnes Group, Inc. (Machinery)	306	16,992
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	357	17,476
Beazer Homes USA, Inc.* (Household Durables)	306	4,492
Belden, Inc. (Electronic Equipment, Instruments & Components)	255	15,707
Bellicum Pharmaceutials, Inc.* (Biotechnology)	306	2,047
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	612	6,548
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	306	8,048
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	459	7,275
Berkshire Hills Bancorp, Inc. (Banks)	255	9,677
Big Lots, Inc. (Multiline Retail)	255	10,825
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	714	3,513
BioScrip, Inc.* (Health Care Providers & Services)	1,275	3,353
BioTelemetry, Inc.* (Health Care Providers & Services)	204	7,793

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
BioTime, Inc.* (Biotechnology)	867	$1,873
Black Hills Corp. (Multi-Utilities)	306	17,344
Blackbaud, Inc. (Software)	255	26,765
Blackhawk Network Holdings, Inc.* (IT Services)	357	16,029
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	612	14,480
Blucora, Inc.* (Internet Software & Services)	306	7,956
Blue Hills Bancorp, Inc. (Banks)	204	4,146
Bluebird Bio, Inc.* (Biotechnology)	255	43,387
Blueprint Medicines Corp.* (Biotechnology)	255	19,564
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	408	7,038
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	306	7,179
Boise Cascade Co. (Paper & Forest Products)	255	10,608
Boston Private Financial Holdings, Inc. (Banks)	561	9,004
Bottomline Technologies, Inc.* (Software)	255	10,078
Box, Inc.* - Class A (Internet Software & Services)	510	11,659
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	510	16,937
Brady Corp. - Class A (Commercial Services & Supplies)	306	11,138
Braemar Hotels & Resorts, Inc. (Insurance)	306	3,182
Briggs & Stratton Corp. (Machinery)	306	5,517
Brightcove, Inc.* (Internet Software & Services)	408	3,937
BrightSphere Investment Group PLC (Capital Markets)	408	6,189
Brinker International, Inc. (Hotels, Restaurants & Leisure)	306	13,339
Bristow Group, Inc. (Energy Equipment & Services)	408	6,548
Brookline Bancorp, Inc. (Banks)	510	8,466
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	459	11,420
Builders FirstSource, Inc.* (Building Products)	612	11,157
C&J Energy Services, Inc.* (Energy Equipment & Services)	306	9,137
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	153	15,522
CACI International, Inc.* - Class A (IT Services)	153	23,111
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,020	11,577
CalAmp Corp.* (Communications Equipment)	255	5,036
Caleres, Inc. (Specialty Retail)	306	10,015
California Resources Corp.* (Oil, Gas & Consumable Fuels)	357	9,086
California Water Service Group (Water Utilities)	306	11,858
Calithera Biosciences, Inc.* (Biotechnology)	306	1,882
Calix, Inc.* (Communications Equipment)	459	3,052
Callaway Golf Co. (Leisure Products)	612	10,563
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,224	17,026
Cal-Maine Foods, Inc.* (Food Products)	204	9,935
Cambrex Corp.* (Life Sciences Tools & Services)	204	10,802
Cannae Holdings, Inc.* (Diversified Financial Services)	459	9,483
Cantel Medical Corp. (Health Care Equipment & Supplies)	204	22,862
Capital Senior Living Corp.* (Health Care Providers & Services)	255	2,996
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	816	10,176
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	663	5,834
Cara Therapeutics, Inc.* (Biotechnology)	255	3,157
Carbonite, Inc.* (Internet Software & Services)	204	6,344
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	204	4,661
Cardtronics PLC* - Class A (IT Services)	306	8,033
Career Education Corp.* (Diversified Consumer Services)	510	6,615
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	459	6,063
Carpenter Technology Corp. (Metals & Mining)	306	16,297
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	408	8,189
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	306	3,152
Cars.com, Inc.* (Internet Software & Services)	459	13,072
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	306	7,500
Castle Brands, Inc.* (Beverages)	1,377	1,721
Castlight Health, Inc.* - Class B (Health Care Technology)	765	2,869
Catalent, Inc.* (Pharmaceuticals)	714	29,352
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,071	2,999
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	357	4,655
Cathay General Bancorp, Inc. (Banks)	459	18,365
CBIZ, Inc.* (Professional Services)	357	6,640
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,122	4,690
CECO Environmental Corp. (Commercial Services & Supplies)	306	1,438
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	765	2,976
Celldex Therapeutics, Inc.* (Biotechnology)	1,326	981
CenterState Banks, Inc. (Banks)	357	10,346
Central European Media Enterprises, Ltd.* - Class A (Media)	816	3,468
Central Garden & Pet Co.* - Class A (Household Products)	255	9,053

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Central Pacific Financial Corp. (Banks)	204	$5,932
Century Aluminum Co.* (Metals & Mining)	357	6,237
Cerus Corp.* (Health Care Equipment & Supplies)	1,224	6,365
ChannelAdvisor Corp.* (Internet Software & Services)	255	3,392
Chart Industries, Inc.* (Machinery)	204	11,575
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	306	5,829
Chegg, Inc.* (Diversified Consumer Services)	561	13,021
Chemical Financial Corp. (Banks)	408	22,395
ChemoCentryx, Inc.* (Biotechnology)	357	3,902
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	408	12,052
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	663	10,011
Chico’s FAS, Inc. (Specialty Retail)	867	8,609
Chimerix, Inc.* (Biotechnology)	561	2,569
Ciena Corp.* (Communications Equipment)	816	21,011
Cimpress N.V.* (Internet Software & Services)	153	22,002
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	306	4,636
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	357	13,020
Citizens, Inc.* (Insurance)	459	3,566
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	306	3,482
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,377	2,217
Clear Channel Outdoor Holdings, Inc. (Media)	612	2,938
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,887	14,002
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	867	2,766
Clovis Oncology, Inc.* (Biotechnology)	255	11,062
CNO Financial Group, Inc. (Insurance)	1,020	21,869
CoBiz Financial, Inc. (Banks)	306	6,166
Codexis, Inc.* (Chemicals)	561	6,311
Coeur Mining, Inc.* (Metals & Mining)	1,173	8,880
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	255	12,023
Coherus Biosciences, Inc.* (Biotechnology)	306	3,703
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	255	5,457
Columbia Banking System, Inc. (Banks)	357	14,355
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	204	16,934
Comfort Systems USA, Inc. (Construction & Engineering)	255	10,761
CommerceHub, Inc.* (Internet Software & Services)	255	5,781
Commercial Metals Co. (Metals & Mining)	714	15,001
Commercial Vehicle Group, Inc.* (Machinery)	306	2,053
Community Bank System, Inc. (Banks)	306	17,213
Community Health Systems, Inc.* (Health Care Providers & Services)	714	2,699
CommVault Systems, Inc.* (Software)	255	17,837
Compass Minerals International, Inc. (Metals & Mining)	204	13,729
Conatus Pharmaceuticals, Inc.* (Biotechnology)	459	1,565
ConforMIS, Inc.* (Health Care Equipment & Supplies)	561	727
CONMED Corp. (Health Care Equipment & Supplies)	204	13,266
ConnectOne Bancorp, Inc. (Banks)	255	6,732
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	357	4,034
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	357	1,332
Continental Building Products, Inc.* (Building Products)	255	7,166
Control4 Corp.* (Electronic Equipment, Instruments & Components)	204	4,251
Convergys Corp. (IT Services)	561	13,105
Cooper Tire & Rubber Co. (Auto Components)	357	8,729
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	510	3,035
Corcept Therapeutics, Inc.* (Pharmaceuticals)	663	11,059
Core-Mark Holding Co., Inc. (Distributors)	306	6,307
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	1,479	1,538
Cornerstone OnDemand, Inc.* (Internet Software & Services)	306	13,504
Costamare, Inc. (Marine)	408	2,770
Cotiviti Holdings, Inc.* (Health Care Technology)	204	7,046
Coupa Software, Inc.* (Internet Software & Services)	204	9,459
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,448	21,764
Covanta Holding Corp. (Commercial Services & Supplies)	765	11,399
Cowen Group, Inc.* - Class A (Capital Markets)	255	3,953
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	306	7,298
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	612	22,840
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	612	9,670
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	306	3,849
CryoLife, Inc.* (Health Care Equipment & Supplies)	255	5,725
CSG Systems International, Inc. (IT Services)	204	8,729
CTS Corp. (Electronic Equipment, Instruments & Components)	255	7,637
Cubic Corp. (Aerospace & Defense)	153	9,448
Curis, Inc.* (Biotechnology)	1,530	817

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Curtiss-Wright Corp. (Aerospace & Defense)	255	$32,651
Customers Bancorp, Inc.* (Banks)	204	5,879
CVB Financial Corp. (Banks)	612	13,556
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,020	7,313
Cytokinetics, Inc.* (Biotechnology)	357	2,963
Cytomx Therapeutics, Inc.* (Biotechnology)	255	6,707
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	357	3,217
Dana Holding Corp. (Auto Components)	867	20,573
Darling Ingredients, Inc.* (Food Products)	1,020	17,482
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	255	10,835
Dean Foods Co. (Food Products)	561	4,830
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	204	19,025
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	306	3,415
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	408	19,326
Deluxe Corp. (Commercial Services & Supplies)	306	20,974
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,162	10,403
Denny’s Corp.* (Hotels, Restaurants & Leisure)	510	8,930
Depomed, Inc.* (Pharmaceuticals)	459	2,883
Dermira, Inc.* (Pharmaceuticals)	255	2,323
DHI Group, Inc.* (Internet Software & Services)	867	1,214
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	816	2,962
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	459	8,441
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,224	13,525
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	459	7,046
Digi International, Inc.* (Communications Equipment)	306	3,519
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	255	5,036
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	255	7,280
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	357	7,779
Donnelley Financial Solutions, Inc.* (Capital Markets)	204	3,754
Dorman Products, Inc.* (Auto Components)	153	9,832
Dril-Quip, Inc.* (Energy Equipment & Services)	255	10,570
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	816	4,431
DSW, Inc. - Class A (Specialty Retail)	459	10,236
Durect Corp.* (Pharmaceuticals)	1,938	3,934
Dycom Industries, Inc.* (Construction & Engineering)	204	21,187
Dynavax Technologies Corp.* (Biotechnology)	459	7,780
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	459	3,020
Eagle Bancorp, Inc.* (Banks)	204	11,975
Eagle Bulk Shipping, Inc.* (Marine)	510	2,581
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	255	5,256
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	204	18,315
Ebix, Inc. (Software)	153	11,858
Echo Global Logistics, Inc.* (Air Freight & Logistics)	255	6,962
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,071	1,424
Editas Medicine, Inc.* (Biotechnology)	306	9,608
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	459	15,106
El Paso Electric Co. (Electric Utilities)	255	13,018
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	306	12,393
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	357	6,426
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	306	8,475
Ellie Mae, Inc.* (Software)	204	19,761
EMCOR Group, Inc. (Construction & Engineering)	357	26,273
EMCORE Corp.* (Communications Equipment)	306	1,377
Emergent BioSolutions, Inc.* (Biotechnology)	255	13,224
Employers Holdings, Inc. (Insurance)	204	8,344
Encompass Health Corp. (Health Care Providers & Services)	510	31,019
Encore Capital Group, Inc.* (Consumer Finance)	153	6,824
Endologix, Inc.* (Health Care Equipment & Supplies)	765	3,297
Endurance International Group Holdings, Inc.* (Internet Software & Services)	510	3,749
Energy Recovery, Inc.* (Machinery)	408	3,464
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	204	1,179
EnerSys (Electrical Equipment)	255	17,483
Ennis, Inc. (Commercial Services & Supplies)	204	3,652
Enova International, Inc.* (Consumer Finance)	306	8,966
Ensco PLCADR - Class A (Energy Equipment & Services)	1,938	10,950
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	867	27,917
Entercom Communications Corp. - Class A (Media)	306	3,106
Entravision Communications Corp. - Class A (Media)	612	2,846
Envestnet, Inc.* (Internet Software & Services)	255	13,847

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	357	$2,142
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	561	1,032
EPAM Systems, Inc.* (IT Services)	306	34,990
Epizyme, Inc.* (Biotechnology)	357	4,587
Eros International PLC* (Media)	306	3,274
ESCO Technologies, Inc. (Machinery)	153	8,545
Essendant, Inc. (Commercial Services & Supplies)	306	2,277
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	459	15,129
Esterline Technologies Corp.* (Aerospace & Defense)	153	10,993
Ethan Allen Interiors, Inc. (Household Durables)	204	4,498
Etsy, Inc.* (Internet & Direct Marketing Retail)	765	22,904
Evercore Partners, Inc. - Class A (Capital Markets)	255	25,820
Everi Holdings, Inc.* (IT Services)	561	3,596
EVERTEC, Inc. (IT Services)	408	7,446
Evolent Health, Inc.* (Health Care Technology)	255	4,208
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	357	3,320
Exact Sciences Corp.* (Biotechnology)	663	33,156
ExlService Holdings, Inc.* (IT Services)	204	11,793
Exponent, Inc. (Professional Services)	153	13,219
Express, Inc.* (Specialty Retail)	663	5,198
Exterran Corp.* (Energy Equipment & Services)	255	7,469
Extreme Networks, Inc.* (Communications Equipment)	765	8,186
EZCORP, Inc.* - Class A (Consumer Finance)	459	6,288
Fabrinet* (Electronic Equipment, Instruments & Components)	255	7,194
Fair Isaac Corp.* (Software)	204	35,328
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	1,173	6,452
Farmers National Banc Corp. (Banks)	255	3,761
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	357	2,720
Fate Therapeutics, Inc.* (Biotechnology)	714	7,211
FCB Financial Holdings, Inc.* - Class A (Banks)	204	11,791
Federal Signal Corp. (Machinery)	408	8,837
Ferro Corp.* (Chemicals)	561	12,348
FibroGen, Inc.* (Biotechnology)	357	16,226
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	4,284
Financial Engines, Inc. (Capital Markets)	357	15,940
Finisar Corp.* (Communications Equipment)	663	10,330
First Bancorp (Banks)	204	7,783
First BanCorp.* (Banks)	1,173	8,469
First Busey Corp. (Banks)	204	6,049
First Commonwealth Financial Corp. (Banks)	663	10,038
First Financial Bancorp (Banks)	408	12,628
First Financial Bankshares, Inc. (Banks)	408	20,216
First Foundation, Inc.* (Banks)	255	4,562
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	714	22,214
First Interstate Bancsys (Banks)	204	8,262
First Merchants Corp. (Banks)	255	10,985
First Midwest Bancorp, Inc. (Banks)	612	14,878
First of Long Island Corp. (The) (Banks)	204	5,406
FirstCash, Inc. (Consumer Finance)	306	26,530
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	1,275	7,076
Five Below, Inc.* (Specialty Retail)	306	21,607
Five Prime Therapeutics, Inc.* (Biotechnology)	204	3,417
Five9, Inc.* (Internet Software & Services)	357	10,485
Flexion Therapeutics, Inc.* (Biotechnology)	255	6,355
Flotek Industries, Inc.* (Chemicals)	459	1,639
Fluidigm Corp.* (Life Sciences Tools & Services)	561	3,310
Flushing Financial Corp. (Banks)	204	5,286
Forestar Group, Inc.* (Real Estate Management & Development)	306	6,671
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	510	5,852
Fortress Biotech, Inc.* (Biotechnology)	561	2,244
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	459	5,783
Forward Air Corp. (Air Freight & Logistics)	204	11,013
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	408	6,100
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	408	9,245
Fox Factory Holding Corp.* (Auto Components)	255	8,479
Francesca’s Holdings Corp.* (Specialty Retail)	357	1,767
Franklin Electric Co., Inc. (Machinery)	306	12,546
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	714	5,555
Frank’s International N.V. (Energy Equipment & Services)	459	3,208
Fred’s, Inc. - Class A (Multiline Retail)	357	855
Fresh Del Monte Produce, Inc. (Food Products)	204	10,027
Freshpet, Inc.* (Food Products)	255	5,049
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	408	4,007
Frontier Communications Corp. (Diversified Telecommunication Services)	510	4,233
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	714	3,092
FTI Consulting, Inc.* (Professional Services)	255	14,892
Fulton Financial Corp. (Banks)	1,020	17,238
FutureFuel Corp. (Chemicals)	255	2,984

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
GAIN Capital Holdings, Inc. (Capital Markets)	459	$3,745
Gannett Co., Inc. (Media)	816	7,891
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	306	5,156
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	2,295	1,561
GATX Corp. (Trading Companies & Distributors)	255	16,637
GCP Applied Technologies, Inc.* (Chemicals)	459	13,150
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	561	3,231
Generac Holdings, Inc.* (Electrical Equipment)	357	16,069
General Cable Corp. (Electrical Equipment)	357	10,585
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,071	1,628
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	357	2,235
Genocea Biosciences, Inc.* (Biotechnology)	459	441
Gentherm, Inc.* (Auto Components)	255	8,619
Genworth Financial, Inc.* - Class A (Insurance)	3,162	8,727
Geron Corp.* (Biotechnology)	1,377	5,122
Getty Realty Corp. (Equity Real Estate Investment Trusts)	204	5,110
Gibraltar Industries, Inc.* (Building Products)	204	7,171
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	306	11,166
Glacier Bancorp, Inc. (Banks)	459	16,997
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	204	3,537
Glaukos Corp.* (Health Care Equipment & Supplies)	204	6,871
Global Blood Therapeutics, Inc.* (Biotechnology)	255	11,258
Global Eagle Entertainment, Inc.* (Media)	816	955
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	459	8,542
Globalstar, Inc.* (Diversified Telecommunication Services)	3,162	1,934
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	459	23,496
Glu Mobile, Inc.* (Software)	1,173	5,138
Gms, Inc.* (Trading Companies & Distributors)	153	4,767
GNC Holdings, Inc.* - Class A (Specialty Retail)	561	1,992
Gogo, Inc.* (Internet Software & Services)	459	4,324
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	612	19,675
Gold Resource Corp. (Metals & Mining)	663	3,361
GoPro, Inc.* - Class A (Household Durables)	765	3,871
Government Properties Income Trust (Equity Real Estate Investment Trusts)	459	5,733
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	867	20,375
Grand Canyon Education, Inc.* (Diversified Consumer Services)	255	26,517
Granite Construction, Inc. (Construction & Engineering)	255	13,357
Gray Television, Inc.* (Media)	459	5,187
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	663	3,050
Great Western Bancorp, Inc. (Banks)	357	14,687
Green Dot Corp.* - Class A (Consumer Finance)	306	18,608
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	255	4,743
Greenhill & Co., Inc. (Capital Markets)	204	4,141
Greenlight Capital Re, Ltd.* - Class A (Insurance)	255	3,953
Greif, Inc. - Class A (Containers & Packaging)	153	8,954
Griffon Corp. (Building Products)	204	4,060
Groupon, Inc.* (Internet & Direct Marketing Retail)	2,346	10,885
GrubHub, Inc.* (Internet Software & Services)	510	51,580
GTT Communications, Inc.* (Internet Software & Services)	204	9,802
Guaranty BanCorp (Banks)	204	5,814
GUESS?, Inc. (Specialty Retail)	459	10,690
H&E Equipment Services, Inc. (Trading Companies & Distributors)	255	8,249
H.B. Fuller Co. (Chemicals)	306	15,138
Haemonetics Corp.* (Health Care Equipment & Supplies)	306	23,880
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	612	3,286
Halozyme Therapeutics, Inc.* (Biotechnology)	714	13,516
Halyard Health, Inc.* (Health Care Equipment & Supplies)	306	14,495
Hancock Holding Co. (Banks)	510	24,913
Hanmi Financial Corp. (Banks)	204	5,630
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	357	6,929
Harmonic, Inc.* (Communications Equipment)	714	2,606
Harsco Corp.* (Machinery)	510	10,430
Hawaiian Holdings, Inc. (Airlines)	306	12,607
HC2 Holdings, Inc.* (Construction & Engineering)	459	2,341
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	663	18,451
Healthcare Services Group, Inc. (Commercial Services & Supplies)	408	15,761
HealthEquity, Inc.* (Health Care Providers & Services)	306	20,095
HealthStream, Inc. (Health Care Technology)	204	4,731
Heartland Express, Inc. (Road & Rail)	357	6,365
Heartland Financial USA, Inc. (Banks)	153	8,208

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hecla Mining Co. (Metals & Mining)	2,448	$9,376
Helen of Troy, Ltd.* (Household Durables)	153	13,640
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,020	7,874
Herc Holdings, Inc.* (Trading Companies & Distributors)	153	8,055
Heritage Commerce Corp. (Banks)	306	5,046
Heritage Financial Corp. (Banks)	204	6,059
Heritage Insurance Holdings, Inc. (Insurance)	255	4,004
Herman Miller, Inc. (Commercial Services & Supplies)	357	10,960
Heron Therapeutics, Inc.* (Biotechnology)	357	10,817
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	306	5,747
Hertz Global Holdings, Inc.* (Road & Rail)	459	10,052
HFF, Inc. - Class A (Real Estate Management & Development)	255	8,961
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	816	5,639
Hill International, Inc.* (Professional Services)	510	2,703
Hillenbrand, Inc. (Machinery)	408	18,911
Hilltop Holdings, Inc. (Banks)	459	10,291
HMS Holdings Corp.* (Health Care Technology)	561	10,104
HNI Corp. (Commercial Services & Supplies)	255	8,514
Home BancShares, Inc. (Banks)	765	17,779
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	204	5,202
Hope Bancorp, Inc. (Banks)	816	14,109
Horace Mann Educators Corp. (Insurance)	255	11,399
Horizon Global Corp.* (Auto Components)	255	1,905
Horizon Pharma PLC* (Pharmaceuticals)	1,020	13,504
Hortonworks, Inc.* (Internet Software & Services)	357	6,044
Hostess Brands, Inc.* (Food Products)	510	7,166
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	663	4,508
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,377	2,768
HRG Group, Inc.* (Household Products)	714	8,025
Hub Group, Inc.* - Class A (Air Freight & Logistics)	204	8,966
Hubspot, Inc.* (Software)	204	21,604
Hudson Technologies, Inc.* (Commercial Services & Supplies)	408	1,787
Huttig Building Products, Inc.* (Trading Companies & Distributors)	357	2,217
IBERIABANK Corp. (Banks)	306	22,935
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	510	413
IDACORP, Inc. (Electric Utilities)	306	28,458
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,530	2,341
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	357	13,602
ILG, Inc. (Hotels, Restaurants & Leisure)	663	22,628
IMAX Corp.* (Media)	357	8,282
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	357	3,931
ImmunoGen, Inc.* (Biotechnology)	816	8,968
Immunomedics, Inc.* (Biotechnology)	765	13,931
Impax Laboratories, Inc.* (Pharmaceuticals)	510	9,588
Imperva, Inc.* (Software)	204	9,129
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	561	2,575
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	561	5,273
Independent Bank Corp. (Banks)	153	11,062
Infinera Corp.* (Communications Equipment)	918	10,759
Information Services Group, Inc.* (IT Services)	561	2,435
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	306	6,521
Ingevity Corp.* (Chemicals)	255	19,591
InnerWorkings, Inc.* (Commercial Services & Supplies)	408	4,121
Innospec, Inc. (Chemicals)	153	11,123
Innoviva, Inc.* (Pharmaceuticals)	561	8,135
Inovalon Holdings, Inc.* (Health Care Technology)	459	4,842
Inovio Pharmaceuticals, Inc.* (Biotechnology)	561	2,463
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	255	7,288
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	255	9,040
Insmed, Inc.* (Biotechnology)	459	11,167
Insulet Corp.* (Health Care Equipment & Supplies)	357	30,702
Insys Therapeutics, Inc.* (Biotechnology)	255	1,788
Integer Holdings Corp.* (Health Care Equipment & Supplies)	204	11,200
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	357	22,002
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	816	22,709
Intelsat S.A.* (Diversified Telecommunication Services)	663	6,478
InterDigital, Inc. (Communications Equipment)	204	15,188
Interface, Inc. (Commercial Services & Supplies)	408	8,976
Internap Corp.* (Internet Software & Services)	255	3,012
International Bancshares Corp. (Banks)	357	14,209
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	255	5,133
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	204	8,384
Intersect ENT, Inc.* (Pharmaceuticals)	204	8,150
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	357	6,219

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Intrepid Potash, Inc.* (Chemicals)	1,122	$5,083
Invacare Corp. (Health Care Equipment & Supplies)	306	5,569
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	714	11,589
Investment Technology Group, Inc. (Capital Markets)	255	5,156
Investors Bancorp, Inc. (Banks)	1,530	20,456
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	918	4,893
Invitae Corp.* (Biotechnology)	357	1,974
Iovance Biotherapeutics, Inc.* (Biotechnology)	561	8,135
Iridium Communications, Inc.* (Diversified Telecommunication Services)	612	7,283
iRobot Corp.* (Household Durables)	153	8,929
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	816	14,786
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	510	5,171
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	408	2,069
Itron, Inc.* (Electronic Equipment, Instruments & Components)	204	13,342
J.C. Penney Co., Inc.* (Multiline Retail)	2,040	5,936
j2 Global, Inc. (Internet Software & Services)	255	20,242
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	204	18,299
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	306	4,385
John Bean Technologies Corp. (Machinery)	204	21,981
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,071	706
K12, Inc.* (Diversified Consumer Services)	255	3,902
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	306	5,845
Kaman Corp. - Class A (Trading Companies & Distributors)	153	9,278
KapStone Paper & Packaging Corp. (Paper & Forest Products)	561	19,310
Karyopharm Therapeutics, Inc.* (Biotechnology)	357	4,670
KB Home (Household Durables)	510	13,541
KBR, Inc. (Construction & Engineering)	918	15,321
Keane Group, Inc.* (Energy Equipment & Services)	255	3,965
Kearny Financial Corp. (Thrifts & Mortgage Finance)	561	7,882
Kelly Services, Inc. - Class A (Professional Services)	255	7,461
KEMET Corp.* (Electronic Equipment, Instruments & Components)	357	6,148
Kemper Corp. (Insurance)	255	17,213
Kennametal, Inc. (Machinery)	459	16,731
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	561	10,631
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	663	2,937
Kforce, Inc. (Professional Services)	204	5,416
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	255	4,042
Kimball International, Inc. - Class B (Commercial Services & Supplies)	306	5,055
Kindred Healthcare, Inc.* (Health Care Providers & Services)	612	5,447
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	510	7,507
Klondex Mines, Ltd.* (Metals & Mining)	1,377	3,374
KLX, Inc.* (Aerospace & Defense)	306	23,938
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	459	17,906
Knoll, Inc. (Commercial Services & Supplies)	357	6,808
Knowles Corp.* (Electronic Equipment, Instruments & Components)	561	7,181
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	765	2,532
Korn/Ferry International (Professional Services)	306	16,359
Kraton Performance Polymers, Inc.* (Chemicals)	204	9,317
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	510	5,105
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	561	10,962
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	510	7,089
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	1,173	3,894
Lakeland Bancorp, Inc. (Banks)	306	5,967
Lakeland Financial Corp. (Banks)	153	7,271
Landec Corp.* (Food Products)	255	3,392
Lannett Co., Inc.* (Pharmaceuticals)	255	3,978
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	255	4,539
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	663	19,605
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	918	4,976
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	306	4,321
La-Z-Boy, Inc. (Household Durables)	306	8,813
LCI Industries (Auto Components)	153	14,581
LegacyTexas Financial Group, Inc. (Banks)	306	12,567
LendingClub Corp.* (Consumer Finance)	1,989	5,350
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	306	2,525
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,326	10,661
Liberty Braves Group* - Class C (Media)	255	5,620
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	510	4,692
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	561	2,317
Limelight Networks, Inc.* (Internet Software & Services)	918	4,737

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liquidity Services, Inc.* (Internet Software & Services)	357	$2,303
Lithia Motors, Inc. - Class A (Specialty Retail)	153	14,667
LivaNova PLC* (Health Care Equipment & Supplies)	306	27,167
LivePerson, Inc.* (Internet Software & Services)	408	6,854
Louisiana-Pacific Corp. (Paper & Forest Products)	867	24,562
LSC Communications, Inc. (Commercial Services & Supplies)	255	4,457
LSI Industries, Inc. (Electrical Equipment)	306	1,876
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	255	9,218
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	204	4,910
Lumentum Holdings, Inc.* (Communications Equipment)	357	18,011
Luminex Corp. (Life Sciences Tools & Services)	306	6,533
M.D.C. Holdings, Inc. (Household Durables)	255	7,398
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	255	4,238
M/I Homes, Inc.* (Household Durables)	204	6,218
Macatawa Bank Corp. (Banks)	306	3,268
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	561	9,632
MacroGenics, Inc.* (Biotechnology)	255	5,880
Magellan Health, Inc.* (Health Care Providers & Services)	153	12,829
Maiden Holdings, Ltd. (Insurance)	510	3,902
ManTech International Corp. - Class A (IT Services)	204	12,054
MarineMax, Inc.* (Specialty Retail)	204	4,406
Marten Transport, Ltd. (Road & Rail)	357	6,962
Masimo Corp.* (Health Care Equipment & Supplies)	255	22,881
Masonite International Corp.* (Building Products)	204	12,383
MasTec, Inc.* (Construction & Engineering)	408	17,952
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	561	18,367
Matinas BioPharma Holdings, Inc.* (Biotechnology)	918	407
Matrix Service Co.* (Energy Equipment & Services)	306	4,712
Matson, Inc. (Marine)	306	8,943
Matthews International Corp. - Class A (Commercial Services & Supplies)	204	10,027
MAXIMUS, Inc. (IT Services)	357	24,144
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	408	9,111
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	459	2,355
MB Financial, Inc. (Banks)	459	19,563
MBIA, Inc.* (Insurance)	867	7,387
McDermott International, Inc.* (Energy Equipment & Services)	1,785	11,781
McGrath RentCorp (Commercial Services & Supplies)	153	9,016
MDC Partners, Inc.* - Class A (Media)	510	3,851
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	3,118
MediciNova, Inc.* (Biotechnology)	459	5,173
Medidata Solutions, Inc.* (Health Care Technology)	306	21,835
Melinta Therapeutics, Inc.* (Pharmaceuticals)	153	1,040
Mercury Systems, Inc.* (Aerospace & Defense)	306	9,816
Meredith Corp. (Media)	255	13,208
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	357	6,747
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	306	4,468
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	306	14,841
Meritage Homes Corp.* (Household Durables)	255	11,348
Meritor, Inc.* (Machinery)	561	10,923
Merrimack Pharmaceuticals, Inc. (Biotechnology)	204	1,730
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	255	10,175
MGE Energy, Inc. (Electric Utilities)	204	11,842
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,193	21,973
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	1,224	1,567
Milacron Holdings Corp.* (Machinery)	306	5,517
MiMedx Group, Inc.* (Biotechnology)	663	5,443
Mindbody, Inc.* (Internet Software & Services)	255	10,111
Minerals Technologies, Inc. (Chemicals)	204	14,086
Minerva Neurosciences, Inc.* (Biotechnology)	306	2,004
Mitek System, Inc.* (Software)	357	2,767
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	306	31,334
Mobile Mini, Inc. (Commercial Services & Supplies)	306	12,852
MobileIron, Inc.* (Software)	561	2,609
Model N, Inc.* (Software)	255	4,373
Modine Manufacturing Co.* (Auto Components)	357	6,140
Moelis & Co. (Capital Markets)	153	8,231
Molina Healthcare, Inc.* (Health Care Providers & Services)	255	21,229
Momenta Pharmaceuticals, Inc.* (Biotechnology)	510	10,608
MoneyGram International, Inc.* (IT Services)	255	2,229
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	459	7,174

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	255	$29,861
Monotype Imaging Holdings, Inc. (Software)	306	6,778
Monro Muffler Brake, Inc. (Specialty Retail)	204	11,414
Moog, Inc.* - Class A (Aerospace & Defense)	204	16,722
MRC Global, Inc.* (Trading Companies & Distributors)	561	10,508
MSA Safety, Inc. (Commercial Services & Supplies)	204	17,715
MSG Networks, Inc.* - Class A (Media)	408	8,364
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	357	6,480
Mueller Industries, Inc. (Machinery)	357	9,703
Mueller Water Products, Inc. - Class A (Machinery)	969	9,487
Myriad Genetics, Inc.* (Biotechnology)	408	11,542
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	204	5,063
Nantkwest, Inc.* (Biotechnology)	459	1,790
Natera, Inc.* (Biotechnology)	306	3,406
National Bank Holdings Corp. (Banks)	204	7,177
National CineMedia, Inc. (Media)	561	3,209
National General Holdings Corp. (Insurance)	357	9,200
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	255	17,409
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	306	8,054
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	255	4,595
Natus Medical, Inc.* (Health Care Equipment & Supplies)	204	6,742
Nautilus, Inc.* (Leisure Products)	255	3,710
Navigant Consulting, Inc.* (Professional Services)	357	7,636
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,479	1,147
Navios Maritime Holdings, Inc.* (Marine)	1,734	1,315
Navistar International Corp.* (Machinery)	306	10,652
NBT Bancorp, Inc. (Banks)	255	9,318
NCI Building Systems, Inc.* (Building Products)	306	5,355
Nektar Therapeutics* (Pharmaceuticals)	918	76,799
Neogen Corp.* (Health Care Equipment & Supplies)	255	17,378
NeoGenomics, Inc.* (Life Sciences Tools & Services)	510	4,886
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	357	1,835
NETGEAR, Inc.* (Communications Equipment)	204	11,281
NetScout Systems, Inc.* (Communications Equipment)	510	13,847
Nevro Corp.* (Health Care Equipment & Supplies)	153	13,672
New Jersey Resources Corp. (Gas Utilities)	510	21,089
New Media Investment Group, Inc. (Media)	408	6,765
New Relic, Inc.* (Internet Software & Services)	204	14,258
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	612	5,275
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	867	5,254
Newpark Resources, Inc.* (Energy Equipment & Services)	663	6,962
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	306	3,118
Nexstar Broadcasting Group, Inc. - Class A (Media)	255	15,873
NIC, Inc. (Internet Software & Services)	408	6,059
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	459	6,357
NN, Inc. (Machinery)	204	4,141
Noble Corp. PLC* (Energy Equipment & Services)	1,734	8,098
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	816	1,534
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	306	4,847
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	408	5,916
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	612	10,159
Northwest Natural Gas Co. (Gas Utilities)	204	12,505
NorthWestern Corp. (Multi-Utilities)	306	16,812
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	204	11,995
Novavax, Inc.* (Biotechnology)	3,009	4,694
Novocure, Ltd.* (Health Care Equipment & Supplies)	408	11,138
NOW, Inc.* (Trading Companies & Distributors)	663	8,042
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	255	4,491
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	459	8,170
Nutanix, Inc.* (Internet Software & Services)	255	12,900
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	204	5,916
NuVasive, Inc.* (Health Care Equipment & Supplies)	306	16,282
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	408	10,861
Nymox Pharmaceutical Corp.* (Biotechnology)	561	2,294
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,428	15,751
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	204	5,504
Oclaro, Inc.* (Communications Equipment)	1,071	8,482
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,122	4,555
Office Depot, Inc. (Specialty Retail)	3,060	7,007

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
OFG Bancorp (Banks)	408	$5,508
Oil States International, Inc.* (Energy Equipment & Services)	357	12,834
Old National Bancorp (Banks)	816	14,035
Old Second Bancorp, Inc. (Banks)	306	4,376
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	306	19,033
Omeros Corp.* (Pharmaceuticals)	306	4,391
Omnicell, Inc.* (Health Care Technology)	255	10,991
OMNOVA Solutions, Inc.* (Chemicals)	408	4,447
On Deck Capital, Inc.* (Diversified Financial Services)	612	3,213
ONE Gas, Inc. (Gas Utilities)	306	21,334
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	408	7,234
ORBCOMM, Inc.* (Diversified Telecommunication Services)	510	4,600
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	357	2,499
Organovo Holdings, Inc.* (Biotechnology)	1,122	1,391
Orion Marine Group, Inc.* (Construction & Engineering)	357	2,163
Oritani Financial Corp. (Thrifts & Mortgage Finance)	306	4,682
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	255	14,764
Otonomy, Inc.* (Biotechnology)	255	956
Otter Tail Corp. (Electric Utilities)	255	11,182
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	816	3,044
Owens & Minor, Inc. (Health Care Providers & Services)	357	5,801
P.H. Glatfelter Co. (Paper & Forest Products)	306	6,392
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	918	2,368
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	459	1,607
Pacific Premier Bancorp, Inc.* (Banks)	255	10,136
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	8,441
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	153	9,486
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	255	4,302
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	204	2,183
Parker Drilling Co.* (Energy Equipment & Services)	1,836	1,157
Party City Holdco, Inc.* (Specialty Retail)	255	4,016
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	459	8,345
Paycom Software, Inc.* (Software)	306	34,948
Paylocity Holding Corp.* (Software)	153	8,358
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	408	21,843
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	255	2,843
PDL BioPharma, Inc.* (Biotechnology)	1,530	4,468
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	306	11,276
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	408	14,276
Pegasystems, Inc. (Software)	204	12,454
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	510	15,458
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	510	4,937
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	459	8,074
Penumbra, Inc.* (Health Care Equipment & Supplies)	204	25,367
Perficient, Inc.* (IT Services)	255	6,306
Performance Food Group Co.* (Food & Staples Retailing)	459	14,894
PGT, Inc.* (Building Products)	408	7,120
PHH Corp.* (Thrifts & Mortgage Finance)	408	4,329
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	510	3,902
Physicians Realty Trust (Equity Real Estate Investment Trusts)	918	13,715
Pier 1 Imports, Inc. (Specialty Retail)	714	1,592
Pieris Pharmaceuticals, Inc.* (Biotechnology)	561	3,574
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	357	11,467
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,122	3,871
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	459	1,965
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	510	20,548
Plantronics, Inc. (Communications Equipment)	204	13,291
Plexus Corp.* (Electronic Equipment, Instruments & Components)	204	11,187
Plug Power, Inc.* (Electrical Equipment)	1,938	3,547
PNM Resources, Inc. (Electric Utilities)	459	18,199
PolyOne Corp. (Chemicals)	510	21,343
Portland General Electric Co. (Electric Utilities)	510	21,665
Portola Pharmaceuticals, Inc.* (Biotechnology)	306	11,056
Potlatch Corp. (Equity Real Estate Investment Trusts)	255	13,222
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	204	13,831
PRA Group, Inc.* (Consumer Finance)	306	10,894
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	255	20,953
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	255	3,751
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	306	9,009
Primerica, Inc. (Insurance)	255	24,670

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Primo Water Corp.* (Beverages)	255	$3,325
Primoris Services Corp. (Construction & Engineering)	255	6,525
Progenics Pharmaceuticals, Inc.* (Biotechnology)	612	3,984
Progress Software Corp. (Software)	306	11,301
Proofpoint, Inc.* (Software)	255	30,075
ProPetro Holding Corp.* (Energy Equipment & Services)	255	4,667
PROS Holdings, Inc.* (Software)	204	6,022
Prothena Corp. PLC* (Biotechnology)	255	3,060
Proto Labs, Inc.* (Machinery)	153	18,230
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	408	10,657
PTC Therapeutics, Inc.* (Biotechnology)	255	7,071
Puma Biotechnology, Inc.* (Biotechnology)	153	9,754
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	612	12,380
Q2 Holdings, Inc.* (Internet Software & Services)	204	10,047
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	306	10,829
Quad/Graphics, Inc. (Commercial Services & Supplies)	255	6,301
Quality Care Properties* (Equity Real Estate Investment Trusts)	612	13,446
Quality Systems, Inc.* (Health Care Technology)	357	4,795
Qualys, Inc.* (Software)	204	15,698
Quanex Building Products Corp. (Building Products)	255	4,373
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	357	1,399
Quidel Corp.* (Health Care Equipment & Supplies)	204	11,567
QuinStreet, Inc.* (Internet Software & Services)	612	6,879
Quotient Technology, Inc.* (Internet Software & Services)	561	7,517
Quotient, Ltd.* (Health Care Equipment & Supplies)	357	1,489
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	510	4,310
R1 RCM, Inc.* (Health Care Providers & Services)	918	6,821
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,275	18,233
Radiant Logistics, Inc.* (Air Freight & Logistics)	510	1,800
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	612	468
Radius Health, Inc.* (Biotechnology)	255	7,701
RadNet, Inc.* (Health Care Providers & Services)	408	5,406
RAIT Financial Trust (Equity Real Estate Investment Trusts)	1,173	213
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	714	9,639
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	561	6,704
Raven Industries, Inc. (Industrial Conglomerates)	255	9,333
Rayonier Advanced Materials, Inc. (Chemicals)	306	6,548
RealNetworks, Inc.* (Internet Software & Services)	459	1,639
RealPage, Inc.* (Software)	357	19,100
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	459	13,857
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	510	7,823
Regenxbio, Inc.* (Biotechnology)	255	9,524
Regis Corp.* (Diversified Consumer Services)	357	5,576
Renasant Corp. (Banks)	255	11,534
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	357	4,605
Rent-A-Center, Inc. (Specialty Retail)	357	3,609
Repligen Corp.* (Biotechnology)	204	7,548
Republic First Bancorp, Inc.* (Banks)	408	3,386
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	306	2,987
Resources Connection, Inc. (Professional Services)	255	3,991
Restoration Hardware, Inc.* (Specialty Retail)	204	19,472
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	663	11,404
Retrophin, Inc.* (Biotechnology)	306	7,681
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	408	12,464
Rexnord Corp.* (Machinery)	612	16,836
Ribbon Communications, Inc.* (Communications Equipment)	459	2,671
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,275	4,603
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	357	5,969
RingCentral, Inc.* - Class A (Software)	408	27,356
RLI Corp. (Insurance)	255	16,136
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	765	15,889
Roadrunner Transportation Systems, Inc.* (Road & Rail)	408	877
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	459	2,428
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	765	11,047
RPX Corp. (Professional Services)	357	3,866
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	612	2,693
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	6,464
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	204	8,329
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	255	6,847

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	255	$19,987
S&T Bancorp, Inc. (Banks)	255	10,883
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	408	7,470
Safe Bulkers, Inc.* (Marine)	918	2,681
Sage Therapeutics, Inc.* (Biotechnology)	204	29,360
Saia, Inc.* (Road & Rail)	153	10,106
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	612	1,879
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	255	3,708
Sandy Spring Bancorp, Inc. (Banks)	153	6,063
Sangamo BioSciences, Inc.* (Biotechnology)	612	9,670
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	459	13,541
Sarepta Therapeutics, Inc.* (Biotechnology)	357	27,261
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	153	5,248
Schneider National, Inc. - Class B (Road & Rail)	255	6,803
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	204	6,008
Scholastic Corp. (Media)	204	8,446
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	204	7,962
Science Applications International Corp. (IT Services)	255	21,876
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	357	19,028
Scorpio Bulkers, Inc. (Marine)	561	4,292
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,326	3,527
Seacoast Banking Corp. of Florida* (Banks)	306	8,455
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	459	6,926
Select Income REIT (Equity Real Estate Investment Trusts)	408	7,736
Select Medical Holdings Corp.* (Health Care Providers & Services)	714	12,888
Selective Insurance Group, Inc. (Insurance)	357	21,134
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	408	10,261
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	408	16,034
Sensient Technologies Corp. (Chemicals)	255	16,996
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	612	1,181
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	153	5,442
ServiceSource International, Inc.* (IT Services)	816	3,093
ServisFirst Bancshares, Inc. (Banks)	306	12,840
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	306	11,551
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	459	6,541
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	204	16,508
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	459	2,892
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	255	23,690
Simmons First National Corp. - Class A (Banks)	408	12,322
Simpson Manufacturing Co., Inc. (Building Products)	255	13,943
Sinclair Broadcast Group, Inc. - Class A (Media)	459	13,013
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	204	13,974
SkyWest, Inc. (Airlines)	306	17,412
Sleep Number Corp.* (Specialty Retail)	255	7,227
Sonic Automotive, Inc. - Class A (Specialty Retail)	204	4,039
Sonic Corp. (Hotels, Restaurants & Leisure)	255	6,607
Sotheby’s* - Class A (Diversified Consumer Services)	255	13,464
South Jersey Industries, Inc. (Gas Utilities)	459	14,183
South State Corp. (Banks)	153	13,242
Southside Bancshares, Inc. (Banks)	204	7,105
Southwest Gas Corp. (Gas Utilities)	255	18,612
Spartan Motors, Inc. (Auto Components)	357	6,372
SpartanNash Co. (Food & Staples Retailing)	255	4,636
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	663	10,555
Spire, Inc. (Gas Utilities)	306	22,078
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	459	2,290
SPX Corp.* (Machinery)	306	9,682
SPX FLOW, Inc.* (Machinery)	255	11,475
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,326	14,639
STAAR Surgical Co.* (Health Care Equipment & Supplies)	408	6,630
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	561	13,784
State Bank Financial Corp. (Banks)	255	8,035
Steelcase, Inc. - Class A (Commercial Services & Supplies)	561	7,433
Sterling Bancorp (Banks)	765	18,169
Sterling Construction Co., Inc.* (Construction & Engineering)	306	3,406
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	357	17,225
Stifel Financial Corp. (Capital Markets)	408	23,778
Stoneridge, Inc.* (Auto Components)	255	6,714
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	357	6,844
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	663	9,600
Summit Materials, Inc.* - Class A (Construction Materials)	663	18,657
Sun Hydraulics Corp. (Machinery)	153	7,431
SunCoke Energy, Inc.* (Metals & Mining)	510	5,860

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	510	$4,350
Sunrun, Inc.* (Electrical Equipment)	765	7,053
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,326	20,686
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	255	4,514
Superior Energy Services, Inc.* (Energy Equipment & Services)	969	10,397
Superior Industries International, Inc. (Auto Components)	204	2,683
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	306	14,350
SUPERVALU, Inc.* (Food & Staples Retailing)	255	4,465
Sykes Enterprises, Inc.* (IT Services)	255	7,334
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	204	8,878
Synchronoss Technologies, Inc.* (Software)	357	3,998
Syneos Health, Inc.* (Life Sciences Tools & Services)	306	11,659
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,632	2,546
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	153	15,325
Syntel, Inc.* (IT Services)	255	7,364
Tailored Brands, Inc. (Specialty Retail)	408	12,872
Taylor Morrison Home Corp.* - Class A (Household Durables)	408	9,694
Team, Inc.* (Commercial Services & Supplies)	204	3,458
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	204	15,554
Teekay Corp. (Oil, Gas & Consumable Fuels)	561	4,948
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,479	1,701
Teladoc, Inc.* (Health Care Providers & Services)	357	15,351
Telenav, Inc.* (Software)	357	1,839
Teligent, Inc.* (Pharmaceuticals)	408	1,224
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	459	4,370
Tenet Healthcare Corp.* (Health Care Providers & Services)	510	12,209
Tenneco, Inc. (Auto Components)	306	13,675
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	306	11,368
Tetra Tech, Inc. (Commercial Services & Supplies)	357	17,279
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,122	4,409
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	408	1,314
Texas Capital Bancshares, Inc.* (Banks)	306	30,186
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	408	26,146
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	255	4,386
TG Therapeutics, Inc.* (Biotechnology)	408	5,855
The Andersons, Inc. (Food & Staples Retailing)	204	6,661
The Bancorp, Inc.* (Banks)	510	5,279
The Brink’s Co. (Commercial Services & Supplies)	255	18,819
The Buckle, Inc. (Specialty Retail)	255	5,878
The Cato Corp. - Class A (Specialty Retail)	204	3,307
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	255	13,247
The E.W. Scripps Co. - Class A (Media)	408	4,541
The Ensign Group, Inc. (Health Care Providers & Services)	357	9,950
The Finish Line, Inc. - Class A (Specialty Retail)	306	4,152
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	714	16,065
The Greenbrier Cos., Inc. (Machinery)	204	8,945
The Hackett Group, Inc. (IT Services)	255	4,134
The KEYW Holding Corp.* (Aerospace & Defense)	408	3,158
The Manitowoc Co., Inc.* (Machinery)	255	6,286
The Medicines Co.* (Pharmaceuticals)	408	12,277
The Meet Group, Inc.* (Internet Software & Services)	714	1,699
The New York Times Co. - Class A (Media)	765	17,938
The Rubicon Project, Inc.* (Software)	510	1,112
The St Joe Co.* (Real Estate Management & Development)	357	6,158
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,224	6,732
Theravance Biopharma, Inc.* (Pharmaceuticals)	255	6,138
Thermon Group Holdings, Inc.* (Electrical Equipment)	255	5,811
Third Point Reinsurance, Ltd.* (Insurance)	561	7,461
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	357	6,787
Tile Shop Holdings, Inc. (Specialty Retail)	255	1,747
TimkenSteel Corp.* (Metals & Mining)	306	5,138
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	357	2,267
Titan International, Inc. (Machinery)	408	4,202
Tivity Health, Inc.* (Health Care Providers & Services)	255	9,167
TiVo Corp. (Software)	714	10,103
TopBuild Corp.* (Household Durables)	255	20,323
TowneBank (Banks)	357	10,674
Travelport Worldwide, Ltd. (IT Services)	816	13,986
Tredegar Corp. (Chemicals)	255	4,488
Trevena, Inc.* (Biotechnology)	918	1,707
Trex Co., Inc.* (Building Products)	204	21,191
TRI Pointe Group, Inc.* (Household Durables)	969	16,579
TriMas Corp.* (Machinery)	306	8,293
TriNet Group, Inc.* (Professional Services)	255	13,171
Trinseo SA (Chemicals)	255	18,601
Triple-S Management Corp.* (Health Care Providers & Services)	204	5,783

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	306	$9,489
Triumph Group, Inc. (Aerospace & Defense)	306	7,237
Tronox, Ltd. - Class A (Chemicals)	459	7,886
TrueBlue, Inc.* (Professional Services)	306	8,155
TrueCar, Inc.* (Internet Software & Services)	408	4,039
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	714	6,105
Trustmark Corp. (Banks)	408	12,774
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	612	8,531
Tutor Perini Corp.* (Construction & Engineering)	255	5,266
Twilio, Inc.* (Internet Software & Services)	408	17,222
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	510	15,357
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	255	4,465
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,224	2,962
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	255	12,964
UMB Financial Corp. (Banks)	255	19,528
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	255	3,450
Umpqua Holdings Corp. (Banks)	1,275	30,038
Union Bankshares Corp. (Banks)	255	9,642
Unisys Corp.* (IT Services)	408	4,570
Unit Corp.* (Energy Equipment & Services)	357	8,097
United Bankshares, Inc. (Banks)	612	20,777
United Community Banks, Inc. (Banks)	459	14,656
United Community Financial Corp. (Thrifts & Mortgage Finance)	459	4,650
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	357	5,901
United Natural Foods, Inc.* (Food & Staples Retailing)	306	13,776
Universal Corp. (Tobacco)	153	7,199
Universal Insurance Holdings, Inc. (Insurance)	255	8,275
Univest Corp. of Pennsylvania (Banks)	204	5,865
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,836	2,772
Urban Edge Properties (Equity Real Estate Investment Trusts)	612	12,589
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	255	5,067
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	510	4,463
Valhi, Inc. (Chemicals)	612	5,080
Valley National Bancorp (Banks)	1,530	19,202
Vanda Pharmaceuticals, Inc.* (Biotechnology)	357	4,980
Varex Imaging Corp.* (Health Care Equipment & Supplies)	255	9,177
VASCO Data Security International, Inc.* (Software)	255	3,953
Vector Group, Ltd. (Tobacco)	561	10,939
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	306	4,728
Veracyte, Inc.* (Biotechnology)	306	1,854
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	714	16,428
Verint Systems, Inc.* (Software)	357	15,030
Versartis, Inc.* (Biotechnology)	255	383
Verso Corp.* - Class A (Paper & Forest Products)	561	10,132
ViaSat, Inc.* (Communications Equipment)	306	19,577
Viavi Solutions, Inc.* (Communications Equipment)	1,377	13,013
ViewRay, Inc.* (Health Care Equipment & Supplies)	408	3,011
VirnetX Holding Corp.* (Software)	561	1,234
Virtu Financial, Inc. - Class A (Capital Markets)	204	7,344
Virtusa Corp.* (IT Services)	204	9,821
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	816	14,402
Vista Outdoor, Inc.* (Leisure Products)	357	5,980
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	612	2,417
Vocera Communications, Inc.* (Health Care Technology)	204	5,114
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,326	14,825
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,224	7,466
Wabash National Corp. (Machinery)	408	8,184
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	510	10,322
WageWorks, Inc.* (Professional Services)	204	8,497
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	204	11,650
Washington Federal, Inc. (Thrifts & Mortgage Finance)	510	16,193
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,224	7,919
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	459	13,182
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	204	3,499
Watts Water Technologies, Inc. - Class A (Machinery)	153	11,399
Web.com Group, Inc.* (Internet Software & Services)	255	4,743
Weight Watchers International, Inc.* (Diversified Consumer Services)	204	14,290
Werner Enterprises, Inc. (Road & Rail)	306	10,496
WesBanco, Inc. (Banks)	255	11,169
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	459	4,636
Westamerica Bancorp (Banks)	153	8,539
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	357	3,552

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	306	$3,305
WGL Holdings, Inc. (Gas Utilities)	306	26,041
Whitestone REIT (Equity Real Estate Investment Trusts)	306	3,320
William Lyon Homes* - Class A (Household Durables)	204	5,479
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,377	2,134
Wingstop, Inc. (Hotels, Restaurants & Leisure)	204	9,967
Winnebago Industries, Inc. (Automobiles)	204	7,732
Wintrust Financial Corp. (Banks)	306	27,371
WisdomTree Investments, Inc. (Capital Markets)	816	8,625
WMIH Corp.* (Insurance)	2,397	3,284
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	561	16,808
Woodward, Inc. (Machinery)	306	22,013
Workiva, Inc.* (Software)	204	4,590
World Wrestling Entertainment, Inc. - Class A (Media)	306	12,176
Worthington Industries, Inc. (Metals & Mining)	306	13,626
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	612	12,001
WSFS Financial Corp. (Thrifts & Mortgage Finance)	204	10,220
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	459	5,545
Xencor, Inc.* (Biotechnology)	306	8,871
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	663	13,651
XO Group, Inc.* (Internet Software & Services)	204	4,423
Xperi Corp. (Semiconductors & Semiconductor Equipment)	306	6,732
Yelp, Inc.* (Internet Software & Services)	459	20,586
YRC Worldwide, Inc.* (Road & Rail)	306	2,546
ZAGG, Inc.* (Household Durables)	306	3,427
Zendesk, Inc.* (Software)	612	29,835
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,020	4,304
ZixCorp.* (Software)	561	2,833
Zogenix, Inc.* (Pharmaceuticals)	255	10,022
TOTAL COMMON STOCKS (Cost $9,497,196)		10,967,398

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	4,947	—
Dyax Corp.*^+(b) (Biotechnology)	198	220
TOTAL CONTINGENT RIGHTS (Cost $—)		220

Right (NM)
Babcock & Wilcox Enterprises, Inc.; expiring 4/30/18 at $2.00^+ (Electrical Equipment)	408	320
TOTAL RIGHT (Cost $562)		320

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (73.8%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $18,840,850	$18,840,000	$18,840,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,840,000)		18,840,000

TOTAL INVESTMENT SECURITIES (Cost $28,337,758) - 116.7%		29,807,938
Net other assets (liabilities) - (16.7)%		(4,270,289)

NET ASSETS - 100.0%		$25,537,649

*                          Non-income producing security.

^                           The Advisor has deemed these securities to be illiquid.  As of April 30, 2018, these securities represented less than 0.005% of the net assets of the Fund.

+                          These securities were fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2018, these securities represented less than 0.005% of the net assets of the Fund.

(a)                  No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                  Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $2,180,000.

ADR             American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	26	6/18/18	$2,006,160	$(31,514)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/29/18	1.90%	$5,140,000	$(67,567)
Russell 2000 Index	UBS AG	5/29/18	1.75%	7,425,401	(90,574)
				$12,565,401	$(158,141)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$160,348	0.6%
Air Freight & Logistics	45,667	0.2%
Airlines	30,019	0.1%
Auto Components	116,908	0.5%
Automobiles	7,732	NM
Banks	1,016,765	3.8%
Beverages	5,046	NM
Biotechnology	710,443	2.7%
Building Products	119,920	0.5%
Capital Markets	140,730	0.6%
Chemicals	235,715	0.9%
Commercial Services & Supplies	257,586	1.0%
Communications Equipment	188,543	0.7%
Construction & Engineering	143,399	0.6%
Construction Materials	18,657	0.1%
Consumer Finance	83,460	0.3%
Containers & Packaging	8,954	NM
Distributors	6,307	NM
Diversified Consumer Services	109,207	0.4%
Diversified Financial Services	14,963	0.1%
Diversified Telecommunication Services	62,180	0.2%
Electric Utilities	127,745	0.5%
Electrical Equipment	75,021	0.3%
Electronic Equipment, Instruments & Components	267,701	1.0%
Energy Equipment & Services	191,869	0.8%
Equity Real Estate Investment Trusts	686,809	2.6%
Food & Staples Retailing	44,432	0.2%
Food Products	67,162	0.3%
Gas Utilities	135,842	0.5%
Health Care Equipment & Supplies	465,233	1.8%
Health Care Providers & Services	238,673	0.9%
Health Care Technology	89,572	0.4%
Hotels, Restaurants & Leisure	330,178	1.3%
Household Durables	141,018	0.6%
Household Products	17,078	0.1%
Independent Power & Renewable Electricity Producers	40,880	0.2%
Industrial Conglomerates	9,333	NM
Insurance	250,555	1.0%
Internet & Direct Marketing Retail	64,791	0.3%
Internet Software & Services	377,946	1.5%
IT Services	259,428	1.0%
Leisure Products	24,180	0.1%
Life Sciences Tools & Services	67,182	0.3%
Machinery	351,153	1.4%
Marine	22,582	0.1%
Media	157,181	0.6%
Metals & Mining	147,634	0.6%
Mortgage Real Estate Investment Trusts	106,487	0.4%
Multiline Retail	36,649	0.1%
Multi-Utilities	55,315	0.2%
Oil, Gas & Consumable Fuels	303,056	1.2%
Paper & Forest Products	78,966	0.3%
Pharmaceuticals	271,696	1.1%
Professional Services	114,426	0.4%
Real Estate Management & Development	39,428	0.2%
Road & Rail	101,340	0.4%
Semiconductors & Semiconductor Equipment	381,987	1.5%
Software	489,838	1.9%
Specialty Retail	243,112	1.0%
Technology Hardware, Storage & Peripherals	65,292	0.3%
Textiles, Apparel & Luxury Goods	98,522	0.4%
Thrifts & Mortgage Finance	231,295	0.9%
Tobacco	18,138	0.1%
Trading Companies & Distributors	153,868	0.6%
Water Utilities	26,066	0.1%
Wireless Telecommunication Services	18,730	0.1%
Other **	14,569,711	57.1%
Total	$25,537,649	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (100.1%)
8x8, Inc.* (Software)	5,866	$118,787
AAON, Inc. (Building Products)	2,933	99,722
Abaxis, Inc. (Health Care Equipment & Supplies)	1,676	111,571
Actuant Corp. - Class A (Machinery)	2,514	59,205
ADTRAN, Inc. (Communications Equipment)	2,933	42,968
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	4,609	274,465
AdvanSix, Inc.* (Chemicals)	1,676	60,034
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	8,380	234,137
Aerovironment, Inc.* (Aerospace & Defense)	2,514	137,013
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	838	9,872
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,676	81,923
Alamo Group, Inc. (Machinery)	1,257	137,604
Alarm.com Holdings, Inc.* (Internet Software & Services)	1,676	67,677
Albany International Corp. - Class A (Machinery)	3,352	198,271
Allegiant Travel Co. (Airlines)	838	134,290
Amedisys, Inc.* (Health Care Providers & Services)	3,352	221,534
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	2,095	70,329
American States Water Co. (Water Utilities)	2,514	140,080
American Vanguard Corp. (Chemicals)	2,095	45,147
American Woodmark Corp.* (Building Products)	1,676	137,767
Ameris Bancorp (Banks)	2,514	129,974
AMERISAFE, Inc. (Insurance)	838	49,693
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	5,447	364,132
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	2,095	39,994
Analogic Corp. (Health Care Equipment & Supplies)	419	34,819
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	838	49,735
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	838	36,880
Apogee Enterprises, Inc. (Building Products)	1,676	68,900
Applied Optoelectronics, Inc.* (Communications Equipment)	2,095	66,956
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	2,933	39,801
ASGN, Inc.* (Insurance)	5,447	439,193
Avista Corp. (Multi-Utilities)	3,352	173,835
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	3,771	82,962
Axon Enterprise, Inc.* (Aerospace & Defense)	5,866	246,254
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	6,285	253,160
B&G Foods, Inc. - Class A (Food Products)	4,609	104,855
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	2,095	88,933
Balchem Corp. (Chemicals)	2,095	184,863
Banc of California, Inc. (Banks)	2,514	48,269
Banner Corp. (Banks)	1,676	96,202
Barnes Group, Inc. (Machinery)	5,447	302,472
BioTelemetry, Inc.* (Health Care Providers & Services)	3,352	128,046
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,257	70,203
Bottomline Technologies, Inc.* (Software)	3,771	149,030
Brady Corp. - Class A (Commercial Services & Supplies)	2,514	91,510
Brookline Bancorp, Inc. (Banks)	3,771	62,599
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	7,961	198,070
C&J Energy Services, Inc.* (Energy Equipment & Services)	1,257	37,534
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,933	297,552
CalAmp Corp.* (Communications Equipment)	4,190	82,753
Calavo Growers, Inc. (Food Products)	1,676	157,041
California Water Service Group (Water Utilities)	3,352	129,890
Callaway Golf Co. (Leisure Products)	7,123	122,942
Cal-Maine Foods, Inc.* (Food Products)	1,257	61,216
Cambrex Corp.* (Life Sciences Tools & Services)	2,514	133,116
Capella Education Co. (Diversified Consumer Services)	419	38,443
CARBO Ceramics, Inc.* (Energy Equipment & Services)	838	7,408
Career Education Corp.* (Diversified Consumer Services)	4,609	59,779
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	5,028	66,420
Cavco Industries, Inc.* (Household Durables)	838	142,753
Central Garden & Pet Co.* (Household Products)	1,257	47,125
Central Garden & Pet Co.* - Class A (Household Products)	4,190	148,745
Central Pacific Financial Corp. (Banks)	2,095	60,923
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	2,514	81,956
Chemed Corp. (Health Care Providers & Services)	1,676	516,577
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	2,933	86,641
City Holding Co. (Banks)	838	59,984
Coca-Cola Bottling Co. (Beverages)	419	70,555
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	4,609	217,314
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	3,352	71,733
Columbia Banking System, Inc. (Banks)	4,190	168,480

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Comfort Systems USA, Inc. (Construction & Engineering)	4,190	$176,818
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	838	21,369
Computer Programs & Systems, Inc. (Health Care Technology)	419	12,507
CONMED Corp. (Health Care Equipment & Supplies)	1,257	81,743
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,676	52,711
Control4 Corp.* (Electronic Equipment, Instruments & Components)	2,095	43,660
Corcept Therapeutics, Inc.* (Pharmaceuticals)	10,894	181,712
CorVel Corp.* (Health Care Providers & Services)	1,257	61,656
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	5,028	79,442
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,676	37,626
CSG Systems International, Inc. (IT Services)	1,676	71,716
CTS Corp. (Electronic Equipment, Instruments & Components)	2,095	62,745
Cubic Corp. (Aerospace & Defense)	1,257	77,620
Customers Bancorp, Inc.* (Banks)	1,676	48,302
Cutera, Inc.* (Health Care Equipment & Supplies)	1,676	84,051
CVB Financial Corp. (Banks)	6,285	139,213
Cytokinetics, Inc.* (Biotechnology)	2,514	20,866
Darling Ingredients, Inc.* (Food Products)	9,637	165,178
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	4,609	195,836
Depomed, Inc.* (Pharmaceuticals)	2,933	18,419
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,676	33,101
DineEquity, Inc. (Hotels, Restaurants & Leisure)	838	66,487
Dorman Products, Inc.* (Auto Components)	1,676	107,700
Eagle Pharmaceuticals, Inc.* (Biotechnology)	838	43,584
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	5,028	103,627
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	3,771	338,559
Ebix, Inc. (Software)	2,514	194,835
eHealth, Inc.* (Insurance)	838	15,788
El Paso Electric Co. (Electric Utilities)	2,514	128,340
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	3,771	67,878
Emergent BioSolutions, Inc.* (Biotechnology)	4,190	217,293
Employers Holdings, Inc. (Insurance)	1,676	68,548
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,676	155,952
Encore Capital Group, Inc.* (Consumer Finance)	1,676	74,750
EnPro Industries, Inc. (Machinery)	2,514	188,927
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	1,257	100,371
ESCO Technologies, Inc. (Machinery)	1,676	93,605
EVERTEC, Inc. (IT Services)	2,514	45,881
ExlService Holdings, Inc.* (IT Services)	3,771	218,001
Exponent, Inc. (Professional Services)	2,933	253,411
Extreme Networks, Inc.* (Communications Equipment)	12,989	138,982
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,257	63,479
Federal Signal Corp. (Machinery)	3,352	72,604
Financial Engines, Inc. (Capital Markets)	3,352	149,667
First Commonwealth Financial Corp. (Banks)	6,704	101,499
First Financial Bancorp (Banks)	5,028	155,617
First Financial Bankshares, Inc. (Banks)	4,609	228,375
FirstCash, Inc. (Consumer Finance)	5,447	472,255
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	8,380	96,161
Forrester Research, Inc. (IT Services)	838	33,352
Forward Air Corp. (Air Freight & Logistics)	3,352	180,974
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	7,123	161,407
Fox Factory Holding Corp.* (Auto Components)	4,190	139,317
Franklin Electric Co., Inc. (Machinery)	2,095	85,895
Gentherm, Inc.* (Auto Components)	1,676	56,649
Getty Realty Corp. (Equity Real Estate Investment Trusts)	2,095	52,480
Glacier Bancorp, Inc. (Banks)	5,447	201,702
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	4,190	77,976
Green BanCorp, Inc.* (Banks)	2,095	47,242
Green Dot Corp.* - Class A (Consumer Finance)	5,447	331,232
Griffon Corp. (Building Products)	1,676	33,352
H.B. Fuller Co. (Chemicals)	2,514	124,368
Haemonetics Corp.* (Health Care Equipment & Supplies)	3,771	294,289
Hanmi Financial Corp. (Banks)	2,095	57,822
Harsco Corp.* (Machinery)	9,218	188,508
HealthEquity, Inc.* (Health Care Providers & Services)	5,866	385,220
HealthStream, Inc. (Health Care Technology)	1,257	29,150
Heartland Express, Inc. (Road & Rail)	2,095	37,354
Heska Corp.* (Pharmaceuticals)	838	68,398
HFF, Inc. - Class A (Real Estate Management & Development)	4,190	147,237
Hillenbrand, Inc. (Machinery)	3,771	174,786
HMS Holdings Corp.* (Health Care Technology)	3,771	67,916
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	6,285	239,458
Impax Laboratories, Inc.* (Pharmaceuticals)	4,609	86,649
Independent Bank Corp. (Banks)	1,676	121,175
Ingevity Corp.* (Chemicals)	4,609	354,109
Innospec, Inc. (Chemicals)	1,257	91,384

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Innoviva, Inc.* (Pharmaceuticals)	7,961	$115,435
Inogen, Inc.* (Health Care Equipment & Supplies)	2,095	294,515
Insperity, Inc. (Professional Services)	4,190	336,248
Installed Building Products, Inc.* (Household Durables)	2,514	145,058
Integer Holdings Corp.* (Health Care Equipment & Supplies)	3,352	184,025
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	4,609	284,053
Inter Parfums, Inc. (Personal Products)	2,095	107,264
Interface, Inc. (Commercial Services & Supplies)	6,704	147,488
iRobot Corp.* (Household Durables)	3,352	195,623
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,676	109,610
J & J Snack Foods Corp. (Food Products)	1,257	172,725
James River Group Holdings, Ltd. (Insurance)	1,676	60,872
John Bean Technologies Corp. (Machinery)	3,771	406,324
KEMET Corp.* (Electronic Equipment, Instruments & Components)	5,447	93,797
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	4,609	15,256
Koppers Holdings, Inc.* (Chemicals)	2,514	110,113
Korn/Ferry International (Professional Services)	6,285	335,996
Kraton Performance Polymers, Inc.* (Chemicals)	3,771	172,222
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	7,961	182,227
Lannett Co., Inc.* (Pharmaceuticals)	2,095	32,682
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	3,352	59,666
La-Z-Boy, Inc. (Household Durables)	2,933	84,470
LCI Industries (Auto Components)	2,933	279,514
LegacyTexas Financial Group, Inc. (Banks)	5,028	206,499
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	1,676	52,710
Lexington Realty Trust (Equity Real Estate Investment Trusts)	24,721	198,757
Lgi Homes, Inc.* (Household Durables)	2,095	144,974
LHC Group, Inc.* (Health Care Providers & Services)	2,933	218,274
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	2,514	389,293
Lindsay Corp. (Machinery)	419	36,813
Lithia Motors, Inc. - Class A (Specialty Retail)	1,257	120,496
LivePerson, Inc.* (Internet Software & Services)	2,933	49,274
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	2,514	90,881
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	2,095	50,427
Luminex Corp. (Life Sciences Tools & Services)	2,514	53,674
Lydall, Inc.* (Machinery)	838	37,375
M.D.C. Holdings, Inc. (Household Durables)	2,514	72,931
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	2,514	308,242
Marten Transport, Ltd. (Road & Rail)	2,514	49,023
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	7,123	159,057
Medifast, Inc. (Personal Products)	1,257	126,178
Mercury Systems, Inc.* (Aerospace & Defense)	5,447	174,740
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	2,095	30,587
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	5,866	284,501
Meritage Homes Corp.* (Household Durables)	2,095	93,228
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	838	93,144
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,095	83,591
MGP Ingredients, Inc. (Beverages)	1,257	120,408
MicroStrategy, Inc.* - Class A (Software)	419	53,406
MiMedx Group, Inc.* (Biotechnology)	11,732	96,320
Mobile Mini, Inc. (Commercial Services & Supplies)	2,933	123,186
Momenta Pharmaceuticals, Inc.* (Biotechnology)	8,799	183,019
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	1,257	53,624
Monotype Imaging Holdings, Inc. (Software)	2,933	64,966
Moog, Inc.* - Class A (Aerospace & Defense)	1,676	137,382
Motorcar Parts of America, Inc.* (Auto Components)	838	15,956
Multi-Color Corp. (Commercial Services & Supplies)	838	54,428
Myers Industries, Inc. (Containers & Packaging)	1,676	39,051
Myriad Genetics, Inc.* (Biotechnology)	7,961	225,217
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	2,095	51,998
National Bank Holdings Corp. (Banks)	2,933	103,183
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	5,866	154,393
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,095	69,240
Nautilus, Inc.* (Leisure Products)	1,676	24,386
Neenah Paper, Inc. (Paper & Forest Products)	838	65,364
Neogen Corp.* (Health Care Equipment & Supplies)	5,866	399,767
NIC, Inc. (Internet Software & Services)	3,352	49,777
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	6,704	92,850
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	3,352	53,096
Northwest Natural Gas Co. (Gas Utilities)	1,257	77,054
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	3,352	97,208
Oclaro, Inc.* (Communications Equipment)	10,475	82,962

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	5,447	$338,803
Omnicell, Inc.* (Health Care Technology)	4,609	198,648
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	7,123	126,291
Orthofix International N.V.* (Health Care Equipment & Supplies)	2,095	127,837
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	838	53,649
Pacific Premier Bancorp, Inc.* (Banks)	4,609	183,208
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	838	14,271
Patrick Industries, Inc.* (Building Products)	2,933	166,888
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	1,257	14,016
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	9,637	292,097
PetMed Express, Inc. (Internet & Direct Marketing Retail)	2,514	84,118
PGT, Inc.* (Building Products)	5,866	102,362
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	2,095	88,619
Piper Jaffray Cos. (Capital Markets)	838	58,702
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	2,095	142,041
ProAssurance Corp. (Insurance)	2,933	138,731
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,933	19,094
Progress Software Corp. (Software)	5,447	201,158
ProPetro Holding Corp.* (Energy Equipment & Services)	4,609	84,344
Proto Labs, Inc.* (Machinery)	2,933	349,466
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	1,257	144,907
Quaker Chemical Corp. (Chemicals)	838	123,178
Quality Systems, Inc.* (Health Care Technology)	5,447	73,153
Qualys, Inc.* (Software)	3,771	290,177
Quanex Building Products Corp. (Building Products)	2,514	43,115
QuinStreet, Inc.* (Internet Software & Services)	4,190	47,096
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	2,514	21,243
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	12,570	169,695
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	5,866	70,099
Raven Industries, Inc. (Industrial Conglomerates)	4,190	153,354
Repligen Corp.* (Biotechnology)	4,190	155,030
Restoration Hardware, Inc.* (Specialty Retail)	2,095	199,968
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	6,285	108,102
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,095	35,028
RLI Corp. (Insurance)	2,095	132,572
Rogers Corp.* (Electronic Equipment, Instruments & Components)	2,095	223,536
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	3,771	95,595
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	3,352	90,001
S&T Bancorp, Inc. (Banks)	2,095	89,415
Saia, Inc.* (Road & Rail)	2,095	138,375
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	838	40,098
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,676	65,414
Seacoast Banking Corp. of Florida* (Banks)	4,190	115,770
Select Medical Holdings Corp.* (Health Care Providers & Services)	7,123	128,570
Selective Insurance Group, Inc. (Insurance)	4,190	248,048
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	4,609	181,134
ServisFirst Bancshares, Inc. (Banks)	5,028	210,974
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,095	99,743
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	2,095	169,528
Shutterstock, Inc.* (Internet Software & Services)	2,095	88,283
Simpson Manufacturing Co., Inc. (Building Products)	4,609	252,020
Sleep Number Corp.* (Specialty Retail)	4,190	118,745
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,514	132,362
Sonic Corp. (Hotels, Restaurants & Leisure)	2,514	65,138
South Jersey Industries, Inc. (Gas Utilities)	4,190	129,471
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	6,704	106,728
Sps Commerce, Inc.* (Internet Software & Services)	2,095	143,654
Stamps.com, Inc.* (Internet Software & Services)	1,676	381,710
Standex International Corp. (Machinery)	838	81,244
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	3,352	161,734
Strayer Education, Inc. (Diversified Consumer Services)	838	88,049
Sturm, Ruger & Co., Inc. (Leisure Products)	838	46,300
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	7,542	109,208
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	5,866	275,114
SurModics, Inc.* (Health Care Equipment & Supplies)	1,676	62,599
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	1,676	68,699
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	838	29,171
Tailored Brands, Inc. (Specialty Retail)	2,933	92,536
Tennant Co. (Machinery)	838	62,012
Tetra Tech, Inc. (Commercial Services & Supplies)	3,352	162,236

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Children’s Place, Inc. (Specialty Retail)	1,257	$160,330
The E.W. Scripps Co. - Class A (Media)	3,352	37,308
The Ensign Group, Inc. (Health Care Providers & Services)	2,933	81,743
The Medicines Co.* (Pharmaceuticals)	3,352	100,862
The Providence Service Corp.* (Health Care Providers & Services)	1,257	95,381
Third Point Reinsurance, Ltd.* (Insurance)	9,637	128,172
Tivity Health, Inc.* (Health Care Providers & Services)	3,771	135,567
Tompkins Financial Corp. (Banks)	419	32,556
TopBuild Corp.* (Household Durables)	4,190	333,943
Trex Co., Inc.* (Building Products)	3,352	348,207
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	5,028	42,989
TTEC Holdings, Inc. (IT Services)	1,676	53,632
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	10,475	146,022
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	838	76,468
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	2,933	51,357
UniFirst Corp. (Commercial Services & Supplies)	838	134,583
United Community Banks, Inc. (Banks)	4,609	147,165
Universal Forest Products, Inc. (Building Products)	3,771	120,219
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	1,257	75,332
Universal Insurance Holdings, Inc. (Insurance)	2,514	81,579
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,257	24,977
US Concrete, Inc.* (Construction Materials)	1,676	97,962
US Ecology, Inc. (Commercial Services & Supplies)	1,676	89,331
Varex Imaging Corp.* (Health Care Equipment & Supplies)	2,514	90,479
Viad Corp. (Commercial Services & Supplies)	1,257	63,793
Viavi Solutions, Inc.* (Communications Equipment)	15,922	150,463
Vicor Corp.* (Electrical Equipment)	1,676	60,085
Virtusa Corp.* (IT Services)	2,933	141,195
Vonage Holdings Corp.* (Diversified Telecommunication Services)	23,883	267,012
Wabash National Corp. (Machinery)	3,352	67,241
WageWorks, Inc.* (Professional Services)	4,609	191,965
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	3,352	191,433
Watts Water Technologies, Inc. - Class A (Machinery)	1,257	93,647
WD-40 Co. (Household Products)	838	110,532
Westamerica Bancorp (Banks)	1,257	70,153
Whitestone REIT (Equity Real Estate Investment Trusts)	2,095	22,731
William Lyon Homes* - Class A (Household Durables)	1,676	45,017
Wingstop, Inc. (Hotels, Restaurants & Leisure)	3,352	163,779
Winnebago Industries, Inc. (Automobiles)	3,352	127,041
WisdomTree Investments, Inc. (Capital Markets)	7,123	75,290
World Wrestling Entertainment, Inc. - Class A (Media)	4,609	183,392
XO Group, Inc.* (Internet Software & Services)	2,933	63,587
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,095	46,090
TOTAL COMMON STOCKS (Cost $37,446,997)		41,811,461

TOTAL INVESTMENT SECURITIES (Cost $37,446,997) - 100.1%		41,811,461
Net other assets (liabilities) - (0.1)%		(38,496)

NET ASSETS - 100.0%		$41,772,965

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,007,146	2.4%
Air Freight & Logistics	180,974	0.4%
Airlines	134,290	0.3%
Auto Components	599,136	1.4%
Automobiles	127,041	0.3%
Banks	2,886,301	7.0%
Beverages	190,963	0.5%
Biotechnology	1,612,396	3.9%
Building Products	1,372,552	3.3%
Capital Markets	283,659	0.7%
Chemicals	1,265,418	3.0%
Commercial Services & Supplies	887,798	2.1%
Communications Equipment	565,084	1.4%
Construction & Engineering	176,818	0.4%
Construction Materials	97,962	0.2%
Consumer Finance	878,237	2.1%
Containers & Packaging	39,051	0.1%
Diversified Consumer Services	186,271	0.4%
Diversified Telecommunication Services	484,326	1.2%
Electric Utilities	128,340	0.3%
Electrical Equipment	60,085	0.1%
Electronic Equipment, Instruments & Components	1,400,872	3.4%
Energy Equipment & Services	129,287	0.3%
Equity Real Estate Investment Trusts	2,140,017	5.1%
Food Products	661,014	1.6%
Gas Utilities	206,525	0.5%
Health Care Equipment & Supplies	2,776,419	6.7%
Health Care Providers & Services	2,413,168	5.8%
Health Care Technology	450,073	1.1%
Hotels, Restaurants & Leisure	1,405,150	3.4%
Household Durables	1,257,997	3.0%
Household Products	306,402	0.7%
Industrial Conglomerates	153,354	0.4%
Insurance	1,363,196	3.3%
Internet & Direct Marketing Retail	350,854	0.8%
Internet Software & Services	891,058	2.1%
IT Services	563,777	1.3%
Leisure Products	193,628	0.5%
Life Sciences Tools & Services	186,790	0.4%
Machinery	2,636,000	6.3%
Media	220,700	0.5%
Multiline Retail	338,803	0.8%
Multi-Utilities	173,835	0.4%
Oil, Gas & Consumable Fuels	87,739	0.2%
Paper & Forest Products	130,778	0.3%
Personal Products	233,442	0.6%
Pharmaceuticals	1,057,619	2.5%
Professional Services	1,117,620	2.7%
Real Estate Management & Development	147,237	0.4%
Road & Rail	224,752	0.5%
Semiconductors & Semiconductor Equipment	2,343,727	5.6%
Software	1,072,359	2.6%
Specialty Retail	742,502	1.8%
Textiles, Apparel & Luxury Goods	241,176	0.6%
Thrifts & Mortgage Finance	759,773	1.8%
Water Utilities	269,970	0.6%
Other **	(38,496)	(0.1)%
Total	$41,772,965	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (100.1%)
8x8, Inc.* (Software)	3,298	$66,785
A. Schulman, Inc. (Chemicals)	2,231	95,710
AAON, Inc. (Building Products)	1,164	39,576
AAR Corp. (Aerospace & Defense)	2,522	109,203
Abaxis, Inc. (Health Care Equipment & Supplies)	776	51,658
Abercrombie & Fitch Co. - Class A (Specialty Retail)	5,238	134,197
ABM Industries, Inc. (Commercial Services & Supplies)	5,044	157,019
Acadia Realty Trust (Equity Real Estate Investment Trusts)	6,402	151,088
Aceto Corp. (Health Care Providers & Services)	2,328	5,867
Acorda Therapeutics, Inc.* (Biotechnology)	3,589	82,906
Actuant Corp. - Class A (Machinery)	2,813	66,246
ADTRAN, Inc. (Communications Equipment)	1,843	27,000
AdvanSix, Inc.* (Chemicals)	1,067	38,220
Aegion Corp.* (Construction & Engineering)	2,522	57,224
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	582	6,856
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,164	56,896
AK Steel Holding Corp.* (Metals & Mining)	24,153	110,862
Alarm.com Holdings, Inc.* (Internet Software & Services)	873	35,252
Allegiant Travel Co. (Airlines)	388	62,177
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,619	53,820
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,746	58,613
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	7,566	116,062
American Equity Investment Life Holding Co. (Insurance)	6,887	207,986
American Public Education, Inc.* (Diversified Consumer Services)	1,261	50,818
American States Water Co. (Water Utilities)	1,067	59,453
American Vanguard Corp. (Chemicals)	582	12,542
Ameris Bancorp (Banks)	1,164	60,179
AMERISAFE, Inc. (Insurance)	873	51,769
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,358	25,924
Analogic Corp. (Health Care Equipment & Supplies)	582	48,364
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,813	54,516
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	485	21,345
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	2,231	131,406
Apogee Enterprises, Inc. (Building Products)	970	39,877
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	8,439	152,071
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	3,007	192,297
ArcBest Corp. (Road & Rail)	1,940	62,274
Archrock, Inc. (Energy Equipment & Services)	9,894	106,855
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,455	19,744
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	3,201	72,439
Asbury Automotive Group, Inc.* (Specialty Retail)	1,455	97,558
Ascena Retail Group, Inc.* (Specialty Retail)	13,095	29,071
Astec Industries, Inc. (Machinery)	1,455	80,840
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,940	122,996
ATN International, Inc. (Diversified Telecommunication Services)	873	46,269
Avista Corp. (Multi-Utilities)	2,910	150,913
Avon Products, Inc.* (Personal Products)	33,756	85,403
AZZ, Inc. (Electrical Equipment)	2,037	90,748
B&G Foods, Inc. - Class A (Food Products)	1,843	41,928
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	776	32,941
Balchem Corp. (Chemicals)	970	85,593
Banc of California, Inc. (Banks)	1,455	27,936
Banner Corp. (Banks)	1,455	83,517
Barnes & Noble Education, Inc.* (Specialty Retail)	2,910	20,923
Barnes & Noble, Inc. (Specialty Retail)	4,365	24,226
Bel Fuse, Inc. - Class B (Communications Equipment)	776	15,016
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	6,402	68,500
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	3,783	99,493
Big 5 Sporting Goods Corp. (Specialty Retail)	1,552	13,037
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	582	32,505
Blucora, Inc.* (Internet Software & Services)	3,589	93,313
Boise Cascade Co. (Paper & Forest Products)	2,910	121,056
Boston Private Financial Holdings, Inc. (Banks)	6,499	104,309
Brady Corp. - Class A (Commercial Services & Supplies)	2,037	74,147
Briggs & Stratton Corp. (Machinery)	3,298	59,463
Bristow Group, Inc. (Energy Equipment & Services)	2,425	38,921
Brookline Bancorp, Inc. (Banks)	3,395	56,357
C&J Energy Services, Inc.* (Energy Equipment & Services)	3,880	115,857
CACI International, Inc.* - Class A (IT Services)	1,843	278,385
Caleres, Inc. (Specialty Retail)	3,298	107,944
California Water Service Group (Water Utilities)	1,358	52,623
Callaway Golf Co. (Leisure Products)	2,425	41,856
Cal-Maine Foods, Inc.* (Food Products)	1,358	66,135
Cambrex Corp.* (Life Sciences Tools & Services)	970	51,362

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Capella Education Co. (Diversified Consumer Services)	485	$44,499
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	7,178	63,166
CARBO Ceramics, Inc.* (Energy Equipment & Services)	1,164	10,290
Cardtronics PLC* - Class A (IT Services)	3,492	91,665
Career Education Corp.* (Diversified Consumer Services)	1,843	23,904
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,425	32,034
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	5,917	118,754
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	13,192	55,143
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	6,014	23,394
Central Pacific Financial Corp. (Banks)	873	25,387
Century Aluminum Co.* (Metals & Mining)	3,783	66,089
Chart Industries, Inc.* (Machinery)	2,328	132,090
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	3,492	66,523
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	2,619	77,365
Chico’s FAS, Inc. (Specialty Retail)	9,797	97,284
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,261	36,065
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	3,298	49,965
CIRCOR International, Inc. (Machinery)	1,261	53,429
City Holding Co. (Banks)	582	41,660
Clearwater Paper Corp.* (Paper & Forest Products)	1,261	29,823
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,723	18,256
Columbia Banking System, Inc. (Banks)	2,813	113,111
Community Bank System, Inc. (Banks)	3,880	218,249
Community Health Systems, Inc.* (Health Care Providers & Services)	8,827	33,366
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	679	17,315
Computer Programs & Systems, Inc. (Health Care Technology)	485	14,477
Comtech Telecommunications Corp. (Communications Equipment)	1,843	56,377
CONMED Corp. (Health Care Equipment & Supplies)	970	63,079
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	873	27,456
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	4,947	55,901
Cooper-Standard Holding, Inc.* (Auto Components)	1,261	156,112
Core-Mark Holding Co., Inc. (Distributors)	3,492	71,970
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	3,104	74,030
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,746	27,587
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,813	35,388
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,358	30,487
CSG Systems International, Inc. (IT Services)	1,358	58,109
CTS Corp. (Electronic Equipment, Instruments & Components)	1,164	34,862
Cubic Corp. (Aerospace & Defense)	970	59,898
Customers Bancorp, Inc.* (Banks)	1,164	33,546
CVB Financial Corp. (Banks)	3,589	79,496
Cytokinetics, Inc.* (Biotechnology)	2,328	19,322
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	3,007	27,093
Darling Ingredients, Inc.* (Food Products)	6,208	106,405
Dean Foods Co. (Food Products)	6,984	60,132
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	30,846	101,483
Depomed, Inc.* (Pharmaceuticals)	2,813	17,666
DHI Group, Inc.* (Internet Software & Services)	3,589	5,025
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	15,326	169,353
Digi International, Inc.* (Communications Equipment)	2,037	23,426
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,358	26,821
DineEquity, Inc. (Hotels, Restaurants & Leisure)	679	53,872
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,910	83,080
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	3,686	80,317
Donnelley Financial Solutions, Inc.* (Capital Markets)	2,619	48,190
Dorman Products, Inc.* (Auto Components)	1,164	74,799
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,746	20,865
DSW, Inc. - Class A (Specialty Retail)	5,529	123,297
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,261	45,774
Echo Global Logistics, Inc.* (Air Freight & Logistics)	2,037	55,610
eHealth, Inc.* (Insurance)	582	10,965
El Paso Electric Co. (Electric Utilities)	1,455	74,278
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,649	16,490
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	3,492	96,729
Employers Holdings, Inc. (Insurance)	1,358	55,542
Encore Capital Group, Inc.* (Consumer Finance)	776	34,610
Encore Wire Corp. (Electrical Equipment)	1,552	81,713
Engility Holdings, Inc.* (Aerospace & Defense)	1,358	34,520
Enova International, Inc.* (Consumer Finance)	2,619	76,737
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	388	30,982

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Era Group, Inc.* (Energy Equipment & Services)	1,552	$16,374
ESCO Technologies, Inc. (Machinery)	776	43,340
Essendant, Inc. (Commercial Services & Supplies)	2,910	21,650
Ethan Allen Interiors, Inc. (Household Durables)	1,940	42,777
EVERTEC, Inc. (IT Services)	2,813	51,337
Express, Inc.* (Specialty Retail)	6,014	47,150
Exterran Corp.* (Energy Equipment & Services)	2,425	71,028
EZCORP, Inc.* - Class A (Consumer Finance)	3,977	54,485
Fabrinet* (Electronic Equipment, Instruments & Components)	2,813	79,355
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	485	24,493
Federal Signal Corp. (Machinery)	2,231	48,323
Fidelity Southern Corp. (Banks)	1,649	37,482
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	2,037	42,777
Financial Engines, Inc. (Capital Markets)	2,619	116,938
Finisar Corp.* (Communications Equipment)	8,730	136,013
First BanCorp.* (Banks)	13,968	100,849
First Commonwealth Financial Corp. (Banks)	3,007	45,526
First Financial Bancorp (Banks)	4,074	126,090
First Financial Bankshares, Inc. (Banks)	2,134	105,740
First Midwest Bancorp, Inc. (Banks)	7,857	191,004
Flotek Industries, Inc.* (Chemicals)	4,365	15,583
Forrester Research, Inc. (IT Services)	291	11,582
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,298	49,305
Francesca’s Holdings Corp.* (Specialty Retail)	2,813	13,924
Franklin Electric Co., Inc. (Machinery)	1,455	59,655
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	8,245	64,146
Fred’s, Inc. - Class A (Multiline Retail)	2,716	6,505
Frontier Communications Corp. (Diversified Telecommunication Services)	6,014	49,916
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	1,261	8,121
FTI Consulting, Inc.* (Professional Services)	2,910	169,944
FutureFuel Corp. (Chemicals)	1,940	22,698
Gannett Co., Inc. (Media)	8,633	83,481
General Cable Corp. (Electrical Equipment)	3,880	115,042
Genesco, Inc.* (Specialty Retail)	1,552	66,348
Gentherm, Inc.* (Auto Components)	1,552	52,458
Geospace Technologies Corp.* (Energy Equipment & Services)	1,067	11,246
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,164	29,158
Gibraltar Industries, Inc.* (Building Products)	2,425	85,238
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	3,201	116,804
Glacier Bancorp, Inc. (Banks)	2,522	93,390
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,425	45,129
Government Properties Income Trust (Equity Real Estate Investment Trusts)	7,566	94,499
Great Western Bancorp, Inc. (Banks)	4,559	187,557
Green BanCorp, Inc.* (Banks)	582	13,124
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	3,007	55,930
Greenhill & Co., Inc. (Capital Markets)	1,940	39,382
Griffon Corp. (Building Products)	1,164	23,164
Group 1 Automotive, Inc. (Specialty Retail)	1,552	101,423
GUESS?, Inc. (Specialty Retail)	4,559	106,179
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	1,067	10,670
H.B. Fuller Co. (Chemicals)	2,134	105,568
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,552	121,119
Hanmi Financial Corp. (Banks)	1,164	32,126
Harmonic, Inc.* (Communications Equipment)	6,305	23,013
Haverty Furniture Cos., Inc. (Specialty Retail)	1,455	26,408
Hawaiian Holdings, Inc. (Airlines)	3,977	163,852
Hawkins, Inc. (Chemicals)	776	25,220
Haynes International, Inc. (Metals & Mining)	970	40,556
HCI Group, Inc. (Insurance)	582	24,380
HealthStream, Inc. (Health Care Technology)	970	22,494
Heartland Express, Inc. (Road & Rail)	2,328	41,508
Heidrick & Struggles International, Inc. (Professional Services)	1,455	54,781
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	10,670	82,372
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	2,910	54,650
Hibbett Sports, Inc.* (Specialty Retail)	1,455	39,576
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	7,566	52,281
Hillenbrand, Inc. (Machinery)	2,328	107,902
HMS Holdings Corp.* (Health Care Technology)	3,783	68,132
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	2,037	51,944
Hope Bancorp, Inc. (Banks)	9,894	171,067
Horace Mann Educators Corp. (Insurance)	3,104	138,749
Hub Group, Inc.* - Class A (Air Freight & Logistics)	2,619	115,105
Impax Laboratories, Inc.* (Pharmaceuticals)	2,425	45,590
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	6,499	61,091
Independent Bank Corp. (Banks)	1,067	77,144
Infinity Property & Casualty Corp. (Insurance)	873	115,236
Innophos Holdings, Inc. (Chemicals)	1,455	60,208
Innospec, Inc. (Chemicals)	970	70,519
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,716	96,282
Insteel Industries, Inc. (Building Products)	1,358	40,781

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,843	$113,585
INTL FCStone, Inc.* (Capital Markets)	1,164	52,170
Invacare Corp. (Health Care Equipment & Supplies)	2,522	45,900
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	8,536	138,539
Investment Technology Group, Inc. (Capital Markets)	2,522	50,995
Iridium Communications, Inc.* (Diversified Telecommunication Services)	6,402	76,184
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,552	101,501
J & J Snack Foods Corp. (Food Products)	388	53,315
J.C. Penney Co., Inc.* (Multiline Retail)	23,959	69,721
James River Group Holdings, Ltd. (Insurance)	873	31,707
John B. Sanfilippo & Son, Inc. (Food Products)	679	38,628
Kaiser Aluminum Corp. (Metals & Mining)	1,261	124,258
Kaman Corp. - Class A (Trading Companies & Distributors)	2,134	129,406
KapStone Paper & Packaging Corp. (Paper & Forest Products)	6,693	230,372
Kelly Services, Inc. - Class A (Professional Services)	2,328	68,117
Kindred Healthcare, Inc.* (Health Care Providers & Services)	6,984	62,158
Kirkland’s, Inc.* (Specialty Retail)	1,261	13,354
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	6,402	94,237
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,649	5,458
Lannett Co., Inc.* (Pharmaceuticals)	873	13,619
La-Z-Boy, Inc. (Household Durables)	1,746	50,285
Lindsay Corp. (Machinery)	388	34,090
Liquidity Services, Inc.* (Internet Software & Services)	1,940	12,513
Lithia Motors, Inc. - Class A (Specialty Retail)	873	83,686
LivePerson, Inc.* (Internet Software & Services)	2,134	35,851
LSB Industries, Inc.* (Chemicals)	1,552	8,583
LSC Communications, Inc. (Commercial Services & Supplies)	2,716	47,476
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,455	52,598
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	873	21,013
Luminex Corp. (Life Sciences Tools & Services)	1,455	31,064
Lydall, Inc.* (Machinery)	776	34,610
M.D.C. Holdings, Inc. (Household Durables)	1,649	47,837
M/I Homes, Inc.* (Household Durables)	2,134	65,045
Magellan Health, Inc.* (Health Care Providers & Services)	1,843	154,535
Maiden Holdings, Ltd. (Insurance)	5,238	40,071
ManTech International Corp. - Class A (IT Services)	2,037	120,366
MarineMax, Inc.* (Specialty Retail)	1,649	35,618
Marten Transport, Ltd. (Road & Rail)	1,261	24,590
Materion Corp. (Metals & Mining)	1,552	78,764
Matrix Service Co.* (Energy Equipment & Services)	2,037	31,370
Matson, Inc. (Marine)	3,298	96,401
Matthews International Corp. - Class A (Commercial Services & Supplies)	2,522	123,956
McDermott International, Inc.* (Energy Equipment & Services)	21,728	143,405
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,940	28,324
Meritage Homes Corp.* (Household Durables)	1,358	60,431
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,455	58,055
MicroStrategy, Inc.* - Class A (Software)	388	49,454
Mobile Mini, Inc. (Commercial Services & Supplies)	1,455	61,110
Monotype Imaging Holdings, Inc. (Software)	1,164	25,783
Monro Muffler Brake, Inc. (Specialty Retail)	2,522	141,105
Moog, Inc.* - Class A (Aerospace & Defense)	1,358	111,315
Motorcar Parts of America, Inc.* (Auto Components)	776	14,775
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,164	45,920
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	1,358	68,986
Mueller Industries, Inc. (Machinery)	4,365	118,640
Multi-Color Corp. (Commercial Services & Supplies)	582	37,801
Myers Industries, Inc. (Containers & Packaging)	582	13,561
MYR Group, Inc.* (Construction & Engineering)	1,261	37,830
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	582	14,445
National Presto Industries, Inc. (Aerospace & Defense)	388	37,151
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,261	41,676
Nautilus, Inc.* (Leisure Products)	1,261	18,348
Navigant Consulting, Inc.* (Professional Services)	3,492	74,694
NBT Bancorp, Inc. (Banks)	3,298	120,509
Neenah Paper, Inc. (Paper & Forest Products)	679	52,962
NETGEAR, Inc.* (Communications Equipment)	2,425	134,103
New Media Investment Group, Inc. (Media)	4,074	67,547
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	8,536	51,728
Newpark Resources, Inc.* (Energy Equipment & Services)	6,887	72,314
NIC, Inc. (Internet Software & Services)	2,716	40,333
Noble Corp. PLC* (Energy Equipment & Services)	18,915	88,333
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,358	21,511

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	7,857	$130,425
Northwest Natural Gas Co. (Gas Utilities)	1,261	77,299
Oclaro, Inc.* (Communications Equipment)	5,820	46,094
OFG Bancorp (Banks)	3,395	45,833
Oil States International, Inc.* (Energy Equipment & Services)	4,559	163,896
Old National Bancorp (Banks)	10,282	176,850
Olympic Steel, Inc. (Metals & Mining)	679	15,923
Opus Bank (Banks)	1,358	38,296
Orion Marine Group, Inc.* (Construction & Engineering)	2,134	12,932
Oritani Financial Corp. (Thrifts & Mortgage Finance)	3,007	46,007
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	679	43,470
Owens & Minor, Inc. (Health Care Providers & Services)	4,753	77,236
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	1,261	97,147
P.H. Glatfelter Co. (Paper & Forest Products)	3,395	70,922
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,940	32,728
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	873	14,867
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,044	270,057
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	1,261	14,060
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	5,432	52,582
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	4,656	81,899
Perficient, Inc.* (IT Services)	2,716	67,167
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	970	25,172
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	5,335	40,813
Pioneer Energy Services Corp.* (Energy Equipment & Services)	5,917	20,414
Piper Jaffray Cos. (Capital Markets)	582	40,769
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,619	143,626
Powell Industries, Inc. (Electrical Equipment)	679	20,404
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	873	59,189
PRA Group, Inc.* (Consumer Finance)	3,492	124,314
ProAssurance Corp. (Insurance)	2,134	100,938
Progenics Pharmaceuticals, Inc.* (Biotechnology)	3,298	21,470
ProPetro Holding Corp.* (Energy Equipment & Services)	1,261	23,076
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	4,656	121,615
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	679	78,275
Quaker Chemical Corp. (Chemicals)	388	57,032
Quanex Building Products Corp. (Building Products)	1,067	18,299
Quorum Health Corp.* (Health Care Providers & Services)	2,134	15,045
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,686	31,147
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	2,231	26,660
Rayonier Advanced Materials, Inc. (Chemicals)	3,977	85,108
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,358	73,536
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	970	60,480
Regis Corp.* (Diversified Consumer Services)	2,716	42,424
Rent-A-Center, Inc. (Specialty Retail)	4,074	41,188
Resources Connection, Inc. (Professional Services)	2,231	34,915
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	4,268	73,410
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	485	36,268
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,813	47,033
RLI Corp. (Insurance)	1,746	110,487
Roadrunner Transportation Systems, Inc.* (Road & Rail)	2,425	5,214
S&T Bancorp, Inc. (Banks)	1,358	57,959
Safety Insurance Group, Inc. (Insurance)	1,164	93,120
Saia, Inc.* (Road & Rail)	582	38,441
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	5,432	160,243
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	388	18,566
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,940	66,542
Scholastic Corp. (Media)	2,134	88,348
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,358	53,003
Seacoast Banking Corp. of Florida* (Banks)	873	24,121
SEACOR Holdings, Inc. (Energy Equipment & Services)	1,261	69,153
Select Medical Holdings Corp.* (Health Care Providers & Services)	3,492	63,031
Selective Insurance Group, Inc. (Insurance)	1,649	97,621
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,843	72,430
Seneca Foods Corp.* - Class A (Food Products)	485	13,362
Shoe Carnival, Inc. (Specialty Retail)	873	21,275
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	970	78,492
Simmons First National Corp. - Class A (Banks)	6,014	181,623
SkyWest, Inc. (Airlines)	3,977	226,292
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,164	61,285

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,843	$36,491
Sonic Corp. (Hotels, Restaurants & Leisure)	1,358	35,186
South Jersey Industries, Inc. (Gas Utilities)	3,395	104,906
Southside Bancshares, Inc. (Banks)	2,134	74,327
SpartanNash Co. (Food & Staples Retailing)	2,716	49,377
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,328	37,062
Spire, Inc. (Gas Utilities)	3,686	265,944
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,552	23,125
SPX Corp.* (Machinery)	3,298	104,349
SPX FLOW, Inc.* (Machinery)	3,298	148,409
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	18,527	204,538
Standard Motor Products, Inc. (Auto Components)	1,552	70,383
Standex International Corp. (Machinery)	485	47,021
Stepan Co. (Chemicals)	1,552	109,136
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,746	84,245
Stewart Information Services Corp. (Insurance)	1,843	76,872
Strayer Education, Inc. (Diversified Consumer Services)	291	30,575
Sturm, Ruger & Co., Inc. (Leisure Products)	776	42,874
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	2,813	40,732
SunCoke Energy, Inc.* (Metals & Mining)	4,947	56,841
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,910	51,507
Superior Industries International, Inc. (Auto Components)	1,746	22,960
SUPERVALU, Inc.* (Food & Staples Retailing)	2,910	50,954
Sykes Enterprises, Inc.* (IT Services)	3,104	89,271
Synchronoss Technologies, Inc.* (Software)	3,395	38,024
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	485	16,883
Tailored Brands, Inc. (Specialty Retail)	1,843	58,147
Team, Inc.* (Commercial Services & Supplies)	2,328	39,460
Tennant Co. (Machinery)	776	57,424
Tetra Tech, Inc. (Commercial Services & Supplies)	1,940	93,896
TETRA Technologies, Inc.* (Energy Equipment & Services)	9,603	37,740
The Andersons, Inc. (Food & Staples Retailing)	2,037	66,508
The Buckle, Inc. (Specialty Retail)	2,134	49,189
The Cato Corp. - Class A (Specialty Retail)	1,746	28,303
The Children’s Place, Inc. (Specialty Retail)	388	49,489
The E.W. Scripps Co. - Class A (Media)	1,940	21,592
The Ensign Group, Inc. (Health Care Providers & Services)	1,649	45,958
The Finish Line, Inc. - Class A (Specialty Retail)	3,104	42,121
The Greenbrier Cos., Inc. (Machinery)	2,231	97,829
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,455	43,359
The Medicines Co.* (Pharmaceuticals)	2,619	78,805
The Navigators Group, Inc. (Insurance)	1,746	98,649
Tile Shop Holdings, Inc. (Specialty Retail)	2,619	17,940
TimkenSteel Corp.* (Metals & Mining)	3,007	50,488
Titan International, Inc. (Machinery)	3,783	38,965
TiVo Corp. (Software)	9,409	133,137
Tompkins Financial Corp. (Banks)	485	37,685
Travelport Worldwide, Ltd. (IT Services)	9,603	164,595
Tredegar Corp. (Chemicals)	1,940	34,144
Triumph Group, Inc. (Aerospace & Defense)	3,783	89,468
TrueBlue, Inc.* (Professional Services)	3,104	82,722
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	3,977	34,003
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	291	26,554
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	6,208	186,923
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	873	15,286
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,261	37,338
UniFirst Corp. (Commercial Services & Supplies)	582	93,469
Unit Corp.* (Energy Equipment & Services)	4,074	92,398
United Community Banks, Inc. (Banks)	2,619	83,625
United Fire Group, Inc. (Insurance)	1,649	82,928
United Insurance Holdings Corp. (Insurance)	1,552	29,271
Universal Corp. (Tobacco)	1,940	91,277
Universal Electronics, Inc.* (Household Durables)	1,067	49,402
Universal Forest Products, Inc. (Building Products)	2,231	71,124
Universal Insurance Holdings, Inc. (Insurance)	873	28,329
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,358	26,983
US Ecology, Inc. (Commercial Services & Supplies)	679	36,191
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,358	48,874
VASCO Data Security International, Inc.* (Software)	2,328	36,084
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	3,686	56,949
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,455	16,558
Veritiv Corp.* (Trading Companies & Distributors)	873	33,218
Viad Corp. (Commercial Services & Supplies)	776	39,382
Viavi Solutions, Inc.* (Communications Equipment)	6,596	62,332

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Virtus Investment Partners, Inc. (Capital Markets)	582	$67,134
Vista Outdoor, Inc.* (Leisure Products)	4,365	73,113
Vitamin Shoppe, Inc.* (Specialty Retail)	1,843	9,123
Wabash National Corp. (Machinery)	2,134	42,808
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	6,402	129,577
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	14,162	91,628
Watts Water Technologies, Inc. - Class A (Machinery)	1,261	93,945
WD-40 Co. (Household Products)	485	63,972
Westamerica Bancorp (Banks)	1,164	64,963
Whitestone REIT (Equity Real Estate Investment Trusts)	1,649	17,892
William Lyon Homes* - Class A (Household Durables)	970	26,054
WisdomTree Investments, Inc. (Capital Markets)	4,074	43,062
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	7,372	220,865
World Acceptance Corp.* (Consumer Finance)	485	49,713
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,328	51,216
Zumiez, Inc.* (Specialty Retail)	1,358	31,777
TOTAL COMMON STOCKS (Cost $26,540,973)		29,930,478

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $35,002	$35,000	$35,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,000)		35,000

TOTAL INVESTMENT SECURITIES (Cost $26,575,973) - 100.2%		29,965,478
Net other assets (liabilities) - (0.2)%		(68,440)

NET ASSETS - 100.0%		$29,897,038

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$441,555	1.5%
Air Freight & Logistics	293,711	1.0%
Airlines	452,321	1.5%
Auto Components	507,549	1.7%
Banks	2,930,636	9.7%
Biotechnology	214,580	0.7%
Building Products	318,059	1.1%
Capital Markets	588,217	2.0%
Chemicals	825,865	2.8%
Commercial Services & Supplies	856,704	2.9%
Communications Equipment	523,374	1.8%
Construction & Engineering	107,986	0.4%
Consumer Finance	339,859	1.1%
Containers & Packaging	13,561	NM
Distributors	71,970	0.2%
Diversified Consumer Services	192,220	0.6%
Diversified Telecommunication Services	278,235	0.9%
Electric Utilities	74,278	0.2%
Electrical Equipment	307,907	1.0%
Electronic Equipment, Instruments & Components	1,221,052	4.1%
Energy Equipment & Services	1,392,635	4.7%
Equity Real Estate Investment Trusts	1,649,704	5.5%
Food & Staples Retailing	166,839	0.6%
Food Products	379,905	1.3%
Gas Utilities	448,150	1.5%
Health Care Equipment & Supplies	685,809	2.3%
Health Care Providers & Services	599,454	2.0%
Health Care Technology	105,103	0.4%
Hotels, Restaurants & Leisure	389,234	1.3%
Household Durables	341,831	1.1%
Household Products	63,972	0.2%
Insurance	1,394,620	4.7%
Internet & Direct Marketing Retail	86,613	0.3%
Internet Software & Services	222,287	0.7%
IT Services	932,477	3.1%
Leisure Products	176,191	0.6%
Life Sciences Tools & Services	82,426	0.3%
Machinery	1,469,379	4.9%
Marine	96,401	0.3%
Media	260,968	0.9%
Metals & Mining	543,781	1.8%
Mortgage Real Estate Investment Trusts	559,842	1.9%
Multiline Retail	76,226	0.3%
Multi-Utilities	150,913	0.5%
Oil, Gas & Consumable Fuels	964,784	3.2%
Paper & Forest Products	558,138	1.9%
Personal Products	85,403	0.3%
Pharmaceuticals	181,604	0.6%
Professional Services	485,173	1.6%
Real Estate Management & Development	73,536	0.2%
Road & Rail	172,027	0.6%
Semiconductors & Semiconductor Equipment	495,076	1.7%
Software	349,267	1.2%
Specialty Retail	1,728,365	5.8%
Technology Hardware, Storage & Peripherals	222,266	0.7%
Textiles, Apparel & Luxury Goods	720,941	2.4%
Thrifts & Mortgage Finance	432,326	1.4%
Tobacco	91,277	0.3%
Trading Companies & Distributors	400,695	1.3%
Water Utilities	112,076	0.4%
Wireless Telecommunication Services	23,125	0.1%
Other **	(33,440)	(0.1)%
Total	$29,897,038	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (74.5%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	751	$7,540
ACI Worldwide, Inc.* (Software)	765	17,786
Adobe Systems, Inc.* (Software)	3,243	718,649
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,435	59,133
Akamai Technologies, Inc.* (Internet Software & Services)	1,122	80,391
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,193	13,863
Alphabet, Inc.* - Class A (Internet Software & Services)	1,969	2,005,584
Alphabet, Inc.* - Class C (Internet Software & Services)	2,008	2,042,799
Amdocs, Ltd. (IT Services)	949	63,820
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,440	213,134
ANSYS, Inc.* (Software)	553	89,398
Apple, Inc. (Technology Hardware, Storage & Peripherals)	33,476	5,532,245
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,932	344,312
Arista Networks, Inc.* (Communications Equipment)	312	82,540
ARRIS International PLC* (Communications Equipment)	1,149	31,023
Aspen Technology, Inc.* (Software)	475	41,681
athenahealth, Inc.* (Health Care Technology)	265	32,455
Autodesk, Inc.* (Software)	1,453	182,933
Blackbaud, Inc. (Software)	317	33,272
Booz Allen Hamilton Holding Corp. (IT Services)	957	37,926
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,708	621,269
CA, Inc. (Software)	2,063	71,792
CACI International, Inc.* - Class A (IT Services)	162	24,470
Cadence Design Systems, Inc.* (Software)	1,866	74,752
Cars.com, Inc.* (Internet Software & Services)	472	13,443
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	460	34,505
CDK Global, Inc. (Software)	834	54,410
CDW Corp. (Electronic Equipment, Instruments & Components)	1,010	72,003
CenturyLink, Inc. (Diversified Telecommunication Services)	6,418	119,247
Cerner Corp.* (Health Care Technology)	2,085	121,450
Ciena Corp.* (Communications Equipment)	952	24,514
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	418	15,244
Cisco Systems, Inc. (Communications Equipment)	31,784	1,407,713
Citrix Systems, Inc.* (Software)	853	87,782
Cognizant Technology Solutions Corp. (IT Services)	3,879	317,379
CommScope Holding Co., Inc.* (Communications Equipment)	1,274	48,692
CommVault Systems, Inc.* (Software)	276	19,306
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	647	24,146
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,342	34,146
Dell Technologies, Inc.* - Class V (Software)	1,315	94,378
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	501	7,690
DXC Technology Co. (IT Services)	1,882	193,959
eBay, Inc.* (Internet Software & Services)	6,210	235,235
EchoStar Corp.* (Communications Equipment)	318	16,708
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	301	8,338
Ellie Mae, Inc.* (Software)	226	21,893
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	931	29,978
EPAM Systems, Inc.* (IT Services)	330	37,736
F5 Networks, Inc.* (Communications Equipment)	408	66,541
Facebook, Inc.* - Class A (Internet Software & Services)	15,807	2,718,804
Fair Isaac Corp.* (Software)	198	34,290
Finisar Corp.* (Communications Equipment)	752	11,716
FireEye, Inc.* (Software)	1,157	20,884
Fortinet, Inc.* (Software)	953	52,758
Garmin, Ltd. (Household Durables)	730	42,829
Gartner, Inc.* (IT Services)	599	72,653
GrubHub, Inc.* (Internet Software & Services)	574	58,054
Guidewire Software, Inc.* (Software)	525	44,426
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	10,338	176,263
HP, Inc. (Technology Hardware, Storage & Peripherals)	10,803	232,156
IAC/InterActiveCorp* (Internet Software & Services)	503	81,556
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	873	24,296
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,877	1,593,871
InterDigital, Inc. (Communications Equipment)	228	16,975
International Business Machines Corp. (IT Services)	5,652	819,313
Intuit, Inc. (Software)	1,605	296,588
j2 Global, Inc. (Internet Software & Services)	324	25,719
Juniper Networks, Inc. (Communications Equipment)	2,268	55,770
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,033	105,097
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,075	198,940
Leidos Holdings, Inc. (IT Services)	939	60,312

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LogMeIn, Inc. (Internet Software & Services)	346	$38,129
Lumentum Holdings, Inc.* (Communications Equipment)	412	20,785
Manhattan Associates, Inc.* (Software)	448	19,291
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,846	57,091
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,855	101,098
Medidata Solutions, Inc.* (Health Care Technology)	391	27,902
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,546	129,338
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,629	350,781
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	776	50,199
Microsoft Corp. (Software)	50,800	4,750,817
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	359	36,762
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	256	29,978
Motorola Solutions, Inc. (Communications Equipment)	1,069	117,408
NCR Corp.* (Technology Hardware, Storage & Peripherals)	781	24,031
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,768	117,713
NetScout Systems, Inc.* (Communications Equipment)	576	15,638
Nuance Communications, Inc.* (Software)	1,781	26,216
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,992	897,801
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,807	61,979
Oracle Corp. (Software)	19,937	910,523
Palo Alto Networks, Inc.* (Communications Equipment)	606	116,661
Pandora Media, Inc.* (Internet Software & Services)	1,641	9,206
Paycom Software, Inc.* (Software)	313	35,748
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,232	12,591
Plantronics, Inc. (Communications Equipment)	218	14,203
Proofpoint, Inc.* (Software)	332	39,156
PTC, Inc.* (Software)	767	63,162
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	835	56,279
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,767	498,215
Red Hat, Inc.* (Software)	1,168	190,454
Salesforce.com, Inc.* (Software)	4,527	547,722
Science Applications International Corp. (IT Services)	282	24,193
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,879	108,775
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	438	17,213
ServiceNow, Inc.* (Software)	1,139	189,233
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	282	26,198
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,204	104,459
Splunk, Inc.* (Software)	933	95,772
SS&C Technologies Holdings, Inc. (Software)	1,287	63,900
Symantec Corp. (Software)	4,090	113,661
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	228	9,923
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	193	19,333
Synopsys, Inc.* (Software)	981	83,885
Tableau Software, Inc.* - Class A (Software)	448	38,102
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	229	17,461
Teradata Corp.* (IT Services)	805	32,941
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,289	41,957
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,491	658,382
The Ultimate Software Group, Inc.* (Software)	192	46,065
Twitter, Inc.* (Internet Software & Services)	4,264	129,242
Tyler Technologies, Inc.* (Software)	233	51,008
Universal Display Corp. (Electronic Equipment, Instruments & Components)	276	24,302
Veeva Systems, Inc.* - Class A (Health Care Technology)	769	53,930
Verint Systems, Inc.* (Software)	420	17,682
VeriSign, Inc.* (Internet Software & Services)	551	64,698
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	719	25,294
ViaSat, Inc.* (Communications Equipment)	361	23,097
Viavi Solutions, Inc.* (Communications Equipment)	1,491	14,090
VMware, Inc.* - Class A (Software)	449	59,834
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,963	154,665
Workday, Inc.* - Class A (Software)	904	112,855
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,411	44,376
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,681	107,987
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,227	44,540
Zillow Group, Inc.* - Class A (Internet Software & Services)	315	15,237
Zillow Group, Inc.* - Class C (Internet Software & Services)	692	33,555
TOTAL COMMON STOCKS (Cost $19,002,756)		34,307,195

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.8%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $12,324,556	$12,324,000	$12,324,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,324,000)		12,324,000

TOTAL INVESTMENT SECURITIES (Cost $31,326,756) - 101.3%		46,631,195
Net other assets (liabilities) - (1.3)%		(584,347)

NET ASSETS - 100.0%		$46,046,848

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $6,351,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	5/23/18	2.25%	$16,797,143	$(172,079)
Dow Jones U.S. Technology Index	UBS AG	5/23/18	2.20%	18,006,542	(190,679)
				$34,803,685	$(362,758)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Technology UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Commercial Services & Supplies	$12,591	NM
Communications Equipment	2,084,074	4.5%
Diversified Telecommunication Services	163,787	0.4%
Electronic Equipment, Instruments & Components	133,099	0.3%
Health Care Technology	249,600	0.5%
Household Durables	42,829	0.1%
Internet Software & Services	7,551,652	16.5%
IT Services	1,684,702	3.7%
Semiconductors & Semiconductor Equipment	6,559,005	14.2%
Software	9,412,064	20.4%
Technology Hardware, Storage & Peripherals	6,413,792	13.9%
Other **	11,739,653	25.5%
Total	$46,046,848	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (51.9%)
AT&T, Inc. (Diversified Telecommunication Services)	14,720	$481,344
Sprint Corp.* (Wireless Telecommunication Services)	1,639	9,195
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	216	5,903
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	733	44,354
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,900	488,565
TOTAL COMMON STOCKS (Cost $595,257)		1,029,361

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.5%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $527,024	$527,000	$527,000
TOTAL REPURCHASE AGREEMENTS (Cost $527,000)		527,000

TOTAL INVESTMENT SECURITIES (Cost $1,122,257) - 78.4%		1,556,361
Net other assets (liabilities) - 21.6%		429,842

NET ASSETS - 100.0%		$1,986,203

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $370,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	5/23/18	2.25%	$1,090,085	$(18,564)
Dow Jones U.S. Telecommunications Index	UBS AG	5/23/18	2.10%	872,232	(23,713)
				$1,962,317	$(42,277)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Diversified Telecommunication Services	$969,909	48.9%
Wireless Telecommunication Services	59,452	3.0%
Other **	956,842	48.1%
Total	$1,986,203	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2018 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (85.1%)
U.S. Treasury Bonds, 3.00%, 2/15/48	$10,220,000	$9,992,445
TOTAL U.S. TREASURY OBLIGATION (Cost $10,098,856)		9,992,445

Repurchase Agreements(a)(b) (88.8%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $10,428,471	10,428,000	10,428,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,428,000)		10,428,000

TOTAL INVESTMENT SECURITIES (Cost $20,526,856) - 173.9%		20,420,445
Net other assets (liabilities) - (73.9)%		(8,679,648)

NET ASSETS - 100.0%		$11,740,797

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $605,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.75% due on 11/15/47	Citibank North America	5/7/18	1.80%	$2,248,789	$(205,200)
30-Year U.S. Treasury Bond, 2.75% due on 11/15/47	Societe’ Generale	5/7/18	1.93%	2,346,563	(44,235)
				$4,595,352	$(249,435)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.4%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $15,522,700	$15,522,000	$15,522,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,522,000)		15,522,000

TOTAL INVESTMENT SECURITIES (Cost $15,522,000) - 103.4%		15,522,000
Net other assets (liabilities) - (3.4)%		(512,918)

NET ASSETS - 100.0%		$15,009,082

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $4,610,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	17	6/18/18	$(2,249,525)	$53,141

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/29/18	(2.10)%	$(11,558,758)	$97,081
S&P 500	UBS AG	5/29/18	(1.90)%	(16,216,675)	141,133
				$(27,775,433)	$238,214

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (77.0%)
3M Co. (Industrial Conglomerates)	2,842	$552,456
A.O. Smith Corp. (Building Products)	696	42,700
Abbott Laboratories (Health Care Equipment & Supplies)	8,236	478,759
AbbVie, Inc. (Biotechnology)	7,540	727,987
Accenture PLC - Class A (IT Services)	2,900	438,480
Activision Blizzard, Inc. (Software)	3,596	238,595
Acuity Brands, Inc. (Electrical Equipment)	174	20,840
Adobe Systems, Inc.* (Software)	2,320	514,112
Advance Auto Parts, Inc. (Specialty Retail)	348	39,829
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,886	42,280
Aetna, Inc. (Health Care Providers & Services)	1,566	280,392
Affiliated Managers Group, Inc. (Capital Markets)	232	38,248
Aflac, Inc. (Insurance)	3,712	169,156
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,508	99,136
Air Products & Chemicals, Inc. (Chemicals)	1,044	169,431
Akamai Technologies, Inc.* (Internet Software & Services)	812	58,180
Alaska Air Group, Inc. (Airlines)	580	37,659
Albemarle Corp. (Chemicals)	522	50,613
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	464	57,800
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,044	122,806
Align Technology, Inc.* (Health Care Equipment & Supplies)	348	86,948
Allegion PLC (Building Products)	464	35,812
Allergan PLC (Pharmaceuticals)	1,566	240,616
Alliance Data Systems Corp. (IT Services)	232	47,108
Alliant Energy Corp. (Electric Utilities)	1,102	47,331
Alphabet, Inc.* - Class A (Internet Software & Services)	1,392	1,417,863
Alphabet, Inc.* - Class C (Internet Software & Services)	1,450	1,475,129
Altria Group, Inc. (Tobacco)	8,990	504,429
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,914	2,997,573
Ameren Corp. (Multi-Utilities)	1,160	67,999
American Airlines Group, Inc. (Airlines)	1,972	84,658
American Electric Power Co., Inc. (Electric Utilities)	2,320	162,354
American Express Co. (Consumer Finance)	3,422	337,922
American International Group, Inc. (Insurance)	4,234	237,104
American Tower Corp. (Equity Real Estate Investment Trusts)	2,088	284,721
American Water Works Co., Inc. (Water Utilities)	870	75,325
Ameriprise Financial, Inc. (Capital Markets)	696	97,586
AmerisourceBergen Corp. (Health Care Providers & Services)	754	68,297
AMETEK, Inc. (Electrical Equipment)	1,102	76,920
Amgen, Inc. (Biotechnology)	3,190	556,591
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,450	121,380
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,610	175,705
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,740	151,989
Andeavor (Oil, Gas & Consumable Fuels)	696	96,271
ANSYS, Inc.* (Software)	406	65,634
Anthem, Inc. (Health Care Providers & Services)	1,218	287,436
Aon PLC (Insurance)	1,160	165,265
Apache Corp. (Oil, Gas & Consumable Fuels)	1,798	73,628
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	754	30,612
Apple, Inc. (Technology Hardware, Storage & Peripherals)	24,012	3,968,223
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,988	247,754
Aptiv PLC (Auto Components)	1,276	107,924
Archer-Daniels-Midland Co. (Food Products)	2,668	121,074
Arconic, Inc. (Aerospace & Defense)	2,030	36,154
Arthur J. Gallagher & Co. (Insurance)	870	60,891
Assurant, Inc. (Insurance)	232	21,534
AT&T, Inc. (Diversified Telecommunication Services)	29,058	950,197
Autodesk, Inc.* (Software)	1,044	131,440
Automatic Data Processing, Inc. (IT Services)	2,088	246,551
AutoZone, Inc.* (Specialty Retail)	116	72,444
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	638	103,994
Avery Dennison Corp. (Containers & Packaging)	406	42,553
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	1,972	71,209
Ball Corp. (Containers & Packaging)	1,682	67,431
Bank of America Corp. (Banks)	45,298	1,355,316
Baxter International, Inc. (Health Care Equipment & Supplies)	2,378	165,271
BB&T Corp. (Banks)	3,654	192,931
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,276	295,866
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	9,106	1,764,106
Best Buy Co., Inc. (Specialty Retail)	1,218	93,214
Biogen, Inc.* (Biotechnology)	986	269,770
BlackRock, Inc. - Class A (Capital Markets)	580	302,470
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	232	505,296
BorgWarner, Inc. (Auto Components)	928	45,416
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	754	91,543
Boston Scientific Corp.* (Health Care Equipment & Supplies)	6,496	186,565
Brighthouse Financial, Inc.* (Insurance)	464	23,562
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,714	402,131
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,972	452,416
Brown-Forman Corp. - Class B (Beverages)	1,218	68,257
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	638	58,715
CA, Inc. (Software)	1,508	52,478

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,204	$52,698
Cadence Design Systems, Inc.* (Software)	1,334	53,440
Campbell Soup Co. (Food Products)	928	37,844
Capital One Financial Corp. (Consumer Finance)	2,320	210,238
Cardinal Health, Inc. (Health Care Providers & Services)	1,508	96,768
CarMax, Inc.* (Specialty Retail)	870	54,375
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,914	120,697
Caterpillar, Inc. (Machinery)	2,842	410,270
CBOE Holdings, Inc. (Capital Markets)	522	55,739
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,450	65,700
CBS Corp. - Class B (Media)	1,624	79,901
Celgene Corp.* (Biotechnology)	3,538	308,160
Centene Corp.* (Health Care Providers & Services)	812	88,167
CenterPoint Energy, Inc. (Multi-Utilities)	2,030	51,420
CenturyLink, Inc. (Diversified Telecommunication Services)	4,582	85,134
Cerner Corp.* (Health Care Technology)	1,508	87,841
CF Industries Holdings, Inc. (Chemicals)	1,102	42,758
Charter Communications, Inc.* - Class A (Media)	870	236,022
Chevron Corp. (Oil, Gas & Consumable Fuels)	9,048	1,131,995
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	116	49,106
Chubb, Ltd. (Insurance)	2,204	299,016
Church & Dwight Co., Inc. (Household Products)	1,160	53,592
Cigna Corp. (Health Care Providers & Services)	1,160	199,311
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	464	46,674
Cincinnati Financial Corp. (Insurance)	696	48,957
Cintas Corp. (Commercial Services & Supplies)	406	69,142
Cisco Systems, Inc. (Communications Equipment)	22,794	1,009,546
Citigroup, Inc. (Banks)	12,180	831,529
Citizens Financial Group, Inc. (Banks)	2,320	96,257
Citrix Systems, Inc.* (Software)	638	65,657
CME Group, Inc. (Capital Markets)	1,624	256,072
CMS Energy Corp. (Multi-Utilities)	1,334	62,951
Cognizant Technology Solutions Corp. (IT Services)	2,784	227,787
Colgate-Palmolive Co. (Household Products)	4,118	268,617
Comcast Corp. - Class A (Media)	21,924	688,194
Comerica, Inc. (Banks)	812	76,799
ConAgra Foods, Inc. (Food Products)	1,914	70,952
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	696	109,418
ConocoPhillips (Oil, Gas & Consumable Fuels)	5,568	364,704
Consolidated Edison, Inc. (Multi-Utilities)	1,450	116,189
Constellation Brands, Inc. - Class A (Beverages)	812	189,302
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,118	111,268
Costco Wholesale Corp. (Food & Staples Retailing)	2,088	411,670
Coty, Inc. (Personal Products)	2,262	39,246
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,972	198,917
CSX Corp. (Road & Rail)	4,176	248,013
Cummins, Inc. (Machinery)	754	120,534
CVS Health Corp. (Food & Staples Retailing)	4,814	336,162
D.R. Horton, Inc. (Household Durables)	1,624	71,682
Danaher Corp. (Health Care Equipment & Supplies)	2,900	290,928
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	580	53,859
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	696	43,702
Deere & Co. (Machinery)	1,508	204,078
Delta Air Lines, Inc. (Airlines)	3,074	160,525
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,102	55,475
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	2,494	90,607
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	986	104,210
Discover Financial Services (Consumer Finance)	1,682	119,843
Discovery Communications, Inc.* - Class A (Media)	754	17,832
Discovery Communications, Inc.* - Class C (Media)	1,450	32,219
Dish Network Corp.* - Class A (Media)	1,102	36,972
Dollar General Corp. (Multiline Retail)	1,218	117,574
Dollar Tree, Inc.* (Multiline Retail)	1,102	105,671
Dominion Resources, Inc. (Multi-Utilities)	3,074	204,606
Dover Corp. (Machinery)	754	69,896
DowDuPont, Inc. (Chemicals)	11,078	700,572
Dr. Pepper Snapple Group, Inc. (Beverages)	870	104,365
DTE Energy Co. (Multi-Utilities)	870	91,698
Duke Energy Corp. (Electric Utilities)	3,306	265,008
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,682	45,582
DXC Technology Co. (IT Services)	1,334	137,482
E*TRADE Financial Corp.* (Capital Markets)	1,276	77,428
Eastman Chemical Co. (Chemicals)	696	71,048
Eaton Corp. PLC (Electrical Equipment)	2,088	156,663
eBay, Inc.* (Internet Software & Services)	4,466	169,172
Ecolab, Inc. (Chemicals)	1,218	176,330
Edison International (Electric Utilities)	1,566	102,604
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	986	125,577
Electronic Arts, Inc.* (Software)	1,450	171,071
Eli Lilly & Co. (Pharmaceuticals)	4,582	371,463
Emerson Electric Co. (Electrical Equipment)	3,016	200,292
Entergy Corp. (Electric Utilities)	870	70,983
Envision Healthcare Corp.* (Health Care Providers & Services)	580	21,559
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	2,726	322,131
EQT Corp. (Oil, Gas & Consumable Fuels)	1,160	58,220
Equifax, Inc. (Professional Services)	580	64,989

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Equinix, Inc. (Equity Real Estate Investment Trusts)	348		$146,435
Equity Residential (Equity Real Estate Investment Trusts)	1,740		107,375
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	290		69,510
Everest Re Group, Ltd. (Insurance)	174		40,485
Eversource Energy (Electric Utilities)	1,508		90,857
Exelon Corp. (Electric Utilities)	4,582		181,814
Expedia, Inc. (Internet & Direct Marketing Retail)	580		66,781
Expeditors International of Washington, Inc. (Air Freight & Logistics)	812		51,854
Express Scripts Holding Co.* (Health Care Providers & Services)	2,668		201,968
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	580		51,962
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	20,068		1,560,288
F5 Networks, Inc.* (Communications Equipment)	290		47,296
Facebook, Inc.* - Class A (Internet Software & Services)	11,368		1,955,295
Fastenal Co. (Trading Companies & Distributors)	1,334		66,687
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	348		40,316
FedEx Corp. (Air Freight & Logistics)	1,160		286,752
Fidelity National Information Services, Inc. (IT Services)	1,566		148,723
Fifth Third Bancorp (Banks)	3,306		109,660
First Horizon National Corp. (Banks)	—	†	5
FirstEnergy Corp. (Electric Utilities)	2,088		71,827
Fiserv, Inc.* (IT Services)	1,972		139,736
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	638		34,165
Flowserve Corp. (Machinery)	638		28,334
Fluor Corp. (Construction & Engineering)	638		37,610
FMC Corp. (Chemicals)	638		50,868
Foot Locker, Inc. (Specialty Retail)	580		24,986
Ford Motor Co. (Automobiles)	18,502		207,962
Fortive Corp. (Machinery)	1,450		101,950
Fortune Brands Home & Security, Inc. (Building Products)	696		38,064
Franklin Resources, Inc. (Capital Markets)	1,566		52,680
Freeport-McMoRan, Inc. (Metals & Mining)	6,380		97,040
Garmin, Ltd. (Household Durables)	522		30,626
Gartner, Inc.* (IT Services)	406		49,244
General Dynamics Corp. (Aerospace & Defense)	1,334		268,548
General Electric Co. (Industrial Conglomerates)	41,122		578,588
General Mills, Inc. (Food Products)	2,668		116,698
General Motors Co. (Automobiles)	5,974		219,485
Genuine Parts Co. (Distributors)	696		61,471
GGP, Inc. (Equity Real Estate Investment Trusts)	3,016		60,290
Gilead Sciences, Inc. (Biotechnology)	6,206		448,259
Global Payments, Inc. (IT Services)	754		85,240
H & R Block, Inc. (Diversified Consumer Services)	986		27,263
Halliburton Co. (Energy Equipment & Services)	4,118		218,213
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,682		31,067
Harley-Davidson, Inc. (Automobiles)	812		33,398
Harris Corp. (Communications Equipment)	580		90,724
Hartford Financial Services Group, Inc. (Insurance)	1,682		90,559
Hasbro, Inc. (Leisure Products)	522		45,983
HCA Holdings, Inc. (Health Care Providers & Services)	1,334		127,717
HCP, Inc. (Equity Real Estate Investment Trusts)	2,204		51,485
Helmerich & Payne, Inc. (Energy Equipment & Services)	522		36,305
Henry Schein, Inc.* (Health Care Providers & Services)	754		57,304
Hess Corp. (Oil, Gas & Consumable Fuels)	1,276		72,719
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	7,424		126,579
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	986		77,736
Hologic, Inc.* (Health Care Equipment & Supplies)	1,334		51,746
Honeywell International, Inc. (Industrial Conglomerates)	3,538		511,878
Hormel Foods Corp. (Food Products)	1,276		46,255
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,480		68,069
HP, Inc. (Technology Hardware, Storage & Peripherals)	7,772		167,020
Humana, Inc. (Health Care Providers & Services)	638		187,687
Huntington Bancshares, Inc. (Banks)	5,220		77,830
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	232		56,425
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	406		78,963
IHS Markit, Ltd.* (Professional Services)	1,740		85,486
Illinois Tool Works, Inc. (Machinery)	1,450		205,929
Illumina, Inc.* (Life Sciences Tools & Services)	696		167,687
Incyte Corp.* (Biotechnology)	812		50,295
Ingersoll-Rand PLC (Machinery)	1,160		97,312
Intel Corp. (Semiconductors & Semiconductor Equipment)	22,156		1,143,694
Intercontinental Exchange, Inc. (Capital Markets)	2,784		201,729
International Business Machines Corp. (IT Services)	4,060		588,537
International Flavors & Fragrances, Inc. (Chemicals)	348		49,158
International Paper Co. (Containers & Packaging)	1,972		101,677
Intuit, Inc. (Software)	1,160		214,356
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	522		230,087
Invesco, Ltd. (Capital Markets)	1,914		55,449
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	174		37,067
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	696		66,649
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,334		45,276

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
J.B. Hunt Transport Services, Inc. (Road & Rail)	406	$47,677
Jacobs Engineering Group, Inc. (Construction & Engineering)	580	33,692
Johnson & Johnson (Pharmaceuticals)	12,702	1,606,675
Johnson Controls International PLC (Building Products)	4,408	149,298
JPMorgan Chase & Co. (Banks)	16,240	1,766,588
Juniper Networks, Inc. (Communications Equipment)	1,624	39,934
Kansas City Southern Industries, Inc. (Road & Rail)	464	49,476
Kellogg Co. (Food Products)	1,160	68,324
KeyCorp (Banks)	5,046	100,516
Kimberly-Clark Corp. (Household Products)	1,682	174,154
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,030	29,455
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	8,990	142,222
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	754	76,712
Kohl’s Corp. (Multiline Retail)	812	50,441
L Brands, Inc. (Specialty Retail)	1,160	40,496
L3 Technologies, Inc. (Aerospace & Defense)	348	68,166
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	464	79,228
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	754	139,535
Leggett & Platt, Inc. (Household Durables)	638	25,871
Lennar Corp. - Class A (Household Durables)	1,276	67,488
Leucadia National Corp. (Diversified Financial Services)	1,508	36,252
Lincoln National Corp. (Insurance)	1,044	73,748
LKQ Corp.* (Distributors)	1,450	44,979
Lockheed Martin Corp. (Aerospace & Defense)	1,160	372,174
Loews Corp. (Insurance)	1,276	66,939
Lowe’s Cos., Inc. (Specialty Retail)	3,944	325,104
LyondellBasell Industries N.V. - Class A (Chemicals)	1,508	159,441
M&T Bank Corp. (Banks)	696	126,860
Macy’s, Inc. (Multiline Retail)	1,450	45,052
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	4,002	73,037
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,262	169,446
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,451	198,256
Marsh & McLennan Cos., Inc. (Insurance)	2,378	193,807
Martin Marietta Materials, Inc. (Construction Materials)	290	56,483
Masco Corp. (Building Products)	1,508	57,108
MasterCard, Inc. - Class A (IT Services)	4,350	775,474
Mattel, Inc. (Leisure Products)	1,624	24,035
McCormick & Co., Inc. (Food Products)	580	61,138
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,770	631,250
McKesson Corp. (Health Care Providers & Services)	986	154,023
Medtronic PLC (Health Care Equipment & Supplies)	6,438	515,876
Merck & Co., Inc. (Pharmaceuticals)	12,760	751,181
MetLife, Inc. (Insurance)	4,930	235,013
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	116	64,952
MGM Resorts International (Hotels, Restaurants & Leisure)	2,436	76,539
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	696	47,620
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,102	92,193
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,452	250,683
Microsoft Corp. (Software)	36,424	3,406,371
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	522	47,742
Mohawk Industries, Inc.* (Household Durables)	290	60,865
Molson Coors Brewing Co. - Class B (Beverages)	870	61,979
Mondelez International, Inc. - Class A (Food Products)	7,018	277,210
Monsanto Co. (Chemicals)	2,088	261,772
Monster Beverage Corp.* (Beverages)	1,972	108,460
Moody’s Corp. (Capital Markets)	812	131,706
Morgan Stanley (Capital Markets)	6,554	338,317
Motorola Solutions, Inc. (Communications Equipment)	754	82,812
MSCI, Inc. - Class A (Capital Markets)	406	60,831
Mylan N.V.* (Pharmaceuticals)	2,436	94,419
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,798	69,529
Navient Corp. (Consumer Finance)	1,218	16,151
Nektar Therapeutics* (Pharmaceuticals)	754	63,080
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,276	84,956
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,030	634,294
Newell Rubbermaid, Inc. (Household Durables)	2,320	64,102
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	928	27,654
Newmont Mining Corp. (Metals & Mining)	2,552	100,268
News Corp. - Class A (Media)	1,798	28,732
News Corp. - Class B (Media)	580	9,425
NextEra Energy, Inc. (Electric Utilities)	2,204	361,257
Nielsen Holdings PLC (Professional Services)	1,566	49,251
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,148	420,462
NiSource, Inc. (Multi-Utilities)	1,624	39,609
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	2,320	78,486
Nordstrom, Inc. (Multiline Retail)	580	29,325
Norfolk Southern Corp. (Road & Rail)	1,334	191,389
Northern Trust Corp. (Capital Markets)	986	105,256
Northrop Grumman Corp. (Aerospace & Defense)	812	261,496
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	986	52,721
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	1,450	44,950

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nucor Corp. (Metals & Mining)	1,508	$92,923
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,842	639,166
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,596	277,827
Omnicom Group, Inc. (Media)	1,102	81,173
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,972	118,754
Oracle Corp. (Software)	14,326	654,268
O’Reilly Automotive, Inc.* (Specialty Retail)	406	103,964
PACCAR, Inc. (Machinery)	1,682	107,093
Packaging Corp. of America (Containers & Packaging)	464	53,680
Parker-Hannifin Corp. (Machinery)	638	105,028
Paychex, Inc. (IT Services)	1,508	91,340
PayPal Holdings, Inc.* (IT Services)	5,336	398,119
Pentair PLC (Machinery)	812	54,631
People’s United Financial, Inc. (Banks)	1,624	29,703
PepsiCo, Inc. (Beverages)	6,728	679,124
PerkinElmer, Inc. (Life Sciences Tools & Services)	522	38,294
Perrigo Co. PLC (Pharmaceuticals)	638	49,853
Pfizer, Inc. (Pharmaceuticals)	28,188	1,031,962
PG&E Corp. (Electric Utilities)	2,436	112,300
Philip Morris International, Inc. (Tobacco)	7,366	604,012
Phillips 66 (Oil, Gas & Consumable Fuels)	1,972	219,503
Pinnacle West Capital Corp. (Electric Utilities)	522	42,021
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	812	163,659
PNC Financial Services Group, Inc. (Banks)	2,204	320,924
PPG Industries, Inc. (Chemicals)	1,218	128,962
PPL Corp. (Electric Utilities)	3,306	96,205
Praxair, Inc. (Chemicals)	1,334	203,461
Principal Financial Group, Inc. (Insurance)	1,276	75,565
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,552	165,650
Prudential Financial, Inc. (Insurance)	1,972	209,663
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,378	124,013
Public Storage (Equity Real Estate Investment Trusts)	696	140,439
PulteGroup, Inc. (Household Durables)	1,276	38,739
PVH Corp. (Textiles, Apparel & Luxury Goods)	348	55,565
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	580	39,092
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,018	357,988
Quanta Services, Inc.* (Construction & Engineering)	754	24,505
Quest Diagnostics, Inc. (Health Care Providers & Services)	638	64,566
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	290	31,857
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,044	14,459
Raymond James Financial, Inc. (Capital Markets)	638	57,261
Raytheon Co. (Aerospace & Defense)	1,392	285,276
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,334	67,380
Red Hat, Inc.* (Software)	812	132,405
Regency Centers Corp. (Equity Real Estate Investment Trusts)	696	40,960
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	348	105,681
Regions Financial Corp. (Banks)	5,336	99,783
Republic Services, Inc. - Class A (Commercial Services & Supplies)	1,044	67,526
ResMed, Inc. (Health Care Equipment & Supplies)	696	65,869
Robert Half International, Inc. (Professional Services)	580	35,235
Rockwell Automation, Inc. (Electrical Equipment)	580	95,427
Rockwell Collins, Inc. (Aerospace & Defense)	754	99,935
Roper Technologies, Inc. (Industrial Conglomerates)	464	122,584
Ross Stores, Inc. (Specialty Retail)	1,798	145,368
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	812	87,850
S&P Global, Inc. (Capital Markets)	1,218	229,715
Salesforce.com, Inc.* (Software)	3,248	392,976
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	580	92,933
SCANA Corp. (Multi-Utilities)	696	25,592
Schlumberger, Ltd. (Energy Equipment & Services)	6,554	449,342
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,334	77,225
Sealed Air Corp. (Containers & Packaging)	812	35,606
Sempra Energy (Multi-Utilities)	1,218	136,172
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,450	226,694
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	870	75,481
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	406	39,682
Snap-on, Inc. (Machinery)	290	42,123
Southwest Airlines Co. (Airlines)	2,552	134,822
Stanley Black & Decker, Inc. (Machinery)	754	106,759
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,670	383,992
State Street Corp. (Capital Markets)	1,740	173,617
Stericycle, Inc.* (Commercial Services & Supplies)	406	23,836
Stryker Corp. (Health Care Equipment & Supplies)	1,508	255,485
SunTrust Banks, Inc. (Banks)	2,204	147,227
SVB Financial Group* (Banks)	232	69,510
Symantec Corp. (Software)	2,958	82,203
Synchrony Financial (Consumer Finance)	3,364	111,584
Synopsys, Inc.* (Software)	696	59,515
Sysco Corp. (Food & Staples Retailing)	2,262	141,465
T. Rowe Price Group, Inc. (Capital Markets)	1,160	132,031
Take-Two Interactive Software, Inc.* (Software)	522	52,049
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,334	71,729
Target Corp. (Multiline Retail)	2,552	185,274

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,682	$154,323
TechnipFMC PLC (Energy Equipment & Services)	2,088	68,820
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,640	470,635
Textron, Inc. (Aerospace & Defense)	1,218	75,687
The AES Corp. (Independent Power & Renewable Electricity Producers)	3,132	38,336
The Allstate Corp. (Insurance)	1,682	164,533
The Bank of New York Mellon Corp. (Capital Markets)	4,756	259,250
The Boeing Co. (Aerospace & Defense)	2,610	870,593
The Charles Schwab Corp. (Capital Markets)	5,684	316,485
The Clorox Co. (Household Products)	638	74,774
The Coca-Cola Co. (Beverages)	18,154	784,434
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	232	53,061
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,044	154,606
The Gap, Inc. (Specialty Retail)	1,044	30,527
The Goldman Sachs Group, Inc. (Capital Markets)	1,682	400,870
The Goodyear Tire & Rubber Co. (Auto Components)	1,160	29,128
The Hershey Co. (Food Products)	638	58,658
The Home Depot, Inc. (Specialty Retail)	5,510	1,018,247
The Interpublic Group of Cos., Inc. (Media)	1,798	42,415
The JM Smucker Co. - Class A (Food Products)	522	59,550
The Kraft Heinz Co. (Food Products)	2,842	160,232
The Kroger Co. (Food & Staples Retailing)	4,176	105,193
The Macerich Co. (Equity Real Estate Investment Trusts)	522	30,078
The Mosaic Co. (Chemicals)	1,682	45,330
The NASDAQ OMX Group, Inc. (Capital Markets)	580	51,226
The Procter & Gamble Co. (Household Products)	11,948	864,318
The Progressive Corp. (Insurance)	2,784	167,847
The Sherwin-Williams Co. (Chemicals)	406	149,270
The Southern Co. (Electric Utilities)	4,756	219,347
The TJX Cos., Inc. (Specialty Retail)	3,016	255,908
The Travelers Cos., Inc. (Insurance)	1,276	167,922
The Walt Disney Co. (Media)	7,134	715,755
The Western Union Co. (IT Services)	2,146	42,384
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,944	101,479
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,914	402,610
Tiffany & Co. (Specialty Retail)	464	47,713
Time Warner, Inc. (Media)	3,712	351,898
Torchmark Corp. (Insurance)	522	45,278
Total System Services, Inc. (IT Services)	754	63,381
Tractor Supply Co. (Specialty Retail)	580	39,440
TransDigm Group, Inc. (Aerospace & Defense)	232	74,372
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	522	19,533
Twenty-First Century Fox, Inc. - Class A (Media)	4,988	182,361
Twenty-First Century Fox, Inc. - Class B (Media)	2,088	75,314
Tyson Foods, Inc. - Class A (Food Products)	1,392	97,579
U.S. Bancorp (Banks)	7,424	374,541
UDR, Inc. (Equity Real Estate Investment Trusts)	1,276	46,127
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	290	72,764
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	870	15,451
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	870	13,355
Union Pacific Corp. (Road & Rail)	3,712	496,034
United Continental Holdings, Inc.* (Airlines)	1,160	78,346
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,248	368,648
United Rentals, Inc.* (Trading Companies & Distributors)	406	60,900
United Technologies Corp. (Aerospace & Defense)	3,538	425,091
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,582	1,083,185
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	406	46,365
Unum Group (Insurance)	1,044	50,509
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,566	126,642
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	2,030	225,188
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	406	46,930
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,682	86,488
VeriSign, Inc.* (Internet Software & Services)	406	47,673
Verisk Analytics, Inc.* - Class A (Professional Services)	754	80,263
Verizon Communications, Inc. (Diversified Telecommunication Services)	19,546	964,594
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,218	186,549
Viacom, Inc. - Class B (Media)	1,682	50,729
Visa, Inc. - Class A (IT Services)	8,526	1,081,778
Vornado Realty Trust (Equity Real Estate Investment Trusts)	812	55,240
Vulcan Materials Co. (Construction Materials)	638	71,259
W.W. Grainger, Inc. (Trading Companies & Distributors)	232	65,273
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,060	269,787
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,844	605,421
Waste Management, Inc. (Commercial Services & Supplies)	1,914	155,589
Waters Corp.* (Life Sciences Tools & Services)	348	65,567
WEC Energy Group, Inc. (Multi-Utilities)	1,508	96,934
Wells Fargo & Co. (Banks)	20,764	1,078,897
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,740	92,986
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,392	109,676

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WestRock Co. (Containers & Packaging)	1,218	$72,057
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,596	132,261
Whirlpool Corp. (Household Durables)	348	53,923
Willis Towers Watson PLC (Insurance)	638	94,749
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	464	52,993
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	406	75,593
Xcel Energy, Inc. (Electric Utilities)	2,378	111,386
Xerox Corp. (Technology Hardware, Storage & Peripherals)	986	31,010
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,218	78,244
XL Group, Ltd. (Insurance)	1,218	67,709
Xylem, Inc. (Machinery)	870	63,423
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,566	136,399
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	986	113,558
Zions Bancorp (Banks)	928	50,808
Zoetis, Inc. (Pharmaceuticals)	2,320	193,674
TOTAL COMMON STOCKS (Cost $67,507,618)		106,770,056

	Principal Amount	Value
Repurchase Agreements(a)(b) (20.5%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $28,370,280	$28,369,000	$28,369,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,369,000)		28,369,000

TOTAL INVESTMENT SECURITIES (Cost $95,876,618) - 97.5%		135,139,056
Net other assets (liabilities) - 2.5%		3,535,637

NET ASSETS - 100.0%		$138,674,693

†                          Number of shares is less than 0.50.

*                          Non-income producing security.

(a)                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $14,511,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	45	6/18/18	$5,954,625	$(151,739)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/29/18	2.30%	$64,938,668	$(396,950)
SPDR S&P 500 ETF	Goldman Sachs International	5/29/18	2.20%	23,562,404	(186,893)
				$88,501,072	$(583,843)
S&P 500	UBS AG	5/29/18	2.25%	$65,428,308	$(486,761)
SPDR S&P 500 ETF	UBS AG	5/29/18	1.85%	10,411,804	(82,279)
				$75,840,112	$(569,040)
				$164,341,184	$(1,152,883)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$2,893,916	2.1%
Air Freight & Logistics	765,969	0.6%
Airlines	496,010	0.4%
Auto Components	182,468	0.1%
Automobiles	460,845	0.3%
Banks	6,905,684	5.1%
Beverages	1,995,921	1.4%
Biotechnology	2,776,098	2.0%
Building Products	322,982	0.2%
Capital Markets	3,393,966	2.4%
Chemicals	2,259,015	1.6%
Commercial Services & Supplies	316,093	0.2%
Communications Equipment	1,270,312	0.9%
Construction & Engineering	95,807	0.1%
Construction Materials	127,742	0.1%
Consumer Finance	795,738	0.6%
Containers & Packaging	373,004	0.3%
Distributors	106,450	0.1%
Diversified Consumer Services	27,263	NM
Diversified Financial Services	1,800,358	1.3%
Diversified Telecommunication Services	1,999,925	1.4%
Electric Utilities	1,935,294	1.4%
Electrical Equipment	550,142	0.4%
Electronic Equipment, Instruments & Components	458,203	0.3%
Energy Equipment & Services	913,418	0.7%
Equity Real Estate Investment Trusts	2,852,212	2.1%
Food & Staples Retailing	1,869,698	1.3%
Food Products	1,175,514	0.8%
Health Care Equipment & Supplies	3,096,964	2.2%
Health Care Providers & Services	3,087,675	2.2%
Health Care Technology	87,841	0.1%
Hotels, Restaurants & Leisure	1,996,991	1.4%
Household Durables	413,296	0.3%
Household Products	1,435,455	1.0%
Independent Power & Renewable Electricity Producers	83,286	0.1%
Industrial Conglomerates	1,765,505	1.3%
Insurance	2,769,811	2.0%
Internet & Direct Marketing Retail	4,223,477	3.0%
Internet Software & Services	5,123,312	3.7%
IT Services	4,561,364	3.3%
Leisure Products	70,018	0.1%
Life Sciences Tools & Services	904,895	0.7%
Machinery	1,717,360	1.2%
Media	2,628,942	1.9%
Metals & Mining	290,231	0.2%
Multiline Retail	533,337	0.4%
Multi-Utilities	1,017,183	0.7%
Oil, Gas & Consumable Fuels	5,766,772	4.2%
Personal Products	193,852	0.1%
Pharmaceuticals	4,805,055	3.5%
Professional Services	315,224	0.2%
Real Estate Management & Development	65,700	NM
Road & Rail	1,032,589	0.7%
Semiconductors & Semiconductor Equipment	4,257,862	3.1%
Software	6,286,570	4.6%
Specialty Retail	2,364,379	1.7%
Technology Hardware, Storage & Peripherals	4,564,689	3.3%
Textiles, Apparel & Luxury Goods	813,748	0.6%
Tobacco	1,108,441	0.8%
Trading Companies & Distributors	192,860	0.1%
Water Utilities	75,325	0.1%
Other **	31,904,637	23.0%
Total	$138,674,693	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (86.8%)
21Vianet Group, Inc.*ADR (Internet Software & Services)	11,076	$58,371
500.com, Ltd.*ADR - Class A (Hotels, Restaurants & Leisure)	5,751	104,956
58.com, Inc.*ADR (Internet Software & Services)	8,946	781,791
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	38,766	6,921,281
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	21,513	301,612
Autohome, Inc.ADR (Internet Software & Services)	6,177	602,566
Baidu, Inc.*ADR (Internet Software & Services)	14,058	3,527,151
Baozun, Inc.*ADR (Internet Software & Services)	4,686	215,509
Beigene, Ltd.*ADR (Biotechnology)	4,686	794,652
Best, Inc.*ADR (Hotels, Restaurants & Leisure)	9,585	106,873
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	6,603	139,786
Bright Scholar Education Holdings, Ltd.*ADR (Diversified Consumer Services)	5,751	80,456
Changyou.com, Ltd.ADR (Software)	3,408	64,854
Cheetah Mobile, Inc.*ADR (Software)	7,455	99,972
China Eastern Airlines Corp., Ltd.ADR (Airlines)	5,112	207,854
China Life Insurance Co., Ltd.ADR (Insurance)	107,991	1,522,673
China Lodging Group, Ltd.ADR (Hotels, Restaurants & Leisure)	3,195	446,214
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	62,835	2,982,149
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	18,957	1,849,066
China Southern Airlines Co., Ltd.ADR (Airlines)	5,325	287,869
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	14,484	698,129
China Unicom Hong Kong, Ltd.*ADR (Diversified Telecommunication Services)	60,066	842,726
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	11,502	1,943,953
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	30,246	1,237,061
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	2,130	113,636
eHi Car Services, Ltd.*ADR (Capital Markets)	7,242	94,653
Fang Holdings, Ltd.*ADR (Internet Software & Services)	33,015	165,075
GDS Holdings, Ltd.*ADR (IT Services)	4,473	130,477
Huaneng Power International, Inc.ADR (Independent Power & Renewable Electricity Producers)	13,845	361,631
JA Solar Holdings Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	9,585	67,670
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	49,203	1,796,402
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	5,538	101,788
Jupai Holdings, Ltd.ADR (Banks)	3,408	66,524
Momo, Inc.*ADR (Internet Software & Services)	8,733	304,782
Netease.com, Inc.ADR (Internet Software & Services)	5,325	1,368,898
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	17,253	1,269,993
Qudian, Inc.*ADR ()	7,455	73,805
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	75,402	488,605
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	4,899	323,432
Sogou, Inc.*ADR (Capital Markets)	9,798	84,263
TAL Education GroupADR (Diversified Consumer Services)	25,560	930,895
Tarena International, Inc.ADR (Diversified Consumer Services)	7,242	73,217
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	14,697	91,121
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	38,979	603,395
Weibo Corp.*ADR (Internet Software & Services)	5,112	585,426
Xunlei, Ltd.*ADR (Internet Software & Services)	7,242	94,074
Yirendai, Ltd.ADR (Internet Software & Services)	2,343	82,638
YY, Inc.*ADR (Internet Software & Services)	4,686	451,684
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	29,394	485,001
TOTAL COMMON STOCKS (Cost $27,670,284)		36,026,609

	Principal Amount	Value
Repurchase Agreements(a)(b) (19.4%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $8,042,363	$8,042,000	$8,042,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,042,000)		8,042,000

TOTAL INVESTMENT SECURITIES (Cost $35,712,284) - 106.2%		44,068,609
Net other assets (liabilities) - (6.2)%		(2,563,789)

NET ASSETS - 100.0%		$41,504,820

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,363,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon China Select ADR Index	Goldman Sachs International	5/29/18	2.20%	$15,473,387	$101,176
BNY Mellon China Select ADR Index	UBS AG	5/29/18	2.00%	31,754,604	185,036
				$47,227,991	$286,212

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraChina ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
	$73,805	0.2%
Air Freight & Logistics	485,001	1.2%
Airlines	495,723	1.2%
Banks	66,524	0.2%
Biotechnology	794,652	1.9%
Capital Markets	178,916	0.4%
Chemicals	323,432	0.8%
Diversified Consumer Services	1,084,568	2.6%
Diversified Telecommunication Services	1,540,855	3.7%
Hotels, Restaurants & Leisure	749,164	1.8%
Independent Power & Renewable Electricity Producers	361,631	0.9%
Insurance	1,522,673	3.7%
Internet & Direct Marketing Retail	3,636,858	8.8%
Internet Software & Services	15,299,032	36.8%
IT Services	130,477	0.3%
Metals & Mining	301,612	0.7%
Oil, Gas & Consumable Fuels	5,063,012	12.1%
Semiconductors & Semiconductor Equipment	771,699	1.9%
Software	164,826	0.4%
Wireless Telecommunication Services	2,982,149	7.2%
Other **	5,478,211	13.2%
Total	$41,504,820	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2018:

	Value	% of Net Assets
China	$33,044,460	79.6%
Hong Kong	2,982,149	7.2%
Other **	5,478,211	13.2%
Total	$41,504,820	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (84.0%)
3M Co. (Industrial Conglomerates)	10,696	$2,079,195
American Express Co. (Consumer Finance)	10,696	1,056,230
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,696	1,767,621
Caterpillar, Inc. (Machinery)	10,696	1,544,075
Chevron Corp. (Oil, Gas & Consumable Fuels)	10,696	1,338,177
Cisco Systems, Inc. (Communications Equipment)	10,696	473,726
DowDuPont, Inc. (Chemicals)	10,696	676,415
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	10,696	831,614
General Electric Co. (Industrial Conglomerates)	10,696	150,493
Intel Corp. (Semiconductors & Semiconductor Equipment)	10,696	552,128
International Business Machines Corp. (IT Services)	10,696	1,550,492
Johnson & Johnson (Pharmaceuticals)	10,696	1,352,936
JPMorgan Chase & Co. (Banks)	10,696	1,163,511
McDonald’s Corp. (Hotels, Restaurants & Leisure)	10,696	1,790,938
Merck & Co., Inc. (Pharmaceuticals)	10,696	629,674
Microsoft Corp. (Software)	10,696	1,000,290
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	10,696	731,499
Pfizer, Inc. (Pharmaceuticals)	10,696	391,581
The Boeing Co. (Aerospace & Defense)	10,696	3,567,757
The Coca-Cola Co. (Beverages)	10,696	462,174
The Goldman Sachs Group, Inc. (Capital Markets)	10,696	2,549,177
The Home Depot, Inc. (Specialty Retail)	10,696	1,976,621
The Procter & Gamble Co. (Household Products)	10,696	773,749
The Travelers Cos., Inc. (Insurance)	10,696	1,407,594
The Walt Disney Co. (Media)	10,696	1,073,130
United Technologies Corp. (Aerospace & Defense)	10,696	1,285,124
UnitedHealth Group, Inc. (Health Care Providers & Services)	10,696	2,528,535
Verizon Communications, Inc. (Diversified Telecommunication Services)	10,696	527,848
Visa, Inc. - Class A (IT Services)	10,696	1,357,108
Wal-Mart Stores, Inc. (Food & Staples Retailing)	10,696	946,168
TOTAL COMMON STOCKS (Cost $26,774,111)		37,535,580

	Principal Amount	Value
Repurchase Agreements(a)(b) (16.3%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $7,306,330	$7,306,000	$7,306,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,306,000)		7,306,000

TOTAL INVESTMENT SECURITIES (Cost $34,080,111) - 100.3%		44,841,580
Net other assets (liabilities) - (0.3)%		(135,975)

NET ASSETS - 100.0%		$44,705,605

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $6,233,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	70	6/18/18	$8,444,450	$(202,107)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/29/18	2.25%	$13,067,275	$(82,526)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	5/29/18	2.10%	3,570,344	(21,469)
				$16,637,61 9	$(103,995)
Dow Jones Industrial Average	UBS AG	5/29/18	2.25%	$21,006,460	$(136,712)
SPDR Dow Jones Industrial Average ETF	UBS AG	5/29/18	2.05%	5,752,824	(34,568)
				$26,759,284	$(171,280)
				$43,396,903	$(275,275)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraDow 30 ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$4,852,881	10.9%
Banks	1,163,511	2.6%
Beverages	462,174	1.0%
Capital Markets	2,549,178	5.7%
Chemicals	676,415	1.5%
Communications Equipment	473,726	1.1%
Consumer Finance	1,056,230	2.4%
Diversified Telecommunication Services	527,848	1.2%
Food & Staples Retailing	946,168	2.1%
Health Care Providers & Services	2,528,534	5.7%
Hotels, Restaurants & Leisure	1,790,938	4.0%
Household Products	773,749	1.7%
Industrial Conglomerates	2,229,688	5.0%
Insurance	1,407,594	3.1%
IT Services	2,907,600	6.5%
Machinery	1,544,075	3.5%
Media	1,073,130	2.4%
Oil, Gas & Consumable Fuels	2,169,791	4.9%
Pharmaceuticals	2,374,191	5.3%
Semiconductors & Semiconductor Equipment	552,128	1.2%
Software	1,000,290	2.2%
Specialty Retail	1,976,621	4.4%
Technology Hardware, Storage & Peripherals	1,767,621	4.0%
Textiles, Apparel & Luxury Goods	731,499	1.6%
Other **	7,170,025	16.0%
Total	$44,705,605	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (88.1%)
58.com, Inc.*ADR (Internet Software & Services)	2,310	$201,871
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	30,030	5,361,556
Ambev S.A.ADR (Beverages)	114,840	760,241
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	30,360	561,356
Ase Industrial Holding Co.*ADR (Technology Hardware, Storage & Peripherals)	46,200	252,714
Baidu, Inc.*ADR (Internet Software & Services)	7,260	1,821,534
Banco Bradesco S.A.ADR (Banks)	87,846	860,891
Beigene, Ltd.*ADR (Biotechnology)	1,320	223,846
BRF S.A.*ADR (Food Products)	16,500	117,645
Cemex S.A.B. de C.V.*ADR (Construction Materials)	37,950	235,670
China Life Insurance Co., Ltd.ADR (Insurance)	38,940	549,054
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	29,040	1,378,238
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	6,600	643,764
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	3,630	174,966
China Unicom Hong Kong, Ltd.*ADR (Diversified Telecommunication Services)	15,840	222,235
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	9,900	376,101
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	4,290	725,053
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	10,560	431,904
Enersis S.A.ADR (Electric Utilities)	14,850	168,548
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	5,610	542,263
Grupo Televisa S.A.ADR (Media)	11,550	206,976
HDFC Bank, Ltd.ADR (Banks)	10,890	1,043,371
ICICI Bank, Ltd.ADR (Banks)	40,920	348,229
Infosys Technologies, Ltd.ADR (IT Services)	49,500	874,665
Itau Unibanco Holding S.A.ADR (Banks)	84,480	1,227,494
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	20,130	734,946
KB Financial Group, Inc.ADR (Banks)	10,230	576,971
Korea Electric Power Corp.ADR (Electric Utilities)	13,530	235,287
Latam Airlines Group S.A.ADR (Airlines)	9,900	151,173
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	11,550	124,740
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	13,200	138,600
Netease.com, Inc.ADR (Internet Software & Services)	1,980	508,999
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	5,610	412,952
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	38,620	544,156
POSCOADR (Metals & Mining)	8,250	700,013
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	12,870	350,708
Sasol, Ltd.ADR (Chemicals)	15,510	551,070
Shinhan Financial Group Co., Ltd.ADR (Banks)	12,540	559,535
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	9,240	219,450
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	97,680	3,755,796
TAL Education GroupADR (Diversified Consumer Services)	7,590	276,428
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	10,890	153,767
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	11,220	194,330
Vale S.A.ADR (Metals & Mining)	91,080	1,260,547
Vendanta, Ltd.ADR (Metals & Mining)	10,890	192,971
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	9,900	153,252
Weibo Corp.*ADR (Internet Software & Services)	1,320	151,166
Wipro, Ltd.ADR (IT Services)	28,380	135,656
Woori BankADR (Banks)	4,620	206,606
TOTAL COMMON STOCKS (Cost $21,390,434)		31,599,304

Preferred Stock (2.0%)
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	55,100	724,565
TOTAL PREFERRED STOCK (Cost $321,326)		724,565

	Principal Amount	Value
Repurchase Agreements(a)(b) (10.2%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $3,679,166	$3,679,000	$3,679,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,679,000)		3,679,000

TOTAL INVESTMENT SECURITIES (Cost $25,390,760) - 100.3%		36,002,869
Net other assets (liabilities) - (0.3)%		(100,761)

NET ASSETS - 100.0%		$35,902,108

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,282,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	5/29/18	2.20%	$13,107,177	$(6,731)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	5/29/18	2.25%	26,447,577	(13,707)
				$39,554,754	$(20,438)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Airlines	$151,173	0.4%
Banks	4,823,099	13.5%
Beverages	1,302,503	3.6%
Biotechnology	223,846	0.6%
Chemicals	551,070	1.5%
Construction Materials	235,670	0.7%
Diversified Consumer Services	276,428	0.8%
Diversified Telecommunication Services	1,277,777	3.6%
Electric Utilities	403,834	1.1%
Electronic Equipment, Instruments & Components	124,740	0.3%
Food Products	117,645	0.3%
Insurance	549,054	1.5%
Internet & Direct Marketing Retail	1,320,102	3.7%
Internet Software & Services	8,045,125	22.5%
IT Services	1,010,321	2.8%
Media	206,976	0.6%
Metals & Mining	2,153,531	6.0%
Oil, Gas & Consumable Fuels	3,244,820	9.0%
Semiconductors & Semiconductor Equipment	3,755,796	10.5%
Technology Hardware, Storage & Peripherals	252,714	0.7%
Wireless Telecommunication Services	2,297,645	6.4%
Other **	3,578,239	9.9%
Total	$35,902,108	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2018:

	Value	% of Net Assets
Brazil	$5,843,636	16.3%
Chile	319,721	0.9%
China	12,593,526	35.2%
Hong Kong	1,378,238	3.8%
India	2,594,892	7.2%
Indonesia	350,708	1.0%
Mexico	1,546,265	4.3%
Russia	138,600	0.4%
South Africa	551,070	1.5%
South Korea	2,622,602	7.3%
Taiwan	4,384,611	12.2%
Other **	3,578,239	9.9%
Total	$35,902,108	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraInternational ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.5%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $15,485,699	$15,485,000	$15,485,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,485,000)		15,485,000

TOTAL INVESTMENT SECURITIES (Cost $15,485,000) - 103.5%		15,485,000
Net other assets (liabilities) - (3.5)%		(529,955)

NET ASSETS - 100.0%		$14,955,045

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $892,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/29/18	2.05%	$514,312	$(2,252)
MSCI EAFE Index	UBS AG	5/29/18	2.55%	29,346,629	(134,032)
				$29,860,941	$(136,284)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (90.0%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $25,031,129	$25,030,000	$25,030,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,030,000)		25,030,000

TOTAL INVESTMENT SECURITIES (Cost $25,030,000) - 90.0%		25,030,000
Net other assets (liabilities) - 10.0%		2,780,775

NET ASSETS - 100.0%		$27,810,775

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	496	6/8/18	$55,663,600	$2,537,607

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (70.3%)
Ambev S.A.ADR (Beverages)	372,196	$2,463,938
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	70,906	1,311,052
Banco Bradesco S.A.ADR (Banks)	286,693	2,809,591
Banco de ChileADR (Banks)	4,356	426,888
Banco Santander Brasil S.A.ADR (Banks)	42,350	459,074
Banco Santander ChileADR (Banks)	15,488	511,569
Bancolombia S.A.ADR (Banks)	11,616	553,618
BRF S.A.*ADR (Food Products)	62,194	443,443
Cemex S.A.B. de C.V.*ADR (Construction Materials)	186,582	1,158,674
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	9,196	504,768
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	5,566	365,352
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	22,022	351,251
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	35,574	355,029
Companhia Energetica de Minas Gerais-CEMIGADR (Electric Utilities)	80,828	193,179
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	23,958	528,993
Embraer S.A.ADR (Aerospace & Defense)	17,908	451,640
Enersis S.A.ADR (Electric Utilities)	54,934	623,501
Fibria Celulose S.A.ADR (Paper & Forest Products)	21,054	411,816
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	14,036	1,356,720
Gerdau S.A.ADR (Metals & Mining)	90,750	423,803
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	3,872	403,347
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	2,178	391,604
Grupo Financiero Galicia S.A.ADR (Banks)	9,922	634,213
Grupo Televisa S.A.ADR (Media)	41,382	741,565
Itau Unibanco Holding S.A.ADR (Banks)	273,702	3,976,891
Latam Airlines Group S.A.ADR (Airlines)	37,752	576,473
Pampa Energia S.A.*ADR (Electric Utilities)	6,292	358,896
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	92,712	1,306,312
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	39,930	563,812
TIM Participacoes S.A.ADR (Wireless Telecommunication Services)	16,940	385,385
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	40,172	695,779
Vale S.A.ADR (Metals & Mining)	295,482	4,089,470
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	18,150	397,304
TOTAL COMMON STOCKS (Cost $20,560,968)		30,224,950

Preferred Stocks (4.0%)
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	17,908	400,065
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	100,404	1,320,312
TOTAL PREFERRED STOCKS (Cost $540,851)		1,720,377

	Principal Amount	Value
Repurchase Agreements(a)(b) (19.3%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $8,276,373	$8,276,000	$8,276,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,276,000)		8,276,000

TOTAL INVESTMENT SECURITIES (Cost $29,377,819) - 93.6%		40,221,327
Net other assets (liabilities) - 6.4%		2,768,366

NET ASSETS - 100.0%		$42,989,693

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,111,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	5/29/18	2.20%	$22,934,971	$(222,719)
BNY Mellon Latin America 35 ADR Index	UBS AG	5/29/18	2.25%	30,517,244	(316,238)
				$53,452,215	$(538,957)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraLatin America ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$451,640	1.1%
Airlines	576,473	1.3%
Banks	9,371,844	21.8%
Beverages	4,186,010	9.7%
Chemicals	504,768	1.2%
Construction Materials	1,158,674	2.7%
Diversified Telecommunication Services	563,812	1.3%
Electric Utilities	1,175,576	2.7%
Food & Staples Retailing	400,065	0.9%
Food Products	443,443	1.0%
Media	741,565	1.7%
Metals & Mining	4,864,524	11.4%
Oil, Gas & Consumable Fuels	4,248,700	10.0%
Paper & Forest Products	411,816	1.0%
Transportation Infrastructure	794,951	1.8%
Water Utilities	355,029	0.8%
Wireless Telecommunication Services	1,696,437	3.9%
Other **	11,044,366	25.7%
Total	$42,989,693	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2018:

	Value	% of Net Assets
Argentina	$1,390,413	3.2%
Brazil	20,749,539	48.3%
Chile	2,643,199	6.1%
Colombia	1,082,611	2.5%
Mexico	5,728,314	13.4%
Peru	351,251	0.8%
Other **	11,044,366	25.7%
Total	$42,989,693	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (69.4%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,194	$42,108
Aaron’s, Inc. (Specialty Retail)	2,330	97,324
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,631	490,850
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	3,029	107,772
ACI Worldwide, Inc.* (Software)	4,194	97,511
Acxiom Corp.* (IT Services)	2,796	72,640
Adtalem Global Education, Inc.* (Diversified Consumer Services)	2,097	99,817
AECOM Technology Corp.* (Construction & Engineering)	5,825	200,614
AGCO Corp. (Machinery)	2,330	146,044
Akorn, Inc.* (Pharmaceuticals)	3,495	50,433
Alexander & Baldwin, Inc. (Real Estate Management & Development)	2,563	58,693
Alleghany Corp. (Insurance)	466	267,796
Allegheny Technologies, Inc.* (Metals & Mining)	4,660	123,816
ALLETE, Inc. (Electric Utilities)	1,864	142,428
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	6,524	75,809
AMC Networks, Inc.* - Class A (Media)	1,864	96,928
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	4,893	191,365
American Eagle Outfitters, Inc. (Specialty Retail)	6,058	125,279
American Financial Group, Inc. (Insurance)	2,563	290,183
AptarGroup, Inc. (Containers & Packaging)	2,330	217,854
Aqua America, Inc. (Water Utilities)	6,524	229,319
ARRIS International PLC* (Communications Equipment)	6,291	169,857
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,262	243,802
Ashland Global Holdings, Inc. (Chemicals)	2,330	154,199
Aspen Insurance Holdings, Ltd. (Insurance)	2,097	89,018
Associated Banc-Corp. (Banks)	6,291	166,397
Atmos Energy Corp. (Gas Utilities)	3,961	344,172
AutoNation, Inc.* (Specialty Retail)	2,097	96,860
Avis Budget Group, Inc.* (Road & Rail)	2,563	126,638
Avnet, Inc. (Electronic Equipment, Instruments & Components)	4,427	173,671
BancorpSouth Bank (Banks)	3,029	100,108
Bank of Hawaii Corp. (Banks)	1,631	137,347
Bank of the Ozarks, Inc. (Banks)	4,427	207,184
Bed Bath & Beyond, Inc. (Specialty Retail)	5,126	89,500
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,631	100,470
Bemis Co., Inc. (Containers & Packaging)	3,262	141,147
Big Lots, Inc. (Multiline Retail)	1,631	69,236
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	699	177,343
Bio-Techne Corp. (Life Sciences Tools & Services)	1,398	210,972
Black Hills Corp. (Multi-Utilities)	1,864	105,652
Blackbaud, Inc. (Software)	1,631	171,190
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	3,029	100,593
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,631	71,095
Broadridge Financial Solutions, Inc. (IT Services)	4,194	449,639
Brown & Brown, Inc. (Insurance)	8,388	228,405
Brunswick Corp. (Leisure Products)	3,262	195,329
Cable One, Inc. (Media)	233	147,983
Cabot Corp. (Chemicals)	2,330	130,154
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	7,223	100,472
Camden Property Trust (Equity Real Estate Investment Trusts)	3,262	278,574
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,398	156,674
Carlisle Cos., Inc. (Industrial Conglomerates)	2,330	251,011
Carpenter Technology Corp. (Metals & Mining)	1,631	86,867
Cars.com, Inc.* (Internet Software & Services)	2,563	72,994
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,631	163,621
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,398	135,047
Catalent, Inc.* (Pharmaceuticals)	4,893	201,151
Cathay General Bancorp, Inc. (Banks)	2,796	111,868
CDK Global, Inc. (Software)	4,660	304,018
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,631	169,934
Chemical Financial Corp. (Banks)	2,563	140,683
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	33,086	98,265
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	466	127,964
Ciena Corp.* (Communications Equipment)	5,359	137,994
Cinemark Holdings, Inc. (Media)	3,961	155,152
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,330	84,975
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,864	85,371
CNO Financial Group, Inc. (Insurance)	6,058	129,884
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	7,223	107,334
Cognex Corp. (Electronic Equipment, Instruments & Components)	6,291	290,959
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	932	156,781
Commerce Bancshares, Inc. (Banks)	3,495	222,002
Commercial Metals Co. (Metals & Mining)	4,194	88,116
CommVault Systems, Inc.* (Software)	1,631	114,088
Compass Minerals International, Inc. (Metals & Mining)	1,165	78,405
Convergys Corp. (IT Services)	3,262	76,200
Cooper Tire & Rubber Co. (Auto Components)	1,864	45,575
Copart, Inc.* (Commercial Services & Supplies)	7,223	368,950
Core Laboratories N.V. (Energy Equipment & Services)	1,631	199,716
Corecivic, Inc. (Equity Real Estate Investment Trusts)	4,194	84,551
CoreLogic, Inc.* (IT Services)	3,029	149,936
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,165	121,277
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	3,728	102,557
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	15,145	134,639
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	932	153,398

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Crane Co. (Machinery)	1,864	$155,905
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,495	130,433
Cullen/Frost Bankers, Inc. (Banks)	2,097	240,001
Curtiss-Wright Corp. (Aerospace & Defense)	1,631	208,833
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	12,815	186,843
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,495	187,297
Dana Holding Corp. (Auto Components)	5,359	127,169
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	3,495	229,167
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,165	108,648
Delphi Technologies PLC (Auto Components)	3,262	157,913
Deluxe Corp. (Commercial Services & Supplies)	1,631	111,789
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,330	42,849
Dick’s Sporting Goods, Inc. (Specialty Retail)	3,029	100,230
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	2,796	42,919
Dillard’s, Inc. - Class A (Multiline Retail)	699	52,110
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,631	394,263
Domtar Corp. (Paper & Forest Products)	2,330	102,287
Donaldson Co., Inc. (Machinery)	4,660	206,252
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	5,825	217,098
Dril-Quip, Inc.* (Energy Equipment & Services)	1,398	57,947
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,029	184,648
Dycom Industries, Inc.* (Construction & Engineering)	1,165	120,997
Eagle Materials, Inc. (Construction Materials)	1,864	184,461
East West Bancorp, Inc. (Banks)	5,359	357,016
Eaton Vance Corp. (Capital Markets)	4,427	240,785
Edgewell Personal Care Co.* (Personal Products)	1,864	82,109
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,796	92,016
EMCOR Group, Inc. (Construction & Engineering)	2,097	154,318
Encompass Health Corp. (Health Care Providers & Services)	3,495	212,566
Endo International PLC* (Pharmaceuticals)	7,223	41,388
Energen Corp.* (Oil, Gas & Consumable Fuels)	3,495	228,713
Energizer Holdings, Inc. (Household Products)	2,097	120,284
EnerSys (Electrical Equipment)	1,631	111,821
Ensco PLCADR - Class A (Energy Equipment & Services)	15,844	89,519
EPR Properties (Equity Real Estate Investment Trusts)	2,330	128,197
Esterline Technologies Corp.* (Aerospace & Defense)	932	66,964
Evercore Partners, Inc. - Class A (Capital Markets)	1,398	141,548
F.N.B. Corp. (Banks)	11,650	151,450
FactSet Research Systems, Inc. (Capital Markets)	1,398	264,376
Fair Isaac Corp.* (Software)	1,165	201,755
Federated Investors, Inc. - Class B (Capital Markets)	3,495	92,513
First American Financial Corp. (Insurance)	3,961	202,447
First Horizon National Corp. (Banks)	11,883	217,459
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,427	137,724
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	3,029	214,786
Five Below, Inc.* (Specialty Retail)	2,097	148,070
Flowers Foods, Inc. (Food Products)	6,757	152,776
Fortinet, Inc.* (Software)	5,359	296,674
Fulton Financial Corp. (Banks)	6,291	106,318
GameStop Corp. - Class A (Specialty Retail)	3,728	50,887
GATX Corp. (Trading Companies & Distributors)	1,398	91,206
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	2,330	165,896
Gentex Corp. (Auto Components)	10,019	227,832
Genworth Financial, Inc.* - Class A (Insurance)	18,174	50,160
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	2,563	131,200
Graco, Inc. (Machinery)	6,058	266,491
Graham Holdings Co. - Class B (Diversified Consumer Services)	233	140,511
Granite Construction, Inc. (Construction & Engineering)	1,398	73,227
Great Plains Energy, Inc. (Electric Utilities)	7,922	259,287
Greif, Inc. - Class A (Containers & Packaging)	932	54,541
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	6,058	56,339
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,631	77,260
Hancock Holding Co. (Banks)	3,029	147,967
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,961	137,407
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,427	123,203
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,563	99,009
Helen of Troy, Ltd.* (Household Durables)	932	83,088
Herman Miller, Inc. (Commercial Services & Supplies)	2,097	64,378
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	3,728	164,107
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,330	199,984
HNI Corp. (Commercial Services & Supplies)	1,631	54,459
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	6,524	395,941
Home BancShares, Inc. (Banks)	5,825	135,373
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	6,058	150,723
Hubbell, Inc. (Electrical Equipment)	2,097	217,795
ICU Medical, Inc.* (Health Care Equipment & Supplies)	466	117,292

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
IDACORP, Inc. (Electric Utilities)	1,864	$173,352
IDEX Corp. (Machinery)	2,796	373,714
ILG, Inc. (Hotels, Restaurants & Leisure)	3,728	127,237
Ingredion, Inc. (Food Products)	2,563	310,354
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,893	136,172
Interactive Brokers Group, Inc. - Class A (Capital Markets)	2,563	190,175
InterDigital, Inc. (Communications Equipment)	1,165	86,734
International Bancshares Corp. (Banks)	1,864	74,187
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	932	38,305
ITT, Inc. (Machinery)	3,262	159,479
j2 Global, Inc. (Internet Software & Services)	1,864	147,964
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	6,291	167,341
Jack Henry & Associates, Inc. (IT Services)	2,796	334,066
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,165	104,501
Janus Henderson Group PLC (Capital Markets)	6,524	206,093
JBG Smith Properties (Equity Real Estate Investment Trusts)	3,495	128,861
JetBlue Airways Corp.* (Airlines)	11,650	223,564
John Wiley & Sons, Inc. - Class A (Media)	1,631	107,564
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,631	276,471
KB Home (Household Durables)	3,029	80,420
KBR, Inc. (Construction & Engineering)	5,126	85,553
Kemper Corp. (Insurance)	1,864	125,820
Kennametal, Inc. (Machinery)	3,029	110,407
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,990	361,244
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	3,495	250,486
Kirby Corp.* (Marine)	1,864	158,999
KLX, Inc.* (Aerospace & Defense)	1,864	145,821
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	4,660	181,787
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,262	41,754
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	3,029	192,978
Lamb Weston Holding, Inc. (Food Products)	5,359	350,049
Lancaster Colony Corp. (Food Products)	699	87,787
Landstar System, Inc. (Road & Rail)	1,631	165,791
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	4,194	124,017
Legg Mason, Inc. (Capital Markets)	3,029	120,251
Leidos Holdings, Inc. (IT Services)	5,126	329,243
LendingTree, Inc.* (Thrifts & Mortgage Finance)	233	55,547
Lennox International, Inc. (Building Products)	1,398	270,331
Liberty Property Trust (Equity Real Estate Investment Trusts)	5,359	224,113
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,631	144,246
LifePoint Health, Inc.* (Health Care Providers & Services)	1,398	66,964
Lincoln Electric Holdings, Inc. (Machinery)	2,330	193,087
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	932	174,209
LivaNova PLC* (Health Care Equipment & Supplies)	1,631	144,800
Live Nation Entertainment, Inc.* (Media)	4,893	193,127
LogMeIn, Inc. (Internet Software & Services)	1,864	205,413
Louisiana-Pacific Corp. (Paper & Forest Products)	5,359	151,820
Lumentum Holdings, Inc.* (Communications Equipment)	2,330	117,549
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,262	56,009
Mallinckrodt PLC* (Pharmaceuticals)	3,029	39,377
Manhattan Associates, Inc.* (Software)	2,563	110,363
ManpowerGroup, Inc. (Professional Services)	2,330	223,028
MarketAxess Holdings, Inc. (Capital Markets)	1,398	277,684
Masimo Corp.* (Health Care Equipment & Supplies)	1,631	146,350
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	3,495	114,426
MAXIMUS, Inc. (IT Services)	2,330	157,578
MB Financial, Inc. (Banks)	3,029	129,096
MDU Resources Group, Inc. (Multi-Utilities)	6,990	196,908
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	13,281	169,731
Medidata Solutions, Inc.* (Health Care Technology)	2,097	149,642
MEDNAX, Inc.* (Health Care Providers & Services)	3,495	160,455
Mercury General Corp. (Insurance)	1,398	63,931
Meredith Corp. (Media)	1,398	72,416
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	4,194	271,309
Minerals Technologies, Inc. (Chemicals)	1,398	96,532
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,864	190,874
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,631	135,781
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,398	163,706
MSA Safety, Inc. (Commercial Services & Supplies)	1,165	101,169
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,631	140,984
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	5,825	175,391
Murphy USA, Inc.* (Specialty Retail)	1,165	72,894
Nabors Industries, Ltd. (Energy Equipment & Services)	11,417	86,883
National Fuel Gas Co. (Gas Utilities)	3,029	155,539
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,961	161,965
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	5,592	212,720
NCR Corp.* (Technology Hardware, Storage & Peripherals)	4,194	129,049
NetScout Systems, Inc.* (Communications Equipment)	3,262	88,563

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
New Jersey Resources Corp. (Gas Utilities)	3,262	$134,884
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	17,708	210,371
NewMarket Corp. (Chemicals)	233	88,435
Nordson Corp. (Machinery)	1,864	239,710
NorthWestern Corp. (Multi-Utilities)	1,864	102,408
NOW, Inc.* (Trading Companies & Distributors)	3,961	48,047
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,864	132,624
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,864	99,183
NVR, Inc.* (Household Durables)	233	722,301
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	9,786	107,940
Oceaneering International, Inc. (Energy Equipment & Services)	3,495	74,234
Office Depot, Inc. (Specialty Retail)	18,640	42,686
OGE Energy Corp. (Electric Utilities)	7,223	237,420
Old Dominion Freight Line, Inc. (Road & Rail)	2,563	343,083
Old Republic International Corp. (Insurance)	9,087	185,375
Olin Corp. (Chemicals)	6,058	182,891
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	7,223	187,654
ONE Gas, Inc. (Gas Utilities)	1,864	129,958
Orbital ATK, Inc. (Aerospace & Defense)	2,097	277,601
Oshkosh Corp. (Machinery)	2,796	201,759
Owens-Illinois, Inc.* (Containers & Packaging)	5,825	118,422
PacWest Bancorp (Banks)	4,660	238,777
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	932	57,784
Patterson Cos., Inc. (Health Care Providers & Services)	3,029	70,515
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	8,155	174,680
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	3,961	151,825
Pinnacle Financial Partners, Inc. (Banks)	2,796	179,084
Pitney Bowes, Inc. (Commercial Services & Supplies)	6,757	69,057
Plantronics, Inc. (Communications Equipment)	1,165	75,900
PNM Resources, Inc. (Electric Utilities)	2,796	110,861
Polaris Industries, Inc. (Leisure Products)	2,097	219,807
PolyOne Corp. (Chemicals)	3,029	126,764
Pool Corp. (Distributors)	1,398	194,056
Post Holdings, Inc.* (Food Products)	2,330	185,398
Potlatch Corp. (Equity Real Estate Investment Trusts)	2,097	108,729
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,864	54,876
Primerica, Inc. (Insurance)	1,631	157,799
Prosperity Bancshares, Inc. (Banks)	2,563	183,947
PTC, Inc.* (Software)	4,194	345,375
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,854	107,842
Quality Care Properties* (Equity Real Estate Investment Trusts)	3,495	76,785
Rayonier, Inc. (Equity Real Estate Investment Trusts)	4,660	173,305
Regal Beloit Corp. (Electrical Equipment)	1,631	116,127
Reinsurance Group of America, Inc. (Insurance)	2,330	348,102
Reliance Steel & Aluminum Co. (Metals & Mining)	2,563	225,339
RenaissanceRe Holdings, Ltd. (Insurance)	1,398	190,184
Rollins, Inc. (Commercial Services & Supplies)	3,495	169,577
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	4,194	60,561
Royal Gold, Inc. (Metals & Mining)	2,330	206,904
RPM International, Inc. (Chemicals)	4,893	236,333
Ryder System, Inc. (Road & Rail)	1,864	125,690
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	6,524	119,454
Sabre Corp. (IT Services)	7,689	158,701
Sally Beauty Holdings, Inc.* (Specialty Retail)	4,660	80,571
Sanderson Farms, Inc. (Food Products)	699	77,701
Science Applications International Corp. (IT Services)	1,631	139,923
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,864	99,351
SEI Investments Co. (Capital Markets)	4,660	294,651
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	8,621	134,229
Sensient Technologies Corp. (Chemicals)	1,631	108,706
Service Corp. International (Diversified Consumer Services)	6,757	246,698
Signature Bank* (Banks)	1,864	237,007
Signet Jewelers, Ltd. (Specialty Retail)	2,097	81,531
Silgan Holdings, Inc. (Containers & Packaging)	2,796	78,484
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,631	151,520
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	2,796	176,819
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	4,893	139,451
SLM Corp.* (Consumer Finance)	15,844	181,889
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,728	89,286
Sonoco Products Co. (Containers & Packaging)	3,728	191,470
Sotheby’s* - Class A (Diversified Consumer Services)	1,398	73,814
Southwest Gas Corp. (Gas Utilities)	1,864	136,053
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	18,640	76,424
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	4,427	110,808
Steel Dynamics, Inc. (Metals & Mining)	8,621	386,307
STERIS PLC (Health Care Equipment & Supplies)	3,029	286,301
Sterling Bancorp (Banks)	8,155	193,681
Stifel Financial Corp. (Capital Markets)	2,563	149,372
Superior Energy Services, Inc.* (Energy Equipment & Services)	5,592	60,002
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,165	50,701
Syneos Health, Inc.* (Life Sciences Tools & Services)	2,097	79,896

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,165	$116,698
Synovus Financial Corp. (Banks)	4,427	231,399
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	3,495	76,715
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,097	117,390
TCF Financial Corp. (Banks)	6,291	156,206
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,165	88,831
TEGNA, Inc. (Media)	7,922	83,736
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,398	261,552
Teleflex, Inc. (Health Care Equipment & Supplies)	1,631	436,913
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,262	89,150
Tempur Sealy International, Inc.* (Household Durables)	1,631	72,987
Tenet Healthcare Corp.* (Health Care Providers & Services)	3,029	72,514
Teradata Corp.* (IT Services)	4,427	181,153
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	6,990	227,525
Terex Corp. (Machinery)	2,796	102,110
Texas Capital Bancshares, Inc.* (Banks)	1,864	183,884
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	2,330	149,306
The Boston Beer Co., Inc.* - Class A (Beverages)	233	52,227
The Brink’s Co. (Commercial Services & Supplies)	1,864	137,563
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,631	84,730
The Chemours Co. (Chemicals)	6,757	327,107
The Dun & Bradstreet Corp. (Professional Services)	1,398	161,203
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	4,427	99,608
The Hain Celestial Group, Inc.* (Food Products)	3,728	108,597
The Hanover Insurance Group, Inc. (Insurance)	1,631	187,320
The Michaels Cos., Inc.* (Specialty Retail)	3,961	73,754
The New York Times Co. - Class A (Media)	4,660	109,277
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,398	116,845
The Timken Co. (Machinery)	2,563	109,568
The Toro Co. (Machinery)	3,961	231,283
The Ultimate Software Group, Inc.* (Software)	1,165	279,507
The Wendy’s Co. (Hotels, Restaurants & Leisure)	6,524	109,212
Thor Industries, Inc. (Automobiles)	1,864	197,845
Toll Brothers, Inc. (Household Durables)	5,126	216,112
Tootsie Roll Industries, Inc. (Food Products)	699	19,956
Transocean, Ltd.* (Energy Equipment & Services)	15,844	195,990
TreeHouse Foods, Inc.* (Food Products)	2,097	80,735
TRI Pointe Group, Inc.* (Household Durables)	5,592	95,679
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	9,087	314,410
Trinity Industries, Inc. (Machinery)	5,592	178,217
Trustmark Corp. (Banks)	2,563	80,248
Tupperware Brands Corp. (Household Durables)	1,864	83,060
Tyler Technologies, Inc.* (Software)	1,165	255,042
UGI Corp. (Gas Utilities)	6,291	304,421
UMB Financial Corp. (Banks)	1,631	124,902
Umpqua Holdings Corp. (Banks)	7,922	186,642
United Bankshares, Inc. (Banks)	3,728	126,566
United Natural Foods, Inc.* (Food & Staples Retailing)	1,864	83,917
United States Steel Corp. (Metals & Mining)	6,291	212,825
United Therapeutics Corp.* (Biotechnology)	1,631	179,589
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	6,058	109,165
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,961	81,478
Urban Outfitters, Inc.* (Specialty Retail)	2,796	112,595
Valley National Bancorp (Banks)	9,553	119,890
Valmont Industries, Inc. (Construction & Engineering)	932	132,437
Valvoline, Inc. (Chemicals)	7,223	146,482
Vectren Corp. (Multi-Utilities)	3,029	212,848
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	3,961	91,143
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,961	139,348
ViaSat, Inc.* (Communications Equipment)	2,097	134,166
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	4,893	86,361
W.R. Berkley Corp. (Insurance)	3,495	260,587
Wabtec Corp. (Machinery)	3,029	269,006
Washington Federal, Inc. (Thrifts & Mortgage Finance)	3,029	96,171
Watsco, Inc. (Trading Companies & Distributors)	1,165	195,043
Webster Financial Corp. (Banks)	3,262	196,340
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	4,427	121,610
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,631	334,616
Werner Enterprises, Inc. (Road & Rail)	1,631	55,943
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,796	246,635
Westar Energy, Inc. (Electric Utilities)	5,126	277,727
WEX, Inc.* (IT Services)	1,398	226,364
WGL Holdings, Inc. (Gas Utilities)	1,864	158,626
Williams-Sonoma, Inc. (Specialty Retail)	2,796	133,649
Wintrust Financial Corp. (Banks)	2,097	187,577
Woodward, Inc. (Machinery)	2,097	150,858
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,563	55,028
Worthington Industries, Inc. (Metals & Mining)	1,631	72,628
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	14,446	246,882
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,864	251,323
TOTAL COMMON STOCKS (Cost $44,305,396)		62,793,183

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.3%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $23,807,074	$23,806,000	$23,806,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,806,000)		23,806,000

TOTAL INVESTMENT SECURITIES (Cost $68,111,396) - 95.7%		86,599,183
Net other assets (liabilities) - 4.3%		3,932,055

NET ASSETS - 100.0%		$90,531,238

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $10,708,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	39	6/18/18	$7,298,850	$(211,067)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/29/18	2.20%	$41,626,396	$(446,158)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	5/29/18	1.95%	15,026,823	(160,959)
				$56,653,219	$(607,117)
S&P MidCap 400	UBS AG	5/29/18	2.20%	$39,108,609	$(345,227)
SPDR S&P MidCap 400 ETF	UBS AG	5/29/18	2.05%	15,523,858	(124,020)
				$54,632,467	$(469,247)
				$111,285,686	$(1,076,364)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$960,771	1.1%
Airlines	223,564	0.2%
Auto Components	558,489	0.6%
Automobiles	197,845	0.2%
Banks	5,270,608	5.8%
Beverages	52,227	0.1%
Biotechnology	179,589	0.2%
Building Products	270,331	0.3%
Capital Markets	1,977,448	2.2%
Chemicals	1,714,447	1.9%
Commercial Services & Supplies	1,261,322	1.4%
Communications Equipment	810,763	0.9%
Construction & Engineering	767,146	0.8%
Construction Materials	184,461	0.2%
Consumer Finance	181,889	0.2%
Containers & Packaging	801,918	0.9%
Distributors	194,056	0.2%
Diversified Consumer Services	560,840	0.6%
Electric Utilities	1,338,482	1.5%
Electrical Equipment	445,743	0.5%
Electronic Equipment, Instruments & Components	2,820,961	3.1%
Energy Equipment & Services	1,042,381	1.2%
Equity Real Estate Investment Trusts	5,251,779	5.8%
Food & Staples Retailing	329,772	0.4%
Food Products	1,373,353	1.5%
Gas Utilities	1,363,653	1.5%
Health Care Equipment & Supplies	2,533,442	2.8%
Health Care Providers & Services	1,161,183	1.3%
Health Care Technology	225,451	0.2%
Hotels, Restaurants & Leisure	1,979,205	2.2%
Household Durables	1,353,646	1.5%
Household Products	120,284	0.1%
Industrial Conglomerates	251,011	0.3%
Insurance	2,777,011	3.1%
Internet Software & Services	426,371	0.5%
IT Services	2,275,443	2.5%
Leisure Products	415,136	0.5%
Life Sciences Tools & Services	638,145	0.7%
Machinery	3,093,891	3.4%
Marine	158,999	0.2%
Media	966,183	1.1%
Metals & Mining	1,481,207	1.6%
Multiline Retail	121,346	0.1%
Multi-Utilities	617,816	0.7%
Oil, Gas & Consumable Fuels	2,112,108	2.3%
Paper & Forest Products	254,107	0.3%
Personal Products	214,733	0.2%
Pharmaceuticals	387,225	0.4%
Professional Services	384,231	0.4%
Real Estate Management & Development	335,164	0.4%
Road & Rail	1,164,828	1.3%
Semiconductors & Semiconductor Equipment	1,948,192	2.2%
Software	2,175,523	2.4%
Specialty Retail	1,305,830	1.4%
Technology Hardware, Storage & Peripherals	214,076	0.2%
Textiles, Apparel & Luxury Goods	411,720	0.5%
Thrifts & Mortgage Finance	362,089	0.4%
Trading Companies & Distributors	475,280	0.5%
Water Utilities	229,319	0.3%
Wireless Telecommunication Services	89,150	0.1%
Other **	27,738,055	30.6%
Total	$90,531,238	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (56.9%)
Activision Blizzard, Inc. (Software)	25,748	$1,708,380
Adobe Systems, Inc.* (Software)	16,728	3,706,925
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,544	887,401
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,788	696,582
Alphabet, Inc.* - Class A (Internet Software & Services)	10,168	10,356,921
Alphabet, Inc.* - Class C (Internet Software & Services)	11,808	12,012,633
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	16,400	25,684,531
American Airlines Group, Inc. (Airlines)	16,072	689,971
Amgen, Inc. (Biotechnology)	24,436	4,263,594
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	12,464	1,088,730
Apple, Inc. (Technology Hardware, Storage & Peripherals)	171,872	28,403,567
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	35,588	1,767,656
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,460	463,587
Autodesk, Inc.* (Software)	7,380	929,142
Automatic Data Processing, Inc. (IT Services)	15,088	1,781,591
Baidu, Inc.*ADR (Internet Software & Services)	9,512	2,386,561
Biogen, Inc.* (Biotechnology)	7,216	1,974,298
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,904	493,043
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,640	3,571,920
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	13,940	3,198,115
CA, Inc. (Software)	14,104	490,819
Cadence Design Systems, Inc.* (Software)	9,512	381,051
Celgene Corp.* (Biotechnology)	25,420	2,214,082
Cerner Corp.* (Health Care Technology)	11,316	659,157
Charter Communications, Inc.* - Class A (Media)	8,036	2,180,086
Check Point Software Technologies, Ltd.* (Software)	5,576	538,140
Cintas Corp. (Commercial Services & Supplies)	3,608	614,442
Cisco Systems, Inc. (Communications Equipment)	163,180	7,227,242
Citrix Systems, Inc.* (Software)	4,592	472,563
Cognizant Technology Solutions Corp. (IT Services)	19,844	1,623,636
Comcast Corp. - Class A (Media)	156,948	4,926,599
Costco Wholesale Corp. (Food & Staples Retailing)	14,924	2,942,415
CSX Corp. (Road & Rail)	30,012	1,782,414
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	15,580	637,222
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	7,708	388,021
Dish Network Corp.* - Class A (Media)	7,708	258,603
Dollar Tree, Inc.* (Multiline Retail)	8,036	770,572
eBay, Inc.* (Internet Software & Services)	34,276	1,298,375
Electronic Arts, Inc.* (Software)	10,332	1,218,969
Expedia, Inc. (Internet & Direct Marketing Retail)	4,756	547,606
Express Scripts Holding Co.* (Health Care Providers & Services)	19,188	1,452,532
Facebook, Inc.* - Class A (Internet Software & Services)	81,180	13,962,959
Fastenal Co. (Trading Companies & Distributors)	9,676	483,703
Fiserv, Inc.* (IT Services)	14,104	999,409
Gilead Sciences, Inc. (Biotechnology)	44,444	3,210,190
Hasbro, Inc. (Leisure Products)	4,264	375,616
Henry Schein, Inc.* (Health Care Providers & Services)	5,248	398,848
Hologic, Inc.* (Health Care Equipment & Supplies)	9,348	362,609
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,952	574,134
Illumina, Inc.* (Life Sciences Tools & Services)	4,920	1,185,376
Incyte Corp.* (Biotechnology)	7,216	446,959
Intel Corp. (Semiconductors & Semiconductor Equipment)	158,096	8,160,915
Intuit, Inc. (Software)	8,692	1,606,195
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,772	1,662,622
J.B. Hunt Transport Services, Inc. (Road & Rail)	3,772	442,946
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	31,160	1,137,652
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	5,248	533,932
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,576	1,031,895
Liberty Global PLC* - Class A (Media)	7,380	222,433
Liberty Global PLC* - Class C (Media)	19,516	567,916
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	12,136	1,658,748
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,512	518,404
Mercadolibre, Inc. (Internet Software & Services)	1,476	501,264
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,872	658,572
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	39,196	1,802,232
Microsoft Corp. (Software)	260,760	24,386,274
Mondelez International, Inc. - Class A (Food Products)	50,348	1,988,746
Monster Beverage Corp.* (Beverages)	19,024	1,046,320
Mylan N.V.* (Pharmaceuticals)	18,204	705,587
Netease.com, Inc.ADR (Internet Software & Services)	2,624	674,552
Netflix, Inc.* (Internet & Direct Marketing Retail)	14,760	4,611,910
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	20,500	4,610,449
O’Reilly Automotive, Inc.* (Specialty Retail)	2,788	713,923
PACCAR, Inc. (Machinery)	11,972	762,257
Paychex, Inc. (IT Services)	12,136	735,078
PayPal Holdings, Inc.* (IT Services)	40,672	3,034,538
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	50,184	2,559,886

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Qurate Retail Group, Inc.* - Class A (Health Care Providers & Services)	15,252	$357,049
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,608	1,095,677
Ross Stores, Inc. (Specialty Retail)	12,956	1,047,493
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	9,676	560,144
Shire Pharmaceuticals Group PLCADR (Biotechnology)	2,296	366,051
Sirius XM Holdings, Inc. (Media)	152,192	963,375
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	6,232	540,688
Starbucks Corp. (Hotels, Restaurants & Leisure)	47,560	2,738,030
Symantec Corp. (Software)	20,992	583,368
Synopsys, Inc.* (Software)	5,084	434,733
Take-Two Interactive Software, Inc.* (Software)	3,936	392,459
Tesla Motors, Inc.* (Automobiles)	5,740	1,686,986
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	33,292	3,376,808
The Kraft Heinz Co. (Food Products)	41,328	2,330,073
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	28,864	1,746,560
Twenty-First Century Fox, Inc. - Class A (Media)	35,752	1,307,093
Twenty-First Century Fox, Inc. - Class B (Media)	27,060	976,054
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	2,132	534,940
Verisk Analytics, Inc.* - Class A (Professional Services)	5,576	593,565
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,528	1,306,148
Vodafone Group PLCADR (Wireless Telecommunication Services)	16,072	472,678
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	33,620	2,234,049
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	10,004	788,215
Workday, Inc.* - Class A (Software)	4,592	573,265
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	3,444	641,238
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,692	558,374
TOTAL COMMON STOCKS (Cost $94,219,809)		255,229,856

	Principal Amount	Value
Repurchase Agreements(a)(b) (40.0%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $179,292,089	$179,284,000	$179,284,000
TOTAL REPURCHASE AGREEMENTS (Cost $179,284,000)		179,284,000

TOTAL INVESTMENT SECURITIES (Cost $273,503,809) - 96.9%		434,513,856
Net other assets (liabilities) - 3.1%		14,045,525

NET ASSETS - 100.0%		$448,559,381

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $72,172,000.

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	559	6/18/18	$73,908,185	$2,378,257

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ-100 Index	Goldman Sachs International	5/29/18	2.30%	$146,024,077	$(1,076,410)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	5/29/18	2.05%	120,926,410	(777,224)
				$266,950,487	$(1,853,634)

NASDAQ-100 Index	UBS AG	5/29/18	2.25%	$206,662,162	$(1,615,790)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	5/29/18	2.25%	95,160,780	(698,201)
				$301,822,942	$(2,313,991)

				$568,773,429	$(4,167,625)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraNASDAQ-100 ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Airlines	$689,971	0.2%
Automobiles	1,686,986	0.4%
Beverages	1,046,320	0.2%
Biotechnology	16,257,443	3.6%
Commercial Services & Supplies	614,442	0.1%
Communications Equipment	7,227,242	1.6%
Food & Staples Retailing	5,176,465	1.2%
Food Products	4,318,819	1.0%
Health Care Equipment & Supplies	3,683,968	0.8%
Health Care Providers & Services	2,208,429	0.5%
Health Care Technology	659,157	0.1%
Hotels, Restaurants & Leisure	5,038,016	1.1%
Internet & Direct Marketing Retail	36,190,841	8.1%
Internet Software & Services	41,193,265	9.2%
IT Services	8,174,252	1.8%
Leisure Products	375,616	0.1%
Life Sciences Tools & Services	1,185,376	0.3%
Machinery	762,257	0.2%
Media	11,402,159	2.5%
Multiline Retail	770,572	0.2%
Pharmaceuticals	705,587	0.2%
Professional Services	593,565	0.1%
Road & Rail	2,225,359	0.5%
Semiconductors & Semiconductor Equipment	30,870,243	6.9%
Software	37,422,283	8.3%
Specialty Retail	2,296,356	0.5%
Technology Hardware, Storage & Peripherals	29,751,926	6.6%
Trading Companies & Distributors	483,703	0.1%
Wireless Telecommunication Services	2,219,238	0.5%
Other **	193,329,525	43.1%
Total	$448,559,381	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (108.7%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $1,381,062	$1,381,000	$1,381,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,381,000)		1,381,000

TOTAL INVESTMENT SECURITIES (Cost $1,381,000) - 108.7%		1,381,000
Net other assets (liabilities) - (8.7)%		(110,311)

NET ASSETS - 100.0%		$1,270,689

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $275,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon China Select ADR Index	Goldman Sachs International	5/29/18	(0.75)%	$(1,337,746)	$(7,513)
BNY Mellon China Select ADR Index	UBS AG	5/29/18	(0.50)%	(1,198,147)	(8,129)
				$(2,535,893)	$(15,642)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.9%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $4,275,193	$4,275,000	$4,275,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,275,000)		4,275,000

TOTAL INVESTMENT SECURITIES (Cost $4,275,000) - 97.9%		4,275,000
Net other assets (liabilities) - 2.1%		91,650

NET ASSETS - 100.0%		$4,366,650

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,460,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	3	6/18/18	$(361,905)	$7,734

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/29/18	(1.95)%	$(2,909,249)	$18,300
Dow Jones Industrial Average	UBS AG	5/29/18	(1.95)%	(5,464,783)	33,175
				$(8,374,032)	$51,475

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.3%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $2,049,092	$2,049,000	$2,049,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,049,000)		2,049,000

TOTAL INVESTMENT SECURITIES (Cost $2,049,000) - 100.3%		2,049,000
Net other assets (liabilities) - (0.3)%		(5,229)

NET ASSETS - 100.0%		$2,043,771

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $177,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	5/29/18	(1.25)%	$(703,254)	$305
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	5/29/18	(1.25)%	(3,388,806)	1,485
				$(4,092,060)	$1,790

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (112.0%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $2,496,113	$2,496,000	$2,496,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,496,000)		2,496,000

TOTAL INVESTMENT SECURITIES (Cost $2,496,000) - 112.0%		2,496,000
Net other assets (liabilities) - (12.0)%		(268,287)

NET ASSETS - 100.0%		$2,227,713

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $331,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/29/18	(1.35)%	$(1,549,370)	$6,693
MSCI EAFE Index	UBS AG	5/29/18	(1.45)%	(2,897,116)	14,859
				$(4,446,486)	$21,552

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (95.9%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $710,032	$710,000	$710,000
TOTAL REPURCHASE AGREEMENTS (Cost $710,000)		710,000

TOTAL INVESTMENT SECURITIES (Cost $710,000) - 95.9%		710,000
Net other assets (liabilities) - 4.1%		30,251

NET ASSETS - 100.0%		$740,251

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	13	6/8/18	$(1,458,925)	$(35,862)

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.3%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $2,556,115	$2,556,000	$2,556,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,556,000)		2,556,000

TOTAL INVESTMENT SECURITIES (Cost $2,556,000) - 100.3%		2,556,000
Net other assets (liabilities) - (0.3)%		(7,580)

NET ASSETS - 100.0%		$2,548,420

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $135,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	5/29/18	(1.15)%	$(2,778,659)	$30,748
BNY Mellon Latin America 35 ADR Index	UBS AG	5/29/18	(1.25)%	(2,315,276)	25,639
				$(5,093,935)	$56,387

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (85.9%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $1,021,046	$1,021,000	$1,021,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,021,000)		1,021,000

TOTAL INVESTMENT SECURITIES (Cost $1,021,000) - 85.9%		1,021,000
Net other assets (liabilities) - 14.1%		168,106

NET ASSETS - 100.0%		$1,189,106

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $335,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	6/18/18	$(187,150)	$5,408

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/29/18	(1.80)%	$(1,012,229)	$10,815
S&P MidCap 400	UBS AG	5/29/18	(1.75)%	(1,181,881)	9,166
				$(2,194,110)	$19,981

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (102.1%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $16,265,734	$16,265,000	$16,265,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,265,000)		16,265,000

TOTAL INVESTMENT SECURITIES (Cost $16,265,000) - 102.1%		16,265,000
Net other assets (liabilities) - (2.1)%		(341,166)

NET ASSETS - 100.0%		$15,923,834

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $4,632,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	11	6/18/18	$(1,454,365)	$65,699

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ-100 Index	Goldman Sachs International	5/29/18	(2.05)%	$(13,614,609)	$106,865
NASDAQ-100 Index	UBS AG	5/29/18	(1.90)%	(16,792,599)	135,920
				$(30,407,208)	$242,785

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (16.4%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $3,701,167	$3,701,000	$3,701,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,701,000)		3,701,000

TOTAL INVESTMENT SECURITIES (Cost $3,701,000) - 16.4%		3,701,000
Net other assets (liabilities) - 83.6%		18,914,801

NET ASSETS - 100.0%		$22,615,801

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $3,499,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	6/18/18	$(462,960)	$(2,161)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/29/18	(1.40)%	$(30,121,061)	$20,543
Russell 2000 Index	UBS AG	5/29/18	(1.25)%	(14,646,115)	45,369
				$(44,767,176)	$65,912

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2018 (unaudited)

	Shares	Value
Common Stocks (34.5%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	804	$10,211
2U, Inc.* (Internet Software & Services)	670	53,928
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,742	17,490
8x8, Inc.* (Software)	1,608	32,562
A. Schulman, Inc. (Chemicals)	536	22,994
A10 Networks, Inc.* (Software)	1,206	7,357
AAON, Inc. (Building Products)	670	22,780
AAR Corp. (Aerospace & Defense)	536	23,209
Aaron’s, Inc. (Specialty Retail)	1,072	44,777
Abeona Therapeutics, Inc.* (Biotechnology)	1,206	21,045
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,340	34,331
ABM Industries, Inc. (Commercial Services & Supplies)	938	29,200
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,288	12,264
Acacia Research Corp.* (Professional Services)	1,742	6,358
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,340	31,624
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	536	11,899
Acceleron Pharma, Inc.* (Biotechnology)	536	18,712
ACCO Brands Corp. (Commercial Services & Supplies)	1,876	22,606
Accuray, Inc.* (Health Care Equipment & Supplies)	2,144	10,720
Aceto Corp. (Health Care Providers & Services)	670	1,688
Achaogen, Inc.* (Biotechnology)	536	7,670
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,680	10,104
ACI Worldwide, Inc.* (Software)	1,876	43,617
Acorda Therapeutics, Inc.* (Biotechnology)	804	18,572
Actuant Corp. - Class A (Machinery)	1,072	25,246
Acxiom Corp.* (IT Services)	1,340	34,813
Adtalem Global Education, Inc.* (Diversified Consumer Services)	938	44,649
ADTRAN, Inc. (Communications Equipment)	938	13,742
Aduro Biotech, Inc.* (Biotechnology)	938	6,472
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	536	11,813
Advanced Drainage Systems, Inc. (Building Products)	670	16,884
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	670	39,899
AdvanSix, Inc.* (Chemicals)	536	19,200
Advaxis, Inc.* (Biotechnology)	1,072	1,715
Aegion Corp.* (Construction & Engineering)	670	15,202
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	536	27,443
Aerohive Networks, Inc.* (Communications Equipment)	1,340	5,454
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,206	33,696
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	670	11,846
Agenus, Inc.* (Biotechnology)	2,278	7,814
Agree Realty Corp. (Equity Real Estate Investment Trusts)	402	19,650
Aimmune Therapeutics, Inc.* (Biotechnology)	670	20,797
Air Transport Services Group, Inc.* (Air Freight & Logistics)	938	18,985
Aircastle, Ltd. (Trading Companies & Distributors)	804	15,758
AK Steel Holding Corp.* (Metals & Mining)	5,226	23,987
Akebia Therapeutics, Inc.* (Biotechnology)	804	7,405
Albany International Corp. - Class A (Machinery)	536	31,704
Alder Biopharmaceuticals, Inc.* (Biotechnology)	938	13,320
Alexander & Baldwin, Inc. (Real Estate Management & Development)	804	18,412
Allegheny Technologies, Inc.* (Metals & Mining)	1,742	46,285
ALLETE, Inc. (Electric Utilities)	804	61,434
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,948	34,256
Altra Industrial Motion Corp. (Machinery)	536	22,324
AMAG Pharmaceuticals, Inc.* (Biotechnology)	804	16,522
Ambac Financial Group, Inc.* (Insurance)	938	15,974
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	536	24,972
AMC Entertainment Holdings, Inc. - Class A (Media)	938	16,368
Amedisys, Inc.* (Health Care Providers & Services)	536	35,424
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	670	22,492
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,474	22,611
American Eagle Outfitters, Inc. (Specialty Retail)	2,680	55,421
American Equity Investment Life Holding Co. (Insurance)	1,474	44,515
American Outdoor Brands Corp.* (Leisure Products)	938	10,318
American Software, Inc. - Class A (Software)	804	10,259
American States Water Co. (Water Utilities)	670	37,332
American Vanguard Corp. (Chemicals)	670	14,439
Ameris Bancorp (Banks)	670	34,639
Amicus Therapeutics, Inc.* (Biotechnology)	2,546	36,026
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,876	15,533
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	804	53,747
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	804	15,348
AmTrust Financial Services, Inc. (Insurance)	1,474	19,000
Anavex Life Sciences Corp.* (Biotechnology)	1,206	2,750
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	804	15,582
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	536	31,570
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,484	8,153
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	2,010	9,507
Apogee Enterprises, Inc. (Building Products)	536	22,035

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,608	$28,976
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	670	42,847
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,010	5,588
Aratana Therapeutics, Inc.* (Pharmaceuticals)	1,206	6,211
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	1,608	3,538
ArcBest Corp. (Road & Rail)	536	17,206
Archrock, Inc. (Energy Equipment & Services)	1,340	14,472
Ardelyx, Inc.* (Biotechnology)	1,340	6,432
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	938	7,504
Arena Pharmaceuticals, Inc.* (Biotechnology)	804	32,031
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	670	8,194
Argo Group International Holdings, Ltd. (Insurance)	536	31,329
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	938	12,729
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	670	15,162
Armstrong Flooring, Inc.* (Building Products)	536	6,620
Array BioPharma, Inc.* (Biotechnology)	2,948	39,975
Artisan Partners Asset Management, Inc. (Capital Markets)	804	25,849
Ascena Retail Group, Inc.* (Specialty Retail)	4,154	9,222
ASGN, Inc.* (Insurance)	804	64,826
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	1,742	11,985
Aspen Technology, Inc.* (Software)	1,206	105,826
Asterias Biotherapeutics, Inc.* (Biotechnology)	1,474	1,843
Atara Biotherapeutics, Inc.* (Biotechnology)	670	27,035
Athersys, Inc.* (Biotechnology)	4,154	8,350
Atkore International Group, Inc.* (Electrical Equipment)	670	11,906
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	3,216	7,075
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	402	25,487
AtriCure, Inc.* (Health Care Equipment & Supplies)	670	14,894
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	1,340	6,003
Avis Budget Group, Inc.* (Road & Rail)	1,206	59,588
Avista Corp. (Multi-Utilities)	1,072	55,593
AVX Corp. (Electronic Equipment, Instruments & Components)	938	13,845
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	536	11,792
AxoGen, Inc.* (Health Care Equipment & Supplies)	670	26,666
Axon Enterprise, Inc.* (Aerospace & Defense)	938	39,377
Axovant Sciences, Ltd.* (Biotechnology)	670	717
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	1,206	7,055
AZZ, Inc. (Electrical Equipment)	402	17,909
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	1,072	43,180
B&G Foods, Inc. - Class A (Food Products)	1,072	24,388
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,072	2,444
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	536	22,753
Balchem Corp. (Chemicals)	536	47,297
Banc of California, Inc. (Banks)	804	15,437
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	536	14,520
BancorpSouth Bank (Banks)	1,340	44,287
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	938	44,508
Banner Corp. (Banks)	536	30,766
Barnes & Noble Education, Inc.* (Specialty Retail)	938	6,744
Barnes & Noble, Inc. (Specialty Retail)	1,474	8,181
Barnes Group, Inc. (Machinery)	804	44,646
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	938	45,915
Beazer Homes USA, Inc.* (Household Durables)	804	11,803
Belden, Inc. (Electronic Equipment, Instruments & Components)	670	41,271
Bellicum Pharmaceutials, Inc.* (Biotechnology)	804	5,379
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,608	17,206
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	804	21,145
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,206	19,115
Berkshire Hills Bancorp, Inc. (Banks)	670	25,427
Big Lots, Inc. (Multiline Retail)	670	28,441
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,876	9,230
BioScrip, Inc.* (Health Care Providers & Services)	3,350	8,811
BioTelemetry, Inc.* (Health Care Providers & Services)	536	20,475
BioTime, Inc.* (Biotechnology)	2,278	4,920
Black Hills Corp. (Multi-Utilities)	804	45,571
Blackbaud, Inc. (Software)	670	70,323
Blackhawk Network Holdings, Inc.* (IT Services)	938	42,116
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,608	38,045
Blucora, Inc.* (Internet Software & Services)	804	20,904
Blue Hills Bancorp, Inc. (Banks)	536	10,894
Bluebird Bio, Inc.* (Biotechnology)	670	114,000
Blueprint Medicines Corp.* (Biotechnology)	670	51,401
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	1,072	18,492
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	804	18,862
Boise Cascade Co. (Paper & Forest Products)	670	27,872

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Boston Private Financial Holdings, Inc. (Banks)	1,474	$23,658
Bottomline Technologies, Inc.* (Software)	670	26,478
Box, Inc.* - Class A (Internet Software & Services)	1,340	30,632
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,340	44,501
Brady Corp. - Class A (Commercial Services & Supplies)	804	29,266
Braemar Hotels & Resorts, Inc. (Insurance)	804	8,362
Briggs & Stratton Corp. (Machinery)	804	14,496
Brightcove, Inc.* (Internet Software & Services)	1,072	10,345
BrightSphere Investment Group PLC (Capital Markets)	1,072	16,262
Brinker International, Inc. (Hotels, Restaurants & Leisure)	804	35,046
Bristow Group, Inc. (Energy Equipment & Services)	1,072	17,206
Brookline Bancorp, Inc. (Banks)	1,340	22,244
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,206	30,005
Builders FirstSource, Inc.* (Building Products)	1,608	29,314
C&J Energy Services, Inc.* (Energy Equipment & Services)	804	24,007
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	402	40,783
CACI International, Inc.* - Class A (IT Services)	402	60,722
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	2,680	30,418
CalAmp Corp.* (Communications Equipment)	670	13,233
Caleres, Inc. (Specialty Retail)	804	26,315
California Resources Corp.* (Oil, Gas & Consumable Fuels)	938	23,872
California Water Service Group (Water Utilities)	804	31,155
Calithera Biosciences, Inc.* (Biotechnology)	804	4,945
Calix, Inc.* (Communications Equipment)	1,206	8,020
Callaway Golf Co. (Leisure Products)	1,608	27,753
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,216	44,735
Cal-Maine Foods, Inc.* (Food Products)	536	26,103
Cambrex Corp.* (Life Sciences Tools & Services)	536	28,381
Cannae Holdings, Inc.* (Diversified Financial Services)	1,206	24,916
Cantel Medical Corp. (Health Care Equipment & Supplies)	536	60,070
Capital Senior Living Corp.* (Health Care Providers & Services)	670	7,873
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,144	26,736
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,742	15,330
Cara Therapeutics, Inc.* (Biotechnology)	670	8,295
Carbonite, Inc.* (Internet Software & Services)	536	16,670
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	536	12,248
Cardtronics PLC* - Class A (IT Services)	804	21,105
Career Education Corp.* (Diversified Consumer Services)	1,340	17,380
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,206	15,931
Carpenter Technology Corp. (Metals & Mining)	804	42,821
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,072	21,515
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	804	8,281
Cars.com, Inc.* (Internet Software & Services)	1,206	34,347
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	804	19,706
Castle Brands, Inc.* (Beverages)	3,618	4,523
Castlight Health, Inc.* - Class B (Health Care Technology)	2,010	7,538
Catalent, Inc.* (Pharmaceuticals)	1,876	77,122
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,814	7,879
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	938	12,232
Cathay General Bancorp, Inc. (Banks)	1,206	48,252
CBIZ, Inc.* (Professional Services)	938	17,447
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,948	12,323
CECO Environmental Corp. (Commercial Services & Supplies)	804	3,779
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,010	7,819
Celldex Therapeutics, Inc.* (Biotechnology)	3,484	2,578
CenterState Banks, Inc. (Banks)	938	27,183
Central European Media Enterprises, Ltd.* - Class A (Media)	2,144	9,112
Central Garden & Pet Co.* - Class A (Household Products)	670	23,785
Central Pacific Financial Corp. (Banks)	536	15,587
Century Aluminum Co.* (Metals & Mining)	938	16,387
Cerus Corp.* (Health Care Equipment & Supplies)	3,216	16,723
ChannelAdvisor Corp.* (Internet Software & Services)	670	8,911
Chart Industries, Inc.* (Machinery)	536	30,413
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	804	15,316
Chegg, Inc.* (Diversified Consumer Services)	1,474	34,212
Chemical Financial Corp. (Banks)	1,072	58,842
ChemoCentryx, Inc.* (Biotechnology)	938	10,252
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,072	31,667
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	1,742	26,304
Chico’s FAS, Inc. (Specialty Retail)	2,278	22,621
Chimerix, Inc.* (Biotechnology)	1,474	6,751
Ciena Corp.* (Communications Equipment)	2,144	55,208
Cimpress N.V.* (Internet Software & Services)	402	57,811
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	804	12,181
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	938	34,209
Citizens, Inc.* (Insurance)	1,206	9,371
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	804	9,150

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	3,618	$5,825
Clear Channel Outdoor Holdings, Inc. (Media)	1,608	7,718
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,958	36,788
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,278	7,267
Clovis Oncology, Inc.* (Biotechnology)	670	29,065
CNO Financial Group, Inc. (Insurance)	2,680	57,459
CoBiz Financial, Inc. (Banks)	804	16,201
Codexis, Inc.* (Chemicals)	1,474	16,583
Coeur Mining, Inc.* (Metals & Mining)	3,082	23,331
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	670	31,591
Coherus Biosciences, Inc.* (Biotechnology)	804	9,728
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	670	14,338
Columbia Banking System, Inc. (Banks)	938	37,717
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	536	44,493
Comfort Systems USA, Inc. (Construction & Engineering)	670	28,274
CommerceHub, Inc.* (Internet Software & Services)	670	15,189
Commercial Metals Co. (Metals & Mining)	1,876	39,415
Commercial Vehicle Group, Inc.* (Machinery)	804	5,395
Community Bank System, Inc. (Banks)	804	45,225
Community Health Systems, Inc.* (Health Care Providers & Services)	1,876	7,091
CommVault Systems, Inc.* (Software)	670	46,867
Compass Minerals International, Inc. (Metals & Mining)	536	36,073
Conatus Pharmaceuticals, Inc.* (Biotechnology)	1,206	4,112
ConforMIS, Inc.* (Health Care Equipment & Supplies)	1,474	1,909
CONMED Corp. (Health Care Equipment & Supplies)	536	34,856
ConnectOne Bancorp, Inc. (Banks)	670	17,688
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	938	10,599
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	938	3,499
Continental Building Products, Inc.* (Building Products)	670	18,827
Control4 Corp.* (Electronic Equipment, Instruments & Components)	536	11,170
Convergys Corp. (IT Services)	1,474	34,433
Cooper Tire & Rubber Co. (Auto Components)	938	22,934
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	1,340	7,973
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,742	29,057
Core-Mark Holding Co., Inc. (Distributors)	804	16,570
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	3,886	4,041
Cornerstone OnDemand, Inc.* (Internet Software & Services)	804	35,481
Costamare, Inc. (Marine)	1,072	7,279
Cotiviti Holdings, Inc.* (Health Care Technology)	536	18,513
Coupa Software, Inc.* (Internet Software & Services)	536	24,854
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,432	57,179
Covanta Holding Corp. (Commercial Services & Supplies)	2,010	29,949
Cowen Group, Inc.* - Class A (Capital Markets)	670	10,385
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	804	19,175
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,608	60,010
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,608	25,406
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	804	10,114
CryoLife, Inc.* (Health Care Equipment & Supplies)	670	15,042
CSG Systems International, Inc. (IT Services)	536	22,935
CTS Corp. (Electronic Equipment, Instruments & Components)	670	20,067
Cubic Corp. (Aerospace & Defense)	402	24,824
Curis, Inc.* (Biotechnology)	4,020	2,146
Curtiss-Wright Corp. (Aerospace & Defense)	670	85,786
Customers Bancorp, Inc.* (Banks)	536	15,448
CVB Financial Corp. (Banks)	1,608	35,617
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	2,680	19,216
Cytokinetics, Inc.* (Biotechnology)	938	7,785
Cytomx Therapeutics, Inc.* (Biotechnology)	670	17,621
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	938	8,451
Dana Holding Corp. (Auto Components)	2,278	54,056
Darling Ingredients, Inc.* (Food Products)	2,680	45,936
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	670	28,468
Dean Foods Co. (Food Products)	1,474	12,691
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	536	49,988
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	804	8,973
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,072	50,781
Deluxe Corp. (Commercial Services & Supplies)	804	55,106
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,308	27,333
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,340	23,463
Depomed, Inc.* (Pharmaceuticals)	1,206	7,574
Dermira, Inc.* (Pharmaceuticals)	670	6,104
DHI Group, Inc.* (Internet Software & Services)	2,278	3,189
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,144	7,783
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,206	22,178
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,216	35,537
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,206	18,512

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Digi International, Inc.* (Communications Equipment)	804	$9,246
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	670	13,233
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	670	19,129
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	938	20,439
Donnelley Financial Solutions, Inc.* (Capital Markets)	536	9,862
Dorman Products, Inc.* (Auto Components)	402	25,833
Dril-Quip, Inc.* (Energy Equipment & Services)	670	27,772
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	2,144	11,642
DSW, Inc. - Class A (Specialty Retail)	1,206	26,894
Durect Corp.* (Pharmaceuticals)	5,092	10,337
Dycom Industries, Inc.* (Construction & Engineering)	536	55,669
Dynavax Technologies Corp.* (Biotechnology)	1,206	20,442
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,206	7,935
Eagle Bancorp, Inc.* (Banks)	536	31,463
Eagle Bulk Shipping, Inc.* (Marine)	1,340	6,780
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	670	13,809
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	536	48,122
Ebix, Inc. (Software)	402	31,155
Echo Global Logistics, Inc.* (Air Freight & Logistics)	670	18,291
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	2,814	3,743
Editas Medicine, Inc.* (Biotechnology)	804	25,246
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,206	39,689
El Paso Electric Co. (Electric Utilities)	670	34,204
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	804	32,562
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	938	16,884
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	804	22,271
Ellie Mae, Inc.* (Software)	536	51,922
EMCOR Group, Inc. (Construction & Engineering)	938	69,027
EMCORE Corp.* (Communications Equipment)	804	3,618
Emergent BioSolutions, Inc.* (Biotechnology)	670	34,746
Employers Holdings, Inc. (Insurance)	536	21,922
Encompass Health Corp. (Health Care Providers & Services)	1,340	81,498
Encore Capital Group, Inc.* (Consumer Finance)	402	17,929
Endologix, Inc.* (Health Care Equipment & Supplies)	2,010	8,663
Endurance International Group Holdings, Inc.* (Internet Software & Services)	1,340	9,849
Energy Recovery, Inc.* (Machinery)	1,072	9,101
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	536	3,098
EnerSys (Electrical Equipment)	670	45,936
Ennis, Inc. (Commercial Services & Supplies)	536	9,594
Enova International, Inc.* (Consumer Finance)	804	23,557
Ensco PLCADR - Class A (Energy Equipment & Services)	5,092	28,770
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	2,278	73,351
Entercom Communications Corp. - Class A (Media)	804	8,161
Entravision Communications Corp. - Class A (Media)	1,608	7,477
Envestnet, Inc.* (Internet Software & Services)	670	36,381
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	938	5,628
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	1,474	2,712
EPAM Systems, Inc.* (IT Services)	804	91,938
Epizyme, Inc.* (Biotechnology)	938	12,053
Eros International PLC* (Media)	804	8,603
ESCO Technologies, Inc. (Machinery)	402	22,452
Essendant, Inc. (Commercial Services & Supplies)	804	5,982
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,206	39,750
Esterline Technologies Corp.* (Aerospace & Defense)	402	28,884
Ethan Allen Interiors, Inc. (Household Durables)	536	11,819
Etsy, Inc.* (Internet & Direct Marketing Retail)	2,010	60,179
Evercore Partners, Inc. - Class A (Capital Markets)	670	67,837
Everi Holdings, Inc.* (IT Services)	1,474	9,448
EVERTEC, Inc. (IT Services)	1,072	19,564
Evolent Health, Inc.* (Health Care Technology)	670	11,055
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	938	8,723
Exact Sciences Corp.* (Biotechnology)	1,742	87,116
ExlService Holdings, Inc.* (IT Services)	536	30,986
Exponent, Inc. (Professional Services)	402	34,733
Express, Inc.* (Specialty Retail)	1,742	13,657
Exterran Corp.* (Energy Equipment & Services)	670	19,624
Extreme Networks, Inc.* (Communications Equipment)	2,010	21,507
EZCORP, Inc.* - Class A (Consumer Finance)	1,206	16,522
Fabrinet* (Electronic Equipment, Instruments & Components)	670	18,901
Fair Isaac Corp.* (Software)	536	92,823
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	3,082	16,951
Farmers National Banc Corp. (Banks)	670	9,883
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	938	7,148
Fate Therapeutics, Inc.* (Biotechnology)	1,876	18,948
FCB Financial Holdings, Inc.* - Class A (Banks)	536	30,981
Federal Signal Corp. (Machinery)	1,072	23,220

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ferro Corp.* (Chemicals)	1,474	$32,443
FibroGen, Inc.* (Biotechnology)	938	42,632
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	536	11,256
Financial Engines, Inc. (Capital Markets)	938	41,882
Finisar Corp.* (Communications Equipment)	1,742	27,140
First Bancorp (Banks)	536	20,448
First BanCorp.* (Banks)	3,082	22,252
First Busey Corp. (Banks)	536	15,892
First Commonwealth Financial Corp. (Banks)	1,742	26,374
First Financial Bancorp (Banks)	1,072	33,178
First Financial Bankshares, Inc. (Banks)	1,072	53,118
First Foundation, Inc.* (Banks)	670	11,986
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,876	58,361
First Interstate Bancsys (Banks)	536	21,708
First Merchants Corp. (Banks)	670	28,864
First Midwest Bancorp, Inc. (Banks)	1,608	39,090
First of Long Island Corp. (The) (Banks)	536	14,204
FirstCash, Inc. (Consumer Finance)	804	69,708
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	3,350	18,593
Five Below, Inc.* (Specialty Retail)	804	56,769
Five Prime Therapeutics, Inc.* (Biotechnology)	536	8,978
Five9, Inc.* (Internet Software & Services)	938	27,549
Flexion Therapeutics, Inc.* (Biotechnology)	670	16,696
Flotek Industries, Inc.* (Chemicals)	1,206	4,305
Fluidigm Corp.* (Life Sciences Tools & Services)	1,474	8,697
Flushing Financial Corp. (Banks)	536	13,888
Forestar Group, Inc.* (Real Estate Management & Development)	804	17,527
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,340	15,377
Fortress Biotech, Inc.* (Biotechnology)	1,474	5,896
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	1,206	15,196
Forward Air Corp. (Air Freight & Logistics)	536	28,939
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,072	16,026
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,072	24,292
Fox Factory Holding Corp.* (Auto Components)	670	22,278
Francesca’s Holdings Corp.* (Specialty Retail)	938	4,643
Franklin Electric Co., Inc. (Machinery)	804	32,964
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,876	14,595
Frank’s International N.V. (Energy Equipment & Services)	1,206	8,430
Fred’s, Inc. - Class A (Multiline Retail)	938	2,247
Fresh Del Monte Produce, Inc. (Food Products)	536	26,345
Freshpet, Inc.* (Food Products)	670	13,266
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	1,072	10,527
Frontier Communications Corp. (Diversified Telecommunication Services)	1,340	11,122
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,876	8,123
FTI Consulting, Inc.* (Professional Services)	670	39,127
Fulton Financial Corp. (Banks)	2,680	45,292
FutureFuel Corp. (Chemicals)	670	7,839
GAIN Capital Holdings, Inc. (Capital Markets)	1,206	9,841
Gannett Co., Inc. (Media)	2,144	20,732
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	804	13,547
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	6,030	4,100
GATX Corp. (Trading Companies & Distributors)	670	43,711
GCP Applied Technologies, Inc.* (Chemicals)	1,206	34,552
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	1,474	8,490
Generac Holdings, Inc.* (Electrical Equipment)	938	42,219
General Cable Corp. (Electrical Equipment)	938	27,812
Genesis Healthcare, Inc.* (Health Care Providers & Services)	2,814	4,277
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	938	5,872
Genocea Biosciences, Inc.* (Biotechnology)	1,206	1,158
Gentherm, Inc.* (Auto Components)	670	22,646
Genworth Financial, Inc.* - Class A (Insurance)	8,308	22,930
Geron Corp.* (Biotechnology)	3,618	13,459
Getty Realty Corp. (Equity Real Estate Investment Trusts)	536	13,427
Gibraltar Industries, Inc.* (Building Products)	536	18,840
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	804	29,338
Glacier Bancorp, Inc. (Banks)	1,206	44,658
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	536	9,294
Glaukos Corp.* (Health Care Equipment & Supplies)	536	18,052
Global Blood Therapeutics, Inc.* (Biotechnology)	670	29,581
Global Eagle Entertainment, Inc.* (Media)	2,144	2,508
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,206	22,444
Globalstar, Inc.* (Diversified Telecommunication Services)	8,308	5,081
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,206	61,735
Glu Mobile, Inc.* (Software)	3,082	13,499
Gms, Inc.* (Trading Companies & Distributors)	402	12,526
GNC Holdings, Inc.* - Class A (Specialty Retail)	1,474	5,233
Gogo, Inc.* (Internet Software & Services)	1,206	11,361
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,608	51,697
Gold Resource Corp. (Metals & Mining)	1,742	8,832
GoPro, Inc.* - Class A (Household Durables)	2,010	10,171
Government Properties Income Trust (Equity Real Estate Investment Trusts)	1,206	15,063

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,278	$53,532
Grand Canyon Education, Inc.* (Diversified Consumer Services)	670	69,672
Granite Construction, Inc. (Construction & Engineering)	670	35,095
Gray Television, Inc.* (Media)	1,206	13,628
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,742	8,013
Great Western Bancorp, Inc. (Banks)	938	38,589
Green Dot Corp.* - Class A (Consumer Finance)	804	48,891
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	670	12,462
Greenhill & Co., Inc. (Capital Markets)	536	10,881
Greenlight Capital Re, Ltd.* - Class A (Insurance)	670	10,385
Greif, Inc. - Class A (Containers & Packaging)	402	23,525
Griffon Corp. (Building Products)	536	10,666
Groupon, Inc.* (Internet & Direct Marketing Retail)	6,164	28,601
GrubHub, Inc.* (Internet Software & Services)	1,340	135,527
GTT Communications, Inc.* (Internet Software & Services)	536	25,755
Guaranty BanCorp (Banks)	536	15,276
GUESS?, Inc. (Specialty Retail)	1,206	28,088
H&E Equipment Services, Inc. (Trading Companies & Distributors)	670	21,675
H.B. Fuller Co. (Chemicals)	804	39,774
Haemonetics Corp.* (Health Care Equipment & Supplies)	804	62,744
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,608	8,635
Halozyme Therapeutics, Inc.* (Biotechnology)	1,876	35,513
Halyard Health, Inc.* (Health Care Equipment & Supplies)	804	38,085
Hancock Holding Co. (Banks)	1,340	65,458
Hanmi Financial Corp. (Banks)	536	14,794
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	938	18,207
Harmonic, Inc.* (Communications Equipment)	1,876	6,847
Harsco Corp.* (Machinery)	1,340	27,403
Hawaiian Holdings, Inc. (Airlines)	804	33,125
HC2 Holdings, Inc.* (Construction & Engineering)	1,206	6,151
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,742	48,480
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,072	41,411
HealthEquity, Inc.* (Health Care Providers & Services)	804	52,799
HealthStream, Inc. (Health Care Technology)	536	12,430
Heartland Express, Inc. (Road & Rail)	938	16,725
Heartland Financial USA, Inc. (Banks)	402	21,567
Hecla Mining Co. (Metals & Mining)	6,432	24,635
Helen of Troy, Ltd.* (Household Durables)	402	35,838
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,680	20,690
Herc Holdings, Inc.* (Trading Companies & Distributors)	402	21,165
Heritage Commerce Corp. (Banks)	804	13,258
Heritage Financial Corp. (Banks)	536	15,919
Heritage Insurance Holdings, Inc. (Insurance)	670	10,519
Herman Miller, Inc. (Commercial Services & Supplies)	938	28,797
Heron Therapeutics, Inc.* (Biotechnology)	938	28,421
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	804	15,099
Hertz Global Holdings, Inc.* (Road & Rail)	1,206	26,411
HFF, Inc. - Class A (Real Estate Management & Development)	670	23,544
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	2,144	14,815
Hill International, Inc.* (Professional Services)	1,340	7,102
Hillenbrand, Inc. (Machinery)	1,072	49,687
Hilltop Holdings, Inc. (Banks)	1,206	27,039
HMS Holdings Corp.* (Health Care Technology)	1,474	26,547
HNI Corp. (Commercial Services & Supplies)	670	22,371
Home BancShares, Inc. (Banks)	2,010	46,712
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	536	13,668
Hope Bancorp, Inc. (Banks)	2,144	37,070
Horace Mann Educators Corp. (Insurance)	670	29,949
Horizon Global Corp.* (Auto Components)	670	5,005
Horizon Pharma PLC* (Pharmaceuticals)	2,680	35,483
Hortonworks, Inc.* (Internet Software & Services)	938	15,880
Hostess Brands, Inc.* (Food Products)	1,340	18,827
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,742	11,846
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	3,618	7,272
HRG Group, Inc.* (Household Products)	1,876	21,086
Hub Group, Inc.* - Class A (Air Freight & Logistics)	536	23,557
Hubspot, Inc.* (Software)	536	56,762
Hudson Technologies, Inc.* (Commercial Services & Supplies)	1,072	4,695
Huttig Building Products, Inc.* (Trading Companies & Distributors)	938	5,825
IBERIABANK Corp. (Banks)	804	60,260
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,340	1,086
IDACORP, Inc. (Electric Utilities)	804	74,771
Idera Pharmaceuticals, Inc.* (Biotechnology)	4,020	6,151
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	938	35,738
ILG, Inc. (Hotels, Restaurants & Leisure)	1,742	59,454
IMAX Corp.* (Media)	938	21,762
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	938	10,327
ImmunoGen, Inc.* (Biotechnology)	2,144	23,563
Immunomedics, Inc.* (Biotechnology)	2,010	36,602
Impax Laboratories, Inc.* (Pharmaceuticals)	1,340	25,192
Imperva, Inc.* (Software)	536	23,986
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	1,474	6,766

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,474	$13,856
Independent Bank Corp. (Banks)	402	29,065
Infinera Corp.* (Communications Equipment)	2,412	28,269
Information Services Group, Inc.* (IT Services)	1,474	6,397
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	804	17,133
Ingevity Corp.* (Chemicals)	670	51,475
InnerWorkings, Inc.* (Commercial Services & Supplies)	1,072	10,827
Innospec, Inc. (Chemicals)	402	29,225
Innoviva, Inc.* (Pharmaceuticals)	1,474	21,373
Inovalon Holdings, Inc.* (Health Care Technology)	1,206	12,723
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,474	6,471
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	670	19,149
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	670	23,752
Insmed, Inc.* (Biotechnology)	1,206	29,342
Insulet Corp.* (Health Care Equipment & Supplies)	938	80,667
Insys Therapeutics, Inc.* (Biotechnology)	670	4,697
Integer Holdings Corp.* (Health Care Equipment & Supplies)	536	29,426
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	938	57,809
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,144	59,668
Intelsat S.A.* (Diversified Telecommunication Services)	1,742	17,019
InterDigital, Inc. (Communications Equipment)	536	39,905
Interface, Inc. (Commercial Services & Supplies)	1,072	23,584
Internap Corp.* (Internet Software & Services)	670	7,913
International Bancshares Corp. (Banks)	938	37,332
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	670	13,487
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	536	22,030
Intersect ENT, Inc.* (Pharmaceuticals)	536	21,413
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	938	16,340
Intrepid Potash, Inc.* (Chemicals)	2,948	13,354
Invacare Corp. (Health Care Equipment & Supplies)	804	14,633
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,876	30,446
Investment Technology Group, Inc. (Capital Markets)	670	13,547
Investors Bancorp, Inc. (Banks)	4,020	53,747
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	2,412	12,856
Invitae Corp.* (Biotechnology)	938	5,187
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,474	21,373
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,608	19,135
iRobot Corp.* (Household Durables)	402	23,461
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,144	38,849
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	1,340	13,588
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	1,072	5,435
Itron, Inc.* (Electronic Equipment, Instruments & Components)	536	35,054
J.C. Penney Co., Inc.* (Multiline Retail)	5,360	15,598
j2 Global, Inc. (Internet Software & Services)	670	53,185
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	536	48,079
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	804	11,521
John Bean Technologies Corp. (Machinery)	536	57,754
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,814	1,854
K12, Inc.* (Diversified Consumer Services)	670	10,251
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	804	15,356
Kaman Corp. - Class A (Trading Companies & Distributors)	402	24,377
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,474	50,735
Karyopharm Therapeutics, Inc.* (Biotechnology)	938	12,269
KB Home (Household Durables)	1,340	35,577
KBR, Inc. (Construction & Engineering)	2,412	40,256
Keane Group, Inc.* (Energy Equipment & Services)	670	10,419
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,474	20,710
Kelly Services, Inc. - Class A (Professional Services)	670	19,604
KEMET Corp.* (Electronic Equipment, Instruments & Components)	938	16,152
Kemper Corp. (Insurance)	670	45,225
Kennametal, Inc. (Machinery)	1,206	43,959
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,474	27,931
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,742	7,717
Kforce, Inc. (Professional Services)	536	14,231
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	670	10,620
Kimball International, Inc. - Class B (Commercial Services & Supplies)	804	13,282
Kindred Healthcare, Inc.* (Health Care Providers & Services)	1,608	14,311
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,340	19,725
Klondex Mines, Ltd.* (Metals & Mining)	3,618	8,864
KLX, Inc.* (Aerospace & Defense)	804	62,897
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,206	47,046
Knoll, Inc. (Commercial Services & Supplies)	938	17,888
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,474	18,867
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,010	6,653
Korn/Ferry International (Professional Services)	804	42,981

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kraton Performance Polymers, Inc.* (Chemicals)	536	$24,479
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,340	13,413
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,474	28,802
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,340	18,626
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	3,082	10,232
Lakeland Bancorp, Inc. (Banks)	804	15,678
Lakeland Financial Corp. (Banks)	402	19,103
Landec Corp.* (Food Products)	670	8,911
Lannett Co., Inc.* (Pharmaceuticals)	670	10,452
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	670	11,926
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,742	51,511
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,412	13,073
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	804	11,352
La-Z-Boy, Inc. (Household Durables)	804	23,155
LCI Industries (Auto Components)	402	38,311
LegacyTexas Financial Group, Inc. (Banks)	804	33,020
LendingClub Corp.* (Consumer Finance)	5,226	14,058
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	804	6,633
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,484	28,011
Liberty Braves Group* - Class C (Media)	670	14,767
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	1,340	12,328
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,474	6,088
Limelight Networks, Inc.* (Internet Software & Services)	2,412	12,446
Liquidity Services, Inc.* (Internet Software & Services)	938	6,050
Lithia Motors, Inc. - Class A (Specialty Retail)	402	38,536
LivaNova PLC* (Health Care Equipment & Supplies)	804	71,379
LivePerson, Inc.* (Internet Software & Services)	1,072	18,010
Louisiana-Pacific Corp. (Paper & Forest Products)	2,278	64,536
LSC Communications, Inc. (Commercial Services & Supplies)	670	11,712
LSI Industries, Inc. (Electrical Equipment)	804	4,929
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	670	24,221
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	536	12,902
Lumentum Holdings, Inc.* (Communications Equipment)	938	47,322
Luminex Corp. (Life Sciences Tools & Services)	804	17,165
M.D.C. Holdings, Inc. (Household Durables)	670	19,437
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	670	11,135
M/I Homes, Inc.* (Household Durables)	536	16,337
Macatawa Bank Corp. (Banks)	804	8,587
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,474	25,309
MacroGenics, Inc.* (Biotechnology)	670	15,450
Magellan Health, Inc.* (Health Care Providers & Services)	402	33,708
Maiden Holdings, Ltd. (Insurance)	1,340	10,251
ManTech International Corp. - Class A (IT Services)	536	31,672
MarineMax, Inc.* (Specialty Retail)	536	11,578
Marten Transport, Ltd. (Road & Rail)	938	18,291
Masimo Corp.* (Health Care Equipment & Supplies)	670	60,119
Masonite International Corp.* (Building Products)	536	32,535
MasTec, Inc.* (Construction & Engineering)	1,072	47,168
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,474	48,259
Matinas BioPharma Holdings, Inc.* (Biotechnology)	2,412	1,069
Matrix Service Co.* (Energy Equipment & Services)	804	12,382
Matson, Inc. (Marine)	804	23,501
Matthews International Corp. - Class A (Commercial Services & Supplies)	536	26,344
MAXIMUS, Inc. (IT Services)	938	63,438
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,072	23,938
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,206	6,187
MB Financial, Inc. (Banks)	1,206	51,400
MBIA, Inc.* (Insurance)	2,278	19,409
McDermott International, Inc.* (Energy Equipment & Services)	4,690	30,953
McGrath RentCorp (Commercial Services & Supplies)	402	23,690
MDC Partners, Inc.* - Class A (Media)	1,340	10,117
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	804	8,193
MediciNova, Inc.* (Biotechnology)	1,206	13,592
Medidata Solutions, Inc.* (Health Care Technology)	804	57,373
Melinta Therapeutics, Inc.* (Pharmaceuticals)	402	2,734
Mercury Systems, Inc.* (Aerospace & Defense)	804	25,792
Meredith Corp. (Media)	670	34,706
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	938	17,728
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	804	11,738
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	804	38,994
Meritage Homes Corp.* (Household Durables)	670	29,815
Meritor, Inc.* (Machinery)	1,474	28,699
Merrimack Pharmaceuticals, Inc. (Biotechnology)	536	4,545
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	670	26,733
MGE Energy, Inc. (Electric Utilities)	536	31,115
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	5,762	57,735
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	3,216	4,116

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Milacron Holdings Corp.* (Machinery)	804	$14,496
MiMedx Group, Inc.* (Biotechnology)	1,742	14,302
Mindbody, Inc.* (Internet Software & Services)	670	26,566
Minerals Technologies, Inc. (Chemicals)	536	37,011
Minerva Neurosciences, Inc.* (Biotechnology)	804	5,266
Mitek System, Inc.* (Software)	938	7,270
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	804	82,329
Mobile Mini, Inc. (Commercial Services & Supplies)	804	33,768
MobileIron, Inc.* (Software)	1,474	6,854
Model N, Inc.* (Software)	670	11,491
Modine Manufacturing Co.* (Auto Components)	938	16,134
Moelis & Co. (Capital Markets)	402	21,628
Molina Healthcare, Inc.* (Health Care Providers & Services)	670	55,777
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,340	27,872
MoneyGram International, Inc.* (IT Services)	670	5,856
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,206	18,850
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	670	78,456
Monotype Imaging Holdings, Inc. (Software)	804	17,809
Monro Muffler Brake, Inc. (Specialty Retail)	536	29,989
Moog, Inc.* - Class A (Aerospace & Defense)	536	43,936
MRC Global, Inc.* (Trading Companies & Distributors)	1,474	27,608
MSA Safety, Inc. (Commercial Services & Supplies)	536	46,546
MSG Networks, Inc.* - Class A (Media)	1,072	21,976
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	938	17,025
Mueller Industries, Inc. (Machinery)	938	25,495
Mueller Water Products, Inc. - Class A (Machinery)	2,546	24,925
Myriad Genetics, Inc.* (Biotechnology)	1,072	30,327
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	536	13,304
Nantkwest, Inc.* (Biotechnology)	1,206	4,703
Natera, Inc.* (Biotechnology)	804	8,949
National Bank Holdings Corp. (Banks)	536	18,856
National CineMedia, Inc. (Media)	1,474	8,431
National General Holdings Corp. (Insurance)	938	24,172
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	670	45,741
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	804	21,161
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	670	12,073
Natus Medical, Inc.* (Health Care Equipment & Supplies)	536	17,715
Nautilus, Inc.* (Leisure Products)	670	9,749
Navigant Consulting, Inc.* (Professional Services)	938	20,064
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	3,886	3,012
Navios Maritime Holdings, Inc.* (Marine)	4,556	3,455
Navistar International Corp.* (Machinery)	804	27,987
NBT Bancorp, Inc. (Banks)	670	24,482
NCI Building Systems, Inc.* (Building Products)	804	14,070
Nektar Therapeutics* (Pharmaceuticals)	2,412	201,788
Neogen Corp.* (Health Care Equipment & Supplies)	670	45,661
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,340	12,837
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	938	4,821
NETGEAR, Inc.* (Communications Equipment)	536	29,641
NetScout Systems, Inc.* (Communications Equipment)	1,340	36,381
Nevro Corp.* (Health Care Equipment & Supplies)	402	35,923
New Jersey Resources Corp. (Gas Utilities)	1,340	55,409
New Media Investment Group, Inc. (Media)	1,072	17,774
New Relic, Inc.* (Internet Software & Services)	536	37,461
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,608	13,861
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,278	13,805
Newpark Resources, Inc.* (Energy Equipment & Services)	1,742	18,291
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	804	8,193
Nexstar Broadcasting Group, Inc. - Class A (Media)	670	41,708
NIC, Inc. (Internet Software & Services)	1,072	15,919
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,206	16,703
NN, Inc. (Machinery)	536	10,881
Noble Corp. PLC* (Energy Equipment & Services)	4,556	21,277
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,144	4,031
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	804	12,735
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	1,072	15,544
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,608	26,693
Northwest Natural Gas Co. (Gas Utilities)	536	32,857
NorthWestern Corp. (Multi-Utilities)	804	44,172
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	536	31,517
Novavax, Inc.* (Biotechnology)	7,906	12,333
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,072	29,266
NOW, Inc.* (Trading Companies & Distributors)	1,742	21,130
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	670	11,799
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	1,206	21,467
Nutanix, Inc.* (Internet Software & Services)	670	33,895

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	536	$15,544
NuVasive, Inc.* (Health Care Equipment & Supplies)	804	42,781
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	1,072	28,537
Nymox Pharmaceutical Corp.* (Biotechnology)	1,474	6,029
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,752	41,385
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	536	14,461
Oclaro, Inc.* (Communications Equipment)	2,814	22,287
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	2,948	11,969
Office Depot, Inc. (Specialty Retail)	8,040	18,412
OFG Bancorp (Banks)	1,072	14,472
Oil States International, Inc.* (Energy Equipment & Services)	938	33,720
Old National Bancorp (Banks)	2,144	36,877
Old Second Bancorp, Inc. (Banks)	804	11,497
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	804	50,008
Omeros Corp.* (Pharmaceuticals)	804	11,537
Omnicell, Inc.* (Health Care Technology)	670	28,877
OMNOVA Solutions, Inc.* (Chemicals)	1,072	11,685
On Deck Capital, Inc.* (Diversified Financial Services)	1,608	8,442
ONE Gas, Inc. (Gas Utilities)	804	56,055
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,072	19,007
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,340	12,087
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	938	6,566
Organovo Holdings, Inc.* (Biotechnology)	2,948	3,656
Orion Marine Group, Inc.* (Construction & Engineering)	938	5,684
Oritani Financial Corp. (Thrifts & Mortgage Finance)	804	12,301
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	670	38,792
Otonomy, Inc.* (Biotechnology)	670	2,513
Otter Tail Corp. (Electric Utilities)	670	29,380
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,144	7,997
Owens & Minor, Inc. (Health Care Providers & Services)	938	15,243
P.H. Glatfelter Co. (Paper & Forest Products)	804	16,796
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,412	6,223
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	1,206	4,221
Pacific Premier Bancorp, Inc.* (Banks)	670	26,633
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	670	22,177
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	402	24,924
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	670	11,303
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	536	5,735
Parker Drilling Co.* (Energy Equipment & Services)	4,824	3,041
Party City Holdco, Inc.* (Specialty Retail)	670	10,553
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	1,206	21,925
Paycom Software, Inc.* (Software)	804	91,825
Paylocity Holding Corp.* (Software)	402	21,961
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,072	57,394
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	670	7,471
PDL BioPharma, Inc.* (Biotechnology)	4,020	11,738
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	804	29,627
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,072	37,509
Pegasystems, Inc. (Software)	536	32,723
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,340	40,615
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,340	12,971
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,206	21,214
Penumbra, Inc.* (Health Care Equipment & Supplies)	536	66,652
Perficient, Inc.* (IT Services)	670	16,569
Performance Food Group Co.* (Food & Staples Retailing)	1,206	39,134
PGT, Inc.* (Building Products)	1,072	18,706
PHH Corp.* (Thrifts & Mortgage Finance)	1,072	11,374
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,340	10,251
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,412	36,035
Pier 1 Imports, Inc. (Specialty Retail)	1,876	4,183
Pieris Pharmaceuticals, Inc.* (Biotechnology)	1,474	9,389
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	938	30,129
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,948	10,171
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	1,206	5,162
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	1,340	53,989
Plantronics, Inc. (Communications Equipment)	536	34,920
Plexus Corp.* (Electronic Equipment, Instruments & Components)	536	29,394
Plug Power, Inc.* (Electrical Equipment)	5,092	9,318
PNM Resources, Inc. (Electric Utilities)	1,206	47,818
PolyOne Corp. (Chemicals)	1,340	56,078
Portland General Electric Co. (Electric Utilities)	1,340	56,923
Portola Pharmaceuticals, Inc.* (Biotechnology)	804	29,049
Potlatch Corp. (Equity Real Estate Investment Trusts)	670	34,740
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	536	36,341
PRA Group, Inc.* (Consumer Finance)	804	28,622
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	670	55,055

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	670	$9,856
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	804	23,670
Primerica, Inc. (Insurance)	670	64,822
Primo Water Corp.* (Beverages)	670	8,736
Primoris Services Corp. (Construction & Engineering)	670	17,145
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,608	10,468
Progress Software Corp. (Software)	804	29,692
Proofpoint, Inc.* (Software)	670	79,020
ProPetro Holding Corp.* (Energy Equipment & Services)	670	12,261
PROS Holdings, Inc.* (Software)	536	15,823
Prothena Corp. PLC* (Biotechnology)	670	8,040
Proto Labs, Inc.* (Machinery)	402	47,898
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,072	28,001
PTC Therapeutics, Inc.* (Biotechnology)	670	18,579
Puma Biotechnology, Inc.* (Biotechnology)	402	25,628
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,608	32,531
Q2 Holdings, Inc.* (Internet Software & Services)	536	26,398
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	804	28,454
Quad/Graphics, Inc. (Commercial Services & Supplies)	670	16,556
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,608	35,328
Quality Systems, Inc.* (Health Care Technology)	938	12,597
Qualys, Inc.* (Software)	536	41,245
Quanex Building Products Corp. (Building Products)	670	11,491
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	938	3,677
Quidel Corp.* (Health Care Equipment & Supplies)	536	30,391
QuinStreet, Inc.* (Internet Software & Services)	1,608	18,074
Quotient Technology, Inc.* (Internet Software & Services)	1,474	19,752
Quotient, Ltd.* (Health Care Equipment & Supplies)	938	3,911
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,340	11,323
R1 RCM, Inc.* (Health Care Providers & Services)	2,412	17,921
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,350	47,905
Radiant Logistics, Inc.* (Air Freight & Logistics)	1,340	4,730
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	1,608	1,229
Radius Health, Inc.* (Biotechnology)	670	20,234
RadNet, Inc.* (Health Care Providers & Services)	1,072	14,204
RAIT Financial Trust (Equity Real Estate Investment Trusts)	3,082	559
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,876	25,326
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,474	17,614
Raven Industries, Inc. (Industrial Conglomerates)	670	24,522
Rayonier Advanced Materials, Inc. (Chemicals)	804	17,206
RealNetworks, Inc.* (Internet Software & Services)	1,206	4,305
RealPage, Inc.* (Software)	938	50,183
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	1,206	36,409
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,340	20,556
Regenxbio, Inc.* (Biotechnology)	670	25,025
Regis Corp.* (Diversified Consumer Services)	938	14,652
Renasant Corp. (Banks)	670	30,304
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	938	12,100
Rent-A-Center, Inc. (Specialty Retail)	938	9,483
Repligen Corp.* (Biotechnology)	536	19,832
Republic First Bancorp, Inc.* (Banks)	1,072	8,898
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	804	7,847
Resources Connection, Inc. (Professional Services)	670	10,486
Restoration Hardware, Inc.* (Specialty Retail)	536	51,161
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,742	29,962
Retrophin, Inc.* (Biotechnology)	804	20,180
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,072	32,750
Rexnord Corp.* (Machinery)	1,608	44,236
Ribbon Communications, Inc.* (Communications Equipment)	1,206	7,019
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,350	12,094
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	938	15,683
RingCentral, Inc.* - Class A (Software)	1,072	71,878
RLI Corp. (Insurance)	670	42,398
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,010	41,748
Roadrunner Transportation Systems, Inc.* (Road & Rail)	1,072	2,305
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,206	6,380
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,010	29,024
RPX Corp. (Professional Services)	938	10,159
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,608	7,075
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	670	16,985
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	536	21,885
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	670	17,990
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	670	52,515
S&T Bancorp, Inc. (Banks)	670	28,596
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,072	19,628

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Safe Bulkers, Inc.* (Marine)	2,412	$7,043
Sage Therapeutics, Inc.* (Biotechnology)	536	77,140
Saia, Inc.* (Road & Rail)	402	26,552
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	1,608	4,937
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	670	9,742
Sandy Spring Bancorp, Inc. (Banks)	402	15,931
Sangamo BioSciences, Inc.* (Biotechnology)	1,608	25,406
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,206	35,577
Sarepta Therapeutics, Inc.* (Biotechnology)	938	71,625
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	402	13,789
Schneider National, Inc. - Class B (Road & Rail)	670	17,876
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	536	15,785
Scholastic Corp. (Media)	536	22,190
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	536	20,920
Science Applications International Corp. (IT Services)	670	57,479
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	938	49,995
Scorpio Bulkers, Inc. (Marine)	1,474	11,276
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	3,484	9,267
Seacoast Banking Corp. of Florida* (Banks)	804	22,215
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,206	18,199
Select Income REIT (Equity Real Estate Investment Trusts)	1,072	20,325
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,876	33,862
Selective Insurance Group, Inc. (Insurance)	938	55,530
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,072	26,961
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,072	42,130
Sensient Technologies Corp. (Chemicals)	670	44,656
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,608	3,103
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	402	14,299
ServiceSource International, Inc.* (IT Services)	2,144	8,126
ServisFirst Bancshares, Inc. (Banks)	804	33,736
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	804	30,351
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	1,206	17,186
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	536	43,373
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	1,206	7,598
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	670	62,242
Simmons First National Corp. - Class A (Banks)	1,072	32,374
Simpson Manufacturing Co., Inc. (Building Products)	670	36,636
Sinclair Broadcast Group, Inc. - Class A (Media)	1,206	34,190
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	536	36,716
SkyWest, Inc. (Airlines)	804	45,747
Sleep Number Corp.* (Specialty Retail)	670	18,988
Sonic Automotive, Inc. - Class A (Specialty Retail)	536	10,613
Sonic Corp. (Hotels, Restaurants & Leisure)	670	17,360
Sotheby’s* - Class A (Diversified Consumer Services)	670	35,376
South Jersey Industries, Inc. (Gas Utilities)	1,206	37,265
South State Corp. (Banks)	402	34,793
Southside Bancshares, Inc. (Banks)	536	18,669
Southwest Gas Corp. (Gas Utilities)	670	48,903
Spartan Motors, Inc. (Auto Components)	938	16,743
SpartanNash Co. (Food & Staples Retailing)	670	12,181
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,742	27,733
Spire, Inc. (Gas Utilities)	804	58,009
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	1,206	6,018
SPX Corp.* (Machinery)	804	25,439
SPX FLOW, Inc.* (Machinery)	670	30,150
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,484	38,463
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,072	17,420
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,474	36,216
State Bank Financial Corp. (Banks)	670	21,112
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,474	19,531
Sterling Bancorp (Banks)	2,010	47,738
Sterling Construction Co., Inc.* (Construction & Engineering)	804	8,949
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	938	45,260
Stifel Financial Corp. (Capital Markets)	1,072	62,476
Stoneridge, Inc.* (Auto Components)	670	17,641
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	938	17,981
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,742	25,224
Summit Materials, Inc.* - Class A (Construction Materials)	1,742	49,020
Sun Hydraulics Corp. (Machinery)	402	19,525
SunCoke Energy, Inc.* (Metals & Mining)	1,340	15,397
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,340	11,430
Sunrun, Inc.* (Electrical Equipment)	2,010	18,532
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,484	54,349
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	670	11,859
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,546	27,319
Superior Industries International, Inc. (Auto Components)	536	7,048
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	804	37,708
SUPERVALU, Inc.* (Food & Staples Retailing)	670	11,732

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sykes Enterprises, Inc.* (IT Services)	670	$19,269
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	536	23,327
Synchronoss Technologies, Inc.* (Software)	938	10,506
Syneos Health, Inc.* (Life Sciences Tools & Services)	804	30,632
Synergy Pharmaceuticals, Inc.* (Biotechnology)	4,288	6,689
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	402	40,268
Syntel, Inc.* (IT Services)	670	19,350
Tailored Brands, Inc. (Specialty Retail)	1,072	33,822
Taylor Morrison Home Corp.* - Class A (Household Durables)	1,072	25,471
Team, Inc.* (Commercial Services & Supplies)	536	9,085
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	536	40,870
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,474	13,001
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	3,886	4,469
Teladoc, Inc.* (Health Care Providers & Services)	938	40,334
Telenav, Inc.* (Software)	938	4,831
Teligent, Inc.* (Pharmaceuticals)	1,072	3,216
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,206	11,481
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,340	32,080
Tenneco, Inc. (Auto Components)	804	35,931
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	804	29,869
Tetra Tech, Inc. (Commercial Services & Supplies)	938	45,399
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,948	11,586
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	1,072	3,452
Texas Capital Bancshares, Inc.* (Banks)	804	79,314
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,072	68,694
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	670	11,524
TG Therapeutics, Inc.* (Biotechnology)	1,072	15,383
The Andersons, Inc. (Food & Staples Retailing)	536	17,500
The Bancorp, Inc.* (Banks)	1,340	13,869
The Brink’s Co. (Commercial Services & Supplies)	670	49,446
The Buckle, Inc. (Specialty Retail)	670	15,444
The Cato Corp. - Class A (Specialty Retail)	536	8,689
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	670	34,807
The E.W. Scripps Co. - Class A (Media)	1,072	11,931
The Ensign Group, Inc. (Health Care Providers & Services)	938	26,142
The Finish Line, Inc. - Class A (Specialty Retail)	804	10,910
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,876	42,210
The Greenbrier Cos., Inc. (Machinery)	536	23,504
The Hackett Group, Inc. (IT Services)	670	10,861
The KEYW Holding Corp.* (Aerospace & Defense)	1,072	8,297
The Manitowoc Co., Inc.* (Machinery)	670	16,516
The Medicines Co.* (Pharmaceuticals)	1,072	32,256
The Meet Group, Inc.* (Internet Software & Services)	1,876	4,465
The New York Times Co. - Class A (Media)	2,010	47,135
The Rubicon Project, Inc.* (Software)	1,340	2,921
The St Joe Co.* (Real Estate Management & Development)	938	16,181
TherapeuticsMD, Inc.* (Pharmaceuticals)	3,216	17,688
Theravance Biopharma, Inc.* (Pharmaceuticals)	670	16,127
Thermon Group Holdings, Inc.* (Electrical Equipment)	670	15,269
Third Point Reinsurance, Ltd.* (Insurance)	1,474	19,604
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	938	17,831
Tile Shop Holdings, Inc. (Specialty Retail)	670	4,590
TimkenSteel Corp.* (Metals & Mining)	804	13,499
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	938	5,956
Titan International, Inc. (Machinery)	1,072	11,042
Tivity Health, Inc.* (Health Care Providers & Services)	670	24,087
TiVo Corp. (Software)	1,876	26,545
TopBuild Corp.* (Household Durables)	670	53,398
TowneBank (Banks)	938	28,046
Travelport Worldwide, Ltd. (IT Services)	2,144	36,748
Tredegar Corp. (Chemicals)	670	11,792
Trevena, Inc.* (Biotechnology)	2,412	4,486
Trex Co., Inc.* (Building Products)	536	55,680
TRI Pointe Group, Inc.* (Household Durables)	2,546	43,562
TriMas Corp.* (Machinery)	804	21,788
TriNet Group, Inc.* (Professional Services)	670	34,606
Trinseo SA (Chemicals)	670	48,877
Triple-S Management Corp.* (Health Care Providers & Services)	536	15,196
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	804	24,932
Triumph Group, Inc. (Aerospace & Defense)	804	19,015
Tronox, Ltd. - Class A (Chemicals)	1,206	20,719
TrueBlue, Inc.* (Professional Services)	804	21,427
TrueCar, Inc.* (Internet Software & Services)	1,072	10,613
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,876	16,040
Trustmark Corp. (Banks)	1,072	33,564
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,608	22,416
Tutor Perini Corp.* (Construction & Engineering)	670	13,836
Twilio, Inc.* (Internet Software & Services)	1,072	45,249
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,340	40,346
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	670	11,732
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,216	7,783
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	670	34,063

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
UMB Financial Corp. (Banks)	670	$51,309
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	670	9,065
Umpqua Holdings Corp. (Banks)	3,350	78,925
Union Bankshares Corp. (Banks)	670	25,333
Unisys Corp.* (IT Services)	1,072	12,006
Unit Corp.* (Energy Equipment & Services)	938	21,274
United Bankshares, Inc. (Banks)	1,608	54,592
United Community Banks, Inc. (Banks)	1,206	38,508
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,206	12,217
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	938	15,505
United Natural Foods, Inc.* (Food & Staples Retailing)	804	36,196
Universal Corp. (Tobacco)	402	18,914
Universal Insurance Holdings, Inc. (Insurance)	670	21,742
Univest Corp. of Pennsylvania (Banks)	536	15,410
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	4,824	7,284
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,608	33,077
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	670	13,313
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	1,340	11,725
Valhi, Inc. (Chemicals)	1,608	13,346
Valley National Bancorp (Banks)	4,020	50,451
Vanda Pharmaceuticals, Inc.* (Biotechnology)	938	13,085
Varex Imaging Corp.* (Health Care Equipment & Supplies)	670	24,113
VASCO Data Security International, Inc.* (Software)	670	10,385
Vector Group, Ltd. (Tobacco)	1,474	28,743
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	804	12,422
Veracyte, Inc.* (Biotechnology)	804	4,872
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,876	43,166
Verint Systems, Inc.* (Software)	938	39,490
Versartis, Inc.* (Biotechnology)	670	1,005
Verso Corp.* - Class A (Paper & Forest Products)	1,474	26,620
ViaSat, Inc.* (Communications Equipment)	804	51,440
Viavi Solutions, Inc.* (Communications Equipment)	3,618	34,190
ViewRay, Inc.* (Health Care Equipment & Supplies)	1,072	7,911
VirnetX Holding Corp.* (Software)	1,474	3,243
Virtu Financial, Inc. - Class A (Capital Markets)	536	19,296
Virtusa Corp.* (IT Services)	536	25,803
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,144	37,842
Vista Outdoor, Inc.* (Leisure Products)	938	15,712
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	1,608	6,352
Vocera Communications, Inc.* (Health Care Technology)	536	13,438
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,484	38,951
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	3,216	19,618
Wabash National Corp. (Machinery)	1,072	21,504
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,340	27,122
WageWorks, Inc.* (Professional Services)	536	22,324
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	536	30,611
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,340	42,545
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,216	20,808
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,206	34,636
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	536	9,192
Watts Water Technologies, Inc. - Class A (Machinery)	402	29,949
Web.com Group, Inc.* (Internet Software & Services)	670	12,462
Weight Watchers International, Inc.* (Diversified Consumer Services)	536	37,547
Werner Enterprises, Inc. (Road & Rail)	804	27,577
WesBanco, Inc. (Banks)	670	29,346
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	1,206	12,181
Westamerica Bancorp (Banks)	402	22,436
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	938	9,333
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	804	8,683
WGL Holdings, Inc. (Gas Utilities)	804	68,421
Whitestone REIT (Equity Real Estate Investment Trusts)	804	8,723
William Lyon Homes* - Class A (Household Durables)	536	14,397
Windstream Holdings, Inc. (Diversified Telecommunication Services)	3,618	5,608
Wingstop, Inc. (Hotels, Restaurants & Leisure)	536	26,189
Winnebago Industries, Inc. (Automobiles)	536	20,314
Wintrust Financial Corp. (Banks)	804	71,917
WisdomTree Investments, Inc. (Capital Markets)	2,144	22,662
WMIH Corp.* (Insurance)	6,298	8,628
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,474	44,161
Woodward, Inc. (Machinery)	804	57,839
Workiva, Inc.* (Software)	536	12,060
World Wrestling Entertainment, Inc. - Class A (Media)	804	31,991
Worthington Industries, Inc. (Metals & Mining)	804	35,802
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,608	31,533
WSFS Financial Corp. (Thrifts & Mortgage Finance)	536	26,854
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	1,206	14,568
Xencor, Inc.* (Biotechnology)	804	23,308
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,742	35,868

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
XO Group, Inc.* (Internet Software & Services)	536	$11,620
Xperi Corp. (Semiconductors & Semiconductor Equipment)	804	17,688
Yelp, Inc.* (Internet Software & Services)	1,206	54,089
YRC Worldwide, Inc.* (Road & Rail)	804	6,689
ZAGG, Inc.* (Household Durables)	804	9,005
Zendesk, Inc.* (Software)	1,608	78,390
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,680	11,310
ZixCorp.* (Software)	1,474	7,444
Zogenix, Inc.* (Pharmaceuticals)	670	26,331
TOTAL COMMON STOCKS (Cost $17,482,348)		28,816,301

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	2,635	—
Dyax Corp.*^+(b) (Biotechnology)	1,854	2,058
TOTAL CONTINGENT RIGHTS (Cost $-)		2,058

Right (NM)
Babcock & Wilcox Enterprises, Inc.; expiring 4/30/18 at $2.00*+ (Electrical Equipment)	1,184	928
TOTAL RIGHT (Cost $4,591)		928

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (33.5%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $27,978,262	$27,977,000	$27,977,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,977,000)		27,977,000

TOTAL INVESTMENT SECURITIES (Cost $45,463,939) - 68.0%		56,796,287
Net other assets (liabilities) - 32.0%		26,762,582

NET ASSETS - 100.0%		$83,558,869

*                          Non-income producing security.

^                           The Advisor has deemed these securities to be illiquid.  As of April 30, 2018, these securities represented less than 0.005%  of the net assets of the Fund.

+                          These securities were fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2018, these securities represented less than 0.005% of the net assets of the Fund.

(a)                  No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                  Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $8,851,000.

ADR             American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	188	6/18/18	$14,506,080	$107,953

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	5/29/18	1.55%	$48,132,001	$(164,669)
Russell 2000 Index	Goldman Sachs International	5/29/18	1.90%	19,219,657	(181,824)
				$67,351,658	$(346,493)
iShares Russell 2000 ETF	UBS AG	5/29/18	1.55%	$12,285,588	$(111,368)
Russell 2000 Index	UBS AG	5/29/18	1.75%	44,149,360	(225,594)
				$56,434,948	$(336,962)
				$123,786,606	$(683,455)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$421,307	0.5%
Air Freight & Logistics	119,989	0.1%
Airlines	78,872	0.1%
Auto Components	307,171	0.4%
Automobiles	20,314	NM
Banks	2,671,497	3.3%
Beverages	13,259	NM
Biotechnology	1,868,132	2.2%
Building Products	315,084	0.4%
Capital Markets	369,762	0.4%
Chemicals	619,329	0.7%
Commercial Services & Supplies	676,794	0.8%
Communications Equipment	495,389	0.6%
Construction & Engineering	376,773	0.5%
Construction Materials	49,020	0.1%
Consumer Finance	219,287	0.3%
Containers & Packaging	23,525	NM
Distributors	16,570	NM
Diversified Consumer Services	286,937	0.3%
Diversified Financial Services	39,314	NM
Diversified Telecommunication Services	163,374	0.2%
Electric Utilities	335,645	0.4%
Electrical Equipment	197,202	0.2%
Electronic Equipment, Instruments & Components	703,372	0.8%
Energy Equipment & Services	504,126	0.6%
Equity Real Estate Investment Trusts	1,804,559	2.2%
Food & Staples Retailing	116,743	0.1%
Food Products	176,466	0.2%
Gas Utilities	356,918	0.4%
Health Care Equipment & Supplies	1,222,379	1.5%
Health Care Providers & Services	627,101	0.8%
Health Care Technology	235,347	0.3%
Hotels, Restaurants & Leisure	867,525	1.0%
Household Durables	370,518	0.4%
Household Products	44,871	0.1%
Independent Power & Renewable Electricity Producers	107,410	0.1%
Industrial Conglomerates	24,522	NM
Insurance	658,322	0.8%
Internet & Direct Marketing Retail	170,236	0.2%
Internet Software & Services	993,035	1.2%
IT Services	681,634	0.8%
Leisure Products	63,532	0.1%
Life Sciences Tools & Services	176,517	0.2%
Machinery	922,637	1.1%
Marine	59,334	0.1%
Media	412,985	0.5%
Metals & Mining	387,901	0.5%
Mortgage Real Estate Investment Trusts	279,791	0.3%
Multiline Retail	96,294	0.1%
Multi-Utilities	145,336	0.2%
Oil, Gas & Consumable Fuels	796,265	1.0%
Paper & Forest Products	207,479	0.2%
Pharmaceuticals	713,868	0.9%
Professional Services	300,649	0.4%
Real Estate Management & Development	103,595	0.1%
Road & Rail	266,266	0.3%
Semiconductors & Semiconductor Equipment	1,003,652	1.2%
Software	1,287,025	1.5%
Specialty Retail	638,766	0.8%
Technology Hardware, Storage & Peripherals	171,551	0.2%
Textiles, Apparel & Luxury Goods	258,861	0.3%
Thrifts & Mortgage Finance	607,717	0.7%
Tobacco	47,657	0.1%
Trading Companies & Distributors	404,279	0.5%
Water Utilities	68,487	0.1%
Wireless Telecommunication Services	49,213	0.1%
Other **	54,739,582	65.5%
Total	$83,558,869	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund  :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund (unaudited)

	Shares	Value
Common Stocks (74.9%)
ALLETE, Inc. (Electric Utilities)	470	$35,913
Alliant Energy Corp. (Electric Utilities)	2,158	92,686
Ameren Corp. (Multi-Utilities)	2,267	132,892
American Electric Power Co., Inc. (Electric Utilities)	4,608	322,468
American Water Works Co., Inc. (Water Utilities)	1,666	144,242
Aqua America, Inc. (Water Utilities)	1,658	58,279
Atmos Energy Corp. (Gas Utilities)	1,042	90,540
Avista Corp. (Multi-Utilities)	617	31,998
Black Hills Corp. (Multi-Utilities)	500	28,340
CenterPoint Energy, Inc. (Multi-Utilities)	4,027	102,004
CMS Energy Corp. (Multi-Utilities)	2,645	124,818
Consolidated Edison, Inc. (Multi-Utilities)	2,908	233,018
Dominion Resources, Inc. (Multi-Utilities)	6,290	418,661
DTE Energy Co. (Multi-Utilities)	1,676	176,650
Duke Energy Corp. (Electric Utilities)	6,540	524,245
Edison International (Electric Utilities)	3,048	199,705
El Paso Electric Co. (Electric Utilities)	373	19,042
Entergy Corp. (Electric Utilities)	1,691	137,969
Eversource Energy (Electric Utilities)	2,964	178,581
Exelon Corp. (Electric Utilities)	9,106	361,326
FirstEnergy Corp. (Electric Utilities)	4,173	143,551
Great Plains Energy, Inc. (Electric Utilities)	2,015	65,951
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,019	35,349
IDACORP, Inc. (Electric Utilities)	465	43,245
MDU Resources Group, Inc. (Multi-Utilities)	1,821	51,298
National Fuel Gas Co. (Gas Utilities)	795	40,823
New Jersey Resources Corp. (Gas Utilities)	815	33,700
NextEra Energy, Inc. (Electric Utilities)	4,400	721,203
NiSource, Inc. (Multi-Utilities)	3,160	77,072
NorthWestern Corp. (Multi-Utilities)	468	25,712
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	2,828	87,668
ONE Gas, Inc. (Gas Utilities)	486	33,884
PG&E Corp. (Electric Utilities)	4,816	222,018
Pinnacle West Capital Corp. (Electric Utilities)	1,051	84,606
PNM Resources, Inc. (Electric Utilities)	742	29,420
Portland General Electric Co. (Electric Utilities)	831	35,301
PPL Corp. (Electric Utilities)	6,488	188,801
Public Service Enterprise Group, Inc. (Multi-Utilities)	4,719	246,096
SCANA Corp. (Multi-Utilities)	1,331	48,941
Sempra Energy (Multi-Utilities)	2,391	267,314
South Jersey Industries, Inc. (Gas Utilities)	786	24,287
Southwest Gas Corp. (Gas Utilities)	455	33,210
Spire, Inc. (Gas Utilities)	457	32,973
The AES Corp. (Independent Power & Renewable Electricity Producers)	6,178	75,619
The Southern Co. (Electric Utilities)	9,422	434,543
UGI Corp. (Gas Utilities)	1,620	78,392
Vectren Corp. (Multi-Utilities)	779	54,740
Vistra Energy Corp.* (Independent Power & Renewable Electricity Producers)	3,479	79,495
WEC Energy Group, Inc. (Multi-Utilities)	2,950	189,626
Westar Energy, Inc. (Electric Utilities)	1,327	71,897
WGL Holdings, Inc. (Gas Utilities)	476	40,508
Xcel Energy, Inc. (Electric Utilities)	4,755	222,724
TOTAL COMMON STOCKS (Cost $3,678,288)		7,233,344

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.8%)
Repurchase Agreements with various counterparties, rates 1.60%-1.67%, dated 4/30/18, due 5/1/18, total to be received $2,100,095	$2,100,000	$2,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,100,000)		2,100,000

TOTAL INVESTMENT SECURITIES (Cost $5,778,288) - 96.7%		9,333,344
Net other assets (liabilities) - 3.3%		321,460

NET ASSETS - 100.0%		$9,654,804

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2018, the aggregate amount held in a segregated account was $1,324,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	5/23/18	2.25%	$3,830,531	$69,919
Dow Jones U.S. Utilities Index	UBS AG	5/23/18	2.10%	3,536,028	82,225
				$7,366,559	$152,144

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of April 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Utilities UltraSector ProFund invested in the following industries as of April 30, 2018:

	Value	% of Net Assets
Electric Utilities	$4,170,544	43.2%
Gas Utilities	408,317	4.2%
Independent Power & Renewable Electricity Producers	242,782	2.5%
Multi-Utilities	2,209,180	22.9%
Water Utilities	202,521	2.1%
Other **	2,421,460	25.1%
Total	$9,654,804	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the following portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	NASDAQ-100 ProFund
Large-Cap Growth ProFund	Small-Cap ProFund
Large-Cap Value ProFund	Small-Cap Growth ProFund
Mid-Cap ProFund	Small-Cap Value ProFund
Mid-Cap Growth ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNASDAQ-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short NASDAQ-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort NASDAQ-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Oil & Gas UltraSector ProFund
Basic Materials UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund
Biotechnology UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Consumer Goods UltraSector ProFund	Precious Metals UltraSector ProFund
Consumer Services UltraSector ProFund	Real Estate UltraSector ProFund
Financials UltraSector ProFund	Semiconductor UltraSector ProFund
Health Care UltraSector ProFund	Technology UltraSector ProFund
Industrials UltraSector ProFund	Telecommunications UltraSector ProFund
Internet UltraSector ProFund	Utilities UltraSector ProFund
Mobile Telecommunications UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund
Short Precious Metals ProFund
Short Real Estate ProFund

Non-Equity ProFunds:

Falling U.S. Dollar ProFund	Rising U.S. Dollar ProFund
Rising Rates Opportunity ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity 10 ProFund

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of April 30, 2018, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 1.61%, dated 4/30/18, due 5/1/18(1)	RBC Capital Markets, LLC, 1.60%, dated 4/30/18, due 5/1/18(2)	RBS Securities, Inc., 1.60%, dated 4/30/18, due 5/1/18(3)	Societe’ Generale, 1.67%, dated 4/30/18, due 5/1/18(4)	UMB Bank, N.A., 1.60%, dated 4/30/18, due 5/1/18(5)
Banks UltraSector ProFund	$2,316,000	$2,780,000	$2,780,000	$3,707,000	$53,000
Basic Materials UltraSector ProFund	399,000	478,000	478,000	639,000	14,000
Bear ProFund	2,865,000	3,439,000	3,439,000	4,585,000	63,000
Biotechnology UltraSector ProFund	12,342,000	14,811,000	14,811,000	19,750,000	258,000
Bull ProFund	3,965,000	4,758,000	4,758,000	6,346,000	87,000
Consumer Goods UltraSector ProFund	353,000	424,000	424,000	566,000	14,000
Consumer Services UltraSector ProFund	3,550,000	4,262,000	4,262,000	5,682,000	76,000
Falling U.S. Dollar ProFund	1,025,000	1,232,000	1,232,000	1,642,000	25,000
Financials UltraSector ProFund	577,000	693,000	693,000	924,000	19,000
Health Care UltraSector ProFund	998,000	1,199,000	1,199,000	1,598,000	29,000
Industrials UltraSector ProFund	858,000	1,031,000	1,031,000	1,374,000	23,000
Internet UltraSector ProFund	8,523,000	10,228,000	10,228,000	13,639,000	179,000
Large-Cap Value ProFund	7,000	9,000	9,000	12,000	1,000
Mid-Cap ProFund	1,114,000	1,338,000	1,338,000	1,785,000	29,000
Mid-Cap Value ProFund	2,000	3,000	3,000	4,000	1,000
Mobile Telecommunications UltraSector ProFund	194,000	233,000	233,000	311,000	8,000
NASDAQ-100 ProFund	7,595,000	9,115,000	9,115,000	12,153,000	158,000

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

Fund Name	HSBC Securities (USA), Inc., 1.61%, dated 4/30/18, due 5/1/18(1)	RBC Capital Markets, LLC, 1.60%, dated 4/30/18, due 5/1/18(2)	RBS Securities, Inc., 1.60%, dated 4/30/18, due 5/1/18(3)	Societe’ Generale, 1.67%, dated 4/30/18, due 5/1/18(4)	UMB Bank, N.A., 1.60%, dated 4/30/18, due 5/1/18(5)
Oil & Gas UltraSector ProFund	$1,449,000	$1,740,000	$1,740,000	$2,321,000	$38,000
Oil Equipment, Services & Distribution UltraSector ProFund	494,000	592,000	592,000	790,000	15,000
Pharmaceuticals UltraSector ProFund	320,000	385,000	385,000	514,000	15,000
Precious Metals UltraSector ProFund	1,173,000	1,408,000	1,408,000	1,879,000	31,000
Real Estate UltraSector ProFund	315,000	379,000	379,000	506,000	12,000
Rising Rates Opportunity ProFund	6,120,000	7,345,000	7,345,000	9,794,000	131,000
Rising Rates Opportunity 10 ProFund	1,413,000	1,697,000	1,697,000	2,264,000	36,000
Rising U.S. Dollar ProFund	4,530,000	5,436,000	5,436,000	7,249,000	97,000
Semiconductor UltraSector ProFund	12,345,000	14,815,000	14,815,000	19,754,000	256,000
Short NASDAQ-100 ProFund	831,000	998,000	998,000	1,330,000	22,000
Short Oil & Gas ProFund	348,000	418,000	418,000	558,000	12,000
Short Precious Metals ProFund	1,112,000	1,336,000	1,336,000	1,781,000	27,000
Short Real Estate ProFund	733,000	881,000	881,000	1,174,000	20,000
Short Small-Cap ProFund	378,000	454,000	454,000	607,000	16,000
Small-Cap ProFund	3,751,000	4,502,000	4,502,000	6,003,000	82,000
Small-Cap Value ProFund	6,000	8,000	8,000	11,000	2,000
Technology UltraSector ProFund	2,453,000	2,944,000	2,944,000	3,926,000	57,000
Telecommunications UltraSector ProFund	103,000	124,000	124,000	166,000	10,000
U.S. Government Plus ProFund	2,075,000	2,492,000	2,492,000	3,322,000	47,000
UltraBear ProFund	3,090,000	3,709,000	3,709,000	4,945,000	69,000
UltraBull ProFund	5,649,000	6,780,000	6,780,000	9,040,000	120,000
UltraChina ProFund	1,600,000	1,920,000	1,920,000	2,562,000	40,000
UltraDow 30 ProFund	1,453,000	1,745,000	1,745,000	2,326,000	37,000
UltraEmerging Markets ProFund	732,000	877,000	877,000	1,170,000	23,000
UltraInternational ProFund	3,082,000	3,701,000	3,701,000	4,933,000	68,000
UltraJapan ProFund	4,985,000	5,983,000	5,983,000	7,977,000	102,000
UltraLatin America ProFund	1,647,000	1,977,000	1,977,000	2,636,000	39,000
UltraMid-Cap ProFund	4,741,000	5,688,000	5,688,000	7,585,000	104,000
UltraNASDAQ-100 ProFund	35,711,000	42,853,000	42,853,000	57,138,000	729,000
UltraShort China ProFund	273,000	329,000	329,000	439,000	11,000
UltraShort Dow 30 ProFund	849,000	1,020,000	1,020,000	1,361,000	25,000
UltraShort Emerging Markets ProFund	406,000	488,000	488,000	652,000	15,000
UltraShort International ProFund	496,000	595,000	595,000	795,000	15,000
UltraShort Japan ProFund	141,000	169,000	169,000	226,000	5,000
UltraShort Latin America ProFund	507,000	609,000	609,000	813,000	18,000
UltraShort Mid-Cap ProFund	201,000	243,000	243,000	324,000	10,000
UltraShort NASDAQ-100 ProFund	3,238,000	3,885,000	3,885,000	5,182,000	75,000
UltraShort Small-Cap ProFund	736,000	882,000	882,000	1,177,000	24,000
UltraSmall-Cap ProFund	5,571,000	6,685,000	6,685,000	8,914,000	122,000
Utilities UltraSector ProFund	417,000	501,000	501,000	668,000	13,000
	$162,157,000	$194,626,000	$194,626,000	$259,529,000	$3,627,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of April 30, 2018 as follows:

(1)                       U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at April 30, 2018, 3.121%, due 2/15/43, total value $165,403,733.

(2)                       U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value of $198,527,132.

(3)                       U.S. Treasury Notes, 2.375%, due 4/30/20, total value $198,609,796

(4)                       U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/19, total value $264,729,157.

(5)                       U.S. Treasury Notes, 1.625%, due 5/15/26, total value $3,707,854.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended April 30, 2018, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Small-Cap ProFund) (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of April 30, 2018, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of April 30, 2018, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The ProFunds’ compliance date for Form N-PORT is June 1, 2018, and the ProFunds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ending June 30, 2018, the ProFunds will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file Form N-PORT with the SEC for the period ending March 31, 2019. The ProFunds’ compliance date for Form N-CEN is June 1, 2018, and the ProFunds will make their initial filing on Form N-CEN for the period ending July 31, 2018. Form N-CEN will replace Form N-SAR filings. The ProFunds’ adoption of these amendments, including these Schedules of Portfolio Investments prepared as of April 30, 2018, had no effect on the ProFunds’ net assets or results of operations.

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended April 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of April 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$41,538,412	$—	$—	$—	$41,538,412	$—
Repurchase Agreements	—	—	11,636,000	—	11,636,000	—
Swap Agreements	—	—	—	(398,716)	—	(398,716)
Total	$41,538,412	$—	$11,636,000	$(398,716)	$53,174,412	$(398,716)

Basic Materials UltraSector ProFund
Common Stocks	$6,111,610	$—	$—	$—	$6,111,610	$—
Repurchase Agreements	—	—	2,008,000	—	2,008,000	—
Swap Agreements	—	—	—	(180,261)	—	(180,261)
Total	$6,111,610	$—	$2,008,000	$(180,261)	$8,119,610	$(180,261)

Bear ProFund
Repurchase Agreements	$—	$—	$14,391,000	$—	$14,391,000	$—
Futures Contracts	—	73,539	—	—	—	73,539
Swap Agreements	—	—	—	100,485	—	100,485
Total	$—	$73,539	$14,391,000	$100,485	$14,391,000	$174,024

Biotechnology UltraSector ProFund
Common Stocks	$187,805,542	$—	$—	$—	$187,805,542	$—
Contingent Right	—	—	81,819	—	81,819	—
Repurchase Agreements	—	—	61,972,000	—	61,972,000	—
Swap Agreements	—	—	—	(581,717)	—	(581,717)
Total	$187,805,542	$—	$62,053,819	$(581,717)	$249,859,361	$(581,717)

Bull ProFund
Common Stocks	$38,658,186	$—	$—	$—	$38,658,186	$—
Repurchase Agreements	—	—	19,914,000	—	19,914,000	—
Futures Contracts	—	(95,533)	—	—	—	(95,533)
Swap Agreements	—	—	—	(133,614)	—	(133,614)
Total	$38,658,186	$(95,533)	$19,914,000	$(133,614)	$58,572,186	$(229,147)

Consumer Goods UltraSector ProFund
Common Stocks	$6,345,342	$—	$—	$—	$6,345,342	$—
Repurchase Agreements	—	—	1,781,000	—	1,781,000	—
Swap Agreements	—	—	—	(33,993)	—	(33,993)
Total	$6,345,342	$—	$1,781,000	$(33,993)	$8,126,342	$(33,993)

Consumer Services UltraSector ProFund
Common Stocks	$55,239,442	$—	$—	$—	$55,239,442	$—
Repurchase Agreements	—	—	17,832,000	—	17,832,000	—
Swap Agreements	—	—	—	135,916	—	135,916
Total	$55,239,442	$—	$17,832,000	$135,916	$73,071,442	$135,916

Europe 30 ProFund
Common Stocks	$5,204,711	$—	$—	$—	$5,204,711	$—
Total	$5,204,711	$—	$—	$—	$5,204,711	$—

Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$5,156,000	$—	$5,156,000	$—
Forward Currency Contracts	—	—	—	(126,705)	—	(126,705)
Total	$—	$—	$5,156,000	$(126,705)	$5,156,000	$(126,705)

Financials UltraSector ProFund
Common Stocks	$9,135,812	$—	$—	$—	$9,135,812	$—
Repurchase Agreements	—	—	2,906,000	—	2,906,000	—
Swap Agreements	—	—	—	(45,680)	—	(45,680)
Total	$9,135,812	$—	$2,906,000	$(45,680)	$12,041,812	$(45,680)

Health Care UltraSector ProFund
Common Stocks	$13,930,506	$—	$—	$—	$13,930,506	$—
Contingent Right	—	—	2,079	—	2,079	—
Repurchase Agreements	—	—	5,023,000	—	5,023,000	—
Swap Agreements	—	—	—	(76,157)	—	(76,157)
Total	$13,930,506	$—	$5,025,079	$(76,157)	$18,955,585	$(76,157)

Industrials UltraSector ProFund
Common Stocks	$10,918,918	$—	$—	$—	$10,918,918	$—
Repurchase Agreements	—	—	4,317,000	—	4,317,000	—
Swap Agreements	—	—	—	(513,172)	—	(513,172)
Total	$10,918,918	$—	$4,317,000	$(513,172)	$15,235,918	$(513,172)

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Internet UltraSector ProFund
Common Stocks	$139,633,746	$—	$—	$—	$139,633,746	$—
Repurchase Agreements	—	—	42,797,000	—	42,797,000	—
Swap Agreements	—	—	—	(1,871,244)	—	(1,871,244)
Total	$139,633,746	$—	$42,797,000	$(1,871,244)	$182,430,746	$(1,871,244)

Large-Cap Growth ProFund
Common Stocks	$27,945,109	$—	$—	$—	$27,945,109	$—
Total	$27,945,109	$—	$—	$—	$27,945,109	$—

Large-Cap Value ProFund
Common Stocks	$8,703,581	$—	$—	$—	$8,703,581	$—
Repurchase Agreements	—	—	38,000	—	38,000	—
Total	$8,703,581	$—	$38,000	$—	$8,741,581	$—

Mid-Cap ProFund
Common Stocks	$27,219,363	$—	$—	$—	$27,219,363	$—
Repurchase Agreements	—	—	5,604,000	—	5,604,000	—
Futures Contracts	—	(68,972)	—		—	(68,972)
Swap Agreements	—	—	—	(28,014)	—	(28,014)
Total	$27,219,363	$(68,972)	$5,604,000	$(28,014)	$32,823,363	$(96,986)

Mid-Cap Growth ProFund
Common Stocks	$44,374,976	$—	$—	$—	$44,374,976	$—
Total	$44,374,976	$—	$—	$—	$44,374,976	$—

Mid-Cap Value ProFund
Common Stocks	$5,119,772	$—	$—	$—	$5,119,772	$—
Repurchase Agreements	—	—	13,000	—	13,000	—
Total	$5,119,772	$—	$13,000	$—	$5,132,772	$—

Mobile Telecommunications UltraSector ProFund
Common Stocks	$1,433,837	$—	$—	$—	$1,433,837	$—
Repurchase Agreements	—	—	979,000	—	979,000	—
Swap Agreements	—	—	—	(7,104)	—	(7,104)
Total	$1,433,837	$—	$979,000	$(7,104)	$2,412,837	$(7,104)

NASDAQ-100 ProFund
Common Stocks	$49,800,948	$—	$—	$—	$49,800,948	$—
Repurchase Agreements	—	—	38,136,000	—	38,136,000	—
Futures Contracts	—	40,081	—	—	—	40,081
Swap Agreements	—	—	—	(244,027)	—	(244,027)
Total	$49,800,948	$40,081	$38,136,000	$(244,027)	$87,936,948	$(203,946)

Oil & Gas UltraSector ProFund
Common Stocks	$20,920,622	$—	$—	$—	$20,920,622	$—
Repurchase Agreements	—	—	7,288,000	—	7,288,000	—
Swap Agreements	—	—	—	(16,888)	—	(16,888)
Total	$20,920,622	$—	$7,288,000	$(16,888)	$28,208,622	$(16,888)

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$6,869,744	$—	$—	$—	$6,869,744	$—
Repurchase Agreements	—	—	2,483,000	—	2,483,000	—
Swap Agreements	—	—	—	9,323	—	9,323
Total	$6,869,744	$—	$2,483,000	$9,323	$9,352,744	$9,323

Pharmaceuticals UltraSector ProFund
Common Stocks	$4,309,075	$—	$—	$—	$4,309,075	$—
Repurchase Agreements	—	—	1,619,000	—	1,619,000	—
Swap Agreements	—	—	—	(37,997)	—	(37,997)
Total	$4,309,075	$—	$1,619,000	$(37,997)	$5,928,075	$(37,997)

Precious Metals UltraSector ProFund
Common Stocks	$15,801,882	$—	$—	$—	$15,801,882	$—
Repurchase Agreements	—	—	5,899,000	—	5,899,000	—
Swap Agreements	—	—	—	(144,278)	—	(144,278)
Total	$15,801,882	$—	$5,899,000	$(144,278)	$21,700,882	$(144,278)

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Real Estate UltraSector ProFund
Common Stocks	$4,792,571	$—	$—	$—	$4,792,571	$—
Repurchase Agreements	—	—	1,591,000	—	1,591,000	—
Swap Agreements	—	—	—	94,197	—	94,197
Total	$4,792,571	$—	$1,591,000	$94,197	$6,383,571	$94,197

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$30,735,000	$—	$30,735,000	$—
Swap Agreements	—	—	—	634,706	—	634,706
Total	$—	$—	$30,735,000	$634,706	$30,735,000	$634,706

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$7,107,000	$—	$7,107,000	$—
Swap Agreements	—	—	—	96,050	—	96,050
Total	$—	$—	$7,107,000	$96,050	$7,107,000	$96,050

Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$22,748,000	$—	$22,748,000	$—
Forward Currency Contracts	—	—	—	368,556	—	368,556
Total	$—	$—	$22,748,000	$368,556	$22,748,000	$368,556

Semiconductor UltraSector ProFund
Common Stocks	$206,953,059	$—	$—	$—	$206,953,059	$—
Repurchase Agreements	—	—	61,985,000	—	61,985,000	—
Swap Agreements	—	—	—	(869,105)	—	(869,105)
Total	$206,953,059	$—	$61,985,000	$(869,105)	$268,938,059	$(869,105)

Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$4,179,000	$—	$4,179,000	$—
Futures Contracts	—	13,594	—	—	—	13,594
Swap Agreements	—	—	—	30,456	—	30,456
Total	$—	$13,594	$4,179,000	$30,456	$4,179,000	$44,050

Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$1,754,000	$—	$1,754,000	$—
Swap Agreements	—	—	—	5,157	—	5,157
Total	$—	$—	$1,754,000	$5,157	$1,754,000	$5,157

Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$5,592,000	$—	$5,592,000	$—
Swap Agreements	—	—	—	40,436	—	40,436
Total	$—	$—	$5,592,000	$40,436	$5,592,000	$40,436

Short Real Estate ProFund
Repurchase Agreements	$—	$—	$3,689,000	$—	$3,689,000	$—
Swap Agreements	—	—	—	(78,955)	—	(78,955)
Total	$—	$—	$3,689,000	$(78,955)	$3,689,000	$(78,955)

Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,909,000	$—	$1,909,000	$—
Futures Contracts	—	(1,081)	—	—	—	(1,081)
Swap Agreements	—	—	—	15,815	—	15,815
Total	$—	$(1,081)	$1,909,000	$15,815	$1,909,000	$14,734

Small-Cap ProFund
Common Stocks	$10,967,398	$—	$—	$—	$10,967,398	$—
Contingent Rights*	—	—	220	—	220	—
Right	—	—	320	—	320	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	18,840,000	—	18,840,000	—
Futures Contracts	—	(31,514)	—	—	—	(31,514)
Swap Agreements	—	—	—	(158,141)	—	(158,141)
Total	$10,967,398	$(31,514)	$18,840,540	$(158,141)	$29,807,938	$(189,655)

Small-Cap Growth ProFund
Common Stocks	$41,811,461	$—	$—	$—	$41,811,461	$—
Total	$41,811,461	$—	$—	$—	$41,811,461	$—

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Small-Cap Value ProFund
Common Stocks	$29,930,478	$—	$—	$—	$29,930,478	$—
Repurchase Agreements	—	—	35,000	—	35,000	—
Total	$29,930,478	$—	$35,000	$—	$29,965,478	$—

Technology UltraSector ProFund
Common Stocks	$34,307,195	$—	$—	$—	$34,307,195	$—
Repurchase Agreements	—	—	12,324,000	—	12,324,000	—
Swap Agreements	—	—	—	(362,758)	—	(362,758)
Total	$34,307,195	$—	$12,324,000	$(362,758)	$46,631,195	$(362,758)

Telecommunications UltraSector ProFund
Common Stocks	$1,029,361	$—	$—	$—	$1,029,361	$—
Repurchase Agreements	—	—	527,000	—	527,000	—
Swap Agreements	—	—	—	(42,277)	—	(42,277)
Total	$1,029,361	$—	$527,000	$(42,277)	$1,556,361	$(42,277)

U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$9,992,445	$—	$9,992,445	$—
Repurchase Agreements	—	—	10,428,000	—	10,428,000	—
Swap Agreements	—	—	—	(249,435)	—	(249,435)
Total	$—	$—	$20,420,445	$(249,435)	$20,420,445	$(249,435)

UltraBear ProFund
Repurchase Agreements	$—	$—	$15,522,000	$—	$15,522,000	$—
Futures Contracts	—	53,141	—	—	—	53,141
Swap Agreements	—	—	—	238,214	—	238,214
Total	$—	$53,141	$15,522,000	$238,214	$15,522,000	$291,355

UltraBull ProFund
Common Stocks	$106,770,056	$—	$—	$—	$106,770,056	$—
Repurchase Agreements	—	—	28,369,000	—	28,369,000	—
Futures Contracts	—	(151,739)	—	—	—	(151,739)
Swap Agreements	—	—	—	(1,152,883)	—	(1,152,883)
Total	$106,770,056	$(151,739)	$28,369,000	$(1,152,883)	$135,139,056	$(1,304,622)

UltraChina ProFund
Common Stocks	$36,026,609	$—	$—	$—	$36,026,609	$—
Repurchase Agreements	—	—	8,042,000	—	8,042,000	—
Swap Agreements	—	—	—	286,212	—	286,212
Total	$36,026,609	$—	$8,042,000	$286,212	$44,068,609	$286,212

UltraDow 30 ProFund
Common Stocks	$37,535,580	$—	$—	$—	$37,535,580	$—
Repurchase Agreements	—	—	7,306,000	—	7,306,000	—
Futures Contracts	—	(202,107)	—	—	—	(202,107)
Swap Agreements	—	—	—	(275,275)	—	(275,275)
Total	$37,535,580	$(202,107)	$7,306,000	$(275,275)	$44,841,580	$(477,382)

UltraEmerging Markets ProFund
Common Stocks	$31,599,304	$—	$—	$—	$31,599,304	$—
Preferred Stock	724,565	—	—	—	724,565	—
Repurchase Agreements	—	—	3,679,000	—	3,679,000	—
Swap Agreements	—	—	—	(20,438)	—	(20,438)
Total	$32,323,869	$—	$3,679,000	$(20,438)	$36,002,869	$(20,438)

UltraInternational ProFund
Repurchase Agreements	$—	$—	$15,485,000	$—	$15,485,000	$—
Swap Agreements	—	—	—	(136,284)	—	(136,284)
Total	$—	$—	$15,485,000	$(136,284)	$15,485,000	$(136,284)

UltraJapan ProFund
Repurchase Agreements	$—	$—	$25,030,000	$—	$25,030,000	$—
Futures Contracts	—	2,537,607	—	—	—	2,537,607
Total	$—	$2,537,607	$25,030,000	$—	$25,030,000	$2,537,607

UltraLatin America ProFund
Common Stocks	$30,224,950	$—	$—	$—	$30,224,950	$—
Preferred Stocks	1,720,377	—	—	—	1,720,377	—
Repurchase Agreements	—	—	8,276,000	—	8,276,000	—
Swap Agreements	—	—	—	(538,957)	—	(538,957)
Total	$31,945,327	$—	$8,276,000	$(538,957)	$40,221,327	$(538,957)

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraMid-Cap ProFund
Common Stocks	$62,793,183	$—	$—	$—	$62,793,183	$—
Repurchase Agreements	—	—	23,806,000	—	23,806,000	—
Futures Contracts	—	(211,067)	—	—	—	(211,067)
Swap Agreements	—	—	—	(1,076,364)	—	(1,076,364)
Total	$62,793,183	$(211,067)	$23,806,000	$(1,076,364)	$86,599,183	$(1,287,431)

UltraNASDAQ-100 ProFund
Common Stocks	$255,229,856	$—	$—	$—	$255,229,856	$—
Repurchase Agreements	—	—	179,284,000	—	179,284,000	—
Futures Contracts	—	2,378,257	—	—	—	2,378,257
Swap Agreements	—	—	—	(4,167,625)	—	(4,167,625)
Total	$255,229,856	$2,378,257	$179,284,000	$(4,167,625)	$434,513,856	$(1,789,368)

UltraShort China ProFund
Repurchase Agreements	$—	$—	$1,381,000	$—	$1,381,000	$—
Swap Agreements	—	—	—	(15,642)	—	(15,642)
Total	$—	$—	$1,381,000	$(15,642)	$1,381,000	$(15,642)

UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,275,000	$—	$4,275,000	$—
Futures Contracts	—	7,734	—	—	—	7,734
Swap Agreements	—	—	—	51,475	—	51,475
Total	$—	$7,734	$4,275,000	$51,475	$4,275,000	$59,209

UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$2,049,000	$—	$2,049,000	$—
Swap Agreements	—	—	—	1,790	—	1,790
Total	$—	$—	$2,049,000	$1,790	$2,049,000	$1,790

UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,496,000	$—	$2,496,000	$—
Swap Agreements	—	—	—	21,552	—	21,552
Total	$—	$—	$2,496,000	$21,552	$2,496,000	$21,552

UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$710,000	$—	$710,000	$—
Futures Contracts	—	(35,862)	—	—	—	(35,862)
Total	$—	$(35,862)	$710,000	$—	$710,000	$(35,862)

UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$2,556,000	$—	$2,556,000	$—
Swap Agreements	—	—	—	56,387	—	56,387
Total	$—	$—	$2,556,000	$56,387	$2,556,000	$56,387

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,021,000	$—	$1,021,000	$—
Futures Contracts	—	5,408	—	—	—	5,408
Swap Agreements	—	—	—	19,981	—	19,981
Total	$—	$5,408	$1,021,000	$19,981	$1,021,000	$25,389

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$16,265,000	$—	$16,265,000	$—
Futures Contracts	—	65,699	—	—	—	65,699
Swap Agreements	—	—	—	242,785	—	242,785
Total	$—	$65,699	$16,265,000	$242,785	$16,265,000	$308,484

UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$3,701,000	$—	$3,701,000	$—
Futures Contracts	—	(2,161)	—	—	—	(2,161)
Swap Agreements	—	—	—	65,912	—	65,912
Total	$—	$(2,161)	$3,701,000	$65,912	$3,701,000	$63,751

UltraSmall-Cap ProFund
Common Stocks	$28,816,301	$—	$—	$—	$28,816,301	$—
Contingent Rights*	—	—	2,058	—	2,058	—
Right	—	—	928	—	928	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	27,977,000	—	27,977,000	—
Futures Contracts	—	107,953	—	—	—	107,953
Swap Agreements	—	—	—	(683,455)	—	(683,455)
Total	$28,816,301	$107,953	$27,979,986	$(683,455)	$56,796,287	$(575,502)

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Utilities UltraSector ProFund
Common Stocks	$7,233,344	$—	$—	$—	$7,233,344	$—
Repurchase Agreements	—	—	2,100,000	—	2,100,000	—
Swap Agreements	—	—	—	152,144	—	152,144
Total	$7,233,344	$—	$2,100,000	$152,144	$9,333,344	$152,144

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Chelsea Therapeutics International, Ltd. contingent right was valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, each Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration.  With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund will invest in financial instruments involving third parties (i.e., counterparties). The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

:: Notes to Schedules of Portfolio Investments :: April 30, 2018 (Unaudited)

Index Performance Risk

Certain ProFunds will be subject to index performance risk. There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund achieving high, or even positive, returns. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of April 30, 2018, Rising U.S. Dollar ProFund is owed $730,467 of the original amount owed, as of September 15, 2008, of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S. Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $69,398, and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $661,069 and is included in “net other assets (liabilities)”. All other outstanding balances due from (or to) Lehman have been substantially relieved as of April 30, 2018.

6. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

7. Subsequent Events

In June 2018, the Trust’s Board of Trustees authorized the Advisor, on behalf of the Trust, to change the underlying benchmark for each of the Mobile Telecommunications UltraSector ProFund, the Oil Equipment, Services & Distribution UltraSector ProFund, the Pharmaceuticals UltraSector ProFund, and the Telecommunications UltraSector ProFund. For the Mobile Telecommunications UltraSector ProFund, the benchmark will change from the Dow Jones U.S. Mobile Telecommunications Index to the S&P Communication Services Select Sector Index. For the Oil Equipment, Services & Distribution UltraSector ProFund, the Pharmaceuticals UltraSector ProFund, and the Telecommunications UltraSector ProFund, each ProFund’s benchmark will change from the Dow Jones U.S. Oil Equipment, Services & Distribution Index, the Dow Jones U.S. Pharmaceuticals Index, and the Dow Jones U.S. Telecommunications Index, respectively, to the Dow Jones U.S. Select Oil Equipment, Services & Distribution Index, the Dow Jones U.S. Select Pharmaceuticals Index, and the Dow Jones U.S. Select Telecommunications Index, respectively. Implementation dates for these changes have not yet been determined.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	June 25, 2018

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 25, 2018

* Print the name and title of each signing officer under his or her signature.